UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

SHARES		COMPANY	VALUE
COMMON STOCKS - 95.0%

ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
1,100,000		NorthStar Asset Management Group, Inc	$13,354,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	13,354,000

DIVERSIFIED CAPITAL MARKETS - 0.3%
175,000		HFF, Inc (Class A)	5,437,250
		TOTAL DIVERSIFIED CAPITAL MARKETS	5,437,250

DIVERSIFIED REITS - 4.6%
3,200,000		Gramercy Property Trust	24,704,000
375,000		iShares Dow Jones US Real Estate Index Fund	28,166,250
1,250,000		NorthStar Realty Finance Corp	21,287,500
1,000,000		Spirit Realty Capital, Inc	10,020,000
		TOTAL DIVERSIFIED REITS	84,177,750

HEALTH CARE FACILITIES - 0.3%
254,706	*	Brookdale Senior Living, Inc	4,701,873
		TOTAL HEALTH CARE FACILITIES	4,701,873

HOTELS, RESORTS & CRUISE LINES - 0.9%
225,000		Starwood Hotels & Resorts Worldwide, Inc	15,588,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	15,588,000

INDUSTRIAL REITS - 9.1%
1,900,000		Prologis, Inc	81,548,000
3,350,000	a	Rexford Industrial Realty, Inc	54,806,000
1,350,000		Terreno Realty Corp	30,537,000
		TOTAL INDUSTRIAL REITS	166,891,000

MORTGAGE REITS - 0.8%
750,000		Starwood Property Trust, Inc	15,420,000
		TOTAL MORTGAGE REITS	15,420,000

OFFICE REITS - 10.9%
550,000		Boston Properties, Inc	70,147,000
375,000		Hudson Pacific Properties	10,552,500
500,000		Kilroy Realty Corp	31,640,000
600,000		NorthStar Realty Europe Corp	7,086,000
400,000		SL Green Realty Corp	45,192,000
350,000		Vornado Realty Trust	34,986,000
		TOTAL OFFICE REITS	199,603,500
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
REAL ESTATE OPERATING COMPANIES - 0.8%
675,000	*	Forest City Enterprises, Inc (Class A)	$14,802,750
		TOTAL REAL ESTATE OPERATING COMPANIES	14,802,750

REAL ESTATE SERVICES - 1.6%
725,000		Kennedy-Wilson Holdings, Inc	17,458,000
400,000	*	Marcus & Millichap, Inc	11,656,000
		TOTAL REAL ESTATE SERVICES	29,114,000

RESIDENTIAL REITS - 19.6%
750,000		Apartment Investment & Management Co (Class A)	30,022,500
500,000		AvalonBay Communities, Inc	92,065,000
575,000		Equity Lifestyle Properties, Inc	38,335,250
1,250,000		Equity Residential	101,987,500
265,000		Essex Property Trust, Inc	63,443,650
850,000		Monogram Residential Trust, Inc	8,296,000
375,000		Sun Communities, Inc	25,698,750
		TOTAL RESIDENTIAL REITS	359,848,650

RETAIL REITS - 20.3%
1,500,000		DDR Corp	25,260,000
900,000		Equity One, Inc	24,435,000
375,000		Federal Realty Investment Trust	54,787,500
2,050,000		General Growth Properties, Inc	55,780,500
750,000		Retail Opportunities Investment Corp	13,425,000
860,000		Simon Property Group, Inc	167,218,400
400,000		Taubman Centers, Inc	30,688,000
		TOTAL RETAIL REITS	371,594,400

SPECIALIZED REITS - 25.1%
675,000		American Tower Corp	65,441,250
400,000		Crown Castle International Corp	34,580,000
1,150,000		CubeSmart	35,213,000
120,000		Equinix, Inc	36,288,000
450,000		Extra Space Storage, Inc	39,694,500
750,000		Healthcare Trust of America, Inc	20,227,500
1,800,000		Host Marriott Corp	27,612,000
250,000		Plum Creek Timber Co, Inc	11,930,000
300,000		Public Storage, Inc	74,310,000
1,600,000		Sunstone Hotel Investors, Inc	19,984,000
450,000		Ventas, Inc	25,393,500
900,000		Welltower, Inc	61,227,000
300,000		Weyerhaeuser Co	8,994,000
		TOTAL SPECIALIZED REITS	460,894,750

		TOTAL COMMON STOCKS	1,741,427,923
		(Cost $1,329,882,465)
2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 4.1%

GOVERNMENT AGENCY DEBT - 4.1%
$15,000,000	Federal Home Loan Bank (FHLB)	0.100%	01/20/16	$14,998,995
25,000,000	FHLB	0.125	01/15/16	24,998,850
35,000,000	Fannie Discount Note	0.230	01/04/16	35,000,000
				74,997,845

	TOTAL SHORT-TERM INVESTMENTS			74,997,845
	(Cost $74,997,322)

	TOTAL INVESTMENTS - 99.1%			1,816,425,768
	(Cost $1,404,879,787)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			15,717,037
	NET ASSETS - 100.0%			$1,832,142,805

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.2%

AUTOMOBILES & COMPONENTS - 0.1%
$445,500	i	Dealer Tire LLC	5.500%	12/22/21	$444,943
1,728,125	i	Gates Global LLC	4.250	07/05/21	1,617,024
		TOTAL AUTOMOBILES & COMPONENTS			2,061,967

CAPITAL GOODS - 0.0%
249,375	i	CHI Overhead Doors, Inc	4.750	07/31/22	244,233
300,000	i	Plaze, Inc	5.250	07/31/22	297,000
		TOTAL CAPITAL GOODS			541,233

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
729,488	i	Creative Artists Agency LLC	5.500	12/17/21	725,840
200,000	h,i	Staples, Inc	3.500	04/24/21	197,416
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			923,256

CONSUMER DURABLES & APPAREL - 0.0%
824,185	i	Otter Products LLC	5.750	06/03/20	786,066
		TOTAL CONSUMER DURABLES & APPAREL			786,066

CONSUMER SERVICES - 0.2%
900,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	860,625
897,750	i	Knowledge Universe Education LLC	6.000	08/13/22	875,306
2,567,276	i	Spin Holdco, Inc	4.250	11/14/19	2,460,734
		TOTAL CONSUMER SERVICES			4,196,665

DIVERSIFIED FINANCIALS - 0.1%
498,750	i	DTZ US Borrower LLC	4.250	11/04/21	485,812
496,199		DTZ US Borrower LLC	4.250	11/04/21	483,327
234,633	i	TransFirst, Inc	4.750	11/12/21	232,329
886,466	i	TransUnion LLC	3.500	04/09/21	859,500
		TOTAL DIVERSIFIED FINANCIALS			2,060,968

ENERGY - 0.0%
41,303	i	Granite Acquisition, Inc	5.000	12/19/21	36,759
929,310	i	Granite Acquisition, Inc	5.000	12/19/21	827,086
		TOTAL ENERGY			863,845

FOOD & STAPLES RETAILING - 0.0%
1,191,000	i	Albertson’s Holdings LLC	5.500	08/25/21	1,179,543
		TOTAL FOOD & STAPLES RETAILING			1,179,543

FOOD, BEVERAGE & TOBACCO - 0.0%
254,363	i	Hostess Brands LLC	4.500	08/03/22	252,773
164,029	i	Post Holdings, Inc	3.750	06/02/21	163,593
		TOTAL FOOD, BEVERAGE & TOBACCO			416,366
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$799,995	i	Capsugel Holdings US, Inc	3.500%	08/01/18	$783,995
1,208,909	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,202,356
550,000	i	Greatbatch Ltd	5.250	10/14/22	543,812
1,969,773	i	HCA, Inc	3.357	05/01/18	1,966,090
1,969,849	i	Kinetic Concepts, Inc	4.500	05/04/18	1,892,690
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,388,943

INSURANCE - 0.0%
1,295,087	i	Acrisure LLC	6.500	05/19/22	1,238,427
		TOTAL INSURANCE			1,238,427

MATERIALS - 0.2%
994,950	i	Eco Services Operations LLC	4.750	12/04/21	978,474
1,233,333	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,187,083
360,000	i	Solenis International LP	7.750	07/31/22	283,500
1,969,697		Tronox Pigments, B.V.	4.500	03/19/20	1,738,258
		TOTAL MATERIALS			4,187,315

MEDIA - 0.2%
897,750	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	844,630
495,683	i	CSC Holdings LLC	2.924	04/17/20	493,517
700,000	i	Neptune Finco Corp	5.000	10/09/22	698,033
1,708,953	i	Univision Communications, Inc	4.000	03/01/20	1,669,288
504,991	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	493,866
		TOTAL MEDIA			4,199,334

SOFTWARE & SERVICES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	906,500
918,317	i	IMS Health, Inc	3.500	03/17/21	895,359
730,405	i	Mitchell International, Inc	4.500	10/13/20	689,502
333,913	i	P2 Lower Acquisition LLC	5.500	10/22/20	329,739
668,239	i	ProQuest LLC	5.750	10/24/21	654,039
28,377	i	SS&C Technologies Holdings Europe SARL	4.018	07/08/22	28,129
192,825	i	SS&C Technologies Holdings, Inc	4.007	07/08/22	191,138
		TOTAL SOFTWARE & SERVICES			3,694,406

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,119,375	i	CommScope, Inc	3.827	12/29/22	1,110,286
918,410	i	Sensata Technologies BV	3.000	10/14/21	900,427
444,000	i	Zebra Technologies Corp	4.750	10/27/21	444,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,454,713

		TOTAL BANK LOAN OBLIGATIONS			35,193,047
		(Cost $36,715,604)

BONDS - 93.9%

CORPORATE BONDS - 36.7%

AUTOMOBILES & COMPONENTS - 0.2%
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,123,668
675,000	g	Gates Global LLC	6.000	07/15/22	486,000
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Johnson Controls, Inc	4.625%	07/02/44	$1,694,982
1,750,000		Magna International, Inc	3.625	06/15/24	1,711,138
375,000		Magna International, Inc	4.150	10/01/25	381,962
150,000	g	ZF North America Capital, Inc	4.000	04/29/20	151,237
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	146,625
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	142,875
		TOTAL AUTOMOBILES & COMPONENTS			5,838,487

BANKS - 5.3%
500,000	g	Akbank TAS	4.000	01/24/20	482,355
1,350,000	g	Akbank TAS	5.125	03/31/25	1,256,234
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,000,000
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	2,962,500
700,000		Bancolombia S.A.	5.950	06/03/21	721,875
500,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	502,454
1,690,000		Bank of America Corp	5.300	03/15/17	1,758,039
1,125,000		Bank of America Corp	6.000	09/01/17	1,197,211
4,150,000		Bank of America Corp	2.625	10/19/20	4,099,623
5,000,000		Bank of America Corp	4.000	01/22/25	4,898,680
2,100,000		Bank of America Corp	3.950	04/21/25	2,045,104
2,450,000		Bank of America Corp	3.875	08/01/25	2,487,301
1,750,000		Bank of America Corp	4.750	04/21/45	1,681,984
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,014,026
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,358,705
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,478,598
3,475,000		Barclays plc	2.750	11/08/19	3,462,306
3,350,000		Barclays plc	3.650	03/16/25	3,219,434
650,000		Branch Banking & Trust Co	2.300	10/15/18	656,573
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,524,671
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,045,606
2,050,000		Citigroup, Inc	1.300	11/15/16	2,045,031
3,325,000		Citigroup, Inc	3.300	04/27/25	3,265,772
3,400,000		Citigroup, Inc	4.400	06/10/25	3,435,632
4,950,000		Citigroup, Inc	4.450	09/29/27	4,920,538
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	379,621
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,303,436
2,550,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,672,120
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,256,610
850,000	g	Credit Agricole S.A.	2.750	06/10/20	854,559
2,325,000		Discover Bank	3.100	06/04/20	2,331,368
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,633,951
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,434,160
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,406,225
1,275,000		HSBC Holdings plc	4.250	08/18/25	1,265,527
1,400,000		HSBC USA, Inc	2.375	11/13/19	1,394,597
2,500,000		HSBC USA, Inc	2.350	03/05/20	2,471,665
1,000,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	1,011,542
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,740,542
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	i	JPMorgan Chase & Co	5.150%	12/30/49	$708,750
2,945,000		KeyBank NA	2.500	12/15/19	2,950,189
3,275,000		KeyBank NA	2.250	03/16/20	3,239,109
4,000,000		KeyBank NA	3.300	06/01/25	3,956,260
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	899,176
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,504,891
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,017,355
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,084,800
2,075,000		PNC Bank NA	2.200	01/28/19	2,082,055
2,425,000		PNC Bank NA	2.250	07/02/19	2,436,497
4,150,000		PNC Bank NA	2.600	07/21/20	4,150,021
1,750,000		PNC Bank NA	2.700	11/01/22	1,702,134
3,050,000		PNC Bank NA	2.950	01/30/23	2,959,046
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,536,488
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,030,808
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,218,174
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,588,628
3,350,000	g	Societe Generale S.A.	4.750	11/24/25	3,242,331
3,350,000	g	Societe Generale S.A.	5.625	11/24/45	3,207,136
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,038,525
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,690,721
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	909,313
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,028,447
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,348,499
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	844,305
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	518,511
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	392,176
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,018,270
1,750,000		Union Bank NA	2.125	06/16/17	1,760,950
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,572,450
4,135,000		US Bank NA	2.800	01/27/25	4,026,270
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,155,758
4,200,000		Westpac Banking Corp	2.600	11/23/20	4,198,387
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,619,100
		TOTAL BANKS			157,311,705

CAPITAL GOODS - 0.9%
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,753,424
1,675,000	g	CRH America, Inc	3.875	05/18/25	1,664,396
675,000		Eaton Corp	4.000	11/02/32	643,170
700,000		Embraer Netherlands Finance BV	5.050	06/15/25	637,000
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	856,750
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,835,769
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	502,151
2,325,000		John Deere Capital Corp	3.400	09/11/25	2,358,233
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,067,698
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,281,547
666,203	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	146,565
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,239,435
1,275,000		Rockwell Automation, Inc	2.875	03/01/25	1,243,555
725,000	g	Schaeffler Finance BV	4.750	05/15/21	728,625
2,290,000	g	Stena AB	7.000	02/01/24	1,946,500
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$950,000		Textron, Inc	3.875%	03/01/25	$932,205
2,775,000		Timken Co	3.875	09/01/24	2,620,205
2,645,000	g	TSMC Global Ltd	1.625	04/03/18	2,592,698
		TOTAL CAPITAL GOODS			26,049,926

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,434,723
110,000		21st Century Fox America, Inc	7.625	11/30/28	138,704
85,000		21st Century Fox America, Inc	6.550	03/15/33	96,868
730,000		21st Century Fox America, Inc	6.650	11/15/37	848,305
600,000		21st Century Fox America, Inc	6.900	08/15/39	709,385
250,000		ADT Corp	6.250	10/15/21	261,137
225,000		AECOM	5.750	10/15/22	231,750
575,000		AECOM	5.875	10/15/24	586,500
1,425,000		Air Lease Corp	3.875	04/01/21	1,432,125
3,000,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,909,178
7,000,000		Fluor Corp	3.500	12/15/24	6,994,827
1,495,000		Republic Services, Inc	3.800	05/15/18	1,548,762
2,400,000		Republic Services, Inc	3.550	06/01/22	2,452,279
1,700,000		Republic Services, Inc	3.200	03/15/25	1,636,746
650,000		United Rentals North America, Inc	5.500	07/15/25	630,500
3,350,000		Visa, Inc	2.200	12/14/20	3,347,454
2,250,000		Visa, Inc	3.150	12/14/25	2,254,754
1,500,000		Waste Management, Inc	2.600	09/01/16	1,510,340
2,800,000		Waste Management, Inc	2.900	09/15/22	2,749,230
500,000		Waste Management, Inc	3.900	03/01/35	467,498
550,000		Waste Management, Inc	4.100	03/01/45	511,172
725,000	g	XPO Logistics, Inc	6.500	06/15/22	670,625
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			36,422,862

CONSUMER DURABLES & APPAREL - 0.1%
1,200,000		DR Horton, Inc	3.750	03/01/19	1,200,000
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	631,893
1,100,000		PVH Corp	4.500	12/15/22	1,075,250
500,000		Whirlpool Corp	3.700	03/01/23	503,198
		TOTAL CONSUMER DURABLES & APPAREL			3,410,341

CONSUMER SERVICES - 0.2%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,854,000
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,825,676
600,000		Speedway Motorsports, Inc	5.125	02/01/23	594,000
		TOTAL CONSUMER SERVICES			4,273,676

DIVERSIFIED FINANCIALS - 4.4%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	756,906
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	618,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,606,839
2,700,000		American Express Credit Corp	2.250	08/15/19	2,700,389
2,450,000		American Express Credit Corp	2.375	05/26/20	2,432,171
7,750,000	g,i	Armor Re Ltd	4.243	12/15/16	7,733,725
580,000		Bank of New York Mellon Corp	5.450	05/15/19	640,235
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,527,260

8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,775,000	g	Bayer US Finance LLC	3.375%	10/08/24	$1,788,336
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	980,000
1,500,000	g	Comcel Trust	6.875	02/06/24	1,155,000
1,475,000		Credit Suisse	2.300	05/28/19	1,476,689
2,575,000		Credit Suisse	3.000	10/29/21	2,566,111
1,525,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	1,524,414
1,650,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,594,060
1,700,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,676,401
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,493,326
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,634,784
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,524,405
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	852,686
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,082,797
3,325,000		Ford Motor Credit Co LLC	3.157	08/04/20	3,314,985
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,072,575
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,314,895
10,313,000	g	GE Capital International Funding Co	2.342	11/15/20	10,237,437
1,806,000	g	GE Capital International Funding Co	3.373	11/15/25	1,838,983
825,000	g	GE Capital International Funding Co	4.418	11/15/35	842,195
695,000		General Electric Capital Corp	3.100	01/09/23	705,432
232,000		General Electric Capital Corp	6.875	01/10/39	316,216
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,214,285
750,000		General Motors Financial Co, Inc	3.200	07/13/20	738,451
360,000		General Motors Financial Co, Inc	4.375	09/25/21	365,242
2,075,000		Goldman Sachs Group, Inc	2.750	09/15/20	2,074,087
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,770,538
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,573,628
1,575,000		Goldman Sachs Group, Inc	4.250	10/21/25	1,563,940
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	595,976
1,910,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,854,050
1,075,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,067,605
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,080,846
525,000		Icahn Enterprises LP	4.875	03/15/19	520,275
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,023,500
350,000		Legg Mason, Inc	2.700	07/15/19	349,147
475,000		Legg Mason, Inc	3.950	07/15/24	467,473
2,650,000		Morgan Stanley	1.875	01/05/18	2,647,331
2,250,000		Morgan Stanley	2.650	01/27/20	2,244,667
5,050,000		Morgan Stanley	2.800	06/16/20	5,067,988
400,000		Morgan Stanley	3.750	02/25/23	409,965
5,475,000		Morgan Stanley	3.700	10/23/24	5,501,828
1,975,000		Morgan Stanley	4.000	07/23/25	2,035,502
3,225,000		Morgan Stanley	4.350	09/08/26	3,237,458
1,750,000		Morgan Stanley	3.950	04/23/27	1,699,241
2,000,000		Morgan Stanley	6.375	07/24/42	2,471,386
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,485,563
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	689,377
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,506,275
500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	485,927
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,634,772
850,000		Unilever Capital Corp	3.100	07/30/25	862,022
2,200,000		Wells Fargo & Co	2.550	12/07/20	2,188,967
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,680,000		Wells Fargo & Co	3.900%	05/01/45	$1,548,973
		TOTAL DIVERSIFIED FINANCIALS			127,983,537

ENERGY - 2.8%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,310,161
365,000		Anadarko Petroleum Corp	6.950	06/15/19	398,725
600,000		Apache Corp	4.750	04/15/43	515,443
300,000		Apache Corp	4.250	01/15/44	240,096
2,515,000		Ashland, Inc	3.875	04/15/18	2,565,300
500,000		Ashland, Inc	4.750	08/15/22	486,250
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,006,480
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,351,179
104,000		California Resources Corp	5.000	01/15/20	37,050
429,000	g	California Resources Corp	8.000	12/15/22	225,761
58,000		California Resources Corp	6.000	11/15/24	17,690
795,000		Calumet Specialty Products Partners LP	6.500	04/15/21	691,650
4,100,000		Chevron Corp	2.419	11/17/20	4,079,611
2,050,000		Cimarex Energy Co	4.375	06/01/24	1,819,414
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,734,375
1,150,000		Continental Resources, Inc	5.000	09/15/22	848,125
750,000		Devon Energy Corp	5.850	12/15/25	729,473
500,000		Dynegy, Inc	6.750	11/01/19	470,000
700,000		Ecopetrol S.A.	4.125	01/16/25	560,000
1,100,000		Ecopetrol S.A.	5.375	06/26/26	937,750
480,000		Enbridge Energy Partners LP	5.200	03/15/20	486,342
850,000		Enbridge Energy Partners LP	4.375	10/15/20	829,514
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,590,397
825,000		EnCana Corp	6.500	02/01/38	659,495
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,059,245
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,255,498
675,000		EP Energy LLC	6.375	06/15/23	337,500
1,425,000		Exterran Partners LP	6.000	10/01/22	1,161,375
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,390,635
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	555,187
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,203,388
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,062,000
1,000,000		Noble Energy, Inc	5.625	05/01/21	978,187
3,400,000		Noble Energy, Inc	5.875	06/01/22	3,234,420
350,000		Noble Energy, Inc	5.250	11/15/43	282,480
775,000		Noble Holding International Ltd	4.000	03/16/18	701,863
1,050,000		Noble Holding International Ltd	3.950	03/15/22	694,479
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,138,184
700,000		ONE Gas, Inc	3.610	02/01/24	712,786
200,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	38,000
500,000		Peabody Energy Corp	6.000	11/15/18	92,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	379,965
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	446,875
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,363,543
350,000	i	Petrobras Global Finance BV	1.990	05/20/16	341,250
1,000,000	i	Petrobras Global Finance BV	2.461	01/15/19	760,000
1,600,000		Petrobras Global Finance BV	3.000	01/15/19	1,216,000
2,000,000		Petrobras Global Finance BV	4.875	03/17/20	1,500,000
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Petrobras International Finance Co	3.500%	02/06/17	$654,500
170,000		Petroleos Mexicanos	8.000	05/03/19	187,148
1,500,000	g	Petroleos Mexicanos	3.500	07/23/20	1,419,750
2,750,000		Petroleos Mexicanos	3.500	01/30/23	2,399,375
300,000	g	Petroleos Mexicanos	4.250	01/15/25	262,500
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,414,399
1,075,000	g	Petroleos Mexicanos	5.625	01/23/46	822,590
650,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	601,250
615,000		Pioneer Natural Resources Co	7.500	01/15/20	653,307
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	1,962,937
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,508,547
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	5,397,929
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,048,125
625,000		Precision Drilling Corp	6.500	12/15/21	481,250
468,000		Questar Market Resources, Inc	6.875	03/01/21	383,760
530,000		Regency Energy Partners LP	5.875	03/01/22	499,599
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	462,500
500,000		Sabine Pass LNG LP	6.500	11/01/20	485,000
1,275,000		Southwestern Energy Co	4.050	01/23/20	924,375
675,000		Statoil ASA	1.200	01/17/18	668,444
1,700,000		Statoil ASA	2.450	01/17/23	1,612,185
1,325,000		Statoil ASA	4.250	11/23/41	1,248,972
750,000		Talisman Energy, Inc	3.750	02/01/21	680,326
450,000	g	Targa Resources Partners LP	5.000	01/15/18	416,250
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	1,969,876
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	894,687
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	112,613
500,000		Vale Overseas Ltd	4.375	01/11/22	378,415
480,000		Vale Overseas Ltd	6.875	11/21/36	335,539
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,050,000
		TOTAL ENERGY			82,431,789

FOOD & STAPLES RETAILING - 0.8%
4,825,000		CVS Health Corp	2.800	07/20/20	4,848,686
975,000		CVS Health Corp	3.375	08/12/24	965,388
4,175,000		CVS Health Corp	3.875	07/20/25	4,261,615
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,596,000
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,142,496
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,485,749
		TOTAL FOOD & STAPLES RETAILING			22,299,934

FOOD, BEVERAGE & TOBACCO - 1.2%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,258,188
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,395,715
875,000		ConAgra Foods, Inc	3.200	01/25/23	841,838
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,773,000
1,600,000		Diageo Capital plc	2.625	04/29/23	1,546,861
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,030,460
2,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,867,088
1,425,000		General Mills, Inc	2.200	10/21/19	1,425,443
1,624,000	g	HJ Heinz Co	4.875	02/15/25	1,726,349
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	900,132
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		Mondelez International, Inc	4.125%	02/09/16	$651,678
6,770,000		Mondelez International, Inc	4.000	02/01/24	6,983,208
78,000		PepsiCo, Inc	7.900	11/01/18	91,408
3,875,000		PepsiCo, Inc	2.750	04/30/25	3,761,335
2,785,000		PepsiCo, Inc	4.450	04/14/46	2,874,719
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	516,713
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,515,145
3,700,000		Philip Morris International, Inc	3.375	08/11/25	3,744,863
200,000		Philip Morris International, Inc	6.375	05/16/38	252,273
775,000		Tyson Foods, Inc	3.950	08/15/24	795,767
500,000		Tyson Foods, Inc	4.875	08/15/34	509,971
		TOTAL FOOD, BEVERAGE & TOBACCO			35,462,154

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
600,000		Becton Dickinson & Co	1.750	11/08/16	603,041
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,160,555
2,825,000		Becton Dickinson & Co	4.685	12/15/44	2,849,993
375,000		CHS/Community Health Systems	6.875	02/01/22	355,781
750,000		Covidien International Finance S.A.	3.200	06/15/22	751,881
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,823,983
1,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	1,077,500
2,700,000		HCA, Inc	6.500	02/15/20	2,941,650
3,000,000		Keysight Technologies, Inc	4.550	10/30/24	2,884,287
725,000		Laboratory Corp of America Holdings	2.625	02/01/20	716,056
1,175,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,133,903
2,075,000		McKesson Corp	4.883	03/15/44	2,075,000
4,150,000		Medtronic, Inc	3.500	03/15/25	4,199,132
4,725,000		Medtronic, Inc	4.625	03/15/45	4,871,603
2,150,000		Quest Diagnostics, Inc	3.500	03/30/25	2,077,345
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	524,911
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,472,228
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	803,498
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,568,257
2,825,000		Zimmer Holdings, Inc	3.550	04/01/25	2,746,609
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			37,637,213

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,500,000		Colgate-Palmolive Co	4.000	08/15/45	2,505,543
800,000		Ecolab, Inc	1.450	12/08/17	792,462
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,298,005

INSURANCE - 2.2%
750,000		Aetna, Inc	1.500	11/15/17	747,157
285,000		Aetna, Inc	6.625	06/15/36	341,618
1,225,000		Allstate Corp	3.150	06/15/23	1,224,757
1,225,000		Allstate Corp	4.500	06/15/43	1,244,550
1,675,000		American International Group, Inc	2.300	07/16/19	1,661,000
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,760,513
500,000		Chubb Corp	6.000	05/11/37	612,966
235,000		Cigna Corp	5.125	06/15/20	256,528
2,000,000		Cigna Corp	4.500	03/15/21	2,122,970
1,275,000		Cigna Corp	3.250	04/15/25	1,252,161
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,300,000	g	Five Corners Funding Trust	4.419%	11/15/23	$5,533,714
1,275,000		Lincoln National Corp	7.000	06/15/40	1,599,169
3,100,000	g,i	Merna Reinsurance IV Ltd	2.663	04/08/16	3,099,070
1,125,000		MetLife, Inc	6.750	06/01/16	1,150,755
4,700,000		MetLife, Inc	4.368	09/15/23	5,047,946
2,525,000		MetLife, Inc	3.000	03/01/25	2,428,209
2,675,000		MetLife, Inc	4.050	03/01/45	2,478,353
1,700,000	i	MetLife, Inc	5.250	12/30/49	1,729,750
450,000		Principal Financial Group, Inc	1.850	11/15/17	450,363
1,500,000		Progressive Corp	3.750	08/23/21	1,586,076
630,000		Prudential Financial, Inc	7.375	06/15/19	731,143
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,169,488
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,432,538
2,675,000	i	Prudential Financial, Inc	5.200	03/15/44	2,582,713
3,350,000	i	Prudential Financial, Inc	5.375	05/15/45	3,345,813
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,404,633
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,473,679
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,250,479
615,000		Travelers Cos, Inc	5.800	05/15/18	671,709
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,676,704
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	3,498,951
3,000,000		WellPoint, Inc	3.125	05/15/22	2,945,541
1,500,000		WellPoint, Inc	4.625	05/15/42	1,416,431
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,368,147
410,000		WR Berkley Corp	5.375	09/15/20	450,642
		TOTAL INSURANCE			63,746,236

MATERIALS - 1.7%
125,000		Alcoa, Inc	5.125	10/01/24	113,750
1,025,000	g	Anglo American Capital plc	3.625	05/14/20	727,750
646,000		Barrick Gold Corp	4.100	05/01/23	554,218
250,000	g	Berry Plastics Corp	6.000	10/15/22	254,375
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	498,400
450,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	485,437
235,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	258,500
350,000	g	Cascades, Inc	5.500	07/15/22	339,500
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	495,181
475,000	g	Cemex Finance LLC	6.000	04/01/24	407,312
275,000	g	Cemex SAB de C.V.	5.700	01/11/25	229,969
800,000		Corning, Inc	1.450	11/15/17	793,144
450,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	402,655
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	293,650
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	624,890
1,425,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,341,888
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	478,744
1,070,000		Crown Americas LLC	6.250	02/01/21	1,104,775
1,815,000		Crown Americas LLC	4.500	01/15/23	1,774,162
335,000		Eastman Chemical Co	5.500	11/15/19	364,955
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,453,527
600,000		Fibria Overseas Finance Ltd	5.250	05/12/24	570,000
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,077,774
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,340,000
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,300,000	g	Glencore Funding LLC	4.625%	04/29/24	$941,460
1,700,000	g	Glencore Funding LLC	4.000	04/16/25	1,181,500
200,000	g	GTL Trade Finance, Inc	5.893	04/29/24	142,000
450,000		Hexion US Finance Corp	8.875	02/01/18	317,250
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,134,625
6,779,000		International Paper Co	4.750	02/15/22	7,241,979
900,000	g	Klabin Finance S.A.	5.250	07/16/24	801,000
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,063,772
1,375,000		LyondellBasell Industries NV	4.625	02/26/55	1,115,062
1,350,000		Nucor Corp	4.000	08/01/23	1,309,422
1,750,000	g	OCP S.A.	5.625	04/25/24	1,775,812
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	730,800
3,950,000		Packaging Corp of America	3.650	09/15/24	3,840,553
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	819,066
3,045,000		Rock Tenn Co	3.500	03/01/20	3,076,705
845,000	g	Sealed Air Corp	5.250	04/01/23	861,900
300,000		Steel Dynamics, Inc	5.125	10/01/21	277,500
875,000		Teck Resources Ltd	2.500	02/01/18	665,000
1,025,000		Teck Resources Ltd	3.750	02/01/23	474,062
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,447,500
335,000	g	Univar, Inc	6.750	07/15/23	305,688
		TOTAL MATERIALS			50,507,212

MEDIA - 2.2%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,928,500
1,700,000		CBS Corp	2.300	08/15/19	1,681,271
1,150,000		CBS Corp	4.000	01/15/26	1,122,049
750,000		CBS Corp	4.600	01/15/45	643,477
2,750,000	g	CCO Safari II LLC	3.579	07/23/20	2,734,248
855,000	g	CCO Safari II LLC	4.464	07/23/22	852,025
3,425,000	g	CCO Safari II LLC	4.908	07/23/25	3,421,633
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,413,750
4,775,000		Comcast Corp	4.250	01/15/33	4,691,920
1,700,000		Comcast Corp	4.600	08/15/45	1,721,121
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,132,884
90,000	g	Gannett Co, Inc	4.875	09/15/21	90,225
150,000	g	Gannett Co, Inc	5.500	09/15/24	150,000
1,900,000		Grupo Televisa SAB	4.625	01/30/26	1,877,293
875,000		Grupo Televisa SAB	5.000	05/13/45	751,778
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,375,330
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,474,310
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,166,932
500,000		Nielsen Finance LLC	4.500	10/01/20	507,500
125,000	g	Nielsen Finance LLC	5.000	04/15/22	123,438
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,047,600
2,250,000		Outfront Media Capital LLC	5.250	02/15/22	2,300,625
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,658,501
2,150,000	g	Sky plc	2.625	09/16/19	2,140,878
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	4,846,608
250,000		Time Warner Cable, Inc	5.875	11/15/40	236,868
4,350,000		Time Warner, Inc	2.100	06/01/19	4,326,714
4,000,000		Time Warner, Inc	4.750	03/29/21	4,301,560
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Time Warner, Inc	3.600%	07/15/25	$4,869,590
565,000		Time Warner, Inc	6.500	11/15/36	639,674
1,500,000		Time Warner, Inc	4.650	06/01/44	1,375,859
475,000	g	Time, Inc	5.750	04/15/22	434,625
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,117,500
1,585,000		Viacom, Inc	2.500	12/15/16	1,588,325
1,500,000		Viacom, Inc	5.850	09/01/43	1,346,078
300,000	g	Virgin Media Finance plc	6.000	10/15/24	299,250
		TOTAL MEDIA			64,389,939

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
4,325,000		AbbVie, Inc	2.500	05/14/20	4,282,243
1,725,000		Actavis Funding SCS	3.000	03/12/20	1,723,625
3,100,000		Actavis Funding SCS	3.800	03/15/25	3,084,454
2,950,000		Amgen, Inc	2.200	05/22/19	2,946,726
1,700,000		Amgen, Inc	4.400	05/01/45	1,573,964
1,650,000		Biogen, Inc	2.900	09/15/20	1,646,378
1,850,000		Celgene Corp	2.875	08/15/20	1,836,774
2,850,000		Celgene Corp	3.875	08/15/25	2,840,943
1,675,000		Gilead Sciences, Inc	3.500	02/01/25	1,689,122
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,295,218
1,000,000	g	Mylan NV	3.750	12/15/20	1,001,083
725,000		Mylan, Inc	2.550	03/28/19	715,531
5,025,000		Novartis Capital Corp	3.000	11/20/25	4,953,615
3,350,000		Novartis Capital Corp	4.000	11/20/45	3,278,112
550,000		Perrigo Co plc	4.000	11/15/23	538,171
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,504,195
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,027,243
650,000		Perrigo Finance plc	4.900	12/15/44	586,595
3,425,000	g	Roche Holdings, Inc	3.000	11/10/25	3,385,767
775,000		Zoetis, Inc	3.450	11/13/20	775,929
825,000		Zoetis, Inc	4.500	11/13/25	836,609
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			44,522,297

REAL ESTATE - 1.4%
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,087,783
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,095,074
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,163,497
630,000		Camden Property Trust	4.625	06/15/21	670,906
1,650,000		Camden Property Trust	2.950	12/15/22	1,583,653
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,000,724
750,000		DDR Corp	3.625	02/01/25	708,095
975,000		DDR Corp	4.250	02/01/26	951,172
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,092,468
650,000		Equinix, Inc	4.875	04/01/20	675,675
600,000		Equity One, Inc	3.750	11/15/22	579,428
850,000		Essex Portfolio LP	3.375	01/15/23	834,002
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	551,572
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	318,124
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,621,502
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	813,347
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	654,594
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,250,000		Highwoods Realty LP	5.850%	03/15/17	$2,345,618
450,000		Host Hotels & Resorts LP	4.500	02/01/26	444,274
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,032,124
750,000		Kilroy Realty LP	4.375	10/01/25	759,780
675,000		Kimco Realty Corp	3.400	11/01/22	669,026
700,000		Mid-America Apartments LP	4.300	10/15/23	717,675
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,176,031
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,043,160
575,000		National Retail Properties, Inc	3.800	10/15/22	576,924
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,034,988
625,000		National Retail Properties, Inc	4.000	11/15/25	614,068
30,000		Regency Centers LP	5.875	06/15/17	31,637
1,100,000		Regency Centers LP	3.900	11/01/25	1,097,845
470,000		Simon Property Group LP	10.350	04/01/19	576,775
750,000	g	Trust F	5.250	01/30/26	729,375
825,000	g	Trust F/1401	5.250	12/15/24	818,813
995,000		Ventas Realty LP	4.125	01/15/26	991,840
400,000		Weingarten Realty Investors	3.375	10/15/22	390,394
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,823,980
475,000		Weingarten Realty Investors	4.450	01/15/24	487,030
1,025,000		Weingarten Realty Investors	3.850	06/01/25	994,890
3,350,000		Welltower, Inc	4.000	06/01/25	3,295,817
		TOTAL REAL ESTATE			40,053,680

RETAILING - 1.0%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	198,300
175,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	180,687
1,667,000		AutoNation, Inc	5.500	02/01/20	1,805,858
1,025,000		AutoNation, Inc	3.350	01/15/21	1,021,432
3,200,000		AutoZone, Inc	2.500	04/15/21	3,123,600
1,100,000		AutoZone, Inc	3.250	04/15/25	1,064,461
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	151,162
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	753,579
2,175,000		Home Depot, Inc	3.350	09/15/25	2,223,885
625,000	g	L Brands, Inc	6.875	11/01/35	642,188
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,068,810
3,350,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	3,331,980
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	440,200
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,769,323
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,684,386
375,000		QVC, Inc	5.125	07/02/22	373,830
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,222,219
450,000	g	Rolls-Royce plc	3.625	10/14/25	440,972
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,070,000
600,000		Tiffany & Co	3.800	10/01/24	591,602
		TOTAL RETAILING			29,158,474

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,850,000		Intel Corp	3.700	07/29/25	2,948,396
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,948,396
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SOFTWARE & SERVICES - 1.0%
$800,000		Baidu, Inc	3.000%	06/30/20	$791,134
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,533,652
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,977,971
3,425,000		Microsoft Corp	3.125	11/03/25	3,444,896
325,000		NCR Corp	5.875	12/15/21	320,125
300,000	g	Open Text Corp	5.625	01/15/23	297,000
4,200,000		Oracle Corp	2.500	05/15/22	4,124,900
4,200,000		Oracle Corp	2.950	05/15/25	4,100,687
1,700,000		Oracle Corp	4.125	05/15/45	1,608,955
300,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	286,500
275,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	283,937
		TOTAL SOFTWARE & SERVICES			27,769,757

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
2,275,000		Amphenol Corp	3.125	09/15/21	2,250,605
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,108
725,000	g	CommScope, Inc	5.000	06/15/21	695,094
725,000	g	CommScope, Inc	5.500	06/15/24	688,750
415,000		General Electric Co	5.250	12/06/17	443,129
113,000		Hewlett-Packard Co	3.750	12/01/20	112,147
550,000	g	International Game Technology	5.625	02/15/20	541,750
1,825,000	g	NXP BV	3.750	06/01/18	1,834,125
1,500,000		Scientific Games Corp	8.125	09/15/18	1,095,000
750,000	g	Seagate HDD Cayman	4.875	06/01/27	575,869
175,000	g	Sensata Technologies BV	5.625	11/01/24	178,937
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,789,517
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,054,663
250,000		Zebra Technologies Corp	7.250	10/15/22	261,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,620,944

TELECOMMUNICATION SERVICES - 1.8%
2,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,953,916
200,000	g	Altice Financing S.A.	6.625	02/15/23	197,500
975,000		American Tower Corp	3.500	01/31/23	953,602
2,450,000		AT&T, Inc	2.450	06/30/20	2,413,747
2,950,000		AT&T, Inc	2.625	12/01/22	2,798,609
3,050,000		AT&T, Inc	3.400	05/15/25	2,931,706
3,275,000		AT&T, Inc	4.500	05/15/35	3,029,231
1,175,000		AT&T, Inc	4.750	05/15/46	1,075,623
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,552,770
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	251,565
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	873,982
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	891,065
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	960,051
1,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,777,558
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,079,375
750,000	g	Oi S.A.	5.750	02/10/22	341,250
500,000		Orange S.A.	5.500	02/06/44	530,090
150,000		Sprint Corp	7.250	09/15/21	111,750
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,506,875
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,412,797
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,980,750
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		T-Mobile USA, Inc	6.375%	03/01/25	$429,250
1,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	946,120
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,970,378
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,182,546
9,100,000		Verizon Communications, Inc	4.400	11/01/34	8,395,933
8,322,000		Verizon Communications, Inc	4.272	01/15/36	7,511,487
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	470,250
1,175,000		Windstream Corp	6.375	08/01/23	846,000
		TOTAL TELECOMMUNICATION SERVICES			52,375,776

TRANSPORTATION - 1.5%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,256,673
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	3,984,694
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,712,927
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,683,548
900,000	g	Bombardier, Inc	5.500	09/15/18	825,840
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,212,250
775,000		Canadian Pacific Railway Co	4.800	08/01/45	753,732
2,660,000		CSX Corp	3.350	11/01/25	2,584,943
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	689,065
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	805,002
1,400,000		FedEx Corp	3.200	02/01/25	1,362,812
1,175,000		FedEx Corp	4.100	02/01/45	1,046,342
1,262,000		GATX Corp	1.250	03/04/17	1,249,399
4,240,000		GATX Corp	2.500	03/15/19	4,173,212
1,450,000		GATX Corp	2.500	07/30/19	1,427,199
1,150,000		GATX Corp	3.250	03/30/25	1,063,304
1,175,000		GATX Corp	5.200	03/15/44	1,121,472
1,700,000		GATX Corp	4.500	03/30/45	1,450,737
6,000,000	g	Kansas City Southern	2.350	05/15/20	5,794,908
2,225,000	g	Kansas City Southern	4.950	08/15/45	2,177,240
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	892,500
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,354,053
375,000		Northrop Grumman Corp	1.750	06/01/18	372,041
1,275,000		Southwest Airlines Co	2.750	11/06/19	1,285,415
1,750,000	g	TTX Co	3.600	01/15/25	1,734,633
		TOTAL TRANSPORTATION			46,013,941

UTILITIES - 3.3%
225,000	i	AES Corp	3.414	06/01/19	206,437
1,385,000		AES Corp	7.375	07/01/21	1,412,700
1,000,000		AES Corp	4.875	05/15/23	875,000
2,075,000		AGL Capital Corp	3.875	11/15/25	2,088,226
1,250,000		AGL Capital Corp	4.400	06/01/43	1,124,482
1,000,000		Alabama Power Co	3.550	12/01/23	1,029,280
725,000		Alabama Power Co	4.150	08/15/44	689,004
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,976,698
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,205,500
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,795,200
775,000		Atmos Energy Corp	8.500	03/15/19	908,542
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,747,569
1,175,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,165,277
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,075,000		Black Hills Corp	4.250%	11/30/23	$1,098,231
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,664,453
225,000		Carolina Power & Light Co	5.700	04/01/35	262,280
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	166,956
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	730,087
1,100,000	g	CEZ AS.	4.250	04/03/22	1,165,031
1,125,000		CMS Energy Corp	3.600	11/15/25	1,118,684
395,000		Commonwealth Edison Co	5.900	03/15/36	476,462
415,000		Connecticut Light & Power Co	5.500	02/01/19	455,821
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,872,655
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,627,840
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	281,438
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	678,983
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,426,500
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,347,749
3,400,000	g	Electricite de France S.A.	3.625	10/13/25	3,325,499
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,159,697
1,075,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	935,237
1,950,000	g	Exelon Corp	3.950	06/15/25	1,948,539
1,425,000	g	Exelon Corp	5.100	06/15/45	1,421,745
550,000		Ferrellgas Partners LP	6.750	01/15/22	463,375
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,267,776
335,000		Florida Power Corp	6.400	06/15/38	428,109
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,010,080
630,000		Indiana Michigan Power Co	7.000	03/15/19	714,119
555,000		Integrys Energy Group, Inc	4.170	11/01/20	586,468
2,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	2,038,760
195,000	g	Kansas Gas & Electric	6.700	06/15/19	222,541
775,000		Kinder Morgan, Inc	9.000	02/01/19	833,732
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	742,465
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,162,825
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,435,850
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,966,135
945,000		MPLX LP	4.000	02/15/25	794,570
630,000		Nevada Power Co	6.500	08/01/18	699,289
700,000		NiSource Finance Corp	4.800	02/15/44	710,958
1,025,000		Northeast Utilities	1.450	05/01/18	1,008,344
1,975,000		Northern States Power Co	5.350	11/01/39	2,274,811
900,000		NRG Energy, Inc	6.250	05/01/24	756,180
1,000,000		NTPC Ltd	5.625	07/14/21	1,084,714
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,426,825
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	192,376
925,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	768,798
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,662,440
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,721,689
1,400,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,361,500
135,000		Potomac Electric Power Co	7.900	12/15/38	197,232
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,034,189
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,015,756
565,000		Progress Energy, Inc	7.050	03/15/19	641,068
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,946,715
440,000		Public Service Electric & Gas Co	5.300	05/01/18	475,510
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,500,000		QEP Resources, Inc	5.375%	10/01/22	$1,080,000
	1,150,000		Sempra Energy	2.875	10/01/22	1,113,293
	1,925,000		Southern Power Co	4.150	12/01/25	1,922,698
	2,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	2,021,018
	1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,306,064
	550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	514,250
	950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	934,599
	845,000		Virginia Electric and Power Co	2.950	01/15/22	850,421
	500,000		WEC Energy Group, Inc	3.550	06/15/25	502,895
	850,000		Williams Partners LP	3.600	03/15/22	668,810
	825,000		Williams Partners LP	4.500	11/15/23	668,236
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	973,684
	470,000		Xcel Energy, Inc	4.800	09/15/41	472,174
			TOTAL UTILITIES			97,061,143

			TOTAL CORPORATE BONDS			1,075,587,424
			(Cost $1,097,768,364)

GOVERNMENT BONDS - 38.3%

AGENCY SECURITIES - 0.4%
	3,598,088		AMAL Ltd	3.465	08/21/21	3,751,144
	1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	993,150
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,402,623
	267,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	280,772
	1,800,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,854,378
			TOTAL AGENCY SECURITIES			17,282,067

FOREIGN GOVERNMENT BONDS - 3.3%
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	921,726
	977,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,007,053
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,561,437
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	935,605
	$725,000		Brazilian Government International Bond	4.250	01/07/25	583,625
	1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,440,375
	700,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	694,460
	1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	974,490
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,262,137
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	437,952
	$1,000,000		Colombia Government International Bond	4.500	01/28/26	955,000
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,256,250
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,079,800
	500,000	g	Croatia Government International Bond	5.500	04/04/23	507,600
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,396,735
	$750,000	g	Dominican Republic International Bond	5.500	01/27/25	721,875
	2,000,000	g	Ecuador Government International Bond	10.500	03/24/20	1,610,000
	1,450,000	g	Egypt Government International Bond	5.875	06/11/25	1,256,715
	395,000		European Investment Bank	4.875	02/15/36	491,205
	1,000,000		Export-Import Bank of Korea	2.250	01/21/20	984,651
	1,450,000	g	Gabonese Republic	6.950	06/16/25	1,153,040
	700,000	g	Guatemala Government Bond	4.875	02/13/28	670,250
	1,380,000		Hungary Government International Bond	5.750	11/22/23	1,544,082
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,500,000	g	Indonesia Government International Bond	3.375%	04/15/23	$1,393,863
	975,000	g	Indonesia Government International Bond	5.950	01/08/46	959,963
	1,240,000		Israel Government International Bond	4.500	01/30/43	1,243,100
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,480,596
	1,050,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	933,387
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,458,750
	925,000	g	Kazakhstan Government International Bond	5.125	07/21/25	911,606
	1,750,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,720,320
	3,000,000	g,i	Kommunalbanken AS.	0.550	02/20/18	2,994,726
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,007,453
	750,000		Korea Development Bank	2.500	03/11/20	753,146
	3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,274,300
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,598,333
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,195,032
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,251,454
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,823,400
	800,000	g	Morocco Government International Bond	4.250	12/11/22	792,000
	350,000	g	Municipality Finance plc	1.750	05/21/19	350,214
	1,825,000	g	Namibia International Bonds	5.250	10/29/25	1,697,250
	1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,621,840
	1,000,000	g	Pakistan Government International Bond	8.250	09/30/25	1,016,158
	1,000,000		Panama Government International Bond	4.000	09/22/24	1,000,000
	1,650,000		Panama Government International Bond	3.750	03/16/25	1,617,000
	275,000		Panama Government International Bond	4.300	04/29/53	234,094
	1,800,000		Peruvian Government International Bond	4.125	08/25/27	1,764,000
	1,000,000		Philippine Government International Bond	4.200	01/21/24	1,083,186
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,165,785
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,040,661
	900,000		Poland Government International Bond	4.000	01/22/24	946,800
	620,000		Province of Quebec Canada	7.500	09/15/29	892,305
	900,000	g	Republic of Angola	9.500	11/12/25	837,000
	525,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	489,709
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,170,300
	2,000,000	g	Republic of Latvia	5.250	02/22/17	2,090,600
	1,700,000	g	Republic of Paraguay	4.625	01/25/23	1,649,000
	625,000	g	Republic of Paraguay	6.100	08/11/44	596,875
	600,000	g	Republic of Serbia	5.875	12/03/18	631,200
	2,300,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,336,800
	200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	189,200
	2,000,000	g	Slovenia Government International Bond	5.500	10/26/22	2,232,368
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,266,267
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,205,959
	5,000,000		South Africa Government International Bond	5.875	09/16/25	5,111,050
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,460,064
	250,000		Svensk Exportkredit AB	1.750	08/28/20	245,649
	2,100,000		Turkey Government International Bond	6.750	04/03/18	2,259,600
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,290,140
	275,000		Turkey Government International Bond	5.750	03/22/24	290,543
	750,000		Turkey Government International Bond	4.250	04/14/26	703,164
	373,000		Uruguay Government International Bond	4.500	08/14/24	378,595
	1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,007,063
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	862,500
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000	g	Zambia Government International Bond	8.970%	07/30/27	$315,480
		TOTAL FOREIGN GOVERNMENT BONDS			99,285,911

MORTGAGE BACKED - 19.5%
125,470		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	129,084
4,390,182		FHLMC	3.000	01/15/41	4,494,841
9,820,498		FHLMC	3.000	09/15/42	9,790,638
854,768	i	FHLMC	0.681	10/15/42	858,034
2,613,249	i	FHLMC	0.681	07/15/45	2,621,224
13,434,162		Federal Home Loan Mortgage Corp (FHLMC)	3.500	10/01/45	13,874,197
236		FGLMC	7.500	01/01/16	236
30		FGLMC	7.500	05/01/16	30
28		FGLMC	7.500	06/01/16	28
6,202		FGLMC	7.000	10/01/20	6,554
233		FGLMC	6.500	10/01/28	266
5,939		FGLMC	6.500	01/01/29	6,763
2,074		FGLMC	6.500	03/01/29	2,362
28,686		FGLMC	6.500	07/01/29	32,668
1,343		FGLMC	8.000	01/01/31	1,537
13,000,000	h	FGLMC	3.000	01/15/31	13,393,782
7,000,000	h	FGLMC	3.500	01/15/31	7,315,589
11,352		FGLMC	6.500	09/01/31	13,224
29,968		FGLMC	8.000	09/01/31	33,514
125,890		FGLMC	7.000	12/01/31	136,277
172,709		FGLMC	4.500	07/01/33	186,772
559,344		FGLMC	5.000	09/01/33	622,977
219,572		FGLMC	5.500	09/01/33	247,413
233,219		FGLMC	5.500	09/01/33	261,710
358,186		FGLMC	5.500	10/01/33	403,945
464,244		FGLMC	5.500	12/01/33	515,722
1,077,225		FGLMC	7.000	12/01/33	1,269,545
255,019		FGLMC	5.000	01/01/34	283,414
396,854		FGLMC	4.500	04/01/35	428,491
387,455		FGLMC	7.000	05/01/35	461,206
66,905		FGLMC	5.000	02/01/36	73,454
1,453		FGLMC	6.500	05/01/36	1,654
316,916		FGLMC	5.000	04/01/38	350,615
293,419		FGLMC	5.000	07/01/39	320,958
2,866,383		FGLMC	4.500	11/01/40	3,152,095
3,226,086		FGLMC	4.500	12/01/40	3,537,806
5,223,144		FGLMC	4.000	08/01/44	5,573,827
347,952		FGLMC	4.500	11/01/44	382,880
263,969		FGLMC	4.500	11/01/44	290,173
204,319		FGLMC	4.500	12/01/44	224,532
143,119		FGLMC	4.500	12/01/44	155,558
1,962,367		FGLMC	3.500	04/01/45	2,027,737
5,872,416		FGLMC	3.500	07/01/45	6,054,564
9,000,000	h	FGLMC	3.500	01/15/46	9,261,558
11,000,000	h	FGLMC	4.000	01/15/46	11,617,403
678		Federal National Mortgage Association (FNMA)	8.000	07/01/24	800
496		FNMA	7.500	01/01/29	566
1,255		FNMA	6.500	04/01/29	1,434
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,653		FNMA	7.500%	07/01/29	$10,987
1,227,521		FNMA	3.000	01/01/30	1,266,917
1,641,136		FNMA	3.000	06/01/30	1,693,926
2,759,657		FNMA	3.000	07/01/30	2,848,538
6,000,000	h	FNMA	2.500	01/25/31	6,046,145
10,000,000	h	FNMA	3.000	01/25/31	10,299,641
538		FNMA	7.500	02/01/31	560
14,000,000	h	FNMA	2.500	02/25/31	14,081,968
2,449		FNMA	7.500	03/01/31	2,942
741		FNMA	7.500	05/01/31	749
749		FNMA	6.500	09/01/31	856
11,586		FNMA	6.500	11/01/31	13,474
191,282		FNMA	6.500	07/01/32	220,622
50,892		FNMA	4.500	03/25/33	51,532
2,725,961		FNMA	5.000	06/01/33	3,015,280
4,727,515		FNMA	5.000	10/01/33	5,228,730
2,030,835		FNMA	5.500	03/01/34	2,286,019
44,340		FNMA	6.000	11/01/34	50,059
9,920,820		FNMA	3.000	01/01/35	10,127,078
2,802,791		FNMA	5.000	05/01/35	3,093,416
2,098,850		FNMA	5.000	10/01/35	2,315,440
13,966		FNMA	5.000	11/01/35	14,377
789,126		FNMA	5.500	08/01/37	886,012
214,558		FNMA	6.000	09/01/37	245,246
924,180		FNMA	5.500	11/01/38	1,074,976
46,559		FNMA	4.500	04/01/39	51,049
147,945		FNMA	4.000	07/01/39	157,473
854,157		FNMA	5.500	08/01/39	966,289
403,112		FNMA	4.500	10/01/39	436,084
93,862		FNMA	4.500	02/01/40	102,366
2,393,295		FNMA	4.500	03/01/40	2,613,907
448,601		FNMA	4.500	06/01/40	485,456
682,861		FNMA	5.000	08/01/40	753,428
1,407,507		FNMA	5.000	09/01/40	1,551,978
28,267		FNMA	6.000	10/01/40	31,950
198,375		FNMA	4.500	11/01/40	216,347
372,611		FNMA	4.500	01/01/41	408,724
278,601		FNMA	4.500	02/01/41	302,916
1,688,426		FNMA	5.000	05/01/41	1,864,309
320,313		FNMA	4.500	06/01/41	351,361
348,388		FNMA	4.500	06/01/41	379,928
1,945,169		FNMA	5.000	07/01/41	2,154,851
4,319,564		FNMA	3.000	08/25/41	4,407,121
981,430		FNMA	4.500	11/01/41	1,061,231
324,483		FNMA	4.500	12/01/41	353,987
9,576,052		FNMA	5.500	12/01/41	10,951,672
352,687		FNMA	4.500	01/01/42	384,706
1,566,298		FNMA	3.500	02/01/42	1,619,334
2,771,017		FNMA	4.500	02/01/42	2,996,755
301,039		FNMA	4.500	03/01/42	330,295
1,566,580		FNMA	4.500	04/01/42	1,694,637
361,198		FNMA	4.500	04/01/42	394,074
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,985,047		FNMA	4.500%	06/01/42	$4,310,163
421,968		FNMA	4.500	06/01/42	460,614
13,851,884		FNMA	3.500	07/01/42	14,315,993
327,311		FNMA	4.500	07/01/42	359,117
2,013,555	i	FNMA	0.922	08/25/42	2,027,819
348,619		FNMA	3.000	10/01/42	349,743
40,480		FNMA	3.000	10/01/42	40,574
41,986		FNMA	3.000	10/01/42	42,114
105,144		FNMA	3.000	11/01/42	105,369
1,863,289	i	FNMA	0.822	11/25/42	1,857,206
6,933,415		FNMA	3.500	11/25/42	1,345,373
51,633		FNMA	3.000	12/01/42	51,660
6,600		FNMA	3.000	12/01/42	6,617
4,670,915		FNMA	3.000	01/01/43	4,680,095
2,127,766		FNMA	3.000	01/01/43	2,132,605
5,911,905		FNMA	3.000	02/01/43	5,923,264
119,513		FNMA	3.000	02/01/43	119,721
2,849,350		FNMA	3.000	02/01/43	2,854,938
3,993,908		FNMA	3.000	02/25/43	4,084,943
23,970		FNMA	3.000	03/01/43	24,014
43,344		FNMA	3.000	03/01/43	43,419
122,185		FNMA	3.000	03/01/43	122,397
28,442		FNMA	3.000	03/01/43	28,491
1,222,206	i	FNMA	0.772	03/25/43	1,221,291
39,863		FNMA	3.000	04/01/43	39,932
58,718		FNMA	3.000	04/01/43	58,820
24,845		FNMA	3.000	04/01/43	24,858
61,855		FNMA	3.000	04/01/43	61,965
2,659		FNMA	3.000	04/01/43	2,664
10,716		FNMA	3.000	04/01/43	10,734
31,080		FNMA	3.000	04/01/43	31,191
13,166		FNMA	3.000	04/01/43	13,190
35,911		FNMA	3.000	04/01/43	35,976
1,799,739		FNMA	3.000	05/01/43	1,802,995
3,953,465		FNMA	3.000	08/25/43	4,046,331
5,109,724		FNMA	4.000	11/01/43	5,468,506
2,631,256		FNMA	4.000	04/01/44	2,799,615
874,635		FNMA	4.000	06/01/44	931,017
1,034,306		FNMA	4.000	06/01/44	1,100,280
7,281,205		FNMA	4.500	06/01/44	8,010,185
2,078,391		FNMA	4.500	06/01/44	2,286,751
300,732		FNMA	4.000	07/01/44	320,124
962,684		FNMA	4.000	07/01/44	1,024,716
414,526		FNMA	4.000	08/01/44	441,269
1,426,833		FNMA	4.000	08/01/44	1,518,780
3,006,285		FNMA	4.000	08/01/44	3,200,031
1,821,748		FNMA	4.000	08/01/44	1,939,139
4,478,668		FNMA	4.500	08/01/44	4,926,875
288,575		FNMA	4.000	09/01/44	307,186
234,358		FNMA	4.000	09/01/44	249,489
1,101,438		FNMA	4.000	10/01/44	1,172,452
5,839,732		FNMA	4.500	10/01/44	6,424,853
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,007,990		FNMA	3.500%	11/01/44	$1,041,588
4,550,215		FNMA	4.500	11/01/44	5,005,333
1,197,258		FNMA	4.000	12/01/44	1,278,278
1,544,898		FNMA	4.000	12/01/44	1,648,246
2,851,223		FNMA	4.000	12/01/44	3,035,259
979,037		FNMA	4.500	12/01/44	1,077,203
1,007,547		FNMA	4.000	01/01/45	1,072,934
9,542,392		FNMA	4.000	01/01/45	10,216,082
1,922,392		FNMA	3.500	02/01/45	1,986,469
597,846		FNMA	3.500	03/01/45	617,774
816,313		FNMA	3.500	03/01/45	843,521
349,426		FNMA	3.500	03/01/45	361,670
582,392		FNMA	3.500	03/01/45	602,798
1,161,855		FNMA	3.500	04/01/45	1,200,583
613,662		FNMA	3.500	04/01/45	633,400
462,515		FNMA	3.500	04/01/45	477,933
3,720,011		FNMA	3.500	04/01/45	3,844,004
259,027		FNMA	3.500	04/01/45	267,660
4,423,038		FNMA	3.500	05/01/45	4,580,072
605,137		FNMA	4.000	05/01/45	644,439
1,116,732		FNMA	3.500	06/01/45	1,153,954
1,343,304		FNMA	4.000	06/01/45	1,430,586
6,726,891		FNMA	4.000	07/01/45	7,152,018
940,771		FNMA	4.000	11/01/45	1,001,969
998,257		FNMA	4.000	12/01/45	1,063,246
20,000,000	h	FNMA	3.000	01/25/46	19,993,042
18,000,000	h	FNMA	3.500	01/25/46	18,565,131
12,000,000	h	FNMA	4.000	01/25/46	12,694,927
6,000,000	h	FNMA	5.000	01/25/46	6,603,474
14,000,000	h	FNMA	3.000	02/25/46	13,967,239
7,000,000	h	FNMA	3.500	02/25/46	7,204,734
6,000,000	h	FNMA	4.000	02/25/46	6,335,745
10,000,000	h	FNMA	4.500	02/25/46	10,780,507
5,000,000	h	FNMA	5.000	02/25/46	5,497,036
19,000,000	h	FNMA	3.500	03/25/46	19,505,981
14,000,000	h	FNMA	4.000	03/25/46	14,748,131
109		Government National Mortgage Association (GNMA)	7.000	01/15/28	122
1,641		GNMA	7.000	02/15/28	1,683
577		GNMA	7.000	06/15/28	595
1,101		GNMA	7.000	06/15/28	1,212
5,968		GNMA	6.500	09/15/28	6,828
1,666		GNMA	6.500	09/15/28	1,906
7,774		GNMA	6.500	11/15/28	8,894
2,994		GNMA	7.500	11/15/28	3,359
556		GNMA	8.500	07/15/30	561
16,978		GNMA	8.500	10/15/30	18,119
8,927		GNMA	8.500	10/20/30	10,627
1,081		GNMA	8.500	12/15/30	1,359
1,872		GNMA	7.000	06/20/31	2,260
1,887		GNMA	6.500	07/15/31	2,159
3,872		GNMA	7.000	07/15/31	4,014
3,872		GNMA	7.000	07/15/31	4,294
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$682		GNMA	6.500%	03/15/33	$781
108,086		GNMA	5.500	07/15/33	122,909
410,310		GNMA	5.500	09/15/33	469,017
111,980		GNMA	5.500	02/20/35	124,916
658,163		GNMA	5.500	05/20/35	733,448
208,172		GNMA	5.500	02/20/36	231,972
33,546		GNMA	6.000	10/20/36	37,909
36,109		GNMA	6.000	01/20/37	40,841
121,642		GNMA	6.000	02/20/37	137,498
34,867		GNMA	5.500	07/15/38	38,855
231,436		GNMA	5.500	07/20/38	255,005
89,294		GNMA	6.000	08/20/38	99,905
112,169		GNMA	6.500	11/20/38	128,402
801,854		GNMA	5.000	06/15/39	897,983
1,626,760		GNMA	4.500	09/20/39	1,782,047
409,121		GNMA	3.500	12/15/41	427,997
9,207,252		GNMA	3.500	10/20/42	1,831,361
1,742,443		GNMA	3.500	07/15/43	1,822,522
1,031,435		GNMA	3.500	02/15/45	1,078,970
2,683,297		GNMA	4.000	04/15/45	2,855,865
2,806,775		GNMA	4.000	04/15/45	2,982,969
5,713,874		GNMA	4.000	05/15/45	6,073,888
9,797,150		GNMA	4.000	06/15/45	10,415,827
496,623		GNMA	3.500	07/15/45	519,607
14,000,000	h	GNMA	3.000	01/20/46	14,184,734
21,000,000	h	GNMA	3.500	01/20/46	21,884,406
4,000,000	h	GNMA	3.000	02/20/46	4,044,187
9,000,000	h	GNMA	3.500	02/20/46	9,357,235
6,000,000	h	GNMA	3.000	03/20/46	6,053,156
9,000,000	h	GNMA	3.500	03/20/46	9,335,437
		TOTAL MORTGAGE BACKED			583,245,446

MUNICIPAL BONDS - 1.2%
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,301,167
3,000,000		State of Illinois	4.833	02/01/17	3,068,520
12,000,000		State of Illinois	4.350	06/01/18	12,267,000
1,845,000		State of Illinois	4.700	01/01/21	1,902,010
2,560,000		State of Illinois	3.860	04/01/21	2,536,474
3,030,000		State of Illinois	4.110	04/01/22	2,865,289
2,195,000		State of Illinois	4.310	04/01/23	2,094,710
3,470,000		State of Illinois	4.760	04/01/26	3,273,772
1,763,000		State Public School Building Authority	5.000	09/15/27	1,894,185
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,243,475
		TOTAL MUNICIPAL BONDS			35,446,602

U.S. TREASURY SECURITIES - 13.9%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,345,185
5,000,000		United States Treasury Bond	4.500	02/15/36	6,399,190
2,250,000		United States Treasury Bond	4.750	02/15/37	2,977,832
37,050,000		United States Treasury Bond	3.500	02/15/39	40,903,089
16,015,000		United States Treasury Bond	3.875	08/15/40	18,687,663
6,685,000		United States Treasury Bond	2.875	05/15/43	6,504,385
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$53,050,000		United States Treasury Bond	2.875%	08/15/45	$51,423,275
54,000,000		United States Treasury Bond	3.000	11/15/45	53,736,048
3,100,000		United States Treasury Note	0.625	07/31/17	3,082,783
4,500,000		United States Treasury Note	0.625	09/30/17	4,469,090
1,565,000		United States Treasury Note	0.875	01/31/18	1,557,325
23,348,700		United States Treasury Note	1.500	08/31/18	23,507,611
20,163,000		United States Treasury Note	1.250	12/15/18	20,123,198
28,744,000		United States Treasury Note	1.625	07/31/20	28,614,020
46,083,200		United States Treasury Note	1.625	11/30/20	45,822,047
310,000		United States Treasury Note	2.125	01/31/21	314,675
2,415,000		United States Treasury Note	2.000	05/31/21	2,431,975
280,000		United States Treasury Note	2.000	08/31/21	281,292
24,500,000		United States Treasury Note	1.750	02/28/22	24,155,114
6,885,000		United States Treasury Note	1.750	03/31/22	6,779,900
1,900,000		United States Treasury Note	1.750	04/30/22	1,869,781
1,930,000		United States Treasury Note	2.125	06/30/22	1,940,173
4,590,000		United States Treasury Note	2.000	07/31/22	4,578,011
6,547,000		United States Treasury Note	1.875	08/31/22	6,471,899
20,000,000		United States Treasury Note	1.750	09/30/22	19,603,600
35,774,600		United States Treasury Note	2.250	11/15/25	35,694,536
		TOTAL U.S. TREASURY SECURITIES			415,273,697

		TOTAL GOVERNMENT BONDS			1,150,533,723
		(Cost $1,156,287,116)

STRUCTURED ASSETS - 18.9%

ASSET BACKED - 6.3%
366,891	i	ACE Securities Corp Home Equity Loan Trust	1.157	08/25/35	362,117
		Series - 2005 HE5 (Class M2)
425,533		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	425,988
		Series - 2011 5 (Class C)
1,179,344		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	1,179,374
		Series - 2012 4 (Class B)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,872,720
		Series - 2013 1 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,305,999
		Series - 2013 3 (Class D)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,825,854
		Series - 2015 3 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
672,803	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	670,496
		Series - 2005 HE7 (Class M2)
2,220,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	2,227,421
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,419,852
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,018,219
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,751,317
		Series - 2012 3A (Class B)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,021	i	Bear Stearns Asset Backed Securities Trust	1.162%	11/25/39	$5,018
		Series - 2005 SD3 (Class 2A1)
352,813		Capital Auto Receivables Asset Trust	0.790	06/20/17	352,715
		Series - 2013 1 (Class A3)
11,383,353	g	Capital Automotive REIT	4.700	07/15/42	11,657,050
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,028,978
		Series - 2014 1A (Class A)
7,138,647	g,i	CBRE Realty Finance CDO	0.623	04/07/52	2,748,379
		Series - 2007 1A (Class A2)
2,797,437	i,m	CCR, Inc	0.738	07/10/17	2,767,588
		Series - 2010 CX (Class C)
201,505	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	200,904
		Series - 2002 1 (Class AF6) (Step Bond)
10,719,000	g	DB Master Finance LLC	3.262	02/20/45	10,606,388
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.663	11/10/46	7,054,163
		Series - 2011 LC1A (Class C)
13,765,350	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	14,161,354
		Series - 2012 1A (Class A2)
3,000,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,940,000
		Series - 2015 1A (Class A2I)
1,000,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	986,410
		Series - 2015 1A (Class A2II)
2,233,333	g	Hertz Vehicle Financing LLC	3.740	02/25/17	2,240,305
		Series - 2010 1A (Class A2)
10,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	9,977,585
		Series - 2013 1A (Class A1)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,982,221
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,033,968
		Series - 2011 1A (Class B2)
841,288	i	Lehman XS Trust	0.672	02/25/36	803,903
		Series - 2006 1 (Class 1A1)
1,993,997	i	Lehman XS Trust	6.500	06/25/46	1,515,581
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	4.363	05/18/16	1,004,600
		Series - 2013 144A (Class )
968,590	g	Orange Lake Timeshare Trust	3.030	07/09/29	958,988
		Series - 2014 AA (Class B)
104,404	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.367	09/25/34	104,614
		Series - 2004 WHQ1 (Class M1)
934,819	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.202	01/25/36	928,836
		Series - 2005 WCH1 (Class M2)
27,495	i	Residential Asset Securities Corp	6.489	10/25/30	27,685
		Series - 2001 KS2 (Class AI6)
25,413	i	Residential Asset Securities Corp	1.067	04/25/35	25,425
		Series - 2005 KS3 (Class M3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	192,436
		Series - 2006 HI1 (Class M2)
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g,i	Sanders Re Ltd	4.163%	05/05/17	$2,991,300
		Series - 2013 144A (Class )
5,070,859		Santander Drive Auto Receivables Trust	4.740	09/15/17	5,110,871
		Series - 2011 4 (Class D)
9,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	9,855,597
		Series - 2012 2 (Class D)
3,425,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	3,423,548
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,000,127
		Series - 2013 2013-1 (Class D)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	793,007
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	793,462
		Series - 2015 5 (Class C)
308,598	i	Securitized Asset Backed Receivables LLC	0.722	10/25/35	306,771
		Series - 2006 OP1 (Class A2C)
427,702	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	428,021
		Series - 2011 1A (Class A)
409,453	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	411,745
		Series - 2011 2A (Class B)
693,847	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	698,938
		Series - 2012 2A (Class B)
4,399,394	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	4,326,237
		Series - 2013 1A (Class A)
1,065,116	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,055,736
		Series - 2013 1A (Class B)
9,506,320	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	9,402,018
		Series - 2015 1A (Class B)
2,713,000	g	SLM Student Loan Trust	4.540	10/17/44	2,827,256
		Series - 2011 C (Class A2B)
2,233,000	g	SLM Student Loan Trust	3.830	01/17/45	2,302,198
		Series - 2012 A (Class A2)
2,739,396	g	SolarCity LMC	4.800	11/20/38	2,894,642
		Series - 2013 1 (Class A)
2,211,040	g	SolarCity LMC	4.020	07/20/44	2,101,373
		Series - 2014 2 (Class A)
66,547	i	Soundview Home Equity Loan Trust	0.722	11/25/35	66,460
		Series - 2005 OPT3 (Class A4)
8,689,457	g	SpringCastle America Funding LLC	2.700	05/25/23	8,669,939
		Series - 2014 AA (Class A)
1,108,692	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.642	10/25/36	1,100,423
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.913	01/09/17	5,831,320
		Series - 2013 IV B (Class )
145,810	g,i	Wachovia Loan Trust	0.782	05/25/35	142,059
		Series - 2005 SD1 (Class A)
29,783	i	Wells Fargo Home Equity Trust	0.562	07/25/36	29,755
		Series - 2006 2 (Class A3)
6,483,750	g	Wendys Funding LLC	3.371	06/15/45	6,326,116
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			203,253,371
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 12.6%
$3,247,209	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$3,306,922
		Series - 2012 7WTC (Class A)
2,117,463	i	American Home Mortgage Investment Trust	1.980	10/25/34	2,080,431
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.869	05/10/45	771,809
		Series - 2006 2 (Class C)
11,122,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	10,910,167
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	511,573
		Series - 2007 1 (Class AM)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,692,441
		Series - 2007 4 (Class E)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities	5.759	02/13/42	1,194,877
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities	5.920	09/11/42	10,369,695
		Series - 2007 T28 (Class AJ)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.294	02/11/41	968,343
		Series - 2005 PWR7 (Class E)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	715,541
		Series - 2004 T16 (Class G)
2,152,745	i	CHL Mortgage Pass-Through Trust	2.671	02/20/35	2,142,323
		Series - 2004 HYB9 (Class 1A1)
245,616	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	248,220
		Series - 2007 C6 (Class ASB)
6,124,831	g,i	Citigroup Mortgage Loan Trust	0.401	05/25/37	5,855,849
		Series - 2015 8 (Class 1A1)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,835,930
		Series - 2007 C3 (Class AJ)
9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,092,693
		Series - 2007 C3 (Class AM)
8,028,000	g,i	COMM 2007-C9 Mortgage Trust	5.796	12/10/49	7,932,831
		Series - 2007 C9 (Class G)
3,365,000	i	COMM Mortgage Trust	5.796	12/10/49	3,388,604
		Series - 2007 C9 (Class C)
811,549	i	Commercial Mortgage Trust	5.238	04/10/37	810,843
		Series - 2005 GG5 (Class AJ)
23,805,000	i	Commercial Mortgage Trust	5.867	12/10/49	24,727,689
		Series - 2007 GG11 (Class AM)
135,624		Countrywide Alternative Loan Trust	5.500	08/25/16	136,541
		Series - 2004 30CB (Class 1A15)
668,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	675,001
		Series - 2006 K1A (Class H)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.538	09/15/39	4,842,328
		Series - 2006 C4 (Class AJ)
4,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	4,034,061
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,060,967
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,529,643
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	834,745
		Series - 2009 RR1 (Class A3C)
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625%	01/15/49	$4,839,658
		Series - 2007 C2 (Class AJ)
140,486		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	140,397
		Series - 2005 C3 (Class AJ)
584,076	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	583,768
		Series - 2005 C5 (Class C)
15,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	15,875,995
		Series - 2006 C4 (Class AM)
86,043,391	i	CSAIL 2015-C3 Commercial Mortgage Trust	0.891	08/15/48	4,762,467
		Series - 2015 C3 (Class XA)
1,000,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,000,730
		Series - 2006 GG6 (Class B)
698,822	i	Harborview Mortgage Loan Trust	0.622	07/19/47	569,487
		Series - 2007 4 (Class 2A1)
429,807	i	Impac CMB Trust	1.082	03/25/35	398,292
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	764,942
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.544	02/15/46	7,373,812
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,141,152
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,320,144
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	998,847
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,003,054
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,345,047
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,083,406
		Series - 2007 C6 (Class AM)
4,763,376	g,i	LVII Resecuritization Trust	3.033	07/31/47	4,763,376
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	615,251
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	8,019,640
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	5.847	08/12/41	1,815,204
		Series - 2006 T23 (Class B)
6,025,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,045,258
		Series - 2006 HQ10 (Class AJ)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,379,898
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,836,631
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,192,069
		Series - 2006 HQ9 (Class C)
9,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	8,996,864
		Series - 2007 HQ12 (Class C)
3,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	3,485,846
		Series - 2007 IQ15 (Class AJ)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	i	Morgan Stanley Capital I Trust	5.907%	06/11/49	$4,188,916
		Series - 2007 IQ15 (Class AM)
2,670,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,547,087
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	2,994,486
		Series - 2006 T21 (Class B)
2,931		Residential Accredit Loans, Inc	4.350	03/25/34	2,928
		Series - 2004 QS4 (Class A1)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.622	09/25/24	2,349,652
		Series - 2014 HQ2 (Class M2)
496,154	i	Structured Agency Credit Risk Debt Note (STACR)	1.672	01/25/25	496,564
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.822	01/25/25	1,269,125
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.622	03/25/25	8,974,057
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.222	03/25/25	1,687,077
		Series - 2015 HQ1 (Class M3)
2,152,263	i	Structured Agency Credit Risk Debt Note (STACR)	1.522	05/25/25	2,148,744
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.372	05/25/25	3,393,072
		Series - 2015 HQ2 (Class M2)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.551	12/15/43	5,553,379
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,974,783
		Series - 2007 C30 (Class AM)
1,800,000	i	Wachovia Bank Commercial Mortgage Trust	5.625	01/15/45	1,796,309
		Series - 2006 C23 (Class F)
8,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	7,988,898
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,731,417
		Series - 2006 C27 (Class B)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	241,545
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	23,950,550
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,630,414
		Series - 2007 C34 (Class C)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,643,337
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.680	04/15/47	1,673,120
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,920,676
		Series - 2007 C32 (Class AMFX)
2,670,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	574,050
		Series - 2007 C32 (Class J)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,824,106
		Series - 2007 C32 (Class B)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	23,466,293
		Series - 2007 C32 (Class AJ)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,657,506
		Series - 2007 C33 (Class AM)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,176,004	i	WaMu Mortgage Pass-Through Certificates	0.772%	12/25/45	$1,017,976
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			375,717,369

		TOTAL STRUCTURED ASSETS			578,970,740
		(Cost $581,748,828)

		TOTAL BONDS			2,805,091,887
		(Cost $2,835,804,308)

SHORT-TERM INVESTMENTS - 11.7%
GOVERNMENT AGENCY DEBT - 5.9%
13,000,000	d	Federal Home Loan Bank (FHLB)	0.130	01/04/16	13,000,000
50,000,000		FHLB	0.240	01/13/16	49,998,100
17,000,000	d	FHLB	0.108	01/20/16	16,998,861
20,000,000	d	FHLB	0.170	01/25/16	19,998,240
10,000,000		FHLB	0.240	01/27/16	9,999,040
33,000,000		FHLB	0.280	03/18/16	32,979,639
33,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.391	05/04/16	32,953,404
		TOTAL GOVERNMENT AGENCY DEBT			175,927,284

TREASURY DEBT - 5.8%
10,000,000	d	United States Treasury Bill	0.115	01/14/16	9,999,690
18,500,000	d	United States Treasury Bill	0.126	01/21/16	18,499,112
6,000,000	d	United States Treasury Bill	0.122	02/04/16	5,999,478
60,000,000		United States Treasury Bill	0.102	02/11/16	59,991,660
40,000,000	d	United States Treasury Bill	0.196	03/31/16	39,983,120
40,000,000		United States Treasury Bill	0.398	06/09/16	39,921,560
		TOTAL TREASURY DEBT			174,394,620

		TOTAL SHORT-TERM INVESTMENTS			350,321,904
		(Cost $350,326,961)

		TOTAL INVESTMENTS - 106.8%			3,190,606,838
		(Cost $3,222,846,873)
		OTHER ASSETS & LIABILITIES, NET - (6.8)%			(204,492,696)
		NET ASSETS - 100.0%			$2,986,114,142

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Columbian Peso
DOP	Dominican Peso
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $509,251,762 or 17.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

33

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$53,538
200,000	BorgWarner, Inc	3.375	03/15/25	188,919
200,000	BorgWarner, Inc	4.375	03/15/45	178,390
100,000	Delphi Automotive plc	3.150	11/19/20	99,882
250,000	Delphi Automotive plc	4.250	01/15/26	251,263
500,000	Delphi Corp	5.000	02/15/23	529,000
100,000	Delphi Corp	4.150	03/15/24	100,839
500,000	Ford Motor Co	7.450	07/16/31	616,721
650,000	Ford Motor Co	4.750	01/15/43	612,692
1,250,000	General Motors Co	6.250	10/02/43	1,318,923
175,000	Harley-Davidson, Inc	3.500	07/28/25	175,860
200,000	Harley-Davidson, Inc	4.625	07/28/45	196,096
300,000	Honeywell International, Inc	5.300	03/01/18	323,750
400,000	Honeywell International, Inc	5.000	02/15/19	438,152
500,000	Honeywell International, Inc	3.350	12/01/23	511,234
282,000	Honeywell International, Inc	5.700	03/15/37	340,308
150,000	Johnson Controls, Inc	2.600	12/01/16	151,469
300,000	Johnson Controls, Inc	1.400	11/02/17	296,908
160,000	Johnson Controls, Inc	4.250	03/01/21	164,498
300,000	Johnson Controls, Inc	3.625	07/02/24	289,832
270,000	Johnson Controls, Inc	6.000	01/15/36	281,818
325,000	Johnson Controls, Inc	4.625	07/02/44	275,435
100,000	Johnson Controls, Inc	4.950	07/02/64	81,149
300,000	Magna International, Inc	3.625	06/15/24	293,338
100,000	Magna International, Inc	4.150	10/01/25	101,857
	TOTAL AUTOMOBILES & COMPONENTS			7,871,871

BANKS - 3.5%
200,000	Associated Banc-Corp	2.750	11/15/19	198,596
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	500,630
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	250,601
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	745,876
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	495,315
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	299,435
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	301,014
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	205,198
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	348,652
500,000	Banco do Brasil S.A.	3.875	01/23/17	500,000
200,000	Bancolombia S.A.	5.950	06/03/21	206,250
500,000	Bank of ,NV Scotia	2.350	10/21/20	495,634
500,000	Bank of ,NV Scotia	4.500	12/16/25	497,734
300,000	Bank of America Corp	1.350	11/21/16	299,597
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$585,000	Bank of America Corp	5.300%	03/15/17	$608,552
500,000	Bank of America Corp	5.420	03/15/17	520,463
1,000,000	Bank of America Corp	3.875	03/22/17	1,025,549
3,000,000	Bank of America Corp	1.700	08/25/17	2,991,660
590,000	Bank of America Corp	5.750	12/01/17	631,185
900,000	Bank of America Corp	2.000	01/11/18	898,935
500,000	Bank of America Corp	1.950	05/12/18	497,158
2,525,000	Bank of America Corp	2.600	01/15/19	2,533,572
750,000	Bank of America Corp	2.650	04/01/19	751,660
1,000,000	Bank of America Corp	2.625	10/19/20	987,861
2,300,000	Bank of America Corp	5.875	01/05/21	2,603,956
2,225,000	Bank of America Corp	3.300	01/11/23	2,193,774
2,000,000	Bank of America Corp	4.125	01/22/24	2,066,748
750,000	Bank of America Corp	4.000	04/01/24	767,434
1,475,000	Bank of America Corp	4.200	08/26/24	1,477,142
750,000	Bank of America Corp	4.000	01/22/25	734,802
550,000	Bank of America Corp	3.950	04/21/25	535,622
2,000,000	Bank of America Corp	3.875	08/01/25	2,030,450
400,000	Bank of America Corp	4.250	10/22/26	395,974
1,500,000	Bank of America Corp	5.000	01/21/44	1,564,213
500,000	Bank of America Corp	4.875	04/01/44	515,560
1,000,000	Bank of America NA	1.125	11/14/16	998,058
500,000	Bank of America NA	1.250	02/14/17	499,119
500,000	Bank of America NA	1.650	03/26/18	496,596
500,000	Bank of America NA	1.750	06/05/18	497,189
700,000	Bank of America NA	2.050	12/07/18	698,076
500,000	Bank of Montreal	1.300	07/15/16	500,958
450,000	Bank of Montreal	2.500	01/11/17	455,350
200,000	Bank of Montreal	1.400	09/11/17	199,916
400,000	Bank of Montreal	1.450	04/09/18	397,980
300,000	Bank of Montreal	1.400	04/10/18	297,264
500,000	Bank of Montreal	1.800	07/31/18	498,953
300,000	Bank of Montreal	2.375	01/25/19	302,517
400,000	Bank of Montreal	2.550	11/06/22	395,191
300,000	Bank of Nova Scotia	1.100	12/13/16	299,815
150,000	Bank of Nova Scotia	2.550	01/12/17	151,987
500,000	Bank of Nova Scotia	1.250	04/11/17	499,136
300,000	Bank of Nova Scotia	1.300	07/21/17	299,072
400,000	Bank of Nova Scotia	1.375	12/18/17	398,102
350,000	Bank of Nova Scotia	1.450	04/25/18	347,335
500,000	Bank of Nova Scotia	1.700	06/11/18	498,110
500,000	Bank of Nova Scotia	2.050	10/30/18	501,242
1,000,000	Bank of Nova Scotia	2.125	09/11/19	999,028
200,000	Bank of Nova Scotia	4.375	01/13/21	215,958
300,000	Bank of Nova Scotia	2.800	07/21/21	301,790
300,000	Barclays plc	2.000	03/16/18	298,210
500,000	Barclays plc	2.875	06/08/20	498,951
725,000	Barclays plc	3.650	03/16/25	696,743
500,000	Barclays plc	5.250	08/17/45	503,642
100,000	BB&T Corp	3.200	03/15/16	100,273
200,000	BB&T Corp	1.450	10/03/16	200,729
300,000	BB&T Corp	1.050	12/01/16	299,802
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	BB&T Corp	2.150%	03/22/17	$201,540
200,000	BB&T Corp	1.000	04/03/17	198,933
70,000	BB&T Corp	4.900	06/30/17	72,967
150,000	BB&T Corp	1.600	08/15/17	150,180
500,000	BB&T Corp	1.350	10/01/17	499,117
200,000	BB&T Corp	2.050	06/19/18	201,171
500,000	BB&T Corp	2.250	02/01/19	502,071
400,000	BB&T Corp	6.850	04/30/19	456,013
300,000	BB&T Corp	2.625	06/29/20	301,848
300,000	BB&T Corp	2.850	04/01/21	303,201
200,000	BB&T Corp	3.950	03/22/22	208,955
500,000	BB&T Corp	3.800	10/30/26	507,674
300,000	BPCE S.A.	1.700	04/25/16	300,474
500,000	BPCE S.A.	1.625	02/10/17	498,855
300,000	BPCE S.A.	1.625	01/26/18	298,062
250,000	BPCE S.A.	2.500	12/10/18	252,152
300,000	BPCE S.A.	2.500	07/15/19	301,006
500,000	BPCE S.A.	2.250	01/27/20	492,978
500,000	BPCE S.A.	4.000	04/15/24	513,701
250,000	Branch Banking & Trust Co	3.625	09/16/25	252,475
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	298,704
125,000	Capital One Bank USA NA	1.150	11/21/16	124,702
300,000	Capital One Bank USA NA	1.200	02/13/17	298,518
300,000	Capital One Bank USA NA	1.500	09/05/17	297,623
300,000	Capital One Bank USA NA	1.650	02/05/18	297,024
250,000	Capital One Bank USA NA	1.500	03/22/18	245,893
400,000	Capital One Bank USA NA	2.150	11/21/18	396,560
300,000	Capital One Bank USA NA	2.250	02/13/19	298,747
300,000	Capital One Bank USA NA	2.300	06/05/19	296,348
800,000	Capital One Bank USA NA	2.400	09/05/19	791,579
500,000	Capital One Bank USA NA	2.950	07/23/21	495,033
972,000	Capital One Bank USA NA	3.375	02/15/23	951,619
500,000	Capital One NA	2.350	08/17/18	501,030
446,000	Citigroup, Inc	4.950	11/07/43	468,321
500,000	Citigroup, Inc	1.300	04/01/16	500,701
500,000	Citigroup, Inc	1.300	11/15/16	498,788
500,000	Citigroup, Inc	1.350	03/10/17	498,112
500,000	Citigroup, Inc	1.550	08/14/17	497,979
500,000	Citigroup, Inc	1.850	11/24/17	499,288
500,000	Citigroup, Inc	1.800	02/05/18	498,260
1,000,000	Citigroup, Inc	1.700	04/27/18	990,547
750,000	Citigroup, Inc	1.750	05/01/18	743,704
500,000	Citigroup, Inc	2.150	07/30/18	499,637
300,000	Citigroup, Inc	2.500	09/26/18	302,610
500,000	Citigroup, Inc	2.050	12/07/18	497,348
500,000	Citigroup, Inc	2.550	04/08/19	503,262
500,000	Citigroup, Inc	2.500	07/29/19	499,302
350,000	Citigroup, Inc	2.400	02/18/20	346,051
500,000	Citigroup, Inc	2.650	10/26/20	496,368
2,700,000	Citigroup, Inc	4.500	01/14/22	2,892,275
1,675,000	Citigroup, Inc	4.050	07/30/22	1,711,175
2,600,000	Citigroup, Inc	3.500	05/15/23	2,556,562
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Citigroup, Inc	3.750%	06/16/24	$763,849
500,000		Citigroup, Inc	4.000	08/05/24	495,537
750,000		Citigroup, Inc	3.875	03/26/25	730,581
1,000,000		Citigroup, Inc	3.300	04/27/25	982,187
525,000		Citigroup, Inc	4.400	06/10/25	530,502
400,000		Citigroup, Inc	5.500	09/13/25	434,486
1,100,000		Citigroup, Inc	4.300	11/20/26	1,095,271
1,250,000		Citigroup, Inc	4.450	09/29/27	1,242,560
200,000		Citigroup, Inc	5.875	01/30/42	229,396
225,000		Citigroup, Inc	6.675	09/13/43	275,872
300,000		Citizens Bank NA	1.600	12/04/17	297,196
300,000		Citizens Bank NA	2.300	12/03/18	299,685
300,000		Citizens Bank NA	2.450	12/04/19	295,237
100,000		Citizens Financial Group, Inc	4.350	08/01/25	99,656
300,000		Citizens Financial Group, Inc	4.300	12/03/25	301,820
200,000		Comerica Bank	4.000	07/27/25	202,773
250,000		Comerica, Inc	5.750	11/21/16	258,946
50,000		Comerica, Inc	5.200	08/22/17	52,458
300,000		Comerica, Inc	2.500	06/02/20	298,407
200,000		Comerica, Inc	3.800	07/22/26	196,968
750,000		Commonwealth Bank of Australia	1.125	03/13/17	748,258
500,000		Commonwealth Bank of Australia	1.400	09/08/17	498,934
250,000		Commonwealth Bank of Australia	1.900	09/18/17	251,301
500,000		Commonwealth Bank of Australia	1.750	11/02/18	496,436
750,000		Commonwealth Bank of Australia	2.250	03/13/19	751,614
500,000		Commonwealth Bank of Australia	2.300	09/06/19	498,975
500,000		Commonwealth Bank of Australia	2.400	11/02/20	495,313
300,000		Compass Bank	1.850	09/29/17	297,429
300,000		Compass Bank	2.750	09/29/19	297,103
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	408,881
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	274,888
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	501,610
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	497,596
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,583,179
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	379,621
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	990,202
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	279,725
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	446,742
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	314,367
200,000		Corpbanca S.A.	3.125	01/15/18	194,910
400,000		Deutsche Bank AG	1.400	02/13/17	397,751
300,000		Deutsche Bank AG	1.875	02/13/18	297,441
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,763,296
500,000		Deutsche Bank AG	3.700	05/30/24	498,191
200,000		Deutsche Bank AG	4.500	04/01/25	184,004
500,000	i	Deutsche Bank AG	4.296	05/24/28	456,664
750,000		Deutsche Bank AG.	2.950	08/20/20	751,376
400,000		Discover Bank	2.000	02/21/18	397,356
500,000		Discover Bank	2.600	11/13/18	499,701
215,000		Discover Bank	7.000	04/15/20	244,833
300,000		Discover Bank	3.100	06/04/20	300,822
300,000		Discover Bank	3.200	08/09/21	298,099
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Discover Bank	4.200%	08/08/23	$408,669
200,000	Discover Bank	4.250	03/13/26	201,343
300,000	Fifth Third Bancorp	1.350	06/01/17	299,172
500,000	Fifth Third Bancorp	1.450	02/28/18	495,497
500,000	Fifth Third Bancorp	2.150	08/20/18	501,482
300,000	Fifth Third Bancorp	2.300	03/01/19	300,745
375,000	Fifth Third Bancorp	2.375	04/25/19	376,279
400,000	Fifth Third Bancorp	2.875	07/27/20	399,711
200,000	Fifth Third Bancorp	2.875	10/01/21	199,299
200,000	Fifth Third Bancorp	3.500	03/15/22	202,748
500,000	Fifth Third Bancorp	4.300	01/16/24	512,216
140,000	Fifth Third Bancorp	8.250	03/01/38	194,812
200,000	First Horizon National Corp	3.500	12/15/20	198,293
250,000	First Republic Bank	2.375	06/17/19	249,477
250,000	First Tennessee Bank NA	2.950	12/01/19	248,174
100,000	FirstMerit Corp	4.350	02/04/23	101,317
250,000	FirstMerit Corp	4.270	11/25/26	250,495
750,000	HSBC Bank USA NA	4.875	08/24/20	819,181
266,000	HSBC Bank USA NA	5.875	11/01/34	307,869
33,000	HSBC Bank USA NA	7.000	01/15/39	41,568
150,000	HSBC Holdings plc	4.875	01/14/22	164,553
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,356,224
1,000,000	HSBC Holdings plc	4.250	08/18/25	992,570
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,789,556
550,000	HSBC Holdings plc	6.100	01/14/42	696,137
275,000	HSBC Holdings plc	5.250	03/14/44	285,312
750,000	HSBC USA, Inc	2.625	09/24/18	760,912
500,000	HSBC USA, Inc	2.250	06/23/19	497,840
750,000	HSBC USA, Inc	2.375	11/13/19	747,106
500,000	HSBC USA, Inc	2.350	03/05/20	494,333
750,000	HSBC USA, Inc	2.750	08/07/20	750,396
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,005,959
200,000	Huntington Bancshares, Inc	2.600	08/02/18	200,253
250,000	Huntington National Bank	1.350	08/02/16	250,019
200,000	Huntington National Bank	1.300	11/20/16	199,864
300,000	Huntington National Bank	1.700	02/26/18	296,692
250,000	Huntington National Bank	2.000	06/30/18	248,429
250,000	Huntington National Bank	2.200	11/06/18	249,341
300,000	Huntington National Bank	2.200	04/01/19	297,808
300,000	Huntington National Bank	2.400	04/01/20	296,211
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	751,985
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	298,718
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	254,062
300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	297,617
200,000	Intesa Sanpaolo S.p.A	2.375	01/13/17	200,644
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	640,924
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	514,959
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	214,205
1,250,000	JPMorgan Chase & Co	3.450	03/01/16	1,255,210
1,000,000	JPMorgan Chase & Co	1.350	02/15/17	998,016
1,850,000	JPMorgan Chase & Co	2.000	08/15/17	1,856,416
335,000	JPMorgan Chase & Co	6.000	01/15/18	361,844
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		JPMorgan Chase & Co	1.800%	01/25/18	$399,489
500,000		JPMorgan Chase & Co	1.700	03/01/18	497,562
500,000		JPMorgan Chase & Co	1.625	05/15/18	496,323
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,004,260
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	992,320
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,722,277
180,000		JPMorgan Chase & Co	4.950	03/25/20	195,247
1,350,000		JPMorgan Chase & Co	2.750	06/23/20	1,356,291
700,000		JPMorgan Chase & Co	4.400	07/22/20	748,363
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,931,571
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	991,097
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,075,853
500,000		JPMorgan Chase & Co	4.500	01/24/22	539,308
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,170,472
1,100,000		JPMorgan Chase & Co	3.200	01/25/23	1,097,011
750,000		JPMorgan Chase & Co	3.375	05/01/23	737,528
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,028,571
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,015,555
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,492,878
600,000		JPMorgan Chase & Co	3.900	07/15/25	617,926
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	998,201
650,000		JPMorgan Chase & Co	4.250	10/01/27	649,074
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,084,249
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,088,622
1,000,000		JPMorgan Chase & Co	4.950	06/01/45	999,714
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	748,953
300,000		KeyBank NA	1.100	11/25/16	299,601
500,000		KeyBank NA	1.650	02/01/18	498,328
250,000		KeyBank NA	2.500	12/15/19	250,441
175,000		KeyBank NA	2.250	03/16/20	173,082
300,000		KeyBank NA	3.180	05/22/22	296,530
500,000		KeyBank NA	3.300	06/01/25	494,533
400,000		KeyCorp	2.300	12/13/18	400,586
200,000		KeyCorp	2.900	09/15/20	199,335
150,000		KeyCorp	5.100	03/24/21	163,986
700,000		Lloyds Bank plc	4.200	03/28/17	721,536
300,000		Lloyds Bank plc	2.000	08/17/18	300,222
500,000		Lloyds Bank plc	2.300	11/27/18	502,108
500,000		Lloyds Bank plc	2.350	09/05/19	500,119
300,000		Lloyds Bank plc	2.400	03/17/20	298,035
300,000		Lloyds Bank plc	2.700	08/17/20	302,261
600,000		Lloyds Bank plc	3.500	05/14/25	602,081
500,000		Lloyds Banking Group plc	4.500	11/04/24	507,624
200,000	g	Lloyds Banking Group plc	5.300	12/01/45	202,817
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	299,720
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	298,636
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	197,868
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	300,666
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	299,090
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	147,347
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	275,954
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	96,869
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		MUFG Americas Holdings Corp	1.625%	02/09/18	$198,255
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	491,824
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	191,580
300,000		National Australia Bank Ltd	1.300	07/25/16	300,725
250,000		National Australia Bank Ltd	2.750	03/09/17	254,199
350,000		National Australia Bank Ltd	1.875	07/23/18	348,930
300,000		National Australia Bank Ltd	2.300	07/25/18	301,749
350,000		National Australia Bank Ltd	2.625	07/23/20	351,302
200,000		National Australia Bank Ltd	3.000	01/20/23	199,302
500,000		National Bank of Canada	1.450	11/07/17	496,847
400,000		National Bank of Canada	2.100	12/14/18	399,516
350,000		Northern Trust Corp	2.375	08/02/22	343,714
500,000		Northern Trust Corp	3.950	10/30/25	523,912
300,000		People’s United Bank	4.000	07/15/24	296,679
100,000		People’s United Financial, Inc	3.650	12/06/22	98,476
200,000		PNC Bank NA	0.800	01/28/16	199,996
300,000		PNC Bank NA	1.300	10/03/16	300,634
400,000		PNC Bank NA	1.125	01/27/17	398,644
300,000		PNC Bank NA	1.500	10/18/17	299,475
300,000		PNC Bank NA	1.500	02/23/18	298,540
300,000		PNC Bank NA	1.600	06/01/18	297,753
375,000		PNC Bank NA	1.850	07/20/18	374,348
300,000		PNC Bank NA	1.800	11/05/18	299,260
150,000		PNC Bank NA	2.200	01/28/19	150,510
800,000		PNC Bank NA	2.250	07/02/19	803,793
600,000		PNC Bank NA	2.400	10/18/19	602,361
300,000		PNC Bank NA	2.300	06/01/20	297,365
300,000		PNC Bank NA	2.600	07/21/20	300,002
300,000		PNC Bank NA	2.450	11/05/20	298,787
750,000		PNC Bank NA	2.700	11/01/22	729,486
500,000		PNC Bank NA	2.950	01/30/23	485,090
300,000		PNC Bank NA	2.950	02/23/25	290,499
300,000		PNC Bank NA	3.250	06/01/25	298,481
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	148,148
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	307,298
700,000		PNC Funding Corp	2.700	09/19/16	706,858
645,000		PNC Funding Corp	5.125	02/08/20	709,465
50,000		PNC Funding Corp	4.375	08/11/20	53,971
500,000		Rabobank Nederland NV	4.500	01/11/21	544,044
350,000		Rabobank Nederland NV	5.250	05/24/41	399,076
250,000		Regions Bank	2.250	09/14/18	249,759
1,100,000		Regions Financial Corp	2.000	05/15/18	1,092,298
750,000		Royal Bank of Canada	1.125	07/22/16	750,449
700,000		Royal Bank of Canada	1.450	09/09/16	701,450
1,000,000		Royal Bank of Canada	1.200	01/23/17	999,663
500,000		Royal Bank of Canada	1.200	09/19/17	497,665
500,000		Royal Bank of Canada	1.400	10/13/17	498,703
500,000		Royal Bank of Canada	2.200	07/27/18	504,131
300,000		Royal Bank of Canada	1.800	07/30/18	299,105
500,000		Royal Bank of Canada	2.000	10/01/18	501,075
750,000		Royal Bank of Canada	2.000	12/10/18	749,375
600,000		Royal Bank of Canada	2.150	03/15/19	601,727
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Royal Bank of Canada	2.200%	09/23/19	$1,000,861
750,000	Royal Bank of Canada	1.875	02/05/20	736,352
250,000	Royal Bank of Canada	2.150	03/06/20	247,643
500,000	Royal Bank of Canada	2.100	10/14/20	491,570
500,000	Royal Bank of Canada	2.350	10/30/20	495,720
500,000	Royal Bank of Scotland Group plc	1.875	03/31/17	497,925
250,000	Royal Bank of Scotland Group plc	6.400	10/21/19	277,409
500,000	Santander Bank NA	2.000	01/12/18	496,369
200,000	Santander Holdings USA, Inc	3.450	08/27/18	203,353
250,000	Santander Holdings USA, Inc	2.650	04/17/20	245,275
250,000	Santander Holdings USA, Inc	4.500	07/17/25	254,527
400,000	Santander Issuances SAU	5.179	11/19/25	393,989
300,000	Santander UK Group Holdings plc	2.875	10/16/20	297,963
250,000	Societe Generale S.A.	2.750	10/12/17	253,480
400,000	Societe Generale S.A.	2.625	10/01/18	404,474
250,000	Sovereign Bank	8.750	05/30/18	282,153
250,000	Sumitomo Mitsui Banking Corp	1.450	07/19/16	250,374
300,000	Sumitomo Mitsui Banking Corp	1.300	01/10/17	299,255
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	496,995
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	249,896
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	297,500
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	253,299
250,000	Sumitomo Mitsui Banking Corp	1.950	07/23/18	248,842
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	301,099
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	496,763
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	249,750
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	296,466
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	251,006
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	295,066
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	311,670
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	496,151
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	252,587
100,000	SunTrust Banks, Inc	3.600	04/15/16	100,513
150,000	SunTrust Banks, Inc	3.500	01/20/17	152,593
500,000	SunTrust Banks, Inc	1.350	02/15/17	498,956
100,000	SunTrust Banks, Inc	6.000	09/11/17	106,230
300,000	SunTrust Banks, Inc	7.250	03/15/18	331,717
200,000	SunTrust Banks, Inc	2.350	11/01/18	201,071
225,000	SunTrust Banks, Inc	2.750	05/01/23	215,256
50,000	SVB Financial Group	5.375	09/15/20	54,723
200,000	Svenska Handelsbanken AB	3.125	07/12/16	202,244
300,000	Svenska Handelsbanken AB	2.875	04/04/17	305,169
500,000	Svenska Handelsbanken AB	1.625	03/21/18	497,817
300,000	Svenska Handelsbanken AB	2.500	01/25/19	302,869
500,000	Svenska Handelsbanken AB	2.250	06/17/19	500,394
300,000	Svenska Handelsbanken AB	2.400	10/01/20	297,826
300,000	Toronto-Dominion Bank	1.500	09/09/16	301,072
650,000	Toronto-Dominion Bank	2.375	10/19/16	656,799
500,000	Toronto-Dominion Bank	1.125	05/02/17	498,375
500,000	Toronto-Dominion Bank	1.625	03/13/18	498,632
400,000	Toronto-Dominion Bank	1.400	04/30/18	396,726
400,000	Toronto-Dominion Bank	1.750	07/23/18	399,484
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Toronto-Dominion Bank	2.625%	09/10/18	$611,625
500,000	Toronto-Dominion Bank	2.125	07/02/19	499,514
300,000	Toronto-Dominion Bank	2.250	11/05/19	299,930
300,000	Toronto-Dominion Bank	2.500	12/14/20	299,866
250,000	Union Bank NA	1.500	09/26/16	250,605
250,000	Union Bank NA	2.625	09/26/18	252,456
225,000	UnionBanCal Corp	3.500	06/18/22	228,259
940,000	US Bancorp	1.650	05/15/17	942,875
1,000,000	US Bancorp	1.950	11/15/18	1,006,666
500,000	US Bancorp	2.200	04/25/19	503,736
200,000	US Bancorp	2.950	07/15/22	198,850
375,000	US Bancorp	3.700	01/30/24	392,828
500,000	US Bancorp	3.600	09/11/24	508,525
500,000	US Bank NA	1.350	01/26/18	498,320
500,000	US Bank NA	2.125	10/28/19	499,803
500,000	US Bank NA	2.800	01/27/25	486,853
300,000	Westpac Banking Corp	1.050	11/25/16	299,827
500,000	Westpac Banking Corp	1.200	05/19/17	498,817
400,000	Westpac Banking Corp	2.000	08/14/17	402,517
500,000	Westpac Banking Corp	1.500	12/01/17	498,395
750,000	Westpac Banking Corp	1.600	01/12/18	748,593
500,000	Westpac Banking Corp	2.250	07/30/18	504,092
1,000,000	Westpac Banking Corp	1.950	11/23/18	998,100
500,000	Westpac Banking Corp	2.250	01/17/19	501,339
75,000	Westpac Banking Corp	4.875	11/19/19	81,693
600,000	Westpac Banking Corp	2.300	05/26/20	596,794
	TOTAL BANKS			213,142,914

CAPITAL GOODS - 0.9%
42,000	Agilent Technologies, Inc	6.500	11/01/17	44,832
100,000	Agilent Technologies, Inc	5.000	07/15/20	107,445
100,000	Agilent Technologies, Inc	3.200	10/01/22	97,550
400,000	Agilent Technologies, Inc	3.875	07/15/23	400,556
250,000	Applied Materials, Inc	2.625	10/01/20	249,739
200,000	Applied Materials, Inc	4.300	06/15/21	213,451
250,000	Applied Materials, Inc	3.900	10/01/25	251,502
250,000	Applied Materials, Inc	5.100	10/01/35	254,297
100,000	Applied Materials, Inc	5.850	06/15/41	107,887
200,000	Arrow Electronics, Inc	3.000	03/01/18	199,836
200,000	Arrow Electronics, Inc	5.125	03/01/21	210,224
200,000	Arrow Electronics, Inc	3.500	04/01/22	192,659
200,000	Arrow Electronics, Inc	4.000	04/01/25	192,275
225,000	Avnet, Inc	6.625	09/15/16	232,835
300,000	Avnet, Inc	4.875	12/01/22	307,171
100,000	Carlisle Cos, Inc	5.125	12/15/20	106,569
100,000	Carlisle Cos, Inc	3.750	11/15/22	99,068
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	535,839
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	498,116
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	216,331
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	203,003
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,559,818
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	300,980
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Caterpillar Financial Services Corp	2.250%	12/01/19	$150,403
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	198,249
200,000	Caterpillar Financial Services Corp	2.500	11/13/20	200,069
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	198,876
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	728,650
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	397,482
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	520,918
50,000	Caterpillar, Inc	5.700	08/15/16	51,421
200,000	Caterpillar, Inc	3.900	05/27/21	212,431
200,000	Caterpillar, Inc	3.400	05/15/24	202,702
738,000	Caterpillar, Inc	3.803	08/15/42	660,906
300,000	Caterpillar, Inc	4.300	05/15/44	289,494
100,000	Crane Co	2.750	12/15/18	99,714
300,000	CRH America, Inc	5.750	01/15/21	335,115
200,000	Cummins, Inc	3.650	10/01/23	206,064
200,000	Cummins, Inc	4.875	10/01/43	206,485
450,000	Danaher Corp	5.625	01/15/18	485,716
300,000	Danaher Corp	2.400	09/15/20	300,023
200,000	Danaher Corp	3.900	06/23/21	212,632
200,000	Danaher Corp	3.350	09/15/25	203,153
200,000	Danaher Corp	4.375	09/15/45	206,586
150,000	Deere & Co	2.600	06/08/22	147,969
218,000	Deere & Co	5.375	10/16/29	253,126
650,000	Deere & Co	3.900	06/09/42	620,843
150,000	Dover Corp	5.450	03/15/18	161,675
325,000	Dover Corp	3.150	11/15/25	320,480
100,000	Dover Corp	5.375	03/01/41	114,157
600,000	Eaton Corp	1.500	11/02/17	596,243
200,000	Eaton Corp	5.600	05/15/18	216,240
1,075,000	Eaton Corp	2.750	11/02/22	1,040,320
150,000	Eaton Corp	4.000	11/02/32	142,927
250,000	Eaton Corp	4.150	11/02/42	230,487
300,000	Embraer Netherlands Finance BV	5.050	06/15/25	273,000
200,000	Emerson Electric Co	5.250	11/15/39	223,937
300,000	Emerson Electric Co	5.250	10/15/18	326,790
400,000	Emerson Electric Co	4.875	10/15/19	439,062
350,000	Emerson Electric Co	2.625	02/15/23	342,719
200,000	Emerson Electric Co	3.150	06/01/25	198,459
150,000	Flowserve Corp	3.500	09/15/22	145,756
200,000	Flowserve Corp	4.000	11/15/23	197,795
100,000	FMC Technologies, Inc	2.000	10/01/17	98,446
100,000	FMC Technologies, Inc	3.450	10/01/22	87,679
300,000	General Dynamics Corp	2.250	07/15/16	301,968
600,000	General Dynamics Corp	2.250	11/15/22	577,235
225,000	General Dynamics Corp	3.600	11/15/42	207,176
100,000	IDEX Corp	4.500	12/15/20	104,249
200,000	IDEX Corp	4.200	12/15/21	207,227
300,000	Illinois Tool Works, Inc	0.900	02/25/17	299,102
300,000	Illinois Tool Works, Inc	1.950	03/01/19	300,383
100,000	Illinois Tool Works, Inc	6.250	04/01/19	112,678
200,000	Illinois Tool Works, Inc	4.875	09/15/41	216,800
500,000	Illinois Tool Works, Inc	3.900	09/01/42	474,021
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$170,000	Ingersoll-Rand Global Holding Co Ltd	6.875%	08/15/18	$187,686
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	252,560
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	309,014
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	217,987
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	98,545
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	97,908
100,000	John Deere Capital Corp	1.050	12/15/16	99,981
100,000	John Deere Capital Corp	2.000	01/13/17	100,743
800,000	John Deere Capital Corp	5.500	04/13/17	842,255
300,000	John Deere Capital Corp	1.125	06/12/17	299,425
250,000	John Deere Capital Corp	1.200	10/10/17	249,101
500,000	John Deere Capital Corp	1.550	12/15/17	500,315
500,000	John Deere Capital Corp	1.300	03/12/18	495,583
350,000	John Deere Capital Corp	1.600	07/13/18	348,442
500,000	John Deere Capital Corp	1.750	08/10/18	500,172
200,000	John Deere Capital Corp	1.950	12/13/18	200,893
350,000	John Deere Capital Corp	1.700	01/15/20	341,110
125,000	John Deere Capital Corp	2.450	09/11/20	124,787
400,000	John Deere Capital Corp	2.800	03/04/21	401,034
200,000	John Deere Capital Corp	3.150	10/15/21	203,560
200,000	John Deere Capital Corp	2.800	01/27/23	196,406
300,000	John Deere Capital Corp	3.350	06/12/24	305,015
125,000	John Deere Capital Corp	3.400	09/11/25	126,787
100,000	Joy Global, Inc	5.125	10/15/21	78,289
200,000	Kennametal, Inc	2.650	11/01/19	194,693
150,000	Kennametal, Inc	3.875	02/15/22	139,146
200,000	KLA-Tencor Corp	2.375	11/01/17	200,114
200,000	KLA-Tencor Corp	3.375	11/01/19	202,073
200,000	KLA-Tencor Corp	4.125	11/01/21	200,390
200,000	KLA-Tencor Corp	4.650	11/01/24	201,336
200,000	KLA-Tencor Corp	5.650	11/01/34	194,730
200,000	Lam Research Corp	2.750	03/15/20	193,489
200,000	Lam Research Corp	3.800	03/15/25	188,416
100,000	Legrand France S.A.	8.500	02/15/25	132,930
400,000	Lockheed Martin Corp	7.650	05/01/16	408,878
225,000	Lockheed Martin Corp	1.850	11/23/18	224,632
325,000	Lockheed Martin Corp	2.500	11/23/20	323,856
200,000	Lockheed Martin Corp	3.350	09/15/21	205,010
500,000	Lockheed Martin Corp	3.100	01/15/23	499,722
300,000	Lockheed Martin Corp	2.900	03/01/25	288,016
200,000	Lockheed Martin Corp	3.550	01/15/26	201,027
300,000	Lockheed Martin Corp	3.600	03/01/35	268,263
500,000	Lockheed Martin Corp	4.500	05/15/36	505,832
350,000	Lockheed Martin Corp	4.850	09/15/41	360,359
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,025,400
200,000	Lockheed Martin Corp	4.700	05/15/46	205,803
300,000	Mosaic Co	4.250	11/15/23	297,151
300,000	Mosaic Co	5.450	11/15/33	303,148
100,000	Mosaic Co	4.875	11/15/41	87,048
300,000	Mosaic Co	5.625	11/15/43	287,565
250,000	Parker-Hannifin Corp	3.500	09/15/22	258,166
300,000	Parker-Hannifin Corp	3.300	11/21/24	302,598
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Parker-Hannifin Corp	4.200%	11/21/34	$202,992
200,000		Parker-Hannifin Corp	4.450	11/21/44	207,818
225,000		Pentair Finance S.A.	2.650	12/01/19	218,180
200,000		Pentair Finance S.A.	3.625	09/15/20	199,824
100,000		Pentair Finance S.A.	3.150	09/15/22	94,080
200,000		Pentair Finance S.A.	4.650	09/15/25	204,983
275,000		Precision Castparts Corp	2.500	01/15/23	265,541
300,000		Precision Castparts Corp	3.250	06/15/25	298,219
400,000		Precision Castparts Corp	4.200	06/15/35	397,753
100,000		Precision Castparts Corp	3.900	01/15/43	93,082
50,000		Raytheon Co	4.400	02/15/20	54,140
450,000		Raytheon Co	3.125	10/15/20	466,495
500,000		Raytheon Co	2.500	12/15/22	489,752
300,000		Raytheon Co	3.150	12/15/24	300,834
200,000		Raytheon Co	7.200	08/15/27	265,406
100,000		Raytheon Co	4.700	12/15/41	108,566
150,000		Raytheon Co	4.200	12/15/44	150,721
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	279,376
700,000		Rockwell Automation, Inc	2.050	03/01/20	694,084
100,000		Rockwell Automation, Inc	6.250	12/01/37	124,331
100,000		Rockwell Collins, Inc	3.100	11/15/21	101,512
125,000		Rockwell Collins, Inc	3.700	12/15/23	128,585
125,000		Rockwell Collins, Inc	4.800	12/15/43	133,773
200,000		Roper Industries, Inc	1.850	11/15/17	198,966
125,000		Roper Industries, Inc	2.050	10/01/18	124,205
100,000		Roper Industries, Inc	6.250	09/01/19	110,988
200,000		Roper Industries, Inc	3.125	11/15/22	194,430
200,000		Roper Technologies, Inc	3.000	12/15/20	199,184
200,000		Roper Technologies, Inc	3.850	12/15/25	199,123
100,000		Snap-on, Inc	4.250	01/15/18	104,887
200,000		Stanley Black & Decker, Inc	2.451	11/17/18	200,784
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	254,679
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	588,018
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	107,514
250,000		Textron, Inc	5.600	12/01/17	265,712
500,000		Textron, Inc	3.650	03/01/21	503,353
250,000		Timken Co	3.875	09/01/24	236,055
200,000		Trinity Industries, Inc	4.550	10/01/24	183,329
200,000		Tupperware Brands Corp	4.750	06/01/21	204,026
300,000		Tyco International Finance S.A.	3.900	02/14/26	300,850
200,000		Tyco International Finance S.A.	5.125	09/14/45	207,504
250,000		United Technologies Corp	1.800	06/01/17	251,421
1,400,000		United Technologies Corp	5.375	12/15/17	1,505,120
500,000	i	United Technologies Corp (Step Bond)	1.778	05/04/18	497,696
825,000		United Technologies Corp	3.100	06/01/22	840,029
280,000		United Technologies Corp	5.400	05/01/35	311,034
280,000		United Technologies Corp	6.050	06/01/36	335,742
145,000		United Technologies Corp	5.700	04/15/40	169,955
1,650,000		United Technologies Corp	4.500	06/01/42	1,661,562
500,000		United Technologies Corp	4.150	05/15/45	477,591
34,000		Valmont Industries, Inc	6.625	04/20/20	37,680
200,000		Valmont Industries, Inc	5.000	10/01/44	174,403
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Valmont Industries, Inc	5.250%	10/01/54	$85,217
300,000		WW Grainger, Inc	4.600	06/15/45	313,886
100,000		Xylem, Inc	3.550	09/20/16	101,367
300,000		Xylem, Inc	4.875	10/01/21	319,030
		TOTAL CAPITAL GOODS			52,850,797

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
355,000		21st Century Fox America, Inc	7.250	05/18/18	396,056
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,231,868
200,000		21st Century Fox America, Inc	4.000	10/01/23	206,721
200,000		21st Century Fox America, Inc	3.700	09/15/24	201,798
200,000	g	21st Century Fox America, Inc	3.700	10/15/25	199,639
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,503,678
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,124,222
225,000		21st Century Fox America, Inc	5.400	10/01/43	234,186
500,000		21st Century Fox America, Inc	4.750	09/15/44	480,808
300,000	g	21st Century Fox America, Inc	4.950	10/15/45	295,473
175,000		Air Lease Corp	2.125	01/15/18	171,937
200,000		Air Lease Corp	2.625	09/04/18	197,736
600,000		Air Lease Corp	3.375	01/15/19	603,000
200,000		Air Lease Corp	3.875	04/01/21	201,000
500,000		Air Lease Corp	3.750	02/01/22	491,132
500,000		Daimler Finance North America LLC	8.500	01/18/31	725,119
300,000		eBay, Inc	1.350	07/15/17	297,648
300,000		eBay, Inc	2.200	08/01/19	296,633
200,000		eBay, Inc	3.250	10/15/20	203,281
300,000		eBay, Inc	2.875	08/01/21	295,278
400,000		eBay, Inc	2.600	07/15/22	372,476
400,000		eBay, Inc	3.450	08/01/24	382,421
200,000		eBay, Inc	4.000	07/15/42	157,944
150,000		Equifax, Inc	6.300	07/01/17	159,426
200,000		Equifax, Inc	3.300	12/15/22	199,450
300,000		Fluor Corp	3.500	12/15/24	299,778
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	198,936
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	197,867
500,000		Howard Hughes Medical Institute	3.500	09/01/23	519,368
500,000		MasterCard, Inc	3.375	04/01/24	511,226
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	212,049
300,000		McGraw-Hill Financial, Inc	2.500	08/15/18	301,898
300,000		McGraw-Hill Financial, Inc	3.300	08/14/20	302,690
300,000		McGraw-Hill Financial, Inc	4.000	06/15/25	300,839
300,000		McGraw-Hill Financial, Inc	4.400	02/15/26	307,109
200,000		Moody’s Corp	2.750	07/15/19	201,737
400,000		Moody’s Corp	4.875	02/15/24	425,788
200,000		Moody’s Corp	5.250	07/15/44	204,113
100,000		Partners Healthcare System, Inc	4.117	07/01/55	90,213
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	319,714
63,000		Republic Services, Inc	5.500	09/15/19	69,338
265,000		Republic Services, Inc	5.000	03/01/20	287,806
580,000		Republic Services, Inc	5.250	11/15/21	641,536
250,000		Republic Services, Inc	3.550	06/01/22	255,446
750,000		Republic Services, Inc	3.200	03/15/25	722,094
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$30,000	Republic Services, Inc	6.200%	03/01/40	$35,134
300,000	Republic Services, Inc	5.700	05/15/41	335,352
300,000	Thomson Reuters Corp	0.875	05/23/16	299,762
200,000	Thomson Reuters Corp	1.300	02/23/17	199,054
300,000	Thomson Reuters Corp	1.650	09/29/17	298,474
345,000	Thomson Reuters Corp	6.500	07/15/18	380,907
100,000	Thomson Reuters Corp	4.300	11/23/23	102,187
145,000	Thomson Reuters Corp	5.850	04/15/40	152,692
400,000	Thomson Reuters Corp	4.500	05/23/43	347,652
200,000	Thomson Reuters Corp	5.650	11/23/43	209,075
750,000	Visa, Inc	1.200	12/14/17	749,230
1,500,000	Visa, Inc	2.200	12/14/20	1,498,860
1,000,000	Visa, Inc	2.800	12/14/22	1,001,798
1,025,000	Visa, Inc	3.150	12/14/25	1,027,166
550,000	Visa, Inc	4.150	12/14/35	555,223
1,500,000	Visa, Inc	4.300	12/14/45	1,520,382
310,000	Waste Management, Inc	4.600	03/01/21	334,501
850,000	Waste Management, Inc	2.900	09/15/22	834,588
1,000,000	Waste Management, Inc	3.500	05/15/24	1,008,071
100,000	Waste Management, Inc	3.900	03/01/35	93,500
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,982,083

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	199,529
100,000	Hasbro, Inc	6.350	03/15/40	108,863
200,000	Hasbro, Inc	5.100	05/15/44	189,856
200,000	Leggett & Platt, Inc	3.400	08/15/22	197,136
150,000	Mattel, Inc	1.700	03/15/18	148,031
200,000	Mattel, Inc	2.350	05/06/19	198,335
100,000	Mattel, Inc	4.350	10/01/20	104,054
150,000	Mattel, Inc	3.150	03/15/23	143,123
100,000	Mattel, Inc	5.450	11/01/41	98,656
100,000	Mohawk Industries, Inc	3.850	02/01/23	101,256
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	96,796
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	289,517
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	192,019
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	184,744
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	90,270
300,000	Nike, Inc	2.250	05/01/23	293,198
300,000	Nike, Inc	3.625	05/01/43	277,992
500,000	NIKE, Inc	3.875	11/01/45	482,141
150,000	NVR, Inc	3.950	09/15/22	151,312
200,000	Ralph Lauren Corp	2.125	09/26/18	201,731
200,000	Ralph Lauren Corp	2.625	08/18/20	201,954
200,000	Signet UK Finance plc	4.700	06/15/24	197,048
220,000	VF Corp	6.450	11/01/37	284,011
400,000	Whirlpool Corp	1.650	11/01/17	397,924
100,000	Whirlpool Corp	2.400	03/01/19	99,600
150,000	Whirlpool Corp	4.700	06/01/22	159,659
100,000	Whirlpool Corp	3.700	03/01/23	100,640
100,000	Whirlpool Corp	4.000	03/01/24	102,267
100,000	Whirlpool Corp	5.150	03/01/43	98,333
	TOTAL CONSUMER DURABLES & APPAREL			5,389,995
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$100,000	Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$108,754
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	282,983
200,000	Brinker International, Inc	3.875	05/15/23	192,965
200,000	California Institute of Technology	4.321	08/01/45	206,609
200,000	Catholic Health Initiatives	2.600	08/01/18	200,827
500,000	Catholic Health Initiatives	2.950	11/01/22	487,968
200,000	Catholic Health Initiatives	4.200	08/01/23	211,877
100,000	Cintas Corp No 2	4.300	06/01/21	105,624
200,000	Cintas Corp No 2	3.250	06/01/22	201,127
100,000	Cornell University	5.450	02/01/19	110,685
100,000	Darden Restaurants, Inc	7.050	10/15/37	104,926
75,000	Dartmouth College	4.750	06/01/19	81,475
300,000	Dun & Bradstreet Corp	3.250	12/01/17	302,349
200,000	Dun & Bradstreet Corp	4.000	06/15/20	202,820
100,000	George Washington University	3.485	09/15/22	101,361
300,000	George Washington University	4.300	09/15/44	288,952
200,000	George Washington University	4.868	09/15/45	216,840
100,000	Hyatt Hotels Corp	3.875	08/15/16	101,467
200,000	Hyatt Hotels Corp	3.375	07/15/23	190,016
19,000	Johns Hopkins University	5.250	07/01/19	20,352
200,000	Marriott International, Inc	3.000	03/01/19	202,749
200,000	Marriott International, Inc	3.375	10/15/20	203,665
300,000	Marriott International, Inc	2.875	03/01/21	297,677
200,000	Marriott International, Inc	3.125	10/15/21	199,727
200,000	Marriott International, Inc	3.250	09/15/22	197,796
250,000	Massachusetts Institute of Technology	5.600	07/01/11	305,465
200,000	Massachusetts Institute of Technology	4.678	07/01/14	206,331
500,000	McDonald’s Corp	2.100	12/07/18	500,407
300,000	McDonald’s Corp	1.875	05/29/19	296,397
250,000	McDonald’s Corp	2.200	05/26/20	245,572
720,000	McDonald’s Corp	3.500	07/15/20	742,985
500,000	McDonald’s Corp	2.750	12/09/20	499,754
550,000	McDonald’s Corp	2.625	01/15/22	536,567
500,000	McDonald’s Corp	3.250	06/10/24	493,376
250,000	McDonald’s Corp	3.375	05/26/25	244,984
500,000	McDonald’s Corp	3.700	01/30/26	499,714
500,000	McDonald’s Corp	4.700	12/09/35	498,110
280,000	McDonald’s Corp	6.300	03/01/38	326,113
500,000	McDonald’s Corp	3.625	05/01/43	411,685
250,000	McDonald’s Corp	4.600	05/26/45	240,383
500,000	McDonald’s Corp	4.875	12/09/45	502,693
200,000	Metropolitan Museum of Art	3.400	07/01/45	181,823
200,000	Northwestern University	3.688	12/01/38	201,106
200,000	Northwestern University	3.868	12/01/48	195,897
750,000	President and Fellows of Harvard College	3.619	10/01/37	730,013
100,000	Princeton University	4.950	03/01/19	109,562
220,000	Princeton University	5.700	03/01/39	290,001
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	195,577
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	195,857
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Trinity Acquisition plc	4.625%	08/15/23	$102,563
100,000	Trinity Acquisition plc	6.125	08/15/43	106,875
200,000	University of Notre Dame du Lac	3.438	02/15/45	186,453
25,000	Vanderbilt University	5.250	04/01/19	27,442
70,000	Walt Disney Co	5.625	09/15/16	72,332
500,000	Walt Disney Co	0.875	05/30/17	499,037
700,000	Walt Disney Co	1.100	12/01/17	697,852
500,000	Walt Disney Co	1.850	05/30/19	500,870
200,000	Walt Disney Co	2.150	09/17/20	199,972
850,000	Walt Disney Co	2.550	02/15/22	855,854
200,000	Walt Disney Co	3.150	09/17/25	202,298
100,000	Walt Disney Co	4.375	08/16/41	103,679
200,000	Walt Disney Co	3.700	12/01/42	186,173
500,000	Walt Disney Co	4.125	06/01/44	509,911
200,000	William Marsh Rice University	3.574	05/15/45	185,199
200,000	William Marsh Rice University	3.774	05/15/55	188,155
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,077
250,000	Wyndham Worldwide Corp	2.950	03/01/17	251,528
150,000	Wyndham Worldwide Corp	2.500	03/01/18	149,391
200,000	Wyndham Worldwide Corp	4.250	03/01/22	201,383
200,000	Wyndham Worldwide Corp	3.900	03/01/23	194,686
200,000	Wyndham Worldwide Corp	5.100	10/01/25	202,041
200,000	Yale University	2.086	04/15/19	201,752
72,000	Yum! Brands, Inc	6.250	03/15/18	75,883
50,000	Yum! Brands, Inc	3.875	11/01/20	49,120
400,000	Yum! Brands, Inc	3.875	11/01/23	354,332
26,000	Yum! Brands, Inc	6.875	11/15/37	22,096
200,000	Yum! Brands, Inc	5.350	11/01/43	152,663
	TOTAL CONSUMER SERVICES			19,953,580

DIVERSIFIED FINANCIALS - 3.3%
500,000	Abbey National Treasury Services plc	1.375	03/13/17	497,950
500,000	Abbey National Treasury Services plc	3.050	08/23/18	513,141
500,000	Abbey National Treasury Services plc	2.000	08/24/18	499,264
500,000	Abbey National Treasury Services plc	2.350	09/10/19	500,533
500,000	Abbey National Treasury Services plc	4.000	03/13/24	521,808
150,000	ABN Amro Bank NV	4.650	06/04/18	154,676
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	202,043
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,536
400,000	American Express Co	6.150	08/28/17	428,239
190,000	American Express Co	7.000	03/19/18	210,711
300,000	American Express Co	1.550	05/22/18	297,690
293,000	American Express Co	2.650	12/02/22	283,939
300,000	American Express Co	3.625	12/05/24	293,601
329,000	American Express Co	4.050	12/03/42	313,641
400,000	American Express Credit Corp	2.375	03/24/17	404,368
500,000	American Express Credit Corp	1.125	06/05/17	497,714
1,175,000	American Express Credit Corp	2.125	07/27/18	1,184,984
500,000	American Express Credit Corp	1.800	07/31/18	499,113
350,000	American Express Credit Corp	1.875	11/05/18	349,120
750,000	American Express Credit Corp	2.125	03/18/19	750,035
500,000	American Express Credit Corp	2.250	08/15/19	500,072
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000		American Express Credit Corp	2.375%	05/26/20	$570,816
500,000		American Express Credit Corp	2.600	09/14/20	501,407
300,000		American Honda Finance Corp	1.125	10/07/16	300,234
300,000		American Honda Finance Corp	1.200	07/14/17	298,689
300,000		American Honda Finance Corp	1.500	03/13/18	297,819
500,000		American Honda Finance Corp	1.600	07/13/18	497,535
300,000		American Honda Finance Corp	2.125	10/10/18	302,176
500,000		American Honda Finance Corp	2.250	08/15/19	501,273
200,000		American Honda Finance Corp	2.150	03/13/20	199,056
300,000		American Honda Finance Corp	2.450	09/24/20	300,597
295,000		Ameriprise Financial, Inc	5.300	03/15/20	327,131
400,000		Ameriprise Financial, Inc	4.000	10/15/23	415,558
300,000		Ameriprise Financial, Inc	3.700	10/15/24	305,915
300,000		Ares Capital Corp	4.875	11/30/18	312,393
150,000		Ares Capital Corp	3.875	01/15/20	152,310
100,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	100,542
500,000		Bank of New York Mellon Corp	1.300	01/25/18	495,563
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,003,287
300,000		Bank of New York Mellon Corp	2.600	08/17/20	301,259
500,000		Bank of New York Mellon Corp	2.450	11/27/20	498,044
500,000		Bank of New York Mellon Corp	3.550	09/23/21	524,653
250,000		Bank of New York Mellon Corp	3.650	02/04/24	259,712
800,000		Bank of New York Mellon Corp	3.250	09/11/24	805,702
500,000		Bank of New York Mellon Corp	3.000	02/24/25	491,917
900,000		Barclays Bank plc	5.000	09/22/16	923,068
500,000		Barclays Bank plc	2.500	02/20/19	501,141
500,000		Barclays Bank plc	5.140	10/14/20	542,830
600,000		Barclays Bank plc	3.750	05/15/24	611,888
1,200,000		Barclays Bank plc	4.375	09/11/24	1,173,385
116,000		Bear Stearns Cos LLC	5.550	01/22/17	120,552
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	400,722
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	301,893
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	213,356
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	305,791
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	301,847
210,000		BlackRock, Inc	6.250	09/15/17	226,934
390,000		BlackRock, Inc	5.000	12/10/19	431,377
125,000		BlackRock, Inc	3.375	06/01/22	129,318
500,000		BlackRock, Inc	3.500	03/18/24	513,608
200,000		Block Financial LLC	5.500	11/01/22	211,248
200,000		Block Financial LLC	5.250	10/01/25	204,540
300,000		BNP Paribas S.A.	1.250	12/12/16	299,542
500,000		BNP Paribas S.A.	1.375	03/17/17	499,533
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,014,355
300,000		BNP Paribas S.A.	2.400	12/12/18	302,364
500,000		BNP Paribas S.A.	2.450	03/17/19	502,471
325,000		BNP Paribas S.A.	2.375	05/21/20	321,812
700,000		BNP Paribas S.A.	5.000	01/15/21	773,594
300,000		BNP Paribas S.A.	3.250	03/03/23	299,670
500,000		BNP Paribas S.A.	4.250	10/15/24	495,585
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	207,349
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	293,070
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Capital One Financial Corp	3.750%	04/24/24	$503,499
200,000		Capital One Financial Corp	3.200	02/05/25	193,439
500,000		Capital One Financial Corp	4.200	10/29/25	493,932
300,000		Charles Schwab Corp	2.200	07/25/18	300,686
100,000		Charles Schwab Corp	4.450	07/22/20	108,883
200,000		Charles Schwab Corp	3.225	09/01/22	202,685
200,000		Charles Schwab Corp	3.000	03/10/25	196,722
350,000		CME Group, Inc	3.000	09/15/22	352,315
300,000		CME Group, Inc	3.000	03/15/25	294,511
200,000		CME Group, Inc	5.300	09/15/43	228,944
1,500,000		Credit Suisse	1.375	05/26/17	1,492,972
750,000		Credit Suisse	1.700	04/27/18	744,663
1,000,000		Credit Suisse	2.300	05/28/19	1,001,145
2,250,000		Credit Suisse	5.400	01/14/20	2,464,450
325,000		Credit Suisse	3.000	10/29/21	323,878
1,000,000		Credit Suisse	3.625	09/09/24	1,008,219
500,000	g	Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	495,308
750,000	g	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	746,931
450,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	449,827
1,050,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,014,402
750,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	739,588
850,000		Diageo Investment Corp	2.875	05/11/22	842,652
100,000		Diageo Investment Corp	4.250	05/11/42	98,416
200,000	g	Digital Delta Holdings LLC	3.400	10/01/20	200,305
200,000	g	Digital Delta Holdings LLC	4.750	10/01/25	201,804
200,000		Digital Realty Trust LP	3.950	07/01/22	198,623
300,000		Digital Realty Trust LP	3.625	10/01/22	288,381
100,000		Discover Financial Services	5.200	04/27/22	106,984
200,000		Discover Financial Services	3.950	11/06/24	197,234
17,000		Eaton Vance Corp	6.500	10/02/17	18,152
300,000		Eaton Vance Corp	3.625	06/15/23	302,843
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	807,810
1,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	987,939
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	492,286
500,000		Ford Motor Credit Co LLC	2.145	01/09/18	498,198
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	897,948
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,048,098
500,000		Ford Motor Credit Co LLC	2.240	06/15/18	495,487
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	400,684
375,000		Ford Motor Credit Co LLC	2.551	10/05/18	372,330
500,000		Ford Motor Credit Co LLC	2.375	03/12/19	493,034
500,000		Ford Motor Credit Co LLC	2.597	11/04/19	490,962
1,000,000		Ford Motor Credit Co LLC	2.459	03/27/20	969,874
300,000		Ford Motor Credit Co LLC	3.200	01/15/21	297,993
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,115,178
350,000		Ford Motor Credit Co LLC	3.219	01/09/22	342,680
1,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	973,164
925,000		Ford Motor Credit Co LLC	4.134	08/04/25	922,189
150,000		Franklin Resources, Inc	2.800	09/15/22	146,536
200,000		Franklin Resources, Inc	2.850	03/30/25	189,446
200,000		FS Investment Corp	4.250	01/15/20	200,792
150,000		FS Investment Corp	4.750	05/15/22	145,615
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,011,000	g	GE Capital International Funding Co	0.964%	04/15/16	$1,011,448
2,452,000	g	GE Capital International Funding Co	2.342	11/15/20	2,434,034
4,443,000	g	GE Capital International Funding Co	3.373	11/15/25	4,524,143
4,944,000	g	GE Capital International Funding Co	4.418	11/15/35	5,047,043
500,000		General Electric Capital Corp	1.000	01/08/16	500,007
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,056,907
200,000		General Electric Capital Corp	2.900	01/09/17	203,329
800,000		General Electric Capital Corp	2.300	04/27/17	809,848
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,732,775
500,000		General Electric Capital Corp	1.600	11/20/17	503,236
300,000		General Electric Capital Corp	1.625	04/02/18	301,010
1,000,000		General Electric Capital Corp	2.300	01/14/19	1,009,830
200,000		General Electric Capital Corp	2.100	12/11/19	200,054
181,000		General Electric Capital Corp	5.500	01/08/20	203,041
250,000		General Electric Capital Corp	2.200	01/09/20	250,712
532,000		General Electric Capital Corp	4.375	09/16/20	577,773
72,000		General Electric Capital Corp	4.625	01/07/21	79,086
86,000		General Electric Capital Corp	5.300	02/11/21	97,015
200,000		General Electric Capital Corp	4.650	10/17/21	221,151
544,000		General Electric Capital Corp	3.150	09/07/22	556,782
144,000		General Electric Capital Corp	3.100	01/09/23	146,161
1,003,000		General Electric Capital Corp	3.450	05/15/24	1,037,049
752,000		General Electric Capital Corp	6.750	03/15/32	982,590
344,000		General Electric Capital Corp	5.875	01/14/38	421,108
352,000		General Electric Capital Corp	6.875	01/10/39	479,775
2,250,000		General Motors Financial Co, Inc	4.750	08/15/17	2,332,096
500,000		General Motors Financial Co, Inc	3.100	01/15/19	499,379
200,000		General Motors Financial Co, Inc	3.200	07/13/20	196,920
700,000		General Motors Financial Co, Inc	3.700	11/24/20	702,199
2,500,000		General Motors Financial Co, Inc	3.450	04/10/22	2,399,557
300,000		General Motors Financial Co, Inc	4.300	07/13/25	291,103
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	592,322
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,462,625
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	65,156
750,000		Goldman Sachs Group, Inc	2.900	07/19/18	764,671
1,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	1,510,932
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,367,582
1,500,000		Goldman Sachs Group, Inc	2.550	10/23/19	1,499,727
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,751,845
950,000		Goldman Sachs Group, Inc	2.600	04/23/20	947,844
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,300,138
425,000		Goldman Sachs Group, Inc	2.750	09/15/20	424,813
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,438,003
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,644,264
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,821,125
1,500,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,540,363
500,000		Goldman Sachs Group, Inc	3.850	07/08/24	510,497
1,325,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,303,238
600,000		Goldman Sachs Group, Inc	3.750	05/22/25	604,243
250,000		Goldman Sachs Group, Inc	4.250	10/21/25	248,245
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	73,476
2,150,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,564,380
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,075,000		Goldman Sachs Group, Inc	4.800%	07/08/44	$1,067,790
575,000		Goldman Sachs Group, Inc	5.150	05/22/45	558,157
875,000		Goldman Sachs Group, Inc	4.750	10/21/45	868,981
782,000		HSBC Finance Corp	6.676	01/15/21	897,545
500,000		Intercontinental Exchange, Inc	2.750	12/01/20	500,085
500,000		Intercontinental Exchange, Inc	3.750	12/01/25	501,693
200,000		IntercontinentalExchange Group, Inc	2.500	10/15/18	201,777
200,000		IntercontinentalExchange Group, Inc	4.000	10/15/23	206,124
125,000		Invesco Finance plc	3.125	11/30/22	123,315
200,000		Invesco Finance plc	4.000	01/30/24	206,763
200,000		Invesco Finance plc	3.750	01/15/26	201,536
200,000		Invesco Finance plc	5.375	11/30/43	219,120
300,000		Janus Capital Group, Inc	4.875	08/01/25	307,909
425,000		Jefferies Group, Inc	8.500	07/15/19	495,093
500,000		Jefferies Group, Inc	6.875	04/15/21	559,590
100,000		Jefferies Group, Inc	6.450	06/08/27	105,685
100,000		Korea Finance Corp	3.250	09/20/16	101,254
700,000		Korea Finance Corp	2.250	08/07/17	703,291
500,000		Korea Finance Corp	2.875	08/22/18	508,758
250,000		Lazard Group LLC	4.250	11/14/20	259,048
150,000		Lazard Group LLC	3.750	02/13/25	138,410
100,000		Legg Mason, Inc	2.700	07/15/19	99,756
400,000		Legg Mason, Inc	5.625	01/15/44	397,357
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,349,682
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,158,536
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,702,050
970,000		Morgan Stanley	5.450	01/09/17	1,006,876
550,000		Morgan Stanley	5.550	04/27/17	577,104
245,000		Morgan Stanley	5.950	12/28/17	263,449
325,000		Morgan Stanley	1.875	01/05/18	324,673
600,000		Morgan Stanley	2.125	04/25/18	601,343
500,000		Morgan Stanley	2.200	12/07/18	500,325
1,450,000		Morgan Stanley	2.500	01/24/19	1,458,232
796,000		Morgan Stanley	7.300	05/13/19	914,672
4,000,000		Morgan Stanley	2.375	07/23/19	3,987,492
300,000		Morgan Stanley	5.625	09/23/19	331,191
590,000		Morgan Stanley	5.500	01/26/20	649,537
700,000		Morgan Stanley	2.650	01/27/20	698,341
1,000,000		Morgan Stanley	2.800	06/16/20	1,003,562
200,000		Morgan Stanley	5.750	01/25/21	224,658
1,200,000		Morgan Stanley	5.500	07/28/21	1,345,096
2,500,000		Morgan Stanley	4.875	11/01/22	2,654,760
2,850,000		Morgan Stanley	4.100	05/22/23	2,881,156
1,000,000		Morgan Stanley	3.875	04/29/24	1,019,465
1,100,000		Morgan Stanley	3.700	10/23/24	1,105,390
650,000		Morgan Stanley	4.000	07/23/25	669,912
750,000		Morgan Stanley	5.000	11/24/25	796,624
325,000		Morgan Stanley	4.350	09/08/26	326,255
300,000		Morgan Stanley	3.950	04/23/27	291,299
600,000		Morgan Stanley	7.250	04/01/32	785,946
550,000		Morgan Stanley	4.300	01/27/45	524,412
400,000	i	Murray Street Investment Trust (Step Bond)	4.647	03/09/17	412,132
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$220,000		NASDAQ OMX Group, Inc	5.550%	01/15/20	$241,285
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	252,131
200,000		National Rural Utilities Cooperative Finance Corp	0.950	04/24/17	199,045
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	896,800
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,473
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	495,381
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	353,448
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	205,215
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	389,704
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	199,196
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	493,200
500,000		Nomura Holdings, Inc	2.750	03/19/19	502,786
430,000		Nomura Holdings, Inc	6.700	03/04/20	496,039
300,000		NYSE Euronext	2.000	10/05/17	300,480
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	839,253
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	992,848
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,398
300,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	292,914
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	504,484
200,000		ORIX Corp	3.750	03/09/17	203,751
300,000		PACCAR Financial Corp	1.600	03/15/17	300,603
200,000		PACCAR Financial Corp	1.100	06/06/17	198,996
300,000		PACCAR Financial Corp	1.400	05/18/18	297,145
200,000		PACCAR Financial Corp	2.200	09/15/19	199,205
200,000		Prospect Capital Corp	5.875	03/15/23	189,354
100,000		Raymond James Financial, Inc	4.250	04/15/16	100,760
300,000		Raymond James Financial, Inc	5.625	04/01/24	332,259
500,000		Sasol Financing International plc	4.500	11/14/22	457,270
200,000		State Street Corp	2.875	03/07/16	200,704
150,000		State Street Corp	1.350	05/15/18	148,842
300,000		State Street Corp	2.550	08/18/20	303,833
300,000		State Street Corp	4.375	03/07/21	325,550
400,000		State Street Corp	3.100	05/15/23	395,542
350,000		State Street Corp	3.700	11/20/23	364,357
500,000		State Street Corp	3.300	12/16/24	504,925
225,000		State Street Corp	3.550	08/18/25	232,110
200,000		Stifel Financial Corp	3.500	12/01/20	197,780
100,000		Synchrony Financial	1.875	08/15/17	99,540
300,000		Synchrony Financial	2.600	01/15/19	299,003
250,000		Synchrony Financial	3.000	08/15/19	249,702
275,000		Synchrony Financial	2.700	02/03/20	269,830
300,000		Synchrony Financial	3.750	08/15/21	299,809
250,000		Synchrony Financial	4.250	08/15/24	246,645
600,000		Synchrony Financial	4.500	07/23/25	598,901
300,000		Syngenta Finance NV	3.125	03/28/22	290,874
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	297,361
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	354,473
150,000		Toyota Motor Credit Corp	2.050	01/12/17	151,293
400,000		Toyota Motor Credit Corp	1.750	05/22/17	402,568
500,000		Toyota Motor Credit Corp	1.250	10/05/17	498,521
500,000		Toyota Motor Credit Corp	1.375	01/10/18	501,003
500,000		Toyota Motor Credit Corp	1.450	01/12/18	499,078
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Toyota Motor Credit Corp	1.550%	07/13/18	$299,316
500,000	Toyota Motor Credit Corp	2.000	10/24/18	502,929
500,000	Toyota Motor Credit Corp	2.100	01/17/19	501,100
400,000	Toyota Motor Credit Corp	2.125	07/18/19	400,875
500,000	Toyota Motor Credit Corp	2.150	03/12/20	500,087
750,000	Toyota Motor Credit Corp	2.750	05/17/21	758,313
300,000	Toyota Motor Credit Corp	3.400	09/15/21	310,999
300,000	Toyota Motor Credit Corp	2.800	07/13/22	298,786
400,000	Toyota Motor Credit Corp	2.625	01/10/23	392,606
300,000	UBS AG.	1.375	06/01/17	298,591
500,000	UBS AG.	1.375	08/14/17	496,938
500,000	UBS AG.	1.800	03/26/18	499,194
162,000	UBS AG.	5.750	04/25/18	175,577
500,000	UBS AG.	2.375	08/14/19	499,587
1,000,000	UBS AG.	2.350	03/26/20	998,417
400,000	Unilever Capital Corp	0.850	08/02/17	397,934
250,000	Unilever Capital Corp	4.800	02/15/19	272,174
300,000	Unilever Capital Corp	2.200	03/06/19	304,487
250,000	Unilever Capital Corp	2.100	07/30/20	248,962
250,000	Unilever Capital Corp	4.250	02/10/21	273,104
150,000	Unilever Capital Corp	3.100	07/30/25	152,121
330,000	Unilever Capital Corp	5.900	11/15/32	419,023
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,262,446
500,000	Wells Fargo & Co	1.150	06/02/17	498,136
500,000	Wells Fargo & Co	1.400	09/08/17	499,470
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,394,280
425,000	Wells Fargo & Co	2.150	01/15/19	427,484
1,000,000	Wells Fargo & Co	2.150	01/30/20	991,590
750,000	Wells Fargo & Co	2.600	07/22/20	748,397
450,000	Wells Fargo & Co	2.550	12/07/20	447,743
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,011,074
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,308,155
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,608,336
700,000	Wells Fargo & Co	3.450	02/13/23	701,897
500,000	Wells Fargo & Co	4.125	08/15/23	519,447
334,000	Wells Fargo & Co	4.480	01/16/24	351,455
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,188,802
750,000	Wells Fargo & Co	3.000	02/19/25	729,564
500,000	Wells Fargo & Co	3.550	09/29/25	504,577
650,000	Wells Fargo & Co	4.100	06/03/26	656,172
750,000	Wells Fargo & Co	4.300	07/22/27	766,234
264,000	Wells Fargo & Co	5.375	02/07/35	302,120
725,000	Wells Fargo & Co	5.375	11/02/43	775,343
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,269,412
300,000	Wells Fargo & Co	4.650	11/04/44	291,882
1,000,000	Wells Fargo & Co	3.900	05/01/45	922,008
750,000	Wells Fargo & Co	4.900	11/17/45	756,981
15,000	Zions Bancorporation	4.500	06/13/23	15,419
	TOTAL DIVERSIFIED FINANCIALS			204,189,313
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 2.3%
$700,000	Anadarko Petroleum Corp	6.375%	09/15/17	$734,021
465,000	Anadarko Petroleum Corp	8.700	03/15/19	528,397
200,000	Anadarko Petroleum Corp	3.450	07/15/24	177,764
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,219,001
200,000	Anadarko Petroleum Corp	4.500	07/15/44	153,116
400,000	Apache Corp	6.900	09/15/18	439,499
200,000	Apache Corp	3.250	04/15/22	190,501
980,000	Apache Corp	5.100	09/01/40	837,763
300,000	Apache Corp	5.250	02/01/42	265,752
350,000	Apache Corp	4.750	04/15/43	300,675
300,000	Apache Corp	4.250	01/15/44	240,096
200,000	Baker Hughes, Inc	7.500	11/15/18	225,824
450,000	Baker Hughes, Inc	3.200	08/15/21	447,200
415,000	Baker Hughes, Inc	5.125	09/15/40	410,523
200,000	Boardwalk Pipelines LP	5.750	09/15/19	201,327
200,000	Boardwalk Pipelines LP	3.375	02/01/23	160,824
200,000	BP Capital Markets plc	1.846	05/05/17	200,954
1,350,000	BP Capital Markets plc	1.375	11/06/17	1,342,146
500,000	BP Capital Markets plc	1.375	05/10/18	492,865
300,000	BP Capital Markets plc	2.241	09/26/18	300,971
500,000	BP Capital Markets plc	2.237	05/10/19	500,673
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,232,051
300,000	BP Capital Markets plc	4.500	10/01/20	321,093
150,000	BP Capital Markets plc	4.742	03/11/21	164,772
650,000	BP Capital Markets plc	3.561	11/01/21	663,303
200,000	BP Capital Markets plc	3.245	05/06/22	197,640
850,000	BP Capital Markets plc	2.500	11/06/22	808,052
300,000	BP Capital Markets plc	3.994	09/26/23	306,822
500,000	BP Capital Markets plc	3.814	02/10/24	499,903
300,000	BP Capital Markets plc	3.535	11/04/24	291,815
500,000	BP Capital Markets plc	3.506	03/17/25	484,512
200,000	Buckeye Partners LP	2.650	11/15/18	192,412
200,000	Buckeye Partners LP	4.875	02/01/21	194,562
200,000	Buckeye Partners LP	4.350	10/15/24	168,287
200,000	Buckeye Partners LP	5.850	11/15/43	154,391
100,000	Buckeye Partners LP	5.600	10/15/44	74,608
575,000	Burlington Resources Finance Co	7.200	08/15/31	658,003
200,000	Burlington Resources Finance Co	7.400	12/01/31	238,205
200,000	Cameron International Corp	1.150	12/15/16	198,008
100,000	Cameron International Corp	6.375	07/15/18	108,471
150,000	Cameron International Corp	3.600	04/30/22	148,362
500,000	Cameron International Corp	4.000	12/15/23	502,466
100,000	Cameron International Corp	5.950	06/01/41	106,077
200,000	Cameron International Corp	5.125	12/15/43	196,853
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	612,805
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	291,830
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	88,353
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	611,008
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	773,601
340,000	Cenovus Energy, Inc	5.700	10/15/19	356,448
625,000	Cenovus Energy, Inc	3.000	08/15/22	554,545
200,000	Cenovus Energy, Inc	4.450	09/15/42	145,703
400,000	Cenovus Energy, Inc	5.200	09/15/43	313,108
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Chevron Corp	0.889%	06/24/16	$100,023
500,000		Chevron Corp	1.344	11/09/17	498,907
300,000		Chevron Corp	1.345	11/15/17	299,049
500,000		Chevron Corp	1.104	12/05/17	496,589
400,000		Chevron Corp	1.365	03/02/18	396,823
750,000		Chevron Corp	1.718	06/24/18	746,302
500,000		Chevron Corp	1.790	11/16/18	495,483
200,000		Chevron Corp	4.950	03/03/19	217,966
1,000,000		Chevron Corp	2.193	11/15/19	999,831
400,000		Chevron Corp	1.961	03/03/20	394,332
750,000		Chevron Corp	2.427	06/24/20	750,778
500,000		Chevron Corp	2.419	11/17/20	497,513
400,000		Chevron Corp	2.411	03/03/22	389,530
650,000		Chevron Corp	2.355	12/05/22	621,094
250,000		Chevron Corp	3.191	06/24/23	251,349
125,000		Chevron Corp	3.326	11/17/25	125,901
500,000		Cimarex Energy Co	4.375	06/01/24	443,759
300,000	g	Columbia Pipeline Group, Inc	2.450	06/01/18	293,347
300,000	g	Columbia Pipeline Group, Inc	3.300	06/01/20	292,230
300,000	g	Columbia Pipeline Group, Inc	4.500	06/01/25	271,915
300,000	g	Columbia Pipeline Group, Inc	5.800	06/01/45	263,336
1,500,000		ConocoPhillips Co	1.050	12/15/17	1,472,887
300,000		ConocoPhillips Co	1.500	05/15/18	294,521
600,000		ConocoPhillips Co	5.750	02/01/19	649,416
300,000		ConocoPhillips Co	2.200	05/15/20	290,385
300,000		ConocoPhillips Co	2.875	11/15/21	291,464
600,000		ConocoPhillips Co	2.400	12/15/22	545,385
300,000		ConocoPhillips Co	3.350	11/15/24	274,489
300,000		ConocoPhillips Co	4.150	11/15/34	259,951
250,000		ConocoPhillips Co	5.900	05/15/38	244,440
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,090,662
300,000		ConocoPhillips Co	4.300	11/15/44	249,292
500,000		ConocoPhillips Holding Co	6.950	04/15/29	573,168
1,000,000		Continental Resources, Inc	4.500	04/15/23	718,878
750,000		Continental Resources, Inc	3.800	06/01/24	528,520
100,000		Continental Resources, Inc	4.900	06/01/44	60,318
850,000		Devon Energy Corp	6.300	01/15/19	875,955
525,000		Devon Energy Corp	3.250	05/15/22	446,454
300,000		Devon Energy Corp	5.850	12/15/25	291,789
600,000		Devon Energy Corp	7.950	04/15/32	620,014
700,000		Devon Energy Corp	4.750	05/15/42	496,599
300,000		Devon Energy Corp	5.000	06/15/45	227,359
300,000		Diamond Offshore Drilling, Inc	5.875	05/01/19	304,144
200,000		Diamond Offshore Drilling, Inc	3.450	11/01/23	165,255
100,000		Diamond Offshore Drilling, Inc	5.700	10/15/39	68,324
175,000		Diamond Offshore Drilling, Inc	4.875	11/01/43	106,273
300,000		Ecopetrol S.A.	4.250	09/18/18	298,500
550,000		Ecopetrol S.A.	7.625	07/23/19	596,629
500,000		Ecopetrol S.A.	5.875	09/18/23	460,000
1,000,000		Ecopetrol S.A.	4.125	01/16/25	800,000
400,000		Ecopetrol S.A.	5.375	06/26/26	341,000
200,000		Ecopetrol S.A.	7.375	09/18/43	168,000
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Ecopetrol S.A.	5.875%	05/28/45	$213,000
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	257,965
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	281,454
495,000	Enbridge Energy Partners LP	5.200	03/15/20	501,540
175,000	Enbridge Energy Partners LP	4.375	10/15/20	170,782
200,000	Enbridge Energy Partners LP	5.875	10/15/25	192,775
300,000	Enbridge Energy Partners LP	5.500	09/15/40	229,329
200,000	Enbridge Energy Partners LP	7.375	10/15/45	191,606
300,000	EnCana Corp	3.900	11/15/21	247,699
220,000	EnCana Corp	6.500	05/15/19	214,494
515,000	EnCana Corp	6.625	08/15/37	416,587
400,000	EnCana Corp	5.150	11/15/41	267,226
1,200,000	Ensco plc	4.700	03/15/21	966,638
200,000	Ensco plc	5.200	03/15/25	142,401
400,000	Ensco plc	5.750	10/01/44	263,530
735,000	Enterprise Products Operating LLC	6.300	09/15/17	773,103
300,000	Enterprise Products Operating LLC	1.650	05/07/18	292,656
130,000	Enterprise Products Operating LLC	6.500	01/31/19	142,848
600,000	Enterprise Products Operating LLC	5.200	09/01/20	629,543
400,000	Enterprise Products Operating LLC	4.050	02/15/22	391,478
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	995,092
800,000	Enterprise Products Operating LLC	3.900	02/15/24	746,694
300,000	Enterprise Products Operating LLC	3.700	02/15/26	269,324
480,000	Enterprise Products Operating LLC	6.125	10/15/39	438,199
300,000	Enterprise Products Operating LLC	4.850	08/15/42	239,866
100,000	Enterprise Products Operating LLC	4.450	02/15/43	76,279
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	809,058
500,000	Enterprise Products Operating LLC	5.100	02/15/45	418,499
300,000	Enterprise Products Operating LLC	4.900	05/15/46	245,092
200,000	Enterprise Products Operating LLC	4.950	10/15/54	156,452
700,000	EOG Resources, Inc	2.450	04/01/20	692,475
440,000	EOG Resources, Inc	4.100	02/01/21	464,169
600,000	EOG Resources, Inc	2.625	03/15/23	568,672
200,000	EOG Resources, Inc	3.900	04/01/35	183,014
50,000	EQT Corp	6.500	04/01/18	52,558
550,000	EQT Corp	8.125	06/01/19	594,234
500,000	Exxon Mobil Corp	0.921	03/15/17	499,453
500,000	Exxon Mobil Corp	1.305	03/06/18	499,270
500,000	Exxon Mobil Corp	1.819	03/15/19	500,473
500,000	Exxon Mobil Corp	1.912	03/06/20	496,018
500,000	Exxon Mobil Corp	2.397	03/06/22	492,366
500,000	Exxon Mobil Corp	3.176	03/15/24	507,757
500,000	Exxon Mobil Corp	2.709	03/06/25	489,265
500,000	Exxon Mobil Corp	3.567	03/06/45	469,958
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	178,631
400,000	Halliburton Co	2.000	08/01/18	397,331
400,000	Halliburton Co	6.150	09/15/19	450,344
750,000	Halliburton Co	2.700	11/15/20	741,643
500,000	Halliburton Co	3.375	11/15/22	492,108
300,000	Halliburton Co	3.500	08/01/23	294,459
750,000	Halliburton Co	3.800	11/15/25	730,759
500,000	Halliburton Co	4.850	11/15/35	491,168
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Halliburton Co	7.450%	09/15/39	$511,169
250,000	Halliburton Co	4.500	11/15/41	226,820
600,000	Halliburton Co	4.750	08/01/43	563,255
750,000	Halliburton Co	5.000	11/15/45	740,872
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	200,201
200,000	Hess Corp	1.300	06/15/17	195,708
425,000	Hess Corp	8.125	02/15/19	481,808
200,000	Hess Corp	3.500	07/15/24	175,242
200,000	Hess Corp	7.875	10/01/29	218,491
940,000	Hess Corp	5.600	02/15/41	791,882
30,000	Husky Energy, Inc	7.250	12/15/19	33,147
200,000	Husky Energy, Inc	3.950	04/15/22	185,418
500,000	Husky Energy, Inc	4.000	04/15/24	457,654
130,000	Husky Energy, Inc	6.800	09/15/37	128,783
200,000	Magellan Midstream Partners LP	6.550	07/15/19	218,356
125,000	Magellan Midstream Partners LP	4.250	02/01/21	125,019
200,000	Magellan Midstream Partners LP	3.200	03/15/25	174,727
500,000	Magellan Midstream Partners LP	4.200	12/01/42	368,196
400,000	Marathon Oil Corp	6.000	10/01/17	407,722
650,000	Marathon Oil Corp	2.800	11/01/22	518,379
300,000	Marathon Oil Corp	3.850	06/01/25	241,493
255,000	Marathon Oil Corp	6.600	10/01/37	218,851
200,000	Marathon Oil Corp	5.200	06/01/45	142,400
200,000	Marathon Petroleum Corp	3.500	03/01/16	200,565
200,000	Marathon Petroleum Corp	2.700	12/14/18	197,795
250,000	Marathon Petroleum Corp	3.400	12/15/20	245,604
250,000	Marathon Petroleum Corp	5.125	03/01/21	262,465
100,000	Marathon Petroleum Corp	3.625	09/15/24	93,234
350,000	Marathon Petroleum Corp	6.500	03/01/41	350,337
250,000	Marathon Petroleum Corp	4.750	09/15/44	204,349
250,000	Marathon Petroleum Corp	5.850	12/15/45	232,350
200,000	Marathon Petroleum Corp	5.000	09/15/54	160,053
125,000	Murphy Oil Corp	2.500	12/01/17	114,651
200,000	Murphy Oil Corp	4.000	06/01/22	151,692
200,000	Murphy Oil Corp	3.700	12/01/22	153,019
200,000	Murphy Oil Corp	5.125	12/01/42	123,039
200,000	Nabors Industries, Inc	2.350	09/15/16	199,013
125,000	Nabors Industries, Inc	6.150	02/15/18	126,847
350,000	Nabors Industries, Inc	4.625	09/15/21	287,730
100,000	Nabors Industries, Inc	5.100	09/15/23	79,312
100,000	National Oilwell Varco, Inc	1.350	12/01/17	97,855
300,000	National Oilwell Varco, Inc	2.600	12/01/22	262,427
300,000	National Oilwell Varco, Inc	3.950	12/01/42	228,487
935,000	Nexen, Inc	6.400	05/15/37	1,045,712
150,000	Noble Energy, Inc	8.250	03/01/19	167,771
750,000	Noble Energy, Inc	3.900	11/15/24	667,900
700,000	Noble Energy, Inc	6.000	03/01/41	603,484
300,000	Noble Energy, Inc	5.250	11/15/43	242,126
100,000	Noble Holding International Ltd	2.500	03/15/17	94,345
100,000	Noble Holding International Ltd	4.000	03/16/18	90,563
305,000	Noble Holding International Ltd	4.900	08/01/20	231,854
200,000	Noble Holding International Ltd	5.950	04/01/25	138,019
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Noble Holding International Ltd	6.200%	08/01/40	$61,509
400,000		Noble Holding International Ltd	5.250	03/15/42	221,668
950,000		Occidental Petroleum Corp	1.750	02/15/17	951,930
250,000		Occidental Petroleum Corp	1.500	02/15/18	246,967
250,000		Occidental Petroleum Corp	3.125	02/15/22	244,537
550,000		Occidental Petroleum Corp	2.700	02/15/23	517,683
250,000		Occidental Petroleum Corp	3.500	06/15/25	244,319
300,000		Occidental Petroleum Corp	4.625	06/15/45	290,780
200,000		Oceaneering International, Inc	4.650	11/15/24	167,953
300,000		ONE Gas, Inc	2.070	02/01/19	298,351
100,000		ONE Gas, Inc	3.610	02/01/24	101,827
100,000		ONE Gas, Inc	4.658	02/01/44	103,594
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	446,033
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	817,185
75,000		Petro-Canada	6.800	05/15/38	82,007
400,000		Petroleos Mexicanos	3.500	07/18/18	396,908
200,000		Petroleos Mexicanos	3.125	01/23/19	193,478
980,000		Petroleos Mexicanos	8.000	05/03/19	1,078,853
775,000		Petroleos Mexicanos	6.000	03/05/20	805,225
500,000	g	Petroleos Mexicanos	3.500	07/23/20	473,250
800,000		Petroleos Mexicanos	5.500	01/21/21	806,960
240,000		Petroleos Mexicanos	4.875	01/24/22	231,000
210,000		Petroleos Mexicanos	1.700	12/20/22	206,604
210,000		Petroleos Mexicanos	2.000	12/20/22	208,837
400,000		Petroleos Mexicanos	3.500	01/30/23	349,000
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,398,750
950,000	g	Petroleos Mexicanos	4.500	01/23/26	834,575
1,040,000		Petroleos Mexicanos	6.500	06/02/41	899,080
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,335,404
915,000	g	Petroleos Mexicanos	5.500	06/27/44	688,391
575,000		Petroleos Mexicanos	6.375	01/23/45	486,669
1,000,000	g	Petroleos Mexicanos	5.625	01/23/46	765,200
900,000		Phillips 66	2.950	05/01/17	912,218
650,000		Phillips 66	4.300	04/01/22	669,087
200,000		Phillips 66	4.650	11/15/34	187,360
400,000		Phillips 66	5.875	05/01/42	400,625
400,000		Phillips 66	4.875	11/15/44	357,004
500,000		Pioneer Natural Resources Co	6.650	03/15/17	516,248
125,000		Pioneer Natural Resources Co	3.450	01/15/21	115,467
375,000		Pioneer Natural Resources Co	3.950	07/15/22	342,488
200,000		Pioneer Natural Resources Co	4.450	01/15/26	180,125
200,000		Plains All American Pipeline LP	6.125	01/15/17	205,496
200,000		Plains All American Pipeline LP	2.600	12/15/19	177,412
700,000		Plains All American Pipeline LP	5.000	02/01/21	665,477
200,000		Plains All American Pipeline LP	2.850	01/31/23	165,048
400,000		Plains All American Pipeline LP	3.850	10/15/23	336,605
200,000		Plains All American Pipeline LP	3.600	11/01/24	160,533
300,000		Plains All American Pipeline LP	4.650	10/15/25	262,033
100,000		Plains All American Pipeline LP	6.650	01/15/37	88,367
250,000		Plains All American Pipeline LP	5.150	06/01/42	181,282
300,000		Plains All American Pipeline LP	4.700	06/15/44	208,900
300,000		Plains All American Pipeline LP	4.900	02/15/45	215,622
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$325,000	Plains Exploration & Production Co	6.875%	02/15/23	$204,750
100,000	Rowan Cos, Inc	5.000	09/01/17	99,246
300,000	Rowan Cos, Inc	7.875	08/01/19	294,988
250,000	Rowan Cos, Inc	4.875	06/01/22	183,866
200,000	Rowan Cos, Inc	4.750	01/15/24	142,273
100,000	Rowan Cos, Inc	5.400	12/01/42	59,790
200,000	Rowan Cos, Inc	5.850	01/15/44	120,682
750,000	Schlumberger Investment S.A.	3.650	12/01/23	761,249
500,000	SESI LLC	7.125	12/15/21	445,000
300,000	Shell International Finance BV	0.900	11/15/16	299,223
200,000	Shell International Finance BV	1.125	08/21/17	198,615
300,000	Shell International Finance BV	1.250	11/10/17	298,440
300,000	Shell International Finance BV	1.625	11/10/18	298,396
500,000	Shell International Finance BV	2.000	11/15/18	500,685
805,000	Shell International Finance BV	4.300	09/22/19	858,288
1,130,000	Shell International Finance BV	4.375	03/25/20	1,213,810
500,000	Shell International Finance BV	2.125	05/11/20	491,932
300,000	Shell International Finance BV	2.250	11/10/20	295,500
200,000	Shell International Finance BV	2.375	08/21/22	191,606
500,000	Shell International Finance BV	2.250	01/06/23	468,257
500,000	Shell International Finance BV	3.400	08/12/23	497,158
1,300,000	Shell International Finance BV	3.250	05/11/25	1,269,340
500,000	Shell International Finance BV	4.125	05/11/35	477,009
421,000	Shell International Finance BV	6.375	12/15/38	497,379
200,000	Shell International Finance BV	3.625	08/21/42	166,731
1,000,000	Shell International Finance BV	4.550	08/12/43	971,995
1,000,000	Shell International Finance BV	4.375	05/11/45	944,129
125,000	Southwestern Energy Co	3.300	01/23/18	102,500
200,000	Southwestern Energy Co	7.500	02/01/18	170,000
175,000	Southwestern Energy Co	4.050	01/23/20	126,875
325,000	Southwestern Energy Co	4.100	03/15/22	204,412
250,000	Southwestern Energy Co	4.950	01/23/25	157,500
350,000	Statoil ASA	3.125	08/17/17	359,011
500,000	Statoil ASA	1.250	11/09/17	494,938
375,000	Statoil ASA	1.200	01/17/18	371,358
300,000	Statoil ASA	1.150	05/15/18	295,116
300,000	Statoil ASA	1.950	11/08/18	299,844
450,000	Statoil ASA	5.250	04/15/19	490,948
500,000	Statoil ASA	2.250	11/08/19	498,242
300,000	Statoil ASA	2.900	11/08/20	305,009
500,000	Statoil ASA	2.750	11/10/21	496,990
250,000	Statoil ASA	3.150	01/23/22	249,379
375,000	Statoil ASA	2.450	01/17/23	355,629
300,000	Statoil ASA	2.650	01/15/24	280,754
300,000	Statoil ASA	3.700	03/01/24	304,100
500,000	Statoil ASA	3.250	11/10/24	490,722
200,000	Statoil ASA	5.100	08/17/40	210,908
400,000	Statoil ASA	4.250	11/23/41	377,048
300,000	Statoil ASA	3.950	05/15/43	270,983
1,300,000	Statoil ASA	4.800	11/08/43	1,317,450
550,000	Suncor Energy, Inc	6.100	06/01/18	591,620
750,000	Suncor Energy, Inc	3.600	12/01/24	706,873
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000		Suncor Energy, Inc	6.500%	06/15/38	$1,497,784
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	259,609
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	223,263
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	193,836
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	253,230
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	190,556
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	79,854
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	148,495
25,000		Talisman Energy, Inc	7.750	06/01/19	26,942
450,000		Talisman Energy, Inc	3.750	02/01/21	408,195
200,000		Total Capital Canada Ltd	1.450	01/15/18	198,798
300,000		Total Capital Canada Ltd	2.750	07/15/23	288,010
750,000		Total Capital International S.A.	1.000	08/12/16	750,139
300,000		Total Capital International S.A.	2.125	01/10/19	300,632
500,000		Total Capital International S.A.	2.100	06/19/19	496,434
300,000		Total Capital International S.A.	2.750	06/19/21	298,880
1,000,000		Total Capital International S.A.	2.875	02/17/22	994,277
400,000		Total Capital International S.A.	2.700	01/25/23	383,501
300,000		Total Capital International S.A.	3.700	01/15/24	304,302
300,000		Total Capital International S.A.	3.750	04/10/24	304,868
500,000		TransCanada PipeLines Ltd	1.625	11/09/17	495,921
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	298,859
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	612,081
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	964,058
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	196,847
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	472,445
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	349,648
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	574,904
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	206,905
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	183,951
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	226,500
165,000		Vale Overseas Ltd	6.250	01/23/17	164,687
1,045,000		Vale Overseas Ltd	4.625	09/15/20	867,946
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,167,030
150,000		Vale Overseas Ltd	8.250	01/17/34	120,167
1,164,000		Vale Overseas Ltd	6.875	11/21/36	813,683
680,000		Valero Energy Corp	6.125	02/01/20	750,147
400,000		Valero Energy Corp	3.650	03/15/25	377,492
330,000		Valero Energy Corp	7.500	04/15/32	361,656
500,000		Valero Energy Corp	6.625	06/15/37	502,394
300,000		Valero Energy Corp	4.900	03/15/45	250,018
300,000		XTO Energy, Inc	6.250	08/01/17	323,461
		TOTAL ENERGY			141,492,489

FOOD & STAPLES RETAILING - 0.3%
200,000		CVS Health Corp	1.200	12/05/16	200,033
68,000		CVS Health Corp	5.750	06/01/17	72,001
1,000,000		CVS Health Corp	1.900	07/20/18	999,485
300,000		CVS Health Corp	2.250	12/05/18	301,509
750,000		CVS Health Corp	2.250	08/12/19	749,292
185,000		CVS Health Corp	4.750	05/18/20	199,215
1,000,000		CVS Health Corp	2.800	07/20/20	1,004,909
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		CVS Health Corp	4.125%	05/15/21	$529,005
500,000		CVS Health Corp	3.500	07/20/22	509,030
500,000		CVS Health Corp	2.750	12/01/22	487,214
250,000		CVS Health Corp	4.000	12/05/23	259,818
900,000		CVS Health Corp	3.375	08/12/24	891,128
925,000		CVS Health Corp	3.875	07/20/25	944,190
400,000		CVS Health Corp	4.875	07/20/35	413,165
400,000		CVS Health Corp	5.300	12/05/43	433,242
1,500,000		CVS Health Corp	5.125	07/20/45	1,580,148
235,000		Delhaize Group S.A.	5.700	10/01/40	241,614
700,000		Kroger Co	6.400	08/15/17	751,707
55,000		Kroger Co	6.800	12/15/18	61,755
445,000		Kroger Co	6.150	01/15/20	503,683
200,000		Kroger Co	2.950	11/01/21	198,061
200,000		Kroger Co	3.400	04/15/22	202,624
200,000		Kroger Co	3.850	08/01/23	206,216
300,000		Kroger Co	4.000	02/01/24	311,075
100,000		Kroger Co	6.900	04/15/38	123,559
250,000		Kroger Co	5.000	04/15/42	255,742
300,000		Kroger Co	5.150	08/01/43	314,286
48,000		Safeway, Inc	6.350	08/15/17	49,440
200,000		Starbucks Corp	2.000	12/05/18	201,985
200,000		Starbucks Corp	2.700	06/15/22	200,213
350,000		Starbucks Corp	3.850	10/01/23	371,389
200,000		Starbucks Corp	4.300	06/15/45	207,428
200,000		SYSCO Corp	5.250	02/12/18	213,811
500,000		SYSCO Corp	2.600	10/01/20	500,991
250,000		SYSCO Corp	2.600	06/12/22	242,864
100,000		SYSCO Corp	5.375	09/21/35	110,335
300,000		SYSCO Corp	4.850	10/01/45	311,904
25,000		Walgreen Co	5.250	01/15/19	26,716
200,000		Walgreen Co	3.100	09/15/22	193,768
200,000		Walgreen Co	4.400	09/15/42	170,606
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	149,715
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,123,361
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	490,578
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	388,372
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	365,289
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	363,377
200,000	g	Whole Foods Market, Inc	5.200	12/03/25	199,818
		TOTAL FOOD & STAPLES RETAILING			18,625,666

FOOD, BEVERAGE & TOBACCO - 1.1%
228,000		Altria Group, Inc	9.250	08/06/19	279,155
300,000		Altria Group, Inc	2.625	01/14/20	300,547
1,800,000		Altria Group, Inc	4.750	05/05/21	1,953,961
800,000		Altria Group, Inc	2.850	08/09/22	780,026
200,000		Altria Group, Inc	2.950	05/02/23	194,653
300,000		Altria Group, Inc	4.000	01/31/24	310,821
50,000		Altria Group, Inc	10.200	02/06/39	81,993
300,000		Altria Group, Inc	4.250	08/09/42	275,245
300,000		Altria Group, Inc	4.500	05/02/43	284,534
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Altria Group, Inc	5.375%	01/31/44	$645,266
1,250,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,247,467
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	297,195
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	497,244
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	480,051
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	510,353
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	993,148
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,521,570
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,647,045
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	579,100
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	429,590
719,000	Archer-Daniels-Midland Co	5.450	03/15/18	776,973
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	710,632
200,000	Beam, Inc	1.750	06/15/18	197,003
200,000	Beam, Inc	3.250	05/15/22	196,646
200,000	Beam, Inc	3.250	06/15/23	192,322
450,000	Bottling Group LLC	5.125	01/15/19	493,008
200,000	Brown-Forman Corp	1.000	01/15/18	197,346
200,000	Brown-Forman Corp	2.250	01/15/23	191,202
200,000	Brown-Forman Corp	4.500	07/15/45	206,690
100,000	Bunge Ltd	3.200	06/15/17	100,984
100,000	Bunge Ltd	8.500	06/15/19	115,755
500,000	Bunge Ltd	3.500	11/24/20	497,437
325,000	Campbell Soup Co	3.050	07/15/17	332,310
100,000	Campbell Soup Co	4.250	04/15/21	106,576
150,000	Campbell Soup Co	2.500	08/02/22	142,317
150,000	Campbell Soup Co	3.800	08/02/42	127,957
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	300,348
400,000	Coca-Cola Co	1.150	04/01/18	398,902
300,000	Coca-Cola Co	2.500	04/01/23	298,303
300,000	Coca-Cola Co	0.750	11/01/16	299,680
500,000	Coca-Cola Co	1.650	03/14/18	503,471
300,000	Coca-Cola Co	1.650	11/01/18	302,563
500,000	Coca-Cola Co	1.875	10/27/20	495,105
300,000	Coca-Cola Co	2.450	11/01/20	305,567
410,000	Coca-Cola Co	3.150	11/15/20	429,339
1,000,000	Coca-Cola Co	3.200	11/01/23	1,034,766
500,000	Coca-Cola Co	2.875	10/27/25	493,014
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	102,243
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	100,548
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	199,683
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	105,610
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	501,711
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	207,944
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,093,971
255,000	ConAgra Foods, Inc	7.000	04/15/19	286,692
200,000	ConAgra Foods, Inc	3.250	09/15/22	193,063
91,000	ConAgra Foods, Inc	3.200	01/25/23	87,551
100,000	ConAgra Foods, Inc	7.000	10/01/28	118,145
100,000	ConAgra Foods, Inc	6.625	08/15/39	107,672
297,000	ConAgra Foods, Inc	4.650	01/25/43	264,914
100,000	Corn Products International, Inc	4.625	11/01/20	105,200
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Diageo Capital plc	1.500%	05/11/17	$499,729
325,000		Diageo Capital plc	5.750	10/23/17	348,951
500,000		Diageo Capital plc	1.125	04/29/18	491,871
200,000		Diageo Capital plc	5.875	09/30/36	233,752
400,000		Diageo Capital plc	3.875	04/29/43	371,935
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	352,017
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	146,630
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	144,209
200,000		Dr Pepper Snapple Group, Inc	3.400	11/15/25	196,482
200,000		Dr Pepper Snapple Group, Inc	4.500	11/15/45	195,568
150,000		Flowers Foods, Inc	4.375	04/01/22	155,957
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	186,709
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	264,681
500,000		General Mills, Inc	1.400	10/20/17	497,553
210,000		General Mills, Inc	5.650	02/15/19	230,482
175,000		General Mills, Inc	2.200	10/21/19	175,054
200,000		General Mills, Inc	3.150	12/15/21	200,244
500,000		General Mills, Inc	3.650	02/15/24	513,683
150,000		General Mills, Inc	5.400	06/15/40	163,771
100,000		General Mills, Inc	4.150	02/15/43	93,415
100,000		Hershey Co	1.500	11/01/16	100,468
150,000		Hershey Co	4.125	12/01/20	161,763
200,000		Hershey Co	3.200	08/21/25	202,439
800,000	g	HJ Heinz Co	1.600	06/30/17	797,740
275,000	g	HJ Heinz Co	2.000	07/02/18	274,017
300,000	g	HJ Heinz Co	2.800	07/02/20	299,297
200,000	g	HJ Heinz Co	3.500	07/15/22	201,402
900,000	g	HJ Heinz Co	3.950	07/15/25	908,713
200,000	g	HJ Heinz Co	5.000	07/15/35	204,919
700,000	g	HJ Heinz Co	5.200	07/15/45	730,935
250,000		Ingredion, Inc	1.800	09/25/17	247,734
125,000		JM Smucker Co	1.750	03/15/18	124,420
175,000		JM Smucker Co	2.500	03/15/20	173,770
100,000		JM Smucker Co	3.500	10/15/21	102,940
300,000		JM Smucker Co	3.000	03/15/22	298,499
100,000		JM Smucker Co	3.500	03/15/25	99,544
300,000		JM Smucker Co	4.250	03/15/35	293,051
300,000		JM Smucker Co	4.375	03/15/45	291,875
100,000		Kellogg Co	1.875	11/17/16	100,652
200,000		Kellogg Co	1.750	05/17/17	200,096
1,279,000		Kellogg Co	4.000	12/15/20	1,345,363
100,000		Kellogg Co	7.450	04/01/31	127,078
600,000		Kraft Foods Group, Inc	2.250	06/05/17	604,297
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,542,190
300,000		Kraft Foods Group, Inc	6.500	02/09/40	349,434
700,000		Kraft Foods Group, Inc	5.000	06/04/42	704,803
200,000		McCormick & Co, Inc	3.500	09/01/23	203,460
200,000		McCormick & Co, Inc	3.250	11/15/25	199,904
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	414,139
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	100,015
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	226,809
100,000		Mead Johnson Nutrition Co	4.600	06/01/44	92,568
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Molson Coors Brewing Co	3.500%	05/01/22	$150,839
300,000	Molson Coors Brewing Co	5.000	05/01/42	288,723
1,500,000	Mondelez International, Inc	2.250	02/01/19	1,499,657
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,031,493
300,000	PepsiCo, Inc	0.950	02/22/17	299,431
250,000	PepsiCo, Inc	1.125	07/17/17	249,977
250,000	PepsiCo, Inc	1.250	08/13/17	250,084
125,000	PepsiCo, Inc	1.000	10/13/17	124,359
840,000	PepsiCo, Inc	7.900	11/01/18	984,396
400,000	PepsiCo, Inc	2.250	01/07/19	405,427
100,000	PepsiCo, Inc	4.500	01/15/20	108,652
500,000	PepsiCo, Inc	1.850	04/30/20	496,053
300,000	PepsiCo, Inc	2.150	10/14/20	298,745
400,000	PepsiCo, Inc	3.125	11/01/20	414,130
200,000	PepsiCo, Inc	3.000	08/25/21	206,184
400,000	PepsiCo, Inc	2.750	03/05/22	401,120
300,000	PepsiCo, Inc	3.100	07/17/22	307,674
500,000	PepsiCo, Inc	2.750	03/01/23	498,050
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,046,976
300,000	PepsiCo, Inc	2.750	04/30/25	291,200
425,000	PepsiCo, Inc	3.500	07/17/25	439,641
310,000	PepsiCo, Inc	4.875	11/01/40	331,392
400,000	PepsiCo, Inc	4.000	03/05/42	386,147
200,000	PepsiCo, Inc	3.600	08/13/42	181,063
450,000	PepsiCo, Inc	4.600	07/17/45	475,813
600,000	PepsiCo, Inc	4.450	04/14/46	619,329
500,000	Philip Morris International, Inc	1.125	08/21/17	499,267
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,418,568
300,000	Philip Morris International, Inc	1.875	01/15/19	299,231
200,000	Philip Morris International, Inc	2.900	11/15/21	202,381
200,000	Philip Morris International, Inc	2.500	08/22/22	195,963
500,000	Philip Morris International, Inc	2.625	03/06/23	490,303
300,000	Philip Morris International, Inc	3.600	11/15/23	312,796
500,000	Philip Morris International, Inc	3.250	11/10/24	503,064
300,000	Philip Morris International, Inc	3.375	08/11/25	303,638
240,000	Philip Morris International, Inc	6.375	05/16/38	302,728
150,000	Philip Morris International, Inc	4.375	11/15/41	149,041
200,000	Philip Morris International, Inc	4.500	03/20/42	198,317
150,000	Philip Morris International, Inc	3.875	08/21/42	136,899
300,000	Philip Morris International, Inc	4.125	03/04/43	283,614
200,000	Philip Morris International, Inc	4.875	11/15/43	211,266
500,000	Philip Morris International, Inc	4.250	11/10/44	483,012
50,000	Reynolds American, Inc	6.750	06/15/17	53,377
200,000	Reynolds American, Inc	7.750	06/01/18	225,561
450,000	Reynolds American, Inc	2.300	06/12/18	452,857
270,000	Reynolds American, Inc	6.875	05/01/20	311,515
325,000	Reynolds American, Inc	3.250	06/12/20	330,332
750,000	Reynolds American, Inc	4.000	06/12/22	780,191
400,000	Reynolds American, Inc	3.250	11/01/22	395,719
200,000	Reynolds American, Inc	4.850	09/15/23	213,895
750,000	Reynolds American, Inc	5.700	08/15/35	821,703
65,000	Reynolds American, Inc	7.250	06/15/37	79,573
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Reynolds American, Inc	4.750%	11/01/42	$381,723
200,000	Reynolds American, Inc	6.150	09/15/43	226,678
750,000	Reynolds American, Inc	5.850	08/15/45	833,256
133,000	Sara Lee Corp	4.100	09/15/20	135,798
400,000	Tyson Foods, Inc	4.500	06/15/22	426,031
500,000	Tyson Foods, Inc	3.950	08/15/24	513,398
500,000	Tyson Foods, Inc	5.150	08/15/44	522,150
	TOTAL FOOD, BEVERAGE & TOBACCO			68,897,554

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Allergan, Inc	1.350	03/15/18	196,521
250,000	Allergan, Inc	3.375	09/15/20	251,919
200,000	Allergan, Inc	2.800	03/15/23	188,399
200,000	Allina Health System	4.805	11/15/45	205,479
450,000	AmerisourceBergen Corp	1.150	05/15/17	446,772
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,096
400,000	AmerisourceBergen Corp	3.400	05/15/24	390,904
200,000	AmerisourceBergen Corp	3.250	03/01/25	193,751
200,000	Ascension Health, Inc	4.847	11/15/53	215,488
300,000	Baxter International, Inc	0.950	06/01/16	299,823
300,000	Baxter International, Inc	1.850	06/15/18	298,198
420,000	Baxter International, Inc	4.500	08/15/19	445,192
290,000	Baylor Scott & White Holdings	4.185	11/15/45	274,232
100,000	Becton Dickinson & Co	1.450	05/15/17	99,584
750,000	Becton Dickinson & Co	1.800	12/15/17	748,950
25,000	Becton Dickinson & Co	5.000	05/15/19	27,002
100,000	Becton Dickinson & Co	6.375	08/01/19	112,914
475,000	Becton Dickinson & Co	2.675	12/15/19	477,719
150,000	Becton Dickinson & Co	3.250	11/12/20	152,151
850,000	Becton Dickinson & Co	3.125	11/08/21	857,178
200,000	Becton Dickinson & Co	3.300	03/01/23	197,651
325,000	Becton Dickinson & Co	3.734	12/15/24	327,983
300,000	Becton Dickinson & Co	4.875	05/15/44	303,045
500,000	Becton Dickinson & Co	4.685	12/15/44	504,423
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	106,792
650,000	Boston Scientific Corp	6.000	01/15/20	721,744
300,000	Boston Scientific Corp	2.850	05/15/20	298,569
300,000	Boston Scientific Corp	3.375	05/15/22	296,098
150,000	Boston Scientific Corp	4.125	10/01/23	151,838
400,000	Boston Scientific Corp	3.850	05/15/25	393,643
200,000	Cardinal Health, Inc	1.700	03/15/18	199,469
200,000	Cardinal Health, Inc	1.950	06/15/18	199,473
200,000	Cardinal Health, Inc	2.400	11/15/19	199,997
100,000	Cardinal Health, Inc	4.625	12/15/20	108,474
100,000	Cardinal Health, Inc	3.200	06/15/22	98,827
200,000	Cardinal Health, Inc	3.200	03/15/23	197,570
100,000	Cardinal Health, Inc	3.500	11/15/24	100,171
200,000	Cardinal Health, Inc	3.750	09/15/25	203,161
100,000	Cardinal Health, Inc	4.600	03/15/43	98,467
200,000	Cardinal Health, Inc	4.500	11/15/44	192,897
200,000	Cardinal Health, Inc	4.900	09/15/45	204,337
100,000	Coventry Health Care, Inc	5.450	06/15/21	110,452
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$450,000	Covidien International Finance S.A.	6.000%	10/15/17	$484,756
650,000	Covidien International Finance S.A.	3.200	06/15/22	651,630
500,000	Covidien International Finance S.A.	2.950	06/15/23	492,253
100,000	Covidien International Finance S.A.	6.550	10/15/37	125,279
225,000	CR Bard, Inc	1.375	01/15/18	222,171
100,000	CR Bard, Inc	4.400	01/15/21	105,832
250,000	Dignity Health	3.812	11/01/24	254,268
200,000	Dignity Health	5.267	11/01/64	205,109
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,180
300,000	Express Scripts Holding Co	2.650	02/15/17	302,963
200,000	Express Scripts Holding Co	1.250	06/02/17	198,675
300,000	Express Scripts Holding Co	2.250	06/15/19	298,264
250,000	Express Scripts Holding Co	4.750	11/15/21	268,110
525,000	Express Scripts Holding Co	3.900	02/15/22	539,488
300,000	Express Scripts Holding Co	3.500	06/15/24	295,716
450,000	Express Scripts Holding Co	6.125	11/15/41	511,355
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	101,666
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	101,716
200,000	Keysight Technologies, Inc	3.300	10/30/19	196,575
200,000	Keysight Technologies, Inc	4.550	10/30/24	192,286
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	201,270
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	100,357
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	250,648
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	148,149
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	294,541
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	201,418
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	202,112
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	96,502
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	275,491
200,000	Mayo Clinic Rochester	4.000	11/15/47	188,678
25,000	McKesson Corp	5.700	03/01/17	26,193
500,000	McKesson Corp	1.292	03/10/17	498,611
180,000	McKesson Corp	4.750	03/01/21	194,519
100,000	McKesson Corp	2.700	12/15/22	95,281
200,000	McKesson Corp	2.850	03/15/23	191,952
500,000	McKesson Corp	3.796	03/15/24	502,670
100,000	McKesson Corp	6.000	03/01/41	115,133
375,000	McKesson Corp	4.883	03/15/44	375,000
250,000	Medco Health Solutions, Inc	7.125	03/15/18	276,378
300,000	Medtronic, Inc	0.875	02/27/17	298,952
625,000	Medtronic, Inc	1.500	03/15/18	624,682
250,000	Medtronic, Inc	1.375	04/01/18	248,699
875,000	Medtronic, Inc	2.500	03/15/20	881,440
1,000,000	Medtronic, Inc	3.150	03/15/22	1,011,088
1,000,000	Medtronic, Inc	3.625	03/15/24	1,024,891
725,000	Medtronic, Inc	3.500	03/15/25	733,583
1,000,000	Medtronic, Inc	4.375	03/15/35	1,010,307
200,000	Medtronic, Inc	4.500	03/15/42	200,765
150,000	Medtronic, Inc	4.000	04/01/43	139,206
1,000,000	Medtronic, Inc	4.625	03/15/44	1,017,584
850,000	Medtronic, Inc	4.625	03/15/45	876,373
300,000	New York and Presbyterian Hospital	4.024	08/01/45	283,198
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	NYU Hospitals Center	5.750%	07/01/43	$399,364
100,000	Owens & Minor, Inc	3.875	09/15/21	99,610
150,000	PerkinElmer, Inc	5.000	11/15/21	158,473
300,000	Quest Diagnostics, Inc	2.700	04/01/19	300,003
200,000	Quest Diagnostics, Inc	2.500	03/30/20	197,359
400,000	Quest Diagnostics, Inc	4.700	04/01/21	423,756
125,000	Quest Diagnostics, Inc	3.500	03/30/25	120,776
300,000	Quest Diagnostics, Inc	4.700	03/30/45	270,152
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	206,642
300,000	St. Jude Medical, Inc	2.800	09/15/20	300,113
200,000	St. Jude Medical, Inc	3.250	04/15/23	196,498
300,000	St. Jude Medical, Inc	3.875	09/15/25	302,987
200,000	St. Jude Medical, Inc	4.750	04/15/43	195,476
150,000	Stryker Corp	2.000	09/30/16	151,142
200,000	Stryker Corp	1.300	04/01/18	198,555
90,000	Stryker Corp	4.375	01/15/20	96,857
200,000	Stryker Corp	3.375	05/15/24	200,074
200,000	Stryker Corp	3.375	11/01/25	197,872
200,000	Stryker Corp	4.100	04/01/43	188,973
200,000	Stryker Corp	4.375	05/15/44	197,642
100,000	Texas Health Resources	4.330	11/15/55	95,667
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	174,379
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	348,928
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	199,892
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	99,983
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	648,779
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	243,484
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	623,554
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	149,285
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	213,515
200,000	Trinity Health Corp	4.125	12/01/45	189,592
750,000	Zimmer Holdings, Inc	1.450	04/01/17	746,374
750,000	Zimmer Holdings, Inc	3.150	04/01/22	737,342
625,000	Zimmer Holdings, Inc	3.550	04/01/25	607,657
550,000	Zimmer Holdings, Inc	4.250	08/15/35	512,729
106,000	Zimmer Holdings, Inc	5.750	11/30/39	116,030
300,000	Zimmer Holdings, Inc	4.450	08/15/45	275,754
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,819,584

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	104,224
100,000	Clorox Co	3.050	09/15/22	98,769
200,000	Clorox Co	3.500	12/15/24	199,722
400,000	Colgate-Palmolive Co	1.300	01/15/17	400,756
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,018
300,000	Colgate-Palmolive Co	1.750	03/15/19	300,712
200,000	Colgate-Palmolive Co	2.300	05/03/22	198,365
200,000	Colgate-Palmolive Co	1.950	02/01/23	191,958
300,000	Colgate-Palmolive Co	3.250	03/15/24	312,089
60,000	Colgate-Palmolive Co	6.450	06/16/28	78,099
300,000	Colgate-Palmolive Co	4.000	08/15/45	300,665
100,000	Ecolab, Inc	3.000	12/08/16	101,438
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Ecolab, Inc	1.450%	12/08/17	$247,644
375,000		Ecolab, Inc	2.250	01/12/20	372,972
350,000		Ecolab, Inc	4.350	12/08/21	373,734
100,000		Ecolab, Inc	5.500	12/08/41	108,855
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	193,599
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	120,692
200,000		Estee Lauder Cos, Inc	4.375	06/15/45	201,656
1,000,000		Procter & Gamble Co	4.700	02/15/19	1,089,919
300,000		Procter & Gamble Co	1.900	11/01/19	302,042
800,000		Procter & Gamble Co	2.300	02/06/22	799,485
600,000		Procter & Gamble Co	3.100	08/15/23	625,838
225,000		Procter & Gamble Co	5.550	03/05/37	273,419
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,095,670

INSURANCE - 1.1%
25,000		ACE INA Holdings, Inc	5.800	03/15/18	27,138
500,000		ACE INA Holdings, Inc	5.900	06/15/19	559,504
500,000		ACE INA Holdings, Inc	2.300	11/03/20	496,629
500,000		ACE INA Holdings, Inc	2.875	11/03/22	496,510
250,000		ACE INA Holdings, Inc	2.700	03/13/23	244,383
300,000		ACE INA Holdings, Inc	3.350	05/15/24	303,001
400,000		ACE INA Holdings, Inc	3.150	03/15/25	395,557
175,000		ACE INA Holdings, Inc	3.350	05/03/26	174,495
150,000		ACE INA Holdings, Inc	4.150	03/13/43	146,746
200,000		ACE INA Holdings, Inc	4.350	11/03/45	203,247
125,000		Aetna, Inc	1.500	11/15/17	124,526
300,000		Aetna, Inc	2.200	03/15/19	298,488
250,000		Aetna, Inc	3.950	09/01/20	263,311
500,000		Aetna, Inc	2.750	11/15/22	485,746
300,000		Aetna, Inc	3.500	11/15/24	299,689
240,000		Aetna, Inc	6.625	06/15/36	287,678
350,000		Aetna, Inc	4.500	05/15/42	343,515
500,000		Aetna, Inc	4.125	11/15/42	467,830
200,000		Aflac, Inc	2.400	03/16/20	201,102
300,000		Aflac, Inc	4.000	02/15/22	317,011
600,000		Aflac, Inc	3.625	06/15/23	621,224
200,000		Aflac, Inc	3.625	11/15/24	203,562
200,000		Aflac, Inc	3.250	03/17/25	197,487
125,000		Aflac, Inc	6.900	12/17/39	161,511
300,000		Alleghany Corp	4.950	06/27/22	321,677
200,000		Alleghany Corp	4.900	09/15/44	189,667
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	295,364
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	103,316
1,250,000		Allstate Corp	3.150	06/15/23	1,249,752
100,000		Allstate Corp	4.500	06/15/43	101,596
200,000	i	Allstate Corp	5.750	08/15/53	205,600
100,000		American Financial Group, Inc	9.875	06/15/19	121,356
325,000		American International Group, Inc	2.300	07/16/19	322,284
1,600,000		American International Group, Inc	4.875	06/01/22	1,729,030
200,000		American International Group, Inc	3.750	07/10/25	198,329
500,000		American International Group, Inc	3.875	01/15/35	440,957
300,000		American International Group, Inc	4.700	07/10/35	298,303
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		American International Group, Inc	6.250%	05/01/36	$924,254
328,000		American International Group, Inc	6.820	11/15/37	391,889
500,000		American International Group, Inc	4.500	07/16/44	462,423
300,000		American International Group, Inc	4.800	07/10/45	290,084
200,000		American International Group, Inc	4.375	01/15/55	171,839
200,000		Aon plc	3.125	05/27/16	201,553
50,000		Aon plc	5.000	09/30/20	54,660
200,000		Aon plc	2.800	03/15/21	199,252
200,000		Aon plc	4.000	11/27/23	205,031
300,000		Aon plc	3.500	06/14/24	293,049
200,000		Aon plc	6.250	09/30/40	239,062
100,000		Aon plc	4.250	12/12/42	89,273
200,000		Aon plc	4.450	05/24/43	187,078
250,000		Aon plc	4.750	05/15/45	247,106
300,000		Arch Capital Group US, Inc	5.144	11/01/43	303,661
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	205,020
100,000		Assurant, Inc	2.500	03/15/18	99,854
100,000		Assurant, Inc	4.000	03/15/23	100,066
100,000		Assurant, Inc	6.750	02/15/34	115,965
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	207,905
270,000		AXA S.A.	8.600	12/15/30	362,812
200,000		AXIS Specialty Finance plc	2.650	04/01/19	199,170
50,000		AXIS Specialty Finance plc	5.875	06/01/20	55,239
200,000		AXIS Specialty Finance plc	5.150	04/01/45	196,150
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	301,957
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	223,138
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	814,144
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	608,972
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	207,327
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	407,059
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	296,990
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	97,997
40,000		Chubb Corp	5.750	05/15/18	43,542
350,000		Chubb Corp	6.000	05/11/37	429,077
300,000	i	Chubb Corp	6.375	04/15/37	288,099
540,000		Cigna Corp	5.125	06/15/20	589,469
400,000		Cigna Corp	4.500	03/15/21	424,594
400,000		Cigna Corp	3.250	04/15/25	392,835
400,000		Cigna Corp	5.375	02/15/42	438,166
200,000		Cincinnati Financial Corp	6.920	05/15/28	245,502
40,000		CNA Financial Corp	6.500	08/15/16	41,187
500,000		CNA Financial Corp	5.750	08/15/21	559,776
125,000		CNA Financial Corp	3.950	05/15/24	124,503
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	282,970
250,000		Fidelity National Financial, Inc	5.500	09/01/22	265,468
100,000		First American Financial Corp	4.300	02/01/23	99,321
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	274,629
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	396,201
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	372,267
300,000		Humana, Inc	2.625	10/01/19	300,785
100,000		Humana, Inc	3.150	12/01/22	97,264
300,000		Humana, Inc	3.850	10/01/24	302,188
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Humana, Inc	8.150%	06/15/38	$135,891
200,000	Humana, Inc	4.625	12/01/42	187,806
300,000	Humana, Inc	4.950	10/01/44	298,014
100,000	Infinity Property & Casualty Corp	5.000	09/19/22	100,512
300,000	ING US, Inc	2.900	02/15/18	303,297
150,000	ING US, Inc	5.500	07/15/22	167,913
200,000	ING US, Inc	5.700	07/15/43	226,898
200,000	Kemper Corp	4.350	02/15/25	198,672
400,000	Leucadia National Corp	5.500	10/18/23	390,742
200,000	Lincoln National Corp	8.750	07/01/19	240,277
400,000	Lincoln National Corp	4.200	03/15/22	418,256
525,000	Lincoln National Corp	4.000	09/01/23	537,891
175,000	Lincoln National Corp	3.350	03/09/25	168,879
30,000	Lincoln National Corp	6.150	04/07/36	34,417
150,000	Lincoln National Corp	7.000	06/15/40	188,137
100,000	Loews Corp	5.250	03/15/16	100,826
200,000	Loews Corp	2.625	05/15/23	190,585
200,000	Loews Corp	4.125	05/15/43	180,607
100,000	Manulife Financial Corp	4.900	09/17/20	108,868
100,000	Markel Corp	7.125	09/30/19	114,822
150,000	Markel Corp	4.900	07/01/22	160,918
100,000	Markel Corp	3.625	03/30/23	98,677
100,000	Markel Corp	5.000	03/30/43	99,650
100,000	Marsh & McLennan Cos, Inc	2.550	10/15/18	100,975
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	498,991
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	163,280
200,000	Marsh & McLennan Cos, Inc	4.050	10/15/23	206,765
152,000	Marsh & McLennan Cos, Inc	3.500	06/03/24	150,617
500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	492,522
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	186,565
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	481,384
175,000	MetLife, Inc	1.756	12/15/17	175,174
200,000	MetLife, Inc	1.903	12/15/17	201,181
1,050,000	MetLife, Inc	4.750	02/08/21	1,149,342
700,000	MetLife, Inc	3.048	12/15/22	698,991
325,000	MetLife, Inc	4.368	09/15/23	349,060
500,000	MetLife, Inc	3.600	04/10/24	513,386
200,000	MetLife, Inc	3.600	11/13/25	201,540
50,000	MetLife, Inc	6.375	06/15/34	61,406
405,000	MetLife, Inc	5.700	06/15/35	468,032
130,000	MetLife, Inc	5.875	02/06/41	152,580
200,000	MetLife, Inc	4.125	08/13/42	189,632
600,000	MetLife, Inc	4.875	11/13/43	629,783
500,000	MetLife, Inc	4.721	12/15/44	510,626
300,000	MetLife, Inc	4.050	03/01/45	277,946
150,000	MetLife, Inc	4.600	05/13/46	150,962
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	203,301
20,000	Nationwide Financial Services	6.750	05/15/37	20,000
200,000	Navigators Group, Inc	5.750	10/15/23	212,860
200,000	Old Republic International Corp	4.875	10/01/24	204,977
500,000	OneBeacon US Holdings, Inc	4.600	11/09/22	502,575
100,000	PartnerRe Ltd	5.500	06/01/20	109,668
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g	Primerica, Inc	4.750%	07/15/22	$105,725
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,081
130,000		Principal Financial Group, Inc	8.875	05/15/19	155,600
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,819
150,000		Principal Financial Group, Inc	3.125	05/15/23	146,972
200,000		Principal Financial Group, Inc	3.400	05/15/25	196,090
100,000		Principal Financial Group, Inc	6.050	10/15/36	115,612
100,000		Principal Financial Group, Inc	4.625	09/15/42	97,464
200,000		Principal Financial Group, Inc	4.350	05/15/43	187,143
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	198,800
120,000		Progressive Corp	6.250	12/01/32	147,194
300,000	i	Progressive Corp	6.700	06/15/37	299,250
300,000		Progressive Corp	4.350	04/25/44	302,399
300,000		Progressive Corp	3.700	01/26/45	271,505
100,000		Protective Life Corp	7.375	10/15/19	115,715
300,000		Prudential Financial, Inc	3.000	05/12/16	301,658
60,000		Prudential Financial, Inc	6.100	06/15/17	63,567
100,000		Prudential Financial, Inc	2.300	08/15/18	100,733
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,183,755
200,000		Prudential Financial, Inc	2.350	08/15/19	199,065
300,000		Prudential Financial, Inc	4.500	11/16/21	324,026
400,000		Prudential Financial, Inc	5.750	07/15/33	453,252
450,000		Prudential Financial, Inc	6.200	11/15/40	530,894
125,000	i	Prudential Financial, Inc	5.875	09/15/42	129,938
500,000	i	Prudential Financial, Inc	5.625	06/15/43	511,250
150,000		Prudential Financial, Inc	5.100	08/15/43	156,277
100,000	i	Prudential Financial, Inc	5.200	03/15/44	96,550
800,000		Prudential Financial, Inc	4.600	05/15/44	795,968
200,000	i	Prudential Financial, Inc	5.375	05/15/45	199,750
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	156,322
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	107,865
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	263,704
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	191,286
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	104,106
250,000		Torchmark Corp	3.800	09/15/22	247,116
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	25,705
610,000		Travelers Cos, Inc	5.800	05/15/18	666,248
130,000		Travelers Cos, Inc	5.900	06/02/19	146,367
600,000		Travelers Cos, Inc	5.350	11/01/40	689,701
200,000		Travelers Cos, Inc	4.600	08/01/43	210,107
250,000		Travelers Cos, Inc	4.300	08/25/45	252,033
100,000		Travelers Property Casualty Corp	6.375	03/15/33	122,589
300,000		UnitedHealth Group, Inc	1.400	12/15/17	299,145
324,000		UnitedHealth Group, Inc	6.000	02/15/18	352,410
500,000		UnitedHealth Group, Inc	1.900	07/16/18	501,612
900,000		UnitedHealth Group, Inc	1.625	03/15/19	890,306
500,000		UnitedHealth Group, Inc	2.300	12/15/19	502,508
500,000		UnitedHealth Group, Inc	2.700	07/15/20	505,435
700,000		UnitedHealth Group, Inc	4.700	02/15/21	766,303
500,000		UnitedHealth Group, Inc	2.875	12/15/21	505,875
500,000		UnitedHealth Group, Inc	3.350	07/15/22	511,481
325,000		UnitedHealth Group, Inc	2.750	02/15/23	318,714
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	UnitedHealth Group, Inc	2.875%	03/15/23	$197,895
500,000	UnitedHealth Group, Inc	3.750	07/15/25	515,909
750,000	UnitedHealth Group, Inc	4.625	07/15/35	778,466
365,000	UnitedHealth Group, Inc	6.625	11/15/37	465,448
250,000	UnitedHealth Group, Inc	6.875	02/15/38	326,768
150,000	UnitedHealth Group, Inc	4.625	11/15/41	152,248
300,000	UnitedHealth Group, Inc	4.375	03/15/42	294,566
350,000	UnitedHealth Group, Inc	3.950	10/15/42	325,735
200,000	UnitedHealth Group, Inc	4.250	03/15/43	194,299
500,000	UnitedHealth Group, Inc	4.750	07/15/45	526,158
110,000	Unum Group	5.625	09/15/20	120,991
200,000	Unum Group	4.000	03/15/24	199,677
200,000	Unum Group	3.875	11/05/25	196,881
200,000	Verisk Analytics, Inc	5.800	05/01/21	221,682
500,000	Verisk Analytics, Inc	4.000	06/15/25	485,730
300,000	Verisk Analytics, Inc	5.500	06/15/45	286,404
200,000	WellPoint, Inc	1.875	01/15/18	199,152
1,250,000	WellPoint, Inc	2.300	07/15/18	1,247,910
300,000	WellPoint, Inc	2.250	08/15/19	298,195
150,000	WellPoint, Inc	3.700	08/15/21	153,393
800,000	WellPoint, Inc	3.125	05/15/22	785,478
200,000	WellPoint, Inc	3.300	01/15/23	194,454
300,000	WellPoint, Inc	3.500	08/15/24	292,940
300,000	WellPoint, Inc	4.625	05/15/42	283,286
200,000	WellPoint, Inc	4.650	01/15/43	190,395
500,000	WellPoint, Inc	5.100	01/15/44	501,558
300,000	WellPoint, Inc	4.650	08/15/44	285,910
300,000	WellPoint, Inc	4.850	08/15/54	279,447
200,000	Willis Group Holdings plc	5.750	03/15/21	221,123
165,000	WR Berkley Corp	5.375	09/15/20	181,356
250,000	WR Berkley Corp	4.625	03/15/22	264,144
200,000	WR Berkley Corp	4.750	08/01/44	191,602
350,000	XL Capital Ltd	6.375	11/15/24	408,154
200,000	XLIT Ltd	2.300	12/15/18	200,063
200,000	XLIT Ltd	4.450	03/31/25	196,032
200,000	XLIT Ltd	5.250	12/15/43	206,829
	TOTAL INSURANCE			69,334,887

MATERIALS - 1.0%
300,000	3M Co	1.375	09/29/16	300,778
200,000	3M Co	1.000	06/26/17	199,727
200,000	3M Co	1.375	08/07/18	199,604
200,000	3M Co	2.000	06/26/22	194,611
200,000	3M Co	3.000	08/07/25	204,206
190,000	3M Co	5.700	03/15/37	234,454
300,000	3M Co	3.875	06/15/44	292,195
100,000	Agrium, Inc	6.750	01/15/19	111,546
150,000	Agrium, Inc	3.150	10/01/22	143,512
200,000	Agrium, Inc	3.500	06/01/23	190,934
250,000	Agrium, Inc	3.375	03/15/25	228,220
200,000	Agrium, Inc	4.125	03/15/35	170,121
100,000	Agrium, Inc	6.125	01/15/41	106,502
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Agrium, Inc	4.900%	06/01/43	$178,909
225,000	Agrium, Inc	5.250	01/15/45	209,729
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	198,864
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	150,735
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	146,712
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	299,452
200,000	Airgas, Inc	1.650	02/15/18	199,151
250,000	Airgas, Inc	2.900	11/15/22	242,607
200,000	Airgas, Inc	3.650	07/15/24	197,468
100,000	Albemarle Corp	3.000	12/01/19	98,118
100,000	Albemarle Corp	4.500	12/15/20	103,343
200,000	Albemarle Corp	4.150	12/01/24	191,151
200,000	Avery Dennison Corp	3.350	04/15/23	194,965
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	122,821
385,000	Barrick Gold Corp	4.100	05/01/23	330,300
250,000	Barrick Gold Corp	5.250	04/01/42	168,343
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,347,208
300,000	Barrick North America Finance LLC	5.750	05/01/43	216,975
100,000	Bemis Co, Inc	6.800	08/01/19	113,246
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	498,999
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	294,749
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	495,729
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	93,971
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,586,091
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	394,698
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	453,090
600,000	Braskem Finance Ltd	6.450	02/03/24	516,000
200,000	Cabot Corp	3.700	07/15/22	196,385
200,000	Carpenter Technology Corp	4.450	03/01/23	192,238
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	104,261
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	101,777
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	396,145
350,000	CF Industries, Inc	7.125	05/01/20	395,056
200,000	CF Industries, Inc	3.450	06/01/23	186,169
500,000	CF Industries, Inc	5.150	03/15/34	439,584
200,000	CF Industries, Inc	4.950	06/01/43	170,050
250,000	Church & Dwight Co, Inc	2.875	10/01/22	242,512
100,000	Corning, Inc	1.450	11/15/17	99,143
225,000	Corning, Inc	4.250	08/15/20	236,320
300,000	Corning, Inc	2.900	05/15/22	287,560
200,000	Corning, Inc	3.700	11/15/23	196,960
100,000	Corning, Inc	5.750	08/15/40	107,189
200,000	Corning, Inc	4.750	03/15/42	187,732
150,000	Cytec Industries, Inc	3.500	04/01/23	141,424
200,000	Domtar Corp	4.400	04/01/22	203,416
100,000	Domtar Corp	6.250	09/01/42	93,687
100,000	Domtar Corp	6.750	02/15/44	97,707
591,000	Dow Chemical Co	8.550	05/15/19	696,771
929,000	Dow Chemical Co	4.250	11/15/20	972,871
500,000	Dow Chemical Co	4.125	11/15/21	524,347
550,000	Dow Chemical Co	3.000	11/15/22	526,893
400,000	Dow Chemical Co	3.500	10/01/24	388,092
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Dow Chemical Co	4.250%	10/01/34	$360,934
350,000	Dow Chemical Co	5.250	11/15/41	341,148
375,000	Dow Chemical Co	4.375	11/15/42	326,715
400,000	Dow Chemical Co	4.625	10/01/44	361,309
175,000	Eastman Chemical Co	2.400	06/01/17	175,962
165,000	Eastman Chemical Co	5.500	11/15/19	179,754
400,000	Eastman Chemical Co	2.700	01/15/20	396,211
250,000	Eastman Chemical Co	3.600	08/15/22	248,915
300,000	Eastman Chemical Co	3.800	03/15/25	290,705
150,000	Eastman Chemical Co	4.800	09/01/42	137,727
300,000	Eastman Chemical Co	4.650	10/15/44	266,135
50,000	EI du Pont de Nemours & Co	5.250	12/15/16	51,867
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	761,993
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,494,512
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	285,226
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	196,400
100,000	FMC Corp	3.950	02/01/22	98,843
200,000	FMC Corp	4.100	02/01/24	197,454
1,250,000	Freeport-McMoRan, Inc	2.375	03/15/18	975,000
300,000	Freeport-McMoRan, Inc	3.100	03/15/20	192,000
300,000	Freeport-McMoRan, Inc	4.000	11/14/21	180,000
650,000	Freeport-McMoRan, Inc	3.550	03/01/22	377,000
675,000	Freeport-McMoRan, Inc	3.875	03/15/23	384,750
700,000	Freeport-McMoRan, Inc	4.550	11/14/24	400,750
200,000	Freeport-McMoRan, Inc	5.400	11/14/34	106,000
400,000	Freeport-McMoRan, Inc	5.450	03/15/43	208,000
300,000	Georgia-Pacific LLC	8.000	01/15/24	379,568
250,000	Georgia-Pacific LLC	7.750	11/15/29	324,072
250,000	Goldcorp, Inc	2.125	03/15/18	242,290
250,000	Goldcorp, Inc	3.700	03/15/23	228,353
300,000	Goldcorp, Inc	5.450	06/09/44	241,010
100,000	Hubbell, Inc	3.625	11/15/22	102,937
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	289,739
1,000,000	International Paper Co	3.650	06/15/24	978,856
250,000	International Paper Co	5.000	09/15/35	247,924
170,000	International Paper Co	7.300	11/15/39	193,658
450,000	International Paper Co	6.000	11/15/41	471,902
300,000	International Paper Co	4.800	06/15/44	272,710
250,000	International Paper Co	5.150	05/15/46	237,839
330,000	Kimberly-Clark Corp	6.250	07/15/18	367,059
200,000	Kimberly-Clark Corp	1.900	05/22/19	199,161
200,000	Kimberly-Clark Corp	1.850	03/01/20	197,338
225,000	Kimberly-Clark Corp	3.625	08/01/20	238,176
100,000	Kimberly-Clark Corp	3.875	03/01/21	107,665
125,000	Kimberly-Clark Corp	2.400	03/01/22	123,264
200,000	Kimberly-Clark Corp	2.400	06/01/23	192,663
150,000	Kimberly-Clark Corp	3.050	08/15/25	150,701
200,000	Kimberly-Clark Corp	6.625	08/01/37	261,167
200,000	Kimberly-Clark Corp	3.700	06/01/43	184,649
150,000	Kinross Gold Corp	5.125	09/01/21	97,500
500,000	Kinross Gold Corp	5.950	03/15/24	330,000
92,000	Lubrizol Corp	8.875	02/01/19	109,919
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Lubrizol Corp	6.500%	10/01/34	$186,981
300,000	LYB International Finance BV	4.000	07/15/23	299,212
300,000	LYB International Finance BV	5.250	07/15/43	287,842
300,000	LYB International Finance BV	4.875	03/15/44	273,942
500,000	LyondellBasell Industries NV	5.000	04/15/19	531,886
300,000	LyondellBasell Industries NV	6.000	11/15/21	336,852
300,000	LyondellBasell Industries NV	5.750	04/15/24	330,531
125,000	LyondellBasell Industries NV	4.625	02/26/55	101,369
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	269,380
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	196,385
150,000	Methanex Corp	3.250	12/15/19	143,158
150,000	Methanex Corp	4.250	12/01/24	133,086
100,000	Methanex Corp	5.650	12/01/44	80,918
200,000	Monsanto Co	2.750	04/15/16	200,714
400,000	Monsanto Co	1.150	06/30/17	397,112
200,000	Monsanto Co	1.850	11/15/18	197,895
400,000	Monsanto Co	2.125	07/15/19	399,524
100,000	Monsanto Co	2.200	07/15/22	92,174
150,000	Monsanto Co	5.500	08/15/25	164,344
100,000	Monsanto Co	3.600	07/15/42	72,300
200,000	Monsanto Co	4.650	11/15/43	171,192
200,000	Monsanto Co	4.400	07/15/44	165,652
350,000	Monsanto Co	3.950	04/15/45	271,551
500,000	Monsanto Co	4.700	07/15/64	379,646
100,000	NewMarket Corp	4.100	12/15/22	99,574
200,000	Newmont Mining Corp	5.125	10/01/19	208,105
600,000	Newmont Mining Corp	3.500	03/15/22	534,987
298,000	Newmont Mining Corp	5.875	04/01/35	243,197
135,000	Newmont Mining Corp	6.250	10/01/39	107,885
300,000	Newmont Mining Corp	4.875	03/15/42	214,318
100,000	Nucor Corp	5.750	12/01/17	105,666
130,000	Nucor Corp	5.850	06/01/18	139,179
300,000	Nucor Corp	4.125	09/15/22	305,392
300,000	Nucor Corp	5.200	08/01/43	272,217
8,000	Owens Corning	9.000	06/15/19	9,275
200,000	Owens Corning	4.200	12/15/22	200,243
500,000	Owens Corning	4.200	12/01/24	486,668
150,000	Packaging Corp of America	3.900	06/15/22	152,550
250,000	Packaging Corp of America	4.500	11/01/23	262,632
100,000	Packaging Corp of America	3.650	09/15/24	97,229
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,394
300,000	Plum Creek Timberlands LP	3.250	03/15/23	288,354
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	704,926
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	389,148
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	187,958
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	210,190
27,000	PPG Industries, Inc	6.650	03/15/18	29,579
300,000	PPG Industries, Inc	2.300	11/15/19	296,980
300,000	PPG Industries, Inc	3.600	11/15/20	308,229
200,000	Praxair, Inc	1.050	11/07/17	198,233
300,000	Praxair, Inc	2.250	09/24/20	299,082
250,000	Praxair, Inc	2.200	08/15/22	238,982
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Praxair, Inc	2.650%	02/05/25	$287,477
625,000		Praxair, Inc	3.550	11/07/42	556,234
1,500,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,625,093
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	558,927
1,000,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	908,463
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	294,804
800,000		Rio Tinto Finance USA plc	1.625	08/21/17	788,556
300,000		Rio Tinto Finance USA plc	2.250	12/14/18	292,524
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	377,236
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	171,566
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	703,695
500,000		Rock Tenn Co	4.900	03/01/22	530,327
58,000		Rohm and Haas Co	6.000	09/15/17	61,736
100,000		RPM International, Inc	6.125	10/15/19	109,421
300,000		RPM International, Inc	3.450	11/15/22	287,823
100,000		RPM International, Inc	5.250	06/01/45	93,889
175,000		Sherwin-Williams Co	1.350	12/15/17	173,521
200,000		Sherwin-Williams Co	3.450	08/01/25	203,054
200,000		Sherwin-Williams Co	4.000	12/15/42	188,874
150,000		Sonoco Products Co	5.750	11/01/40	162,582
200,000		Southern Copper Corp	5.375	04/16/20	208,074
300,000		Southern Copper Corp	3.875	04/23/25	269,021
100,000		Southern Copper Corp	7.500	07/27/35	93,389
680,000		Southern Copper Corp	6.750	04/16/40	581,009
500,000		Southern Copper Corp	5.875	04/23/45	382,614
450,000		Vale S.A.	5.625	09/11/42	297,607
150,000		Valspar Corp	4.200	01/15/22	152,934
300,000		Valspar Corp	3.300	02/01/25	285,888
200,000		Valspar Corp	3.950	01/15/26	198,808
150,000		Westlake Chemical Corp	3.600	07/15/22	146,293
200,000		Worthington Industries, Inc	4.550	04/15/26	197,758
200,000		Yamana Gold, Inc	4.950	07/15/24	169,711
		TOTAL MATERIALS			58,309,279

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	100,039
200,000		CBS Corp	2.300	08/15/19	197,797
50,000		CBS Corp	5.750	04/15/20	55,500
445,000		CBS Corp	4.300	02/15/21	467,456
500,000		CBS Corp	3.375	03/01/22	494,487
200,000		CBS Corp	3.700	08/15/24	194,606
300,000		CBS Corp	3.500	01/15/25	286,190
125,000		CBS Corp	4.000	01/15/26	121,962
200,000		CBS Corp	4.850	07/01/42	179,367
200,000		CBS Corp	4.900	08/15/44	181,837
500,000		CBS Corp	4.600	01/15/45	428,985
675,000	g	CCO Safari II LLC	3.579	07/23/20	671,134
610,000	g	CCO Safari II LLC	4.464	07/23/22	607,877
1,250,000	g	CCO Safari II LLC	4.908	07/23/25	1,248,771
500,000	g	CCO Safari II LLC	6.384	10/23/35	504,617
500,000	g	CCO Safari II LLC	6.484	10/23/45	500,177
500,000	g	CCO Safari II LLC	6.834	10/23/55	491,966
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,595,000	Comcast Corp	5.150%	03/01/20	$1,782,700
1,350,000	Comcast Corp	3.125	07/15/22	1,372,093
800,000	Comcast Corp	2.850	01/15/23	795,176
600,000	Comcast Corp	3.375	02/15/25	605,876
350,000	Comcast Corp	3.375	08/15/25	354,541
625,000	Comcast Corp	4.250	01/15/33	614,126
129,000	Comcast Corp	7.050	03/15/33	166,447
125,000	Comcast Corp	4.200	08/15/34	123,804
345,000	Comcast Corp	5.650	06/15/35	401,572
350,000	Comcast Corp	4.400	08/15/35	352,104
350,000	Comcast Corp	6.950	08/15/37	458,469
780,000	Comcast Corp	6.400	03/01/40	967,834
350,000	Comcast Corp	4.650	07/15/42	356,138
300,000	Comcast Corp	4.500	01/15/43	298,737
500,000	Comcast Corp	4.750	03/01/44	518,970
900,000	Comcast Corp	4.600	08/15/45	911,182
500,000	DIRECTV Holdings LLC	1.750	01/15/18	498,060
285,000	DIRECTV Holdings LLC	5.200	03/15/20	308,764
500,000	DIRECTV Holdings LLC	4.600	02/15/21	529,738
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,132,686
250,000	DIRECTV Holdings LLC	3.800	03/15/22	251,732
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,027,175
800,000	DIRECTV Holdings LLC	3.950	01/15/25	789,274
145,000	DIRECTV Holdings LLC	6.000	08/15/40	148,277
100,000	DIRECTV Holdings LLC	6.375	03/01/41	107,329
550,000	DIRECTV Holdings LLC	5.150	03/15/42	512,422
510,000	Discovery Communications LLC	5.050	06/01/20	542,255
500,000	Discovery Communications LLC	3.300	05/15/22	471,581
600,000	Discovery Communications LLC	3.250	04/01/23	553,186
350,000	Discovery Communications LLC	3.450	03/15/25	317,128
100,000	Discovery Communications LLC	6.350	06/01/40	99,523
100,000	Discovery Communications LLC	4.950	05/15/42	83,717
125,000	Discovery Communications LLC	4.875	04/01/43	102,887
550,000	Grupo Televisa SAB	6.625	03/18/25	624,965
200,000	Grupo Televisa SAB	4.625	01/30/26	197,610
600,000	Grupo Televisa SAB	5.000	05/13/45	515,505
200,000	Grupo Televisa SAB	6.125	01/31/46	198,820
348,000	Historic TW, Inc	6.625	05/15/29	407,728
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	198,194
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	299,094
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	100,152
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,174,886
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,770,404
820,000	NBC Universal Media LLC	4.375	04/01/21	891,092
375,000	NBC Universal Media LLC	2.875	01/15/23	372,425
95,000	NBC Universal Media LLC	6.400	04/30/40	118,431
150,000	NBC Universal Media LLC	5.950	04/01/41	179,398
200,000	Omnicom Group, Inc	4.450	08/15/20	213,312
700,000	Omnicom Group, Inc	3.625	05/01/22	706,850
200,000	Omnicom Group, Inc	3.650	11/01/24	198,127
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	295,158
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	195,118
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Scripps Networks Interactive, Inc	3.500%	06/15/22	$192,569
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	191,229
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	191,312
500,000	Time Warner Cable, Inc	5.850	05/01/17	523,082
170,000	Time Warner Cable, Inc	6.750	07/01/18	185,516
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,055,916
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,264,162
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,312,623
500,000	Time Warner Cable, Inc	6.550	05/01/37	505,720
175,000	Time Warner Cable, Inc	6.750	06/15/39	175,622
690,000	Time Warner Cable, Inc	5.875	11/15/40	653,754
300,000	Time Warner Cable, Inc	5.500	09/01/41	271,101
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,137,869
1,200,000	Time Warner, Inc	2.100	06/01/19	1,193,576
450,000	Time Warner, Inc	4.750	03/29/21	483,925
1,400,000	Time Warner, Inc	3.400	06/15/22	1,393,759
650,000	Time Warner, Inc	4.050	12/15/23	663,539
500,000	Time Warner, Inc	3.550	06/01/24	490,822
500,000	Time Warner, Inc	3.875	01/15/26	495,892
785,000	Time Warner, Inc	6.500	11/15/36	888,751
350,000	Time Warner, Inc	6.100	07/15/40	378,039
150,000	Time Warner, Inc	6.250	03/29/41	166,577
900,000	Time Warner, Inc	4.900	06/15/42	846,099
200,000	Time Warner, Inc	5.350	12/15/43	199,540
300,000	Time Warner, Inc	4.650	06/01/44	275,172
800,000	Time Warner, Inc	4.850	07/15/45	761,300
250,000	Viacom, Inc	2.500	09/01/18	249,406
500,000	Viacom, Inc	2.200	04/01/19	491,289
300,000	Viacom, Inc	2.750	12/15/19	296,055
400,000	Viacom, Inc	3.875	12/15/21	393,415
500,000	Viacom, Inc	3.125	06/15/22	463,404
200,000	Viacom, Inc	3.250	03/15/23	182,712
250,000	Viacom, Inc	4.250	09/01/23	241,818
400,000	Viacom, Inc	3.875	04/01/24	375,114
300,000	Viacom, Inc	4.850	12/15/34	244,984
200,000	Viacom, Inc	4.500	02/27/42	149,955
504,000	Viacom, Inc	4.375	03/15/43	369,191
100,000	Viacom, Inc	4.875	06/15/43	80,264
500,000	Viacom, Inc	5.250	04/01/44	412,248
261,000	WPP Finance 2010	4.750	11/21/21	281,255
300,000	WPP Finance 2010	3.625	09/07/22	301,053
200,000	WPP Finance 2010	3.750	09/19/24	199,072
200,000	WPP Finance 2010	5.625	11/15/43	202,882
	TOTAL MEDIA			53,777,123

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
350,000	Abbott Laboratories	5.125	04/01/19	383,275
400,000	Abbott Laboratories	2.000	03/15/20	398,810
400,000	Abbott Laboratories	2.550	03/15/22	397,529
400,000	Abbott Laboratories	2.950	03/15/25	395,259
500,000	Abbott Laboratories	5.300	05/27/40	561,192
800,000	AbbVie, Inc	1.750	11/06/17	798,489
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,000		AbbVie, Inc	1.800%	05/14/18	$970,575
700,000		AbbVie, Inc	2.000	11/06/18	697,060
850,000		AbbVie, Inc	2.500	05/14/20	841,597
1,000,000		AbbVie, Inc	3.200	11/06/22	984,747
1,000,000		AbbVie, Inc	3.600	05/14/25	987,062
1,000,000		AbbVie, Inc	4.500	05/14/35	979,085
1,375,000		AbbVie, Inc	4.400	11/06/42	1,284,064
600,000		AbbVie, Inc	4.700	05/14/45	586,763
1,000,000		Actavis Funding SCS	2.350	03/12/18	1,001,199
1,825,000		Actavis Funding SCS	3.000	03/12/20	1,823,545
3,000,000		Actavis Funding SCS	3.450	03/15/22	3,004,791
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,442,728
725,000		Actavis Funding SCS	4.550	03/15/35	704,670
1,125,000		Actavis Funding SCS	4.750	03/15/45	1,096,716
300,000		Amgen, Inc	2.125	05/15/17	301,826
500,000		Amgen, Inc	1.250	05/22/17	498,140
550,000		Amgen, Inc	5.850	06/01/17	581,623
500,000		Amgen, Inc	2.200	05/22/19	499,445
75,000		Amgen, Inc	4.500	03/15/20	80,173
400,000		Amgen, Inc	2.125	05/01/20	394,706
250,000		Amgen, Inc	3.450	10/01/20	257,422
700,000		Amgen, Inc	4.100	06/15/21	737,500
400,000		Amgen, Inc	2.700	05/01/22	388,300
1,000,000		Amgen, Inc	3.625	05/15/22	1,027,633
500,000		Amgen, Inc	3.625	05/22/24	500,064
400,000		Amgen, Inc	3.125	05/01/25	380,024
500,000		Amgen, Inc	6.375	06/01/37	582,246
1,000,000		Amgen, Inc	6.400	02/01/39	1,185,346
650,000		Amgen, Inc	4.950	10/01/41	643,378
400,000		Amgen, Inc	5.150	11/15/41	405,776
400,000		Amgen, Inc	4.400	05/01/45	370,344
800,000		AstraZeneca plc	5.900	09/15/17	856,814
300,000		AstraZeneca plc	1.750	11/16/18	299,077
500,000		AstraZeneca plc	2.375	11/16/20	496,619
500,000		AstraZeneca plc	3.375	11/16/25	496,429
900,000		AstraZeneca plc	6.450	09/15/37	1,137,455
450,000		AstraZeneca plc	4.000	09/18/42	419,685
350,000		AstraZeneca plc	4.375	11/16/45	350,757
500,000	g	Baxalta, Inc	2.000	06/22/18	494,877
500,000	g	Baxalta, Inc	4.000	06/23/25	495,074
500,000	g	Baxalta, Inc	5.250	06/23/45	501,565
100,000		Biogen Idec, Inc	6.875	03/01/18	109,552
100,000		Biogen, Inc	2.900	09/15/20	99,781
300,000		Biogen, Inc	3.625	09/15/22	303,359
500,000		Biogen, Inc	4.050	09/15/25	502,595
1,500,000		Biogen, Inc	5.200	09/15/45	1,500,429
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	248,622
200,000		Bristol-Myers Squibb Co	1.750	03/01/19	199,264
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	205,917
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	562,840
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	216,305
200,000		Celgene Corp	1.900	08/15/17	200,757
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Celgene Corp	2.125%	08/15/18	$400,095
300,000	Celgene Corp	2.300	08/15/18	301,341
200,000	Celgene Corp	2.250	05/15/19	198,264
425,000	Celgene Corp	2.875	08/15/20	421,962
200,000	Celgene Corp	3.950	10/15/20	209,972
300,000	Celgene Corp	3.250	08/15/22	297,635
750,000	Celgene Corp	3.550	08/15/22	757,325
300,000	Celgene Corp	3.625	05/15/24	295,207
300,000	Celgene Corp	5.250	08/15/43	306,297
300,000	Celgene Corp	4.625	05/15/44	283,358
1,000,000	Celgene Corp	5.000	08/15/45	1,003,826
300,000	Eli Lilly & Co	1.250	03/01/18	299,279
200,000	Eli Lilly & Co	1.950	03/15/19	201,741
800,000	Eli Lilly & Co	2.750	06/01/25	790,523
400,000	Eli Lilly & Co	3.700	03/01/45	374,128
250,000	Gilead Sciences, Inc	1.850	09/04/18	251,136
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,399
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,108
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,000,092
600,000	Gilead Sciences, Inc	4.500	04/01/21	649,264
650,000	Gilead Sciences, Inc	4.400	12/01/21	702,104
500,000	Gilead Sciences, Inc	3.250	09/01/22	503,630
425,000	Gilead Sciences, Inc	3.700	04/01/24	435,371
400,000	Gilead Sciences, Inc	3.500	02/01/25	403,372
750,000	Gilead Sciences, Inc	3.650	03/01/26	756,665
300,000	Gilead Sciences, Inc	4.600	09/01/35	304,883
100,000	Gilead Sciences, Inc	5.650	12/01/41	113,945
775,000	Gilead Sciences, Inc	4.800	04/01/44	777,444
675,000	Gilead Sciences, Inc	4.500	02/01/45	660,542
750,000	Gilead Sciences, Inc	4.750	03/01/46	758,526
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	803,402
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	302,460
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,139,143
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	224,453
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	395,713
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	948,233
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	353,312
1,100,000	Johnson & Johnson	1.650	12/05/18	1,110,517
300,000	Johnson & Johnson	1.875	12/05/19	301,057
200,000	Johnson & Johnson	2.450	12/05/21	202,937
700,000	Johnson & Johnson	3.375	12/05/23	742,596
850,000	Johnson & Johnson	4.375	12/05/33	937,511
375,000	Johnson & Johnson	5.850	07/15/38	481,732
300,000	Johnson & Johnson	4.500	12/05/43	326,274
600,000	Life Technologies Corp	5.000	01/15/21	638,337
200,000	Merck & Co, Inc	1.100	01/31/18	198,908
400,000	Merck & Co, Inc	1.300	05/18/18	399,050
375,000	Merck & Co, Inc	1.850	02/10/20	373,346
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,608,201
750,000	Merck & Co, Inc	2.350	02/10/22	736,421
200,000	Merck & Co, Inc	2.400	09/15/22	196,007
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,095,317
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Merck & Co, Inc	2.750%	02/10/25	$486,801
100,000		Merck & Co, Inc	3.600	09/15/42	91,005
750,000		Merck & Co, Inc	4.150	05/18/43	752,971
750,000		Merck & Co, Inc	3.700	02/10/45	697,334
100,000	g	Mylan NV	3.000	12/15/18	99,792
100,000	g	Mylan NV	3.750	12/15/20	100,108
500,000		Mylan, Inc	1.800	06/24/16	499,672
163,000		Mylan, Inc	1.350	11/29/16	161,637
100,000		Mylan, Inc	2.550	03/28/19	98,694
200,000		Mylan, Inc	4.200	11/29/23	196,144
200,000		Mylan, Inc	5.400	11/29/43	184,736
300,000		Novartis Capital Corp	2.400	09/21/22	295,498
750,000		Novartis Capital Corp	3.400	05/06/24	774,783
500,000		Novartis Capital Corp	3.000	11/20/25	492,897
400,000		Novartis Capital Corp	3.700	09/21/42	375,269
750,000		Novartis Capital Corp	4.400	05/06/44	781,988
500,000		Novartis Capital Corp	4.000	11/20/45	489,271
600,000		Novartis Securities Investment Ltd	5.125	02/10/19	656,959
125,000		Perrigo Co plc	1.300	11/08/16	124,121
100,000		Perrigo Co plc	2.300	11/08/18	98,593
100,000		Perrigo Co plc	4.000	11/15/23	97,849
100,000		Perrigo Co plc	5.300	11/15/43	96,345
225,000		Perrigo Finance plc	3.500	12/15/21	218,813
200,000		Perrigo Finance plc	3.900	12/15/24	193,071
300,000		Perrigo Finance plc	4.900	12/15/44	270,736
300,000		Pfizer, Inc	0.900	01/15/17	299,407
300,000		Pfizer, Inc	1.500	06/15/18	299,610
1,460,000		Pfizer, Inc	6.200	03/15/19	1,642,894
800,000		Pfizer, Inc	3.000	06/15/23	806,289
300,000		Pfizer, Inc	3.400	05/15/24	307,815
500,000		Pfizer, Inc	4.300	06/15/43	500,614
600,000		Pfizer, Inc	4.400	05/15/44	609,289
175,000		Sanofi	1.250	04/10/18	174,264
750,000		Sanofi	4.000	03/29/21	802,946
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	603,696
658,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	630,208
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	193,610
17,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	18,587
500,000		Wyeth LLC	5.450	04/01/17	525,414
1,000,000		Wyeth LLC	6.450	02/01/24	1,223,344
945,000		Wyeth LLC	5.950	04/01/37	1,123,577
125,000		Zoetis, Inc	1.875	02/01/18	123,326
100,000		Zoetis, Inc	3.450	11/13/20	100,120
150,000		Zoetis, Inc	3.250	02/01/23	143,254
100,000		Zoetis, Inc	4.500	11/13/25	101,407
600,000		Zoetis, Inc	4.700	02/01/43	524,012
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			84,258,006

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	155,702
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	98,772
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	197,322
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Alexandria Real Estate Equities, Inc	4.500%	07/30/29	$195,628
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	98,399
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	297,907
200,000	AvalonBay Communities, Inc	3.625	10/01/20	207,630
100,000	AvalonBay Communities, Inc	3.950	01/15/21	104,229
225,000	AvalonBay Communities, Inc	2.950	09/15/22	223,168
100,000	AvalonBay Communities, Inc	2.850	03/15/23	96,605
200,000	AvalonBay Communities, Inc	3.500	11/15/24	199,159
200,000	AvalonBay Communities, Inc	3.450	06/01/25	197,563
150,000	AvalonBay Communities, Inc	3.500	11/15/25	148,567
200,000	BioMed Realty LP	2.625	05/01/19	194,364
115,000	BioMed Realty LP	6.125	04/15/20	124,761
100,000	BioMed Realty LP	4.250	07/15/22	99,406
150,000	Boston Properties LP	3.700	11/15/18	155,407
80,000	Boston Properties LP	5.875	10/15/19	88,811
175,000	Boston Properties LP	4.125	05/15/21	183,383
500,000	Boston Properties LP	3.850	02/01/23	510,462
425,000	Boston Properties LP	3.125	09/01/23	413,995
200,000	Boston Properties LP	3.800	02/01/24	203,458
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	119,951
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	194,795
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	193,384
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	149,328
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	194,472
100,000	Camden Property Trust	4.625	06/15/21	106,493
200,000	Camden Property Trust	2.950	12/15/22	191,958
125,000	Camden Property Trust	4.250	01/15/24	129,481
250,000	CBL & Associates LP	4.600	10/15/24	235,735
500,000	CBRE Services, Inc	4.875	03/01/26	498,284
200,000	Corporate Office Properties LP	3.700	06/15/21	193,783
200,000	Corporate Office Properties LP	5.250	02/15/24	204,624
100,000	CubeSmart LP	4.800	07/15/22	106,503
200,000	CubeSmart LP	4.375	12/15/23	205,780
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	100,072
200,000	DDR Corp	3.500	01/15/21	198,459
500,000	DDR Corp	4.625	07/15/22	516,888
150,000	DDR Corp	4.250	02/01/26	146,334
26,000	Duke Realty LP	5.950	02/15/17	27,147
100,000	Duke Realty LP	3.875	02/15/21	102,012
200,000	Duke Realty LP	4.375	06/15/22	206,113
100,000	Duke Realty LP	3.875	10/15/22	100,490
100,000	Duke Realty LP	3.625	04/15/23	97,717
100,000	Duke Realty LP	3.750	12/01/24	97,316
100,000	EPR Properties	5.750	08/15/22	105,042
200,000	EPR Properties	5.250	07/15/23	203,694
200,000	Equity One, Inc	3.750	11/15/22	193,143
750,000	ERP Operating LP	4.625	12/15/21	814,335
200,000	ERP Operating LP	3.375	06/01/25	197,947
300,000	ERP Operating LP	4.500	07/01/44	301,050
100,000	Essex Portfolio LP	3.625	08/15/22	99,823
250,000	Essex Portfolio LP	3.375	01/15/23	245,295
100,000	Essex Portfolio LP	3.250	05/01/23	97,028
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Essex Portfolio LP	3.500%	04/01/25	$384,844
100,000	Federal Realty Investment Trust	2.550	01/15/21	99,370
100,000	Federal Realty Investment Trust	3.000	08/01/22	98,821
100,000	Federal Realty Investment Trust	2.750	06/01/23	95,580
200,000	Federal Realty Investment Trust	3.950	01/15/24	206,425
100,000	Federal Realty Investment Trust	4.500	12/01/44	101,044
430,000	HCP, Inc	6.000	01/30/17	447,944
150,000	HCP, Inc	3.750	02/01/19	154,792
250,000	HCP, Inc	2.625	02/01/20	246,240
150,000	HCP, Inc	5.375	02/01/21	163,412
400,000	HCP, Inc	3.150	08/01/22	382,163
300,000	HCP, Inc	4.000	12/01/22	298,627
200,000	HCP, Inc	4.250	11/15/23	200,297
200,000	HCP, Inc	4.200	03/01/24	198,820
800,000	HCP, Inc	3.875	08/15/24	775,374
30,000	HCP, Inc	6.750	02/01/41	36,238
100,000	Health Care REIT, Inc	3.625	03/15/16	100,434
200,000	Health Care REIT, Inc	4.700	09/15/17	209,062
150,000	Health Care REIT, Inc	2.250	03/15/18	149,867
200,000	Health Care REIT, Inc	4.125	04/01/19	208,639
440,000	Health Care REIT, Inc	6.125	04/15/20	492,860
200,000	Health Care REIT, Inc	4.500	01/15/24	204,645
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	97,884
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	96,806
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	96,977
125,000	Highwoods Realty LP	5.850	03/15/17	130,312
100,000	Highwoods Realty LP	3.625	01/15/23	96,892
100,000	Hospitality Properties Trust	5.000	08/15/22	102,721
200,000	Hospitality Properties Trust	4.500	06/15/23	199,018
200,000	Hospitality Properties Trust	4.650	03/15/24	196,925
600,000	Host Hotels & Resorts LP	3.750	10/15/23	578,528
200,000	Host Hotels & Resorts LP	4.000	06/15/25	191,792
100,000	Host Hotels & Resorts LP	4.500	02/01/26	98,727
50,000	HRPT Properties Trust	5.875	09/15/20	53,747
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	256,337
250,000	Kilroy Realty LP	3.800	01/15/23	247,820
200,000	Kilroy Realty LP	4.250	08/15/29	195,990
145,000	Kimco Realty Corp	5.700	05/01/17	152,349
200,000	Kimco Realty Corp	3.200	05/01/21	200,237
100,000	Kimco Realty Corp	3.400	11/01/22	99,115
300,000	Kimco Realty Corp	3.125	06/01/23	290,485
200,000	Kimco Realty Corp	4.250	04/01/45	183,605
100,000	Lexington Realty Trust	4.250	06/15/23	99,131
200,000	Lexington Realty Trust	4.400	06/15/24	199,025
220,000	Liberty Property LP	4.750	10/01/20	233,794
150,000	Liberty Property LP	4.125	06/15/22	151,791
100,000	Liberty Property LP	3.375	06/15/23	94,862
200,000	Liberty Property LP	4.400	02/15/24	202,738
200,000	Mack-Cali Realty LP	2.500	12/15/17	199,933
125,000	Mack-Cali Realty LP	7.750	08/15/19	138,962
150,000	Mack-Cali Realty LP	4.500	04/18/22	144,283
200,000	Mid-America Apartments LP	4.300	10/15/23	205,050
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Mid-America Apartments LP	4.000%	11/15/25	$99,349
75,000		National Retail Properties, Inc	6.875	10/15/17	80,918
100,000		National Retail Properties, Inc	3.800	10/15/22	100,335
100,000		National Retail Properties, Inc	3.300	04/15/23	96,278
300,000		National Retail Properties, Inc	3.900	06/15/24	296,902
100,000		National Retail Properties, Inc	4.000	11/15/25	98,251
200,000		OMEGA Healthcare Investors, Inc	4.500	01/15/25	195,241
300,000	g	OMEGA Healthcare Investors, Inc	5.250	01/15/26	306,414
200,000		OMEGA Healthcare Investors, Inc	4.500	04/01/27	188,424
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	187,534
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	200,239
100,000		Post Apartment Homes LP	3.375	12/01/22	96,992
350,000		ProLogis LP	2.750	02/15/19	353,708
201,000		ProLogis LP	3.350	02/01/21	203,558
150,000		ProLogis LP	4.250	08/15/23	157,846
200,000		ProLogis LP	3.750	11/01/25	198,392
200,000		Rayonier, Inc	3.750	04/01/22	194,894
40,000		Realty Income Corp	5.950	09/15/16	41,187
150,000		Realty Income Corp	2.000	01/31/18	150,083
75,000		Realty Income Corp	5.750	01/15/21	83,434
200,000		Realty Income Corp	3.250	10/15/22	193,082
500,000		Realty Income Corp	4.650	08/01/23	520,502
200,000		Realty Income Corp	4.125	10/15/26	200,791
8,000		Regency Centers LP	5.875	06/15/17	8,437
250,000		Regency Centers LP	3.750	06/15/24	248,386
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	204,289
100,000		Select Income REIT	2.850	02/01/18	99,868
200,000		Select Income REIT	3.600	02/01/20	201,398
200,000		Select Income REIT	4.150	02/01/22	191,951
200,000		Select Income REIT	4.500	02/01/25	185,977
300,000		Senior Housing Properties Trust	3.250	05/01/19	298,999
100,000		Senior Housing Properties Trust	6.750	12/15/21	112,606
100,000		Simon Property Group LP	2.800	01/30/17	101,312
1,100,000		Simon Property Group LP	2.200	02/01/19	1,105,756
740,000		Simon Property Group LP	10.350	04/01/19	908,113
250,000		Simon Property Group LP	2.500	09/01/20	250,227
762,000		Simon Property Group LP	3.375	03/15/22	785,737
300,000		Simon Property Group LP	3.500	09/01/25	303,942
700,000		Simon Property Group LP	4.250	10/01/44	696,333
300,000		Tanger Properties LP	3.875	12/01/23	298,882
200,000		UDR, Inc	3.700	10/01/20	206,688
200,000		UDR, Inc	4.625	01/10/22	213,240
200,000		UDR, Inc	4.000	10/01/25	201,952
100,000	g,i	USB Realty Corp	1.468	12/30/49	90,000
300,000		Ventas Realty LP	1.550	09/26/16	300,213
175,000		Ventas Realty LP	2.000	02/15/18	174,163
300,000		Ventas Realty LP	4.750	06/01/21	319,539
350,000		Ventas Realty LP	3.250	08/15/22	340,737
350,000		Ventas Realty LP	3.750	05/01/24	342,972
120,000		Ventas Realty LP	4.125	01/15/26	119,619
300,000		Ventas Realty LP	4.375	02/01/45	274,784
200,000		Vornado Realty LP	2.500	06/30/19	196,990
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Vornado Realty LP	5.000%	01/15/22	$106,170
195,000	Washington REIT	4.950	10/01/20	207,258
100,000	Washington REIT	3.950	10/15/22	98,262
100,000	Weingarten Realty Investors	3.375	10/15/22	97,599
100,000	Weingarten Realty Investors	3.500	04/15/23	97,227
200,000	Weingarten Realty Investors	4.450	01/15/24	205,065
700,000	Welltower, Inc	4.000	06/01/25	688,678
500,000	Weyerhaeuser Co	7.375	10/01/19	574,357
200,000	Weyerhaeuser Co	4.625	09/15/23	208,152
400,000	Weyerhaeuser Co	7.375	03/15/32	475,760
200,000	WP Carey, Inc	4.600	04/01/24	199,514
200,000	WP Carey, Inc	4.000	02/01/25	191,339
	TOTAL REAL ESTATE			37,437,353

RETAILING - 0.6%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	130,159
250,000	Advance Auto Parts, Inc	4.500	12/01/23	255,021
300,000	Amazon.com, Inc	2.600	12/05/19	304,695
300,000	Amazon.com, Inc	3.300	12/05/21	308,860
600,000	Amazon.com, Inc	2.500	11/29/22	580,574
300,000	Amazon.com, Inc	3.800	12/05/24	312,249
300,000	Amazon.com, Inc	4.800	12/05/34	315,703
600,000	Amazon.com, Inc	4.950	12/05/44	639,248
100,000	AutoNation, Inc	3.350	01/15/21	99,652
100,000	AutoNation, Inc	4.500	10/01/25	101,521
300,000	AutoZone, Inc	1.300	01/13/17	299,611
100,000	AutoZone, Inc	4.000	11/15/20	105,038
200,000	AutoZone, Inc	3.700	04/15/22	203,589
300,000	AutoZone, Inc	2.875	01/15/23	290,080
150,000	AutoZone, Inc	3.125	07/15/23	147,143
200,000	AutoZone, Inc	3.250	04/15/25	193,538
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	195,146
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	178,334
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	211,765
500,000	Best Buy Co, Inc	5.000	08/01/18	519,250
320,000	Costco Wholesale Corp	5.500	03/15/17	336,845
500,000	Costco Wholesale Corp	1.125	12/15/17	499,567
250,000	Costco Wholesale Corp	1.700	12/15/19	247,961
200,000	Costco Wholesale Corp	1.750	02/15/20	198,410
200,000	Costco Wholesale Corp	2.250	02/15/22	196,388
500,000	Dollar General Corp	1.875	04/15/18	495,190
300,000	Dollar General Corp	4.150	11/01/25	298,221
300,000	Enable Midstream Partners LP	2.400	05/15/19	266,582
300,000	Enable Midstream Partners LP	3.900	05/15/24	229,488
100,000	Enable Midstream Partners LP	5.000	05/15/44	58,989
250,000	Gap, Inc	5.950	04/12/21	264,592
500,000	Home Depot, Inc	2.000	06/15/19	503,557
400,000	Home Depot, Inc	3.950	09/15/20	431,848
350,000	Home Depot, Inc	4.400	04/01/21	385,471
400,000	Home Depot, Inc	2.625	06/01/22	399,629
500,000	Home Depot, Inc	2.700	04/01/23	496,543
300,000	Home Depot, Inc	3.750	02/15/24	319,602
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Home Depot, Inc	3.350%	09/15/25	$102,248
960,000	Home Depot, Inc	5.875	12/16/36	1,170,179
500,000	Home Depot, Inc	4.200	04/01/43	500,839
300,000	Home Depot, Inc	4.875	02/15/44	330,386
500,000	Home Depot, Inc	4.400	03/15/45	516,831
500,000	Home Depot, Inc	4.250	04/01/46	511,111
200,000	Kohl’s Corp	3.250	02/01/23	190,114
200,000	Kohl’s Corp	4.750	12/15/23	204,218
200,000	Kohl’s Corp	4.250	07/17/25	195,055
200,000	Kohl’s Corp	5.550	07/17/45	186,150
200,000	Lowe’s Cos, Inc	3.800	11/15/21	213,869
850,000	Lowe’s Cos, Inc	3.120	04/15/22	869,874
300,000	Lowe’s Cos, Inc	3.875	09/15/23	317,541
400,000	Lowe’s Cos, Inc	3.125	09/15/24	399,791
100,000	Lowe’s Cos, Inc	3.375	09/15/25	101,602
200,000	Lowe’s Cos, Inc	6.875	02/15/28	254,795
175,000	Lowe’s Cos, Inc	5.500	10/15/35	203,878
150,000	Lowe’s Cos, Inc	5.800	04/15/40	179,733
150,000	Lowe’s Cos, Inc	5.125	11/15/41	165,949
100,000	Lowe’s Cos, Inc	4.650	04/15/42	105,699
300,000	Lowe’s Cos, Inc	5.000	09/15/43	329,524
200,000	Lowe’s Cos, Inc	4.250	09/15/44	198,887
200,000	Lowe’s Cos, Inc	4.375	09/15/45	205,570
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	198,189
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	198,924
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	246,270
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	113,360
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	199,275
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	275,354
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	450,804
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	167,136
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	202,392
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	153,497
300,000	Nordstrom, Inc	6.250	01/15/18	325,658
30,000	Nordstrom, Inc	4.750	05/01/20	32,438
100,000	Nordstrom, Inc	4.000	10/15/21	105,706
531,000	Nordstrom, Inc	5.000	01/15/44	548,777
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	162,310
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	101,272
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	201,872
300,000	Priceline Group, Inc	3.650	03/15/25	292,006
200,000	QVC, Inc	3.125	04/01/19	197,440
100,000	QVC, Inc	5.125	07/02/22	99,688
100,000	QVC, Inc	4.375	03/15/23	94,965
200,000	QVC, Inc	4.850	04/01/24	191,545
200,000	QVC, Inc	4.450	02/15/25	185,509
150,000	QVC, Inc	5.950	03/15/43	127,234
150,000	Staples, Inc	2.750	01/12/18	149,075
150,000	Staples, Inc	4.375	01/12/23	143,439
1,150,000	Target Corp	3.875	07/15/20	1,236,129
900,000	Target Corp	2.900	01/15/22	915,511
500,000	Target Corp	3.500	07/01/24	519,018
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$165,000	Target Corp	6.500%	10/15/37	$212,807
850,000	Target Corp	4.000	07/01/42	829,893
100,000	Tiffany & Co	3.800	10/01/24	98,600
105,000	TJX Cos, Inc	6.950	04/15/19	121,337
300,000	TJX Cos, Inc	2.750	06/15/21	304,499
300,000	TJX Cos, Inc	2.500	05/15/23	289,592
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	201,100
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	348,565
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	304,489
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,475,564
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,147,845
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	986,678
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	826,154
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	97,286
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,247,387
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	206,712
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,128,494
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	77,344
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	379,257
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	829,853
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	967,333
300,000	Wal-Mart Stores, Inc	4.300	04/22/44	305,880
	TOTAL RETAILING			39,695,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	1.750	05/15/17	200,772
200,000	Altera Corp	4.100	11/15/23	208,344
500,000	Analog Devices, Inc	2.875	06/01/23	485,323
200,000	Analog Devices, Inc	5.300	12/15/45	206,065
150,000	Broadcom Corp	2.500	08/15/22	149,115
200,000	Broadcom Corp	3.500	08/01/24	200,677
200,000	Broadcom Corp	4.500	08/01/34	199,896
900,000	Intel Corp	1.950	10/01/16	905,607
475,000	Intel Corp	1.350	12/15/17	475,658
250,000	Intel Corp	2.450	07/29/20	252,968
500,000	Intel Corp	3.100	07/29/22	510,158
1,250,000	Intel Corp	2.700	12/15/22	1,236,769
250,000	Intel Corp	3.700	07/29/25	258,631
500,000	Intel Corp	4.000	12/15/32	497,576
500,000	Intel Corp	4.800	10/01/41	520,777
975,000	Intel Corp	4.900	07/29/45	1,030,672
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	200,054
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	198,413
200,000	Texas Instruments, Inc	2.375	05/16/16	201,110
200,000	Texas Instruments, Inc	1.000	05/01/18	197,223
200,000	Texas Instruments, Inc	1.650	08/03/19	198,047
300,000	Texas Instruments, Inc	1.750	05/01/20	292,239
200,000	Texas Instruments, Inc	2.750	03/12/21	201,401
200,000	Texas Instruments, Inc	2.250	05/01/23	189,769
400,000	Xilinx, Inc	3.000	03/15/21	401,037
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,418,301
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SOFTWARE & SERVICES - 0.8%
$20,000		Adobe Systems, Inc	4.750%	02/01/20	$21,664
275,000		Adobe Systems, Inc	3.250	02/01/25	268,531
200,000		Autodesk, Inc	1.950	12/15/17	199,343
250,000		Autodesk, Inc	4.375	06/15/25	245,693
500,000		Automatic Data Processing, Inc	2.250	09/15/20	502,112
500,000		Automatic Data Processing, Inc	3.375	09/15/25	510,144
300,000		Baidu, Inc	2.250	11/28/17	300,034
750,000		Baidu, Inc	2.750	06/09/19	743,473
300,000		Baidu, Inc	3.000	06/30/20	296,675
200,000		Baidu, Inc	3.500	11/28/22	196,194
300,000		Baidu, Inc	4.125	06/30/25	297,619
250,000		CA, Inc	2.875	08/15/18	251,015
300,000		CA, Inc	5.375	12/01/19	323,798
200,000		CDK Global, Inc	3.300	10/15/19	198,512
120,000		Computer Sciences Corp	6.500	03/15/18	129,501
200,000		Computer Sciences Corp	4.450	09/15/22	205,177
300,000		Expedia, Inc	7.456	08/15/18	334,318
300,000		Expedia, Inc	4.500	08/15/24	289,569
200,000	g	Expedia, Inc	5.000	02/15/26	195,294
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	271,289
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	245,848
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	501,774
500,000		Fidelity National Information Services, Inc	3.625	10/15/20	506,730
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	509,158
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	579,390
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	516,101
550,000		Fiserv, Inc	3.500	10/01/22	549,173
500,000		Fiserv, Inc	3.850	06/01/25	499,358
100,000		Google, Inc	3.625	05/19/21	106,485
500,000		Google, Inc	3.375	02/25/24	526,351
300,000		International Business Machines Corp	0.450	05/06/16	299,696
225,000		International Business Machines Corp	1.250	02/06/17	225,274
1,000,000		International Business Machines Corp	5.700	09/14/17	1,072,632
500,000		International Business Machines Corp	1.125	02/06/18	496,681
400,000		International Business Machines Corp	1.250	02/08/18	399,292
500,000		International Business Machines Corp	1.950	02/12/19	502,425
200,000		International Business Machines Corp	1.875	05/15/19	199,767
800,000		International Business Machines Corp	8.375	11/01/19	989,566
300,000		International Business Machines Corp	1.625	05/15/20	292,585
500,000		International Business Machines Corp	2.900	11/01/21	507,009
300,000		International Business Machines Corp	1.875	08/01/22	283,209
500,000		International Business Machines Corp	2.875	11/09/22	496,498
700,000		International Business Machines Corp	3.375	08/01/23	711,070
500,000		International Business Machines Corp	3.625	02/12/24	514,962
400,000		International Business Machines Corp	7.000	10/30/25	513,488
19,000		International Business Machines Corp	5.600	11/30/39	22,136
835,000		International Business Machines Corp	4.000	06/20/42	781,001
200,000		Intuit, Inc	5.750	03/15/17	209,553
175,000		Juniper Networks, Inc	4.600	03/15/21	181,545
200,000		Juniper Networks, Inc	4.500	03/15/24	199,156
250,000		Juniper Networks, Inc	4.350	06/15/25	245,443
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$475,000	Microsoft Corp	0.875%	11/15/17	$473,275
500,000	Microsoft Corp	1.300	11/03/18	499,172
400,000	Microsoft Corp	1.625	12/06/18	402,198
925,000	Microsoft Corp	4.200	06/01/19	1,000,733
300,000	Microsoft Corp	1.850	02/12/20	300,569
540,000	Microsoft Corp	3.000	10/01/20	564,121
500,000	Microsoft Corp	2.000	11/03/20	500,197
450,000	Microsoft Corp	4.000	02/08/21	489,952
300,000	Microsoft Corp	2.375	02/12/22	296,211
500,000	Microsoft Corp	2.650	11/03/22	499,557
400,000	Microsoft Corp	2.125	11/15/22	386,735
400,000	Microsoft Corp	3.625	12/15/23	420,582
500,000	Microsoft Corp	2.700	02/12/25	487,893
750,000	Microsoft Corp	3.125	11/03/25	754,357
925,000	Microsoft Corp	4.200	11/03/35	943,881
500,000	Microsoft Corp	3.500	11/15/42	443,836
300,000	Microsoft Corp	3.750	05/01/43	277,718
750,000	Microsoft Corp	3.750	02/12/45	691,061
575,000	Microsoft Corp	4.450	11/03/45	592,993
1,750,000	Microsoft Corp	4.000	02/12/55	1,570,777
500,000	Microsoft Corp	4.750	11/03/55	517,817
1,000,000	Oracle Corp	1.200	10/15/17	1,000,580
320,000	Oracle Corp	5.750	04/15/18	349,197
750,000	Oracle Corp	2.375	01/15/19	761,775
750,000	Oracle Corp	2.250	10/08/19	758,099
1,365,000	Oracle Corp	3.875	07/15/20	1,459,334
500,000	Oracle Corp	2.800	07/08/21	506,494
500,000	Oracle Corp	2.500	05/15/22	491,060
1,725,000	Oracle Corp	2.500	10/15/22	1,684,787
750,000	Oracle Corp	3.400	07/08/24	761,996
750,000	Oracle Corp	2.950	05/15/25	732,266
400,000	Oracle Corp	3.250	05/15/30	375,701
1,250,000	Oracle Corp	4.300	07/08/34	1,242,610
500,000	Oracle Corp	3.900	05/15/35	469,006
470,000	Oracle Corp	6.125	07/08/39	568,279
500,000	Oracle Corp	4.500	07/08/44	503,097
500,000	Oracle Corp	4.125	05/15/45	473,222
500,000	Oracle Corp	4.375	05/15/55	457,084
250,000	Symantec Corp	2.750	06/15/17	249,669
200,000	Symantec Corp	3.950	06/15/22	197,815
250,000	Total System Services, Inc	2.375	06/01/18	247,420
125,000	Total System Services, Inc	3.750	06/01/23	121,330
20,000	Western Union Co	5.930	10/01/16	20,635
500,000	Western Union Co	2.875	12/10/17	505,970
100,000	Western Union Co	3.650	08/22/18	102,523
400,000	Western Union Co	5.253	04/01/20	431,042
100,000	Xerox Corp	2.950	03/15/17	100,746
250,000	Xerox Corp	6.350	05/15/18	267,303
100,000	Xerox Corp	2.750	03/15/19	98,219
700,000	Xerox Corp	5.625	12/15/19	744,673
200,000	Xerox Corp	2.800	05/15/20	190,732
500,000	Xerox Corp	2.750	09/01/20	471,179
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Xerox Corp	6.750%	12/15/39	$192,297
		TOTAL SOFTWARE & SERVICES			48,113,086

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
200,000		Amphenol Corp	2.550	01/30/19	200,059
125,000		Amphenol Corp	3.125	09/15/21	123,660
150,000		Amphenol Corp	4.000	02/01/22	153,759
1,250,000		Apple, Inc	1.050	05/05/17	1,250,781
1,000,000		Apple, Inc	2.100	05/06/19	1,011,934
1,750,000		Apple, Inc	2.850	05/06/21	1,792,983
750,000		Apple, Inc	2.150	02/09/22	728,229
750,000		Apple, Inc	2.700	05/13/22	755,623
2,250,000		Apple, Inc	3.450	05/06/24	2,331,076
750,000		Apple, Inc	2.500	02/09/25	717,658
750,000		Apple, Inc	3.200	05/13/25	759,532
750,000		Apple, Inc	4.450	05/06/44	756,770
750,000		Apple, Inc	3.450	02/09/45	645,650
800,000		Apple, Inc	4.375	05/13/45	807,168
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,108
175,000		CC Holdings GS V LLC	3.849	04/15/23	171,871
400,000		Cisco Systems, Inc	1.650	06/15/18	401,659
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,068,074
400,000		Cisco Systems, Inc	2.450	06/15/20	403,881
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,285,516
400,000		Cisco Systems, Inc	3.000	06/15/22	406,866
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,148,419
400,000		Cisco Systems, Inc	3.500	06/15/25	411,841
600,000		Cisco Systems, Inc	5.900	02/15/39	731,843
900,000		EMC Corp	1.875	06/01/18	839,866
400,000		EMC Corp	2.650	06/01/20	355,366
400,000		EMC Corp	3.375	06/01/23	325,657
300,000	g	Flextronics International Ltd	4.750	06/15/25	292,125
750,000		General Electric Co	5.250	12/06/17	800,836
1,725,000		General Electric Co	2.700	10/09/22	1,718,883
1,075,000		General Electric Co	4.125	10/09/42	1,050,047
250,000		General Electric Co	4.500	03/11/44	257,266
300,000		Harris Corp	1.999	04/27/18	296,663
205,000		Harris Corp	2.700	04/27/20	201,186
300,000		Harris Corp	4.400	12/15/20	313,553
300,000		Harris Corp	4.854	04/27/35	295,172
300,000		Harris Corp	5.054	04/27/45	293,732
750,000	g	Hewlett Packard Enterprise Co	4.400	10/15/22	747,212
750,000	g	Hewlett Packard Enterprise Co	6.200	10/15/35	722,338
750,000	g	Hewlett Packard Enterprise Co	6.350	10/15/45	711,969
113,000		Hewlett-Packard Co	3.750	12/01/20	112,147
200,000		Hewlett-Packard Co	4.375	09/15/21	196,887
100,000		Hewlett-Packard Co	4.650	12/09/21	99,630
200,000		Hewlett-Packard Co	4.050	09/15/22	190,521
850,000		Hewlett-Packard Co	6.000	09/15/41	742,220
750,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	749,727
475,000	g	Hewlett-Packard Enterprise Co	3.600	10/15/20	476,140
1,000,000	g	Hewlett-Packard Enterprise Co	4.900	10/15/25	982,081
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Ingram Micro, Inc	5.000%	08/10/22	$201,825
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	585,460
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	115,876
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	287,616
100,000		L-3 Communications Corp	3.950	11/15/16	101,507
100,000		L-3 Communications Corp	1.500	05/28/17	98,759
420,000		L-3 Communications Corp	5.200	10/15/19	444,876
300,000		L-3 Communications Corp	4.950	02/15/21	309,187
52,000		L-3 Communications Corp	3.950	05/28/24	49,426
100,000		Lexmark International, Inc	6.650	06/01/18	107,719
100,000		Lexmark International, Inc	5.125	03/15/20	104,049
100,000		Motorola Solutions, Inc	3.500	09/01/21	94,106
200,000		Motorola Solutions, Inc	3.750	05/15/22	183,265
250,000		Motorola Solutions, Inc	3.500	03/01/23	219,405
200,000		Motorola Solutions, Inc	4.000	09/01/24	173,583
200,000		Motorola Solutions, Inc	5.500	09/01/44	157,055
200,000		NetApp, Inc	2.000	12/15/17	198,678
200,000		NetApp, Inc	3.375	06/15/21	195,323
200,000		NetApp, Inc	3.250	12/15/22	188,886
500,000		Pitney Bowes, Inc	4.625	03/15/24	490,050
500,000		QUALCOMM, Inc	1.400	05/18/18	495,757
500,000		QUALCOMM, Inc	2.250	05/20/20	495,362
500,000		QUALCOMM, Inc	3.000	05/20/22	495,255
500,000		QUALCOMM, Inc	3.450	05/20/25	479,658
500,000		QUALCOMM, Inc	4.650	05/20/35	463,473
500,000		QUALCOMM, Inc	4.800	05/20/45	444,457
750,000		Seagate HDD Cayman	4.750	01/01/25	624,871
200,000	g	Seagate HDD Cayman	4.875	06/01/27	153,565
200,000	g	Seagate HDD Cayman	5.750	12/01/34	139,952
100,000		Tech Data Corp	3.750	09/21/17	101,203
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	205,165
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	242,491
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	199,751
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	199,346
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	254,555
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	199,184
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			41,436,880

TELECOMMUNICATION SERVICES - 1.3%
500,000		Alibaba Group Holding Ltd	1.625	11/28/17	493,732
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	488,479
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	484,937
500,000		Alibaba Group Holding Ltd	3.600	11/28/24	477,621
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	478,381
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,551,867
950,000		America Movil SAB de C.V.	3.125	07/16/22	933,439
440,000		America Movil SAB de C.V.	6.125	03/30/40	483,424
825,000		America Movil SAB de C.V.	4.375	07/16/42	727,624
1,150,000		American Tower Corp	4.500	01/15/18	1,199,342
200,000		American Tower Corp	3.450	09/15/21	201,083
200,000		American Tower Corp	4.700	03/15/22	210,319
250,000		American Tower Corp	3.500	01/31/23	244,513
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	American Tower Corp	5.000%	02/15/24	$846,882
300,000	American Tower Corp	4.000	06/01/25	294,932
750,000	AT&T, Inc	1.700	06/01/17	752,055
325,000	AT&T, Inc	1.400	12/01/17	323,514
300,000	AT&T, Inc	2.375	11/27/18	302,312
950,000	AT&T, Inc	5.800	02/15/19	1,048,263
500,000	AT&T, Inc	2.300	03/11/19	499,850
900,000	AT&T, Inc	2.450	06/30/20	886,683
500,000	AT&T, Inc	4.450	05/15/21	532,367
4,300,000	AT&T, Inc	3.000	02/15/22	4,217,517
1,500,000	AT&T, Inc	3.000	06/30/22	1,459,156
1,500,000	AT&T, Inc	3.400	05/15/25	1,441,822
1,175,000	AT&T, Inc	4.500	05/15/35	1,086,823
922,000	AT&T, Inc	5.350	09/01/40	910,650
1,200,000	AT&T, Inc	5.550	08/15/41	1,204,938
2,066,000	AT&T, Inc	4.300	12/15/42	1,765,174
750,000	AT&T, Inc	4.800	06/15/44	687,102
1,854,000	AT&T, Inc	4.350	06/15/45	1,593,339
1,025,000	AT&T, Inc	4.750	05/15/46	938,310
400,000	British Telecommunications plc	5.950	01/15/18	431,296
1,000,000	British Telecommunications plc	2.350	02/14/19	1,002,749
650,000	British Telecommunications plc	9.625	12/15/30	949,445
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	951,555
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,026,582
600,000	Embarq Corp	7.995	06/01/36	618,000
1,200,000	France Telecom S.A.	4.125	09/14/21	1,270,421
745,000	France Telecom S.A.	9.000	03/01/31	1,051,496
100,000	France Telecom S.A.	5.375	01/13/42	103,391
250,000	Koninklijke KPN NV	8.375	10/01/30	327,596
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	149,425
400,000	Orange S.A.	5.500	02/06/44	424,072
300,000	Qwest Corp	6.500	06/01/17	313,941
400,000	Qwest Corp	6.750	12/01/21	419,000
125,000	Rogers Communications, Inc	4.500	03/15/43	116,271
600,000	Rogers Communications, Inc	6.800	08/15/18	669,788
200,000	Rogers Communications, Inc	4.100	10/01/23	206,174
300,000	Rogers Communications, Inc	3.625	12/15/25	295,112
300,000	Rogers Communications, Inc	5.450	10/01/43	315,224
600,000	Rogers Communications, Inc	5.000	03/15/44	603,630
400,000	Telefonica Emisiones SAU	3.192	04/27/18	407,806
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,206,331
500,000	Telefonica Emisiones SAU	4.570	04/27/23	524,521
300,000	Telefonica Emisiones SAU	7.045	06/20/36	360,602
392,000	Telefonica Europe BV	8.250	09/15/30	513,030
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,250
500,000	Verizon Communications, Inc	1.350	06/09/17	498,577
200,000	Verizon Communications, Inc	2.550	06/17/19	202,543
6,234,000	Verizon Communications, Inc	2.625	02/21/20	6,256,879
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,686,390
500,000	Verizon Communications, Inc	3.450	03/15/21	511,787
1,000,000	Verizon Communications, Inc	3.000	11/01/21	997,540
950,000	Verizon Communications, Inc	3.500	11/01/21	970,456
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,350,000	Verizon Communications, Inc	4.150%	03/15/24	$1,388,206
1,500,000	Verizon Communications, Inc	3.500	11/01/24	1,482,281
62,000	Verizon Communications, Inc	6.400	09/15/33	70,638
475,000	Verizon Communications, Inc	5.050	03/15/34	472,977
1,500,000	Verizon Communications, Inc	4.400	11/01/34	1,383,945
2,600,000	Verizon Communications, Inc	4.272	01/15/36	2,346,776
380,000	Verizon Communications, Inc	6.250	04/01/37	426,569
300,000	Verizon Communications, Inc	6.000	04/01/41	323,974
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,060,404
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,164,627
326,000	Verizon Communications, Inc	6.550	09/15/43	387,020
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,625,672
2,676,000	Verizon Communications, Inc	5.012	08/21/54	2,449,637
3,154,000	Verizon Communications, Inc	4.672	03/15/55	2,735,997
400,000	Vodafone Group plc	1.500	02/19/18	395,580
1,500,000	Vodafone Group plc	5.450	06/10/19	1,644,318
650,000	Vodafone Group plc	4.375	03/16/21	687,983
500,000	Vodafone Group plc	2.500	09/26/22	463,301
800,000	Vodafone Group plc	2.950	02/19/23	750,024
150,000	Vodafone Group plc	6.150	02/27/37	147,946
700,000	Vodafone Group plc	4.375	02/19/43	576,555
	TOTAL TELECOMMUNICATION SERVICES			78,241,760

TRANSPORTATION - 0.7%
100,000	ABB Finance USA, Inc	1.625	05/08/17	100,071
500,000	ABB Finance USA, Inc	2.875	05/08/22	493,092
150,000	ABB Finance USA, Inc	4.375	05/08/42	148,659
347,132	American Airlines Pass Through Trust	4.950	01/15/23	366,224
450,217	American Airlines Pass Through Trust	4.000	07/15/25	454,719
282,547	American Airlines Pass Through Trust	3.700	10/01/26	282,717
293,934	American Airlines Pass Through Trust	3.375	05/01/27	283,646
200,000	American Airlines Pass Through Trust	3.600	09/22/27	202,000
700,000	Boeing Capital Corp	2.900	08/15/18	721,983
625,000	Boeing Co	0.950	05/15/18	617,887
200,000	Boeing Co	2.200	10/30/22	193,151
500,000	Boeing Co	2.850	10/30/24	495,285
400,000	Boeing Co	2.600	10/30/25	387,237
100,000	Boeing Co	3.300	03/01/35	91,288
350,000	Boeing Co	5.875	02/15/40	441,020
100,000	Boeing Co	3.500	03/01/45	92,200
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	600,411
500,000	Burlington Northern Santa Fe LLC	4.100	06/01/21	526,972
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	300,804
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	149,875
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	519,682
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	512,357
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	150,222
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	288,591
200,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	202,682
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	403,092
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	258,667
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	190,031
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Burlington Northern Santa Fe LLC	4.450%	03/15/43	$190,183
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	526,953
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	512,686
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	289,756
500,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	453,193
200,000		Burlington Northern Santa Fe LLC	4.700	09/01/45	199,429
200,000		Canadian National Railway Co	5.550	05/15/18	216,626
200,000		Canadian National Railway Co	5.550	03/01/19	219,358
100,000		Canadian National Railway Co	2.850	12/15/21	100,411
300,000		Canadian National Railway Co	2.250	11/15/22	287,850
200,000		Canadian National Railway Co	2.950	11/21/24	197,132
200,000		Canadian National Railway Co	6.900	07/15/28	264,509
200,000		Canadian National Railway Co	6.250	08/01/34	251,525
250,000		Canadian National Railway Co	3.500	11/15/42	224,105
100,000		Canadian National Railway Co	4.500	11/07/43	106,320
200,000		Canadian Pacific Railway Co	7.250	05/15/19	228,011
300,000		Canadian Pacific Railway Co	2.900	02/01/25	282,415
500,000		Canadian Pacific Railway Co	3.700	02/01/26	492,329
200,000		Canadian Pacific Railway Co	7.125	10/15/31	247,661
250,000		Canadian Pacific Railway Co	5.950	05/15/37	278,392
100,000		Canadian Pacific Railway Co	5.750	01/15/42	108,479
100,000		Canadian Pacific Railway Co	4.800	08/01/45	97,256
200,000		Canadian Pacific Railway Co	6.125	09/15/15	202,443
200,000		Carnival Corp	1.875	12/15/17	199,711
200,000		Carnival Corp	3.950	10/15/20	208,919
368,673		Continental Airlines, Inc	4.750	01/12/21	388,028
26,873		Continental Airlines, Inc	5.983	04/19/22	29,676
438,477		Continental Airlines, Inc	4.150	04/11/24	449,877
179,394		Continental Airlines, Inc	4.000	10/29/24	183,879
850,000		CSX Corp	7.375	02/01/19	973,224
125,000		CSX Corp	3.700	11/01/23	127,877
300,000		CSX Corp	3.400	08/01/24	298,427
200,000		CSX Corp	3.350	11/01/25	194,357
100,000		CSX Corp	6.000	10/01/36	113,247
200,000		CSX Corp	6.150	05/01/37	232,721
400,000		CSX Corp	5.500	04/15/41	440,590
350,000		CSX Corp	4.400	03/01/43	329,284
100,000		CSX Corp	4.100	03/15/44	90,569
200,000		CSX Corp	3.950	05/01/50	169,140
300,000		CSX Corp	4.500	08/01/54	272,115
299,402		Delta Air Lines, Inc	5.300	04/15/19	317,366
156,448		Delta Air Lines, Inc	4.750	05/07/20	165,052
125,000		Delta Airlines	3.625	07/30/27	126,563
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	178,940
100,000		Embraer S.A.	5.150	06/15/22	97,000
134,000		FedEx Corp	8.000	01/15/19	156,007
100,000		FedEx Corp	2.300	02/01/20	100,429
300,000		FedEx Corp	4.000	01/15/24	313,216
100,000		FedEx Corp	3.200	02/01/25	97,344
1,000,000		FedEx Corp	4.900	01/15/34	1,027,265
200,000		FedEx Corp	3.900	02/01/35	182,053
200,000		FedEx Corp	3.875	08/01/42	172,958
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		FedEx Corp	4.750%	11/15/45	$742,568
200,000		FedEx Corp	4.500	02/01/65	171,738
100,000		GATX Corp	3.500	07/15/16	101,079
443,000		GATX Corp	1.250	03/04/17	438,577
100,000		GATX Corp	2.375	07/30/18	99,295
200,000		GATX Corp	2.500	03/15/19	196,850
100,000		GATX Corp	2.600	03/30/20	97,329
225,000		GATX Corp	5.200	03/15/44	214,750
233,511		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	227,673
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	100,653
200,000		JB Hunt Transport Services, Inc	3.300	08/15/22	198,137
100,000	g	Kansas City Southern	3.000	05/15/23	94,648
100,000	g	Kansas City Southern	4.300	05/15/43	90,136
175,000	g	Kansas City Southern	4.950	08/15/45	171,244
210,000		Norfolk Southern Corp	5.750	04/01/18	226,666
100,000		Norfolk Southern Corp	3.250	12/01/21	99,764
250,000		Norfolk Southern Corp	3.000	04/01/22	247,132
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,247,298
200,000		Norfolk Southern Corp	3.850	01/15/24	203,743
81,000		Norfolk Southern Corp	5.590	05/17/25	92,663
16,000		Norfolk Southern Corp	4.837	10/01/41	15,541
750,000		Norfolk Southern Corp	3.950	10/01/42	645,519
200,000		Norfolk Southern Corp	4.800	08/15/43	194,301
300,000		Norfolk Southern Corp	4.450	06/15/45	282,486
200,000		Norfolk Southern Corp	4.650	01/15/46	191,103
250,000		Northrop Grumman Corp	1.750	06/01/18	248,027
650,000		Northrop Grumman Corp	3.500	03/15/21	671,356
400,000		Northrop Grumman Corp	3.250	08/01/23	400,152
100,000		Northrop Grumman Corp	5.050	11/15/40	105,358
400,000		Northrop Grumman Corp	4.750	06/01/43	411,668
300,000		Northrop Grumman Corp	3.850	04/15/45	269,734
50,000		Ryder System, Inc	3.600	03/01/16	50,196
150,000		Ryder System, Inc	2.500	03/01/17	151,008
150,000		Ryder System, Inc	2.500	03/01/18	149,761
200,000		Ryder System, Inc	2.450	11/15/18	199,851
100,000		Ryder System, Inc	2.550	06/01/19	99,421
200,000		Ryder System, Inc	2.450	09/03/19	197,096
300,000		Ryder System, Inc	2.500	05/11/20	292,297
100,000		Southwest Airlines Co	2.750	11/06/19	100,817
400,000		Southwest Airlines Co	2.650	11/05/20	398,131
100,000		Spirit Airlines, Inc	4.100	04/01/28	98,500
100,000		Union Pacific Corp	2.250	02/15/19	100,733
200,000		Union Pacific Corp	2.250	06/19/20	200,324
331,000		Union Pacific Corp	4.163	07/15/22	358,005
500,000		Union Pacific Corp	2.950	01/15/23	501,741
277,000		Union Pacific Corp	3.646	02/15/24	289,273
200,000		Union Pacific Corp	3.750	03/15/24	209,840
200,000		Union Pacific Corp	3.250	01/15/25	202,981
200,000		Union Pacific Corp	3.250	08/15/25	203,340
100,000		Union Pacific Corp	3.375	02/01/35	90,316
100,000		Union Pacific Corp	4.750	09/15/41	106,896
100,000		Union Pacific Corp	4.300	06/15/42	99,936
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Union Pacific Corp	4.250%	04/15/43	$150,396
250,000	Union Pacific Corp	4.750	12/15/43	268,802
200,000	Union Pacific Corp	4.821	02/01/44	217,431
200,000	Union Pacific Corp	4.850	06/15/44	217,034
200,000	Union Pacific Corp	4.050	11/15/45	193,501
200,000	Union Pacific Corp	3.875	02/01/55	176,179
200,000	Union Pacific Corp	4.375	11/15/65	185,242
200,000	Union Pacific Railroad Co	2.695	05/12/27	193,787
200,000	United Airlines 2015- Class AA Pass Through Trust	3.450	12/01/27	201,750
285,596	United Airlines Pass Through Trust	4.300	08/15/25	295,592
300,000	United Airlines Pass Through Trust	3.750	09/03/26	302,640
100,000	United Parcel Service, Inc	1.125	10/01/17	99,931
100,000	United Parcel Service, Inc	5.500	01/15/18	108,248
300,000	United Parcel Service, Inc	5.125	04/01/19	331,048
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,149,179
900,000	United Parcel Service, Inc	2.450	10/01/22	890,294
35,000	United Parcel Service, Inc	6.200	01/15/38	44,860
450,000	United Parcel Service, Inc	3.625	10/01/42	417,702
165,830	US Airways Pass Through Trust	4.625	06/03/25	172,048
271,386	US Airways Pass Through Trust	3.950	11/15/25	273,421
	TOTAL TRANSPORTATION			41,574,157

UTILITIES - 2.2%
370,000	AGL Capital Corp	5.250	08/15/19	398,032
275,000	AGL Capital Corp	3.875	11/15/25	276,753
275,000	AGL Capital Corp	4.400	06/01/43	247,386
475,000	Alabama Power Co	3.550	12/01/23	488,908
300,000	Alabama Power Co	5.200	06/01/41	325,253
200,000	Alabama Power Co	3.850	12/01/42	183,574
400,000	Alabama Power Co	3.750	03/01/45	359,378
300,000	Ameren Corp	2.700	11/15/20	298,970
600,000	Ameren Illinois Co	2.700	09/01/22	590,274
200,000	Ameren Illinois Co	3.250	03/01/25	201,271
100,000	Ameren Illinois Co	4.800	12/15/43	107,911
200,000	Ameren Illinois Co	4.300	07/01/44	200,954
500,000	American Water Capital Corp	3.850	03/01/24	525,198
300,000	American Water Capital Corp	3.400	03/01/25	304,815
225,000	American Water Capital Corp	4.300	12/01/42	227,531
150,000	American Water Capital Corp	4.300	09/01/45	151,899
140,000	Appalachian Power Co	7.000	04/01/38	174,506
500,000	Appalachian Power Co	4.400	05/15/44	470,559
150,000	Arizona Public Service Co	8.750	03/01/19	178,138
200,000	Arizona Public Service Co	3.350	06/15/24	203,195
350,000	Arizona Public Service Co	4.500	04/01/42	358,703
200,000	Arizona Public Service Co	4.700	01/15/44	212,501
200,000	Arizona Public Service Co	4.350	11/15/45	202,317
100,000	Atmos Energy Corp	8.500	03/15/19	117,231
100,000	Atmos Energy Corp	5.500	06/15/41	114,636
125,000	Atmos Energy Corp	4.150	01/15/43	120,923
200,000	Atmos Energy Corp	4.125	10/15/44	191,514
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	103,670
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	405,104
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Berkshire Hathaway Energy Co	1.100%	05/15/17	$198,180
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	198,733
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	321,978
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	205,258
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	347,104
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	211,046
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	480,380
200,000	Black Hills Corp	4.250	11/30/23	204,322
785,000	Carolina Power & Light Co	5.300	01/15/19	862,439
350,000	Carolina Power & Light Co	3.000	09/15/21	356,957
150,000	Carolina Power & Light Co	2.800	05/15/22	150,173
100,000	Carolina Power & Light Co	4.100	05/15/42	96,951
300,000	Carolina Power & Light Co	4.100	03/15/43	290,915
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	384,468
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	131,745
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	89,852
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	309,492
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	444,165
203,000	Cleco Power LLC	6.000	12/01/40	228,040
200,000	CMS Energy Corp	3.875	03/01/24	203,129
100,000	CMS Energy Corp	3.600	11/15/25	99,439
100,000	CMS Energy Corp	4.700	03/31/43	98,444
500,000	Commonwealth Edison Co	1.950	09/01/16	501,024
300,000	Commonwealth Edison Co	2.150	01/15/19	298,681
775,000	Commonwealth Edison Co	4.000	08/01/20	819,477
200,000	Commonwealth Edison Co	3.100	11/01/24	198,206
387,000	Commonwealth Edison Co	5.900	03/15/36	466,813
200,000	Commonwealth Edison Co	3.800	10/01/42	184,333
300,000	Commonwealth Edison Co	4.600	08/15/43	310,517
300,000	Commonwealth Edison Co	4.700	01/15/44	315,546
100,000	Commonwealth Edison Co	3.700	03/01/45	89,955
400,000	Commonwealth Edison Co	4.350	11/15/45	402,316
200,000	Connecticut Light & Power Co	2.500	01/15/23	193,723
200,000	Connecticut Light & Power Co	4.300	04/15/44	200,698
250,000	Connecticut Light & Power Co	4.150	06/01/45	247,071
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	68,108
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,507,226
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	380,794
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	191,798
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	508,215
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	599,489
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	151,837
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	196,625
230,000	Consumers Energy Co	6.125	03/15/19	257,862
150,000	Consumers Energy Co	2.850	05/15/22	148,549
200,000	Consumers Energy Co	3.375	08/15/23	204,545
100,000	Consumers Energy Co	3.125	08/31/24	99,825
250,000	Consumers Energy Co	3.950	05/15/43	242,077
200,000	Consumers Energy Co	4.100	11/15/45	198,460
100,000	Consumers Energy Co	4.350	08/31/64	94,805
300,000	Dayton Power & Light Co	1.875	09/15/16	300,254
200,000	Delmarva Power & Light Co	3.500	11/15/23	205,549
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Dominion Gas Holdings LLC	2.500%	12/15/19	$149,857
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	250,836
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	197,304
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	198,086
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	191,270
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	186,042
100,000		Dominion Resources, Inc	1.400	09/15/17	98,978
300,000		Dominion Resources, Inc	1.900	06/15/18	297,125
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,799,759
200,000		Dominion Resources, Inc	3.625	12/01/24	198,158
200,000		Dominion Resources, Inc	5.950	06/15/35	222,008
100,000		Dominion Resources, Inc	4.050	09/15/42	88,231
200,000		Dominion Resources, Inc	4.700	12/01/44	194,800
300,000	i	Dominion Resources, Inc	5.750	10/01/54	293,940
400,000		DTE Energy Electric Company	3.450	10/01/20	418,216
100,000		DTE Energy Electric Company	2.650	06/15/22	98,442
200,000	g	DTE Energy Electric Company	3.300	06/15/22	200,691
200,000		DTE Energy Electric Company	3.850	12/01/23	205,527
200,000		DTE Energy Electric Company	3.650	03/15/24	209,109
200,000		DTE Energy Electric Company	3.500	06/01/24	200,371
100,000		DTE Energy Electric Company	3.950	06/15/42	95,729
200,000		DTE Energy Electric Company	4.000	04/01/43	193,697
200,000		DTE Energy Electric Company	4.300	07/01/44	203,105
300,000		DTE Energy Electric Company	3.700	03/15/45	275,650
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	135,307
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	481,281
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	277,817
500,000		Duke Energy Corp	2.100	06/15/18	500,669
746,000		Duke Energy Corp	5.050	09/15/19	811,771
300,000		Duke Energy Corp	3.050	08/15/22	295,810
300,000		Duke Energy Corp	3.950	10/15/23	308,954
300,000		Duke Energy Corp	3.750	04/15/24	304,180
300,000		Duke Energy Corp	4.800	12/15/45	303,118
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	245,063
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	216,136
300,000		Duke Energy Progress LLC	3.250	08/15/25	302,299
300,000		Duke Energy Progress LLC	4.200	08/15/45	295,560
400,000		Duke Energy Progress, Inc	4.375	03/30/44	405,942
500,000		Duke Energy Progress, Inc	4.150	12/01/44	488,317
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,393
100,000		Enbridge, Inc	5.600	04/01/17	102,864
300,000		Enbridge, Inc	4.000	10/01/23	265,427
300,000		Enbridge, Inc	4.500	06/10/44	204,360
400,000		Energy Transfer Partners LP	6.125	02/15/17	408,576
500,000		Energy Transfer Partners LP	2.500	06/15/18	478,762
44,000		Energy Transfer Partners LP	9.700	03/15/19	48,472
500,000		Energy Transfer Partners LP	4.150	10/01/20	461,440
500,000		Energy Transfer Partners LP	4.650	06/01/21	469,403
200,000		Energy Transfer Partners LP	5.200	02/01/22	186,879
200,000		Energy Transfer Partners LP	3.600	02/01/23	164,746
500,000		Energy Transfer Partners LP	4.900	02/01/24	445,811
400,000		Energy Transfer Partners LP	4.050	03/15/25	328,683
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Energy Transfer Partners LP	4.750%	01/15/26	$430,353
400,000		Energy Transfer Partners LP	4.900	03/15/35	290,694
140,000		Energy Transfer Partners LP	7.500	07/01/38	129,302
450,000		Energy Transfer Partners LP	6.500	02/01/42	366,008
200,000		Energy Transfer Partners LP	5.150	02/01/43	142,975
200,000		Energy Transfer Partners LP	5.950	10/01/43	160,442
400,000		Energy Transfer Partners LP	5.150	03/15/45	282,756
500,000		Energy Transfer Partners LP	6.125	12/15/45	406,823
200,000		EnLink Midstream Partners LP	2.700	04/01/19	182,478
200,000		EnLink Midstream Partners LP	4.400	04/01/24	158,437
300,000		EnLink Midstream Partners LP	4.150	06/01/25	230,913
200,000		EnLink Midstream Partners LP	5.600	04/01/44	139,312
125,000		Entergy Arkansas, Inc	3.750	02/15/21	130,108
300,000		Entergy Arkansas, Inc	3.050	06/01/23	295,054
175,000		Entergy Arkansas, Inc	3.700	06/01/24	178,573
200,000		Entergy Arkansas, Inc	4.950	12/15/44	197,251
200,000		Entergy Corp	5.125	09/15/20	214,998
200,000		Entergy Corp	4.000	07/15/22	204,059
200,000		Entergy Louisiana LLC	4.050	09/01/23	206,393
200,000		Entergy Louisiana LLC	4.950	01/15/45	199,542
225,000		Entergy Texas, Inc	7.125	02/01/19	254,828
300,000		EQT Midstream Partners LP	4.000	08/01/24	247,439
325,000		Exelon Corp	2.850	06/15/20	323,312
300,000	g	Exelon Corp	3.950	06/15/25	299,775
500,000	g	Exelon Corp	4.950	06/15/35	501,350
200,000		Exelon Generation Co LLC	2.950	01/15/20	199,343
200,000		Exelon Generation Co LLC	4.250	06/15/22	202,648
371,000		Exelon Generation Co LLC	5.600	06/15/42	345,446
400,000		Florida Power & Light Co	2.750	06/01/23	395,633
500,000		Florida Power & Light Co	3.250	06/01/24	510,719
300,000		Florida Power & Light Co	3.125	12/01/25	300,587
247,000		Florida Power & Light Co	4.950	06/01/35	271,046
400,000		Florida Power & Light Co	5.250	02/01/41	458,648
100,000		Florida Power & Light Co	4.125	02/01/42	99,524
200,000		Florida Power & Light Co	4.050	06/01/42	196,835
450,000		Florida Power & Light Co	3.800	12/15/42	426,074
400,000		Florida Power & Light Co	4.050	10/01/44	395,935
29,000		Florida Power Corp	5.650	06/15/18	31,661
1,200,000		Florida Power Corp	3.100	08/15/21	1,226,077
165,000		Florida Power Corp	6.400	06/15/38	210,859
300,000		Florida Power Corp	3.850	11/15/42	280,461
900,000		Georgia Power Co	5.700	06/01/17	950,020
200,000		Georgia Power Co	1.950	12/01/18	199,535
177,000		Georgia Power Co	5.950	02/01/39	201,007
700,000		Georgia Power Co	4.300	03/15/43	642,055
200,000		Great Plains Energy, Inc	4.850	06/01/21	214,903
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	218,825
80,000		Indiana Michigan Power Co	7.000	03/15/19	90,682
200,000		Indiana Michigan Power Co	3.200	03/15/23	197,271
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,969
300,000		Interstate Power & Light Co	3.250	12/01/24	301,762
100,000		Interstate Power & Light Co	6.250	07/15/39	125,789
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Interstate Power & Light Co	4.700%	10/15/43	$213,483
200,000		ITC Holdings Corp	4.050	07/01/23	205,557
300,000		ITC Holdings Corp	3.650	06/15/24	295,668
225,000		Kansas City Power & Light Co	3.150	03/15/23	220,608
200,000		Kansas City Power & Light Co	3.650	08/15/25	201,425
100,000		Kansas City Power & Light Co	5.300	10/01/41	108,634
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,825
125,000		Kentucky Utilities Co	3.300	10/01/25	126,038
175,000		Kentucky Utilities Co	4.650	11/15/43	184,039
100,000		Kentucky Utilities Co	4.375	10/01/45	102,745
250,000		KeySpan Corp	5.803	04/01/35	272,556
100,000		Kinder Morgan, Inc	2.000	12/01/17	96,347
400,000		Kinder Morgan, Inc	5.950	02/15/18	410,156
300,000		Kinder Morgan, Inc	2.650	02/01/19	277,375
500,000		Kinder Morgan, Inc	9.000	02/01/19	537,891
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,222,030
500,000		Kinder Morgan, Inc	3.500	03/01/21	447,661
100,000		Kinder Morgan, Inc	5.800	03/01/21	99,582
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,045,117
350,000		Kinder Morgan, Inc	3.450	02/15/23	290,769
200,000		Kinder Morgan, Inc	3.500	09/01/23	165,917
300,000		Kinder Morgan, Inc	4.150	02/01/24	258,990
500,000		Kinder Morgan, Inc	4.250	09/01/24	425,644
400,000		Kinder Morgan, Inc	4.300	06/01/25	345,783
800,000		Kinder Morgan, Inc	5.300	12/01/34	630,124
535,000		Kinder Morgan, Inc	6.500	09/01/39	441,184
300,000		Kinder Morgan, Inc	5.625	09/01/41	227,194
200,000		Kinder Morgan, Inc	5.000	08/15/42	147,571
500,000		Kinder Morgan, Inc	5.000	03/01/43	370,382
400,000		Kinder Morgan, Inc	5.500	03/01/44	311,979
200,000		Kinder Morgan, Inc	5.400	09/01/44	151,141
300,000		Kinder Morgan, Inc	5.550	06/01/45	234,274
320,000		LG&E and KU Energy LLC	3.750	11/15/20	330,547
225,000		Louisville Gas & Electric Co	3.300	10/01/25	226,100
125,000		Louisville Gas & Electric Co	4.650	11/15/43	131,847
100,000		Louisville Gas & Electric Co	4.375	10/01/45	102,094
880,000		Metropolitan Edison Co	7.700	01/15/19	1,002,297
300,000		MidAmerican Energy Co	3.500	10/15/24	306,765
200,000		MidAmerican Energy Co	4.400	10/15/44	202,248
300,000		MidAmerican Energy Co	2.400	03/15/19	302,347
200,000		MidAmerican Energy Co	3.700	09/15/23	207,950
200,000		MidAmerican Energy Co	4.800	09/15/43	214,009
200,000		MidAmerican Energy Co	4.250	05/01/46	197,818
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,179,001
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	365,240
750,000		Mississippi Power Co	4.250	03/15/42	573,376
100,000		National Fuel Gas Co	4.900	12/01/21	102,690
200,000		National Fuel Gas Co	3.750	03/01/23	185,248
300,000		National Fuel Gas Co	5.200	07/15/25	275,321
820,000		Nevada Power Co	6.500	08/01/18	910,185
45,000		Nevada Power Co	7.125	03/15/19	51,470
230,000		Nevada Power Co	5.375	09/15/40	253,955
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	NextEra Energy Capital Holdings, Inc	1.586%	06/01/17	$298,921
300,000	NextEra Energy Capital Holdings, Inc	2.056	09/01/17	300,273
200,000	NextEra Energy Capital Holdings, Inc	2.400	09/15/19	197,112
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	99,559
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	530,947
140,000	NiSource Finance Corp	6.400	03/15/18	152,542
150,000	NiSource Finance Corp	6.125	03/01/22	171,707
400,000	NiSource Finance Corp	3.850	02/15/23	407,961
100,000	NiSource Finance Corp	5.950	06/15/41	114,784
200,000	NiSource Finance Corp	5.250	02/15/43	212,581
150,000	NiSource Finance Corp	4.800	02/15/44	152,348
300,000	NiSource Finance Corp	5.650	02/01/45	344,833
300,000	Northeast Utilities	2.800	05/01/23	289,004
100,000	Northeast Utilities	3.150	01/15/25	97,663
500,000	Northern States Power Co	2.200	08/15/20	496,626
150,000	Northern States Power Co	2.150	08/15/22	144,725
300,000	Northern States Power Co	2.600	05/15/23	292,421
425,000	Northern States Power Co	5.350	11/01/39	489,516
200,000	Northern States Power Co	3.400	08/15/42	176,408
150,000	Northern States Power Co	4.000	08/15/45	146,699
200,000	NorthWestern Corp	4.176	11/15/44	196,627
150,000	NSTAR Electric Co	5.625	11/15/17	159,189
200,000	NSTAR Electric Co	2.375	10/15/22	192,559
200,000	NSTAR Electric Co	3.250	11/15/25	199,766
500,000	Oglethorpe Power Corp	4.200	12/01/42	455,984
300,000	Oglethorpe Power Corp	4.550	06/01/44	284,305
250,000	Ohio Edison Co	8.250	10/15/38	346,531
600,000	Ohio Power Co	5.375	10/01/21	668,162
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	112,042
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	368,058
200,000	Oklahoma Gas & Electric Co	4.000	12/15/44	187,609
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	375,847
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	222,315
100,000	Oncor Electric Delivery Co LLC	2.150	06/01/19	98,402
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	155,889
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	89,776
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	103,204
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	527,093
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	156,128
100,000	ONEOK Partners LP	2.000	10/01/17	95,524
200,000	ONEOK Partners LP	3.200	09/15/18	190,830
400,000	ONEOK Partners LP	3.375	10/01/22	324,695
200,000	ONEOK Partners LP	5.000	09/15/23	175,139
700,000	ONEOK Partners LP	4.900	03/15/25	589,821
130,000	ONEOK Partners LP	6.650	10/01/36	107,454
250,000	ONEOK Partners LP	6.850	10/15/37	209,724
100,000	ONEOK Partners LP	6.125	02/01/41	76,414
355,000	Pacific Gas & Electric Co	8.250	10/15/18	412,653
400,000	Pacific Gas & Electric Co	3.250	06/15/23	401,092
175,000	Pacific Gas & Electric Co	3.850	11/15/23	181,860
200,000	Pacific Gas & Electric Co	3.750	02/15/24	206,100
500,000	Pacific Gas & Electric Co	3.400	08/15/24	502,075
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Pacific Gas & Electric Co	3.500%	06/15/25	$404,716
420,000	Pacific Gas & Electric Co	6.050	03/01/34	501,044
600,000	Pacific Gas & Electric Co	5.400	01/15/40	677,641
400,000	Pacific Gas & Electric Co	4.500	12/15/41	398,626
150,000	Pacific Gas & Electric Co	3.750	08/15/42	133,658
400,000	Pacific Gas & Electric Co	4.600	06/15/43	406,066
200,000	Pacific Gas & Electric Co	5.125	11/15/43	218,620
300,000	Pacific Gas & Electric Co	4.750	02/15/44	311,733
300,000	Pacific Gas & Electric Co	4.300	03/15/45	296,098
200,000	Pacific Gas & Electric Co	4.250	03/15/46	193,632
250,000	PacifiCorp	2.950	02/01/22	251,990
200,000	PacifiCorp	2.950	06/01/23	199,710
300,000	PacifiCorp	3.600	04/01/24	310,041
200,000	PacifiCorp	3.350	07/01/25	201,735
850,000	PacifiCorp	6.000	01/15/39	1,031,325
150,000	PECO Energy Co	2.375	09/15/22	145,406
200,000	PECO Energy Co	3.150	10/15/25	199,437
200,000	PECO Energy Co	4.800	10/15/43	215,769
200,000	PECO Energy Co	4.150	10/01/44	196,414
300,000	PG&E Corp	2.400	03/01/19	299,427
200,000	Phillips 66 Partners LP	2.646	02/15/20	188,770
300,000	Phillips 66 Partners LP	4.680	02/15/45	221,770
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	146,100
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	205,496
200,000	Potomac Electric Power Co	3.600	03/15/24	206,884
65,000	Potomac Electric Power Co	7.900	12/15/38	94,964
500,000	Potomac Electric Power Co	4.150	03/15/43	484,698
300,000	PPL Capital Funding, Inc	4.200	06/15/22	312,324
200,000	PPL Capital Funding, Inc	3.500	12/01/22	201,573
400,000	PPL Capital Funding, Inc	3.400	06/01/23	398,726
100,000	PPL Capital Funding, Inc	3.950	03/15/24	102,361
200,000	PPL Electric Utilities Corp	2.500	09/01/22	195,633
300,000	PPL Electric Utilities Corp	4.750	07/15/43	323,387
200,000	PPL Electric Utilities Corp	4.125	06/15/44	196,950
275,000	PPL Electric Utilities Corp	4.150	10/01/45	271,508
100,000	PPL Energy Supply LLC	4.600	12/15/21	61,469
300,000	Progress Energy, Inc	3.150	04/01/22	294,610
900,000	Progress Energy, Inc	7.750	03/01/31	1,159,328
200,000	PSEG Power LLC	5.320	09/15/16	205,485
100,000	PSEG Power LLC	2.450	11/15/18	100,614
150,000	Public Service Co of Colorado	2.250	09/15/22	144,611
200,000	Public Service Co of Colorado	2.500	03/15/23	194,870
300,000	Public Service Co of Colorado	2.900	05/15/25	295,069
150,000	Public Service Co of Colorado	3.600	09/15/42	136,736
100,000	Public Service Co of Colorado	4.300	03/15/44	101,924
300,000	Public Service Co of New Hampshire	3.500	11/01/23	307,519
200,000	Public Service Co of New Mexico	3.850	08/01/25	197,985
520,000	Public Service Co of Oklahoma	5.150	12/01/19	568,703
100,000	Public Service Co of Oklahoma	4.400	02/01/21	105,746
150,000	Public Service Co of Oklahoma	6.625	11/15/37	180,501
220,000	Public Service Electric & Gas Co	5.300	05/01/18	237,755
200,000	Public Service Electric & Gas Co	2.300	09/15/18	202,231
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Public Service Electric & Gas Co	1.800%	06/01/19	$494,862
200,000	Public Service Electric & Gas Co	2.000	08/15/19	198,699
200,000	Public Service Electric & Gas Co	3.750	03/15/24	209,156
200,000	Public Service Electric & Gas Co	3.150	08/15/24	200,508
410,000	Public Service Electric & Gas Co	5.375	11/01/39	473,085
200,000	Public Service Electric & Gas Co	3.950	05/01/42	193,028
100,000	Public Service Electric & Gas Co	3.650	09/01/42	92,301
200,000	Public Service Electric & Gas Co	3.800	01/01/43	188,317
200,000	Public Service Electric & Gas Co	4.000	06/01/44	194,638
200,000	Public Service Electric & Gas Co	4.050	05/01/45	195,856
200,000	Public Service Electric & Gas Co	4.150	11/01/45	197,964
300,000	Puget Energy, Inc	3.650	05/15/25	290,825
250,000	Puget Sound Energy, Inc	5.757	10/01/39	303,734
700,000	Puget Sound Energy, Inc	4.434	11/15/41	721,127
200,000	Puget Sound Energy, Inc	4.300	05/20/45	202,511
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,202
400,000	San Diego Gas & Electric Co	3.600	09/01/23	416,628
305,000	San Diego Gas & Electric Co	5.350	05/15/40	356,477
100,000	San Diego Gas & Electric Co	3.950	11/15/41	96,342
300,000	SCANA Corp	4.750	05/15/21	311,036
100,000	SCANA Corp	4.125	02/01/22	98,027
250,000	Scottish Power Ltd	5.810	03/15/25	283,599
605,000	Sempra Energy	2.300	04/01/17	608,508
200,000	Sempra Energy	2.850	11/15/20	199,403
150,000	Sempra Energy	2.875	10/01/22	145,212
500,000	Sempra Energy	4.050	12/01/23	515,095
200,000	Sempra Energy	3.550	06/15/24	198,914
200,000	Sempra Energy	3.750	11/15/25	199,630
260,000	Sempra Energy	6.000	10/15/39	291,548
125,000	Sierra Pacific Power Co	3.375	08/15/23	126,490
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	54,448
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	137,554
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	239,561
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	301,132
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	186,210
451,835	Southaven Combined Cycle Generation LLC	3.846	08/15/33	469,910
200,000	Southern California Edison Co	1.125	05/01/17	198,704
250,000	Southern California Edison Co	5.500	08/15/18	272,408
280,000	Southern California Edison Co	3.875	06/01/21	296,328
500,000	Southern California Edison Co	2.400	02/01/22	490,330
400,000	Southern California Edison Co	3.500	10/01/23	412,765
185,000	Southern California Edison Co	6.050	03/15/39	229,024
300,000	Southern California Edison Co	4.500	09/01/40	312,918
500,000	Southern California Edison Co	3.900	12/01/41	474,754
200,000	Southern California Edison Co	4.050	03/15/42	195,241
500,000	Southern California Edison Co	3.900	03/15/43	476,626
450,000	Southern California Edison Co	3.600	02/01/45	407,777
200,000	Southern California Gas Co	1.550	06/15/18	199,295
200,000	Southern California Gas Co	3.150	09/15/24	199,317
200,000	Southern California Gas Co	3.200	06/15/25	200,073
150,000	Southern California Gas Co	3.750	09/15/42	139,731
200,000	Southern California Gas Co	4.450	03/15/44	207,590
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Southern Co	2.750%	06/15/20	$297,043
108,000	g	Southern Natural Gas Co	5.900	04/01/17	109,824
550,000		Southern Natural Gas Co	4.400	06/15/21	510,941
100,000		Southern Natural Gas Co	8.000	03/01/32	98,188
100,000		Southern Power Co	1.850	12/01/17	99,954
500,000		Southern Power Co	2.375	06/01/20	486,166
200,000		Southern Power Co	4.150	12/01/25	199,761
250,000		Southwest Gas Corp	3.875	04/01/22	254,706
250,000		Southwestern Electric Power Co	5.550	01/15/17	258,389
400,000		Southwestern Electric Power Co	6.200	03/15/40	471,126
600,000		Southwestern Public Service Co	4.500	08/15/41	620,231
60,000		Spectra Energy Capital LLC	6.200	04/15/18	63,510
600,000		Spectra Energy Capital LLC	3.300	03/15/23	513,563
200,000		Spectra Energy Partners LP	2.950	09/25/18	196,536
200,000		Spectra Energy Partners LP	4.750	03/15/24	193,826
400,000		Spectra Energy Partners LP	3.500	03/15/25	350,111
200,000		Spectra Energy Partners LP	5.950	09/25/43	190,837
200,000		Spectra Energy Partners LP	4.500	03/15/45	153,655
150,000		System Energy Resources, Inc	4.100	04/01/23	153,069
200,000		Tampa Electric Co	5.400	05/15/21	223,894
100,000		Tampa Electric Co	2.600	09/15/22	96,280
100,000		Tampa Electric Co	4.100	06/15/42	94,849
175,000		Tampa Electric Co	4.350	05/15/44	171,435
200,000		Tampa Electric Co	4.200	05/15/45	193,352
300,000		TC PipeLines LP	4.375	03/13/25	263,502
200,000		TECO Finance, Inc	5.150	03/15/20	214,801
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	192,665
12,000		Toledo Edison Co	7.250	05/01/20	13,772
300,000		Toledo Edison Co	6.150	05/15/37	337,460
300,000		Total Capital S.A.	2.125	08/10/18	300,893
200,000		Total Capital S.A.	4.450	06/24/20	215,348
100,000		Total Capital S.A.	4.125	01/28/21	107,837
200,000		TransAlta Corp	1.900	06/03/17	194,246
350,000		TransAlta Corp	6.900	05/15/18	356,270
300,000		TransAlta Corp	4.500	11/15/22	260,781
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	83,643
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	98,835
200,000		Tucson Electric Power Co	3.050	03/15/25	189,513
300,000		Union Electric Co	3.500	04/15/24	309,064
100,000		Union Electric Co	8.450	03/15/39	154,912
100,000		Union Electric Co	3.900	09/15/42	95,140
100,000		United Utilities plc	6.875	08/15/28	114,589
200,000		Virginia Electric and Power Co	1.200	01/15/18	198,006
309,000		Virginia Electric and Power Co	2.750	03/15/23	304,541
500,000		Virginia Electric and Power Co	3.450	02/15/24	509,987
200,000		Virginia Electric and Power Co	3.100	05/15/25	198,174
350,000		Virginia Electric and Power Co	6.000	05/15/37	428,641
160,000		Virginia Electric and Power Co	4.000	01/15/43	153,126
250,000		Virginia Electric and Power Co	4.650	08/15/43	264,315
400,000		Virginia Electric and Power Co	4.450	02/15/44	411,346
200,000		Virginia Electric and Power Co	4.200	05/15/45	198,426
200,000		Washington Prime Group LP	3.850	04/01/20	201,737
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$125,000	WEC Energy Group, Inc	1.650%	06/15/18	$123,929
200,000	WEC Energy Group, Inc	2.450	06/15/20	199,047
100,000	WEC Energy Group, Inc	3.550	06/15/25	100,579
200,000	Westar Energy, Inc	3.250	12/01/25	200,748
500,000	Westar Energy, Inc	4.125	03/01/42	490,791
175,000	Westar Energy, Inc	4.100	04/01/43	169,825
450,000	Western Gas Partners LP	4.000	07/01/22	398,171
200,000	Western Gas Partners LP	3.950	06/01/25	167,991
100,000	Western Gas Partners LP	5.450	04/01/44	79,398
225,000	Western Massachusetts Electric Co	3.500	09/15/21	234,521
35,000	Williams Cos, Inc	7.875	09/01/21	31,513
475,000	Williams Cos, Inc	3.700	01/15/23	328,111
350,000	Williams Cos, Inc	4.550	06/24/24	243,220
300,000	Williams Cos, Inc	7.750	06/15/31	212,373
350,000	Williams Cos, Inc	5.750	06/24/44	207,828
70,000	Williams Partners LP	7.250	02/01/17	71,380
530,000	Williams Partners LP	5.250	03/15/20	492,281
600,000	Williams Partners LP	4.000	11/15/21	500,697
750,000	Williams Partners LP	3.600	03/15/22	590,126
200,000	Williams Partners LP	3.350	08/15/22	151,902
300,000	Williams Partners LP	4.500	11/15/23	242,995
300,000	Williams Partners LP	4.300	03/04/24	237,841
500,000	Williams Partners LP	3.900	01/15/25	375,914
750,000	Williams Partners LP	4.000	09/15/25	561,622
300,000	Williams Partners LP	5.800	11/15/43	209,696
300,000	Williams Partners LP	5.400	03/04/44	200,988
500,000	Williams Partners LP	4.900	01/15/45	318,277
300,000	Wisconsin Electric Power Co	1.700	06/15/18	298,698
200,000	Wisconsin Electric Power Co	3.100	06/01/25	200,610
200,000	Wisconsin Electric Power Co	5.625	05/15/33	234,077
200,000	Wisconsin Electric Power Co	3.650	12/15/42	183,183
125,000	Wisconsin Electric Power Co	4.300	12/15/45	127,821
200,000	Wisconsin Power & Light Co	2.250	11/15/22	191,788
100,000	Wisconsin Power & Light Co	4.100	10/15/44	97,368
200,000	Wisconsin Public Service Corp	1.650	12/04/18	198,768
200,000	Wisconsin Public Service Corp	4.752	11/01/44	216,876
200,000	Xcel Energy, Inc	0.750	05/09/16	199,820
400,000	Xcel Energy, Inc	1.200	06/01/17	397,986
100,000	Xcel Energy, Inc	4.700	05/15/20	107,510
100,000	Xcel Energy, Inc	4.800	09/15/41	100,463
	TOTAL UTILITIES			136,301,200

	TOTAL CORPORATE BONDS			1,505,208,912
	(Cost $1,525,399,008)

GOVERNMENT BONDS - 72.9%

AGENCY SECURITIES - 2.6%
1,600,000	Federal Farm Credit Bank (FFCB)	1.050	03/28/16	1,602,416
1,000,000	Federal Home Loan Bank (FHLB)	5.375	05/18/16	1,017,891
5,095,000	FHLB	4.750	12/16/16	5,283,816
500,000	FHLB	4.875	05/17/17	526,127
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		FHLB	0.750%	09/08/17	$993,688
2,745,000		FHLB	5.000	11/17/17	2,941,630
2,000,000		FHLB	1.000	12/19/17	1,995,088
6,000,000		FHLB	1.625	06/14/19	6,019,314
10,000,000		FHLB	1.875	03/13/20	10,029,100
132,000		Federal Home Loan Mortgage Corp (FHLMC)	4.750	01/19/16	132,247
6,213,000		FHLMC	5.250	04/18/16	6,299,603
127,000		FHLMC	5.500	07/18/16	130,276
16,736,000		FHLMC	5.125	10/18/16	17,304,706
20,000,000		FHLMC	0.875	03/07/18	19,861,260
4,500,000		FHLMC	1.250	08/01/19	4,450,639
7,500,000		FHLMC	2.375	01/13/22	7,604,220
5,000,000		Federal National Mortgage Association (FNMA)	2.250	03/15/16	5,017,865
10,215,000		FNMA	5.000	03/15/16	10,310,183
150,000		FNMA	5.000	05/11/17	158,077
4,340,000		FNMA	5.375	06/12/17	4,609,657
2,000,000		FNMA	1.125	07/20/18	1,992,074
8,000,000		FNMA	1.625	11/27/18	8,058,976
11,000,000	j	FNMA	0.000	10/09/19	10,189,421
2,000,000		FNMA	1.500	11/30/20	1,965,334
2,310,000	i	FNMA	2.301	09/25/22	2,302,069
6,000,000		FNMA	2.625	09/06/24	6,067,458
5,000,000		FNMA	6.625	11/15/30	7,084,185
1,000,000		FNMA	5.625	07/15/37	1,327,097
815,000		Financing Corp	9.400	02/08/18	953,049
825,000		Financing Corp	9.800	04/06/18	981,783
815,000		Financing Corp	10.350	08/03/18	1,000,338
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	512,667
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	308,618
800,000		Israel Government AID Bond	5.500	09/18/23	958,736
300,000		Israel Government AID Bond	5.500	04/26/24	362,972
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	450,913
590,000		PEFCO	2.250	12/15/17	599,788
175,000		PEFCO	1.450	08/15/19	171,551
550,000		PEFCO	2.250	03/15/20	554,135
200,000		PEFCO	2.300	09/15/20	201,291
400,000		PEFCO	2.050	11/15/22	384,081
200,000		PEFCO	3.250	06/15/25	205,368
250,000		Ukraine Government AID Bonds	1.844	05/16/19	249,345
500,000		Ukraine Government AID Bonds	1.847	05/29/20	497,942
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,910,100
		TOTAL AGENCY SECURITIES			155,577,094

FOREIGN GOVERNMENT BONDS - 4.1%
250,000		African Development Bank	1.250	09/02/16	250,721
1,200,000		African Development Bank	1.125	03/15/17	1,200,898
500,000		African Development Bank	0.875	05/15/17	498,825
500,000		African Development Bank	0.750	11/03/17	495,974
900,000		African Development Bank	1.625	10/02/18	904,146
500,000		African Development Bank	1.375	02/12/20	491,978
450,000		African Development Bank	2.375	09/23/21	457,090
400,000		Agricultural Bank of China	2.000	05/21/18	398,189
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Agricultural Bank of China	2.750%	05/21/20	$399,346
1,750,000	Asian Development Bank	2.500	03/15/16	1,756,300
2,000,000	Asian Development Bank	1.125	03/15/17	2,002,838
1,500,000	Asian Development Bank	1.125	06/05/18	1,491,349
1,000,000	Asian Development Bank	1.875	04/12/19	1,009,121
500,000	Asian Development Bank	1.500	01/22/20	494,580
1,500,000	Asian Development Bank	1.375	03/23/20	1,473,435
1,000,000	Asian Development Bank	1.625	08/26/20	989,078
1,000,000	Asian Development Bank	2.125	11/24/21	1,000,659
600,000	Asian Development Bank	1.875	02/18/22	591,527
500,000	Asian Development Bank	2.000	01/22/25	483,454
75,000	Asian Development Bank	5.820	06/16/28	96,060
850,000	Canada Government International Bond	0.875	02/14/17	849,364
1,000,000	Canada Government International Bond	1.125	03/19/18	997,064
1,000,000	Canada Government International Bond	1.625	02/27/19	1,001,204
300,000	Chile Government International Bond	2.250	10/30/22	289,125
880,000	Chile Government International Bond	3.125	03/27/25	881,320
300,000	Chile Government International Bond	3.625	10/30/42	261,000
450,000	Colombia Government International Bond	7.375	03/18/19	504,675
900,000	Colombia Government International Bond	4.375	07/12/21	904,500
600,000	Colombia Government International Bond	2.625	03/15/23	527,100
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,190,625
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,206,250
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,049,375
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,002,000
500,000	Corp Andina de Fomento	3.750	01/15/16	500,355
500,000	Corp Andina de Fomento	1.500	08/08/17	497,422
527,000	Corp Andina de Fomento	4.375	06/15/22	561,044
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,002,242
500,000	Council of Europe Development Bank	1.500	06/19/17	502,775
500,000	Council of Europe Development Bank	1.000	03/07/18	496,713
500,000	Council of Europe Development Bank	1.125	05/31/18	497,176
300,000	Development Bank of Japan	5.125	02/01/17	312,544
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,506,118
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,006,847
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	497,205
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	502,596
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	500,700
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,287,849
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	491,955
4,000,000	European Investment Bank	2.250	03/15/16	4,013,060
1,000,000	European Investment Bank	0.625	04/15/16	999,784
2,200,000	European Investment Bank	1.750	03/15/17	2,218,513
2,500,000	European Investment Bank	0.875	04/18/17	2,494,595
700,000	European Investment Bank	1.000	08/17/17	698,090
750,000	European Investment Bank	1.000	03/15/18	743,855
500,000	European Investment Bank	1.000	06/15/18	495,169
2,000,000	European Investment Bank	1.125	08/15/18	1,982,808
1,000,000	European Investment Bank	1.875	03/15/19	1,007,671
1,500,000	European Investment Bank	1.375	06/15/20	1,465,032
1,000,000	European Investment Bank	2.875	09/15/20	1,040,393
500,000	European Investment Bank	1.625	12/15/20	490,836
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	European Investment Bank	2.500%	04/15/21	$510,306
2,500,000	European Investment Bank	2.125	10/15/21	2,493,065
500,000	European Investment Bank	2.250	08/15/22	499,618
2,000,000	European Investment Bank	3.250	01/29/24	2,127,540
1,500,000	European Investment Bank	2.500	10/15/24	1,509,952
1,705,000	European Investment Bank	4.875	02/15/36	2,120,266
250,000	Export Development Canada	1.250	10/26/16	250,681
500,000	Export Development Canada	0.625	12/15/16	498,686
1,300,000	Export Development Canada	0.750	12/15/17	1,288,982
500,000	Export Development Canada	1.000	06/15/18	496,120
125,000	Export Development Canada	1.250	12/10/18	124,220
500,000	Export Development Canada	1.750	08/19/19	502,035
500,000	Export Development Canada	1.750	07/21/20	498,224
400,000	Export-Import Bank of Korea	3.750	10/20/16	406,492
200,000	Export-Import Bank of Korea	1.750	02/27/18	198,004
400,000	Export-Import Bank of Korea	2.875	09/17/18	406,149
775,000	Export-Import Bank of Korea	5.125	06/29/20	855,464
250,000	Export-Import Bank of Korea	2.500	05/10/21	246,977
300,000	Export-Import Bank of Korea	5.000	04/11/22	335,675
500,000	Export-Import Bank of Korea	4.000	01/14/24	527,624
750,000	Export-Import Bank of Korea	2.875	01/21/25	730,517
250,000	Export-Import Bank of Korea	3.250	11/10/25	250,958
500,000	Export-Import Bank of Korea	3.250	08/12/26	495,369
100,000	Finland Government International Bond	6.950	02/15/26	133,245
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	299,850
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,734,319
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	995,287
1,800,000	Hydro Quebec	1.375	06/19/17	1,803,872
270,000	Hydro Quebec	9.400	02/01/21	353,426
200,000	Hydro Quebec	8.500	12/01/29	300,075
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,497,729
500,000	Inter-American Development Bank	1.250	01/16/18	500,919
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,028,362
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,981,606
750,000	Inter-American Development Bank	1.500	09/25/18	752,560
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,190,270
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,003,614
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,702,279
500,000	Inter-American Development Bank	2.125	01/15/25	486,932
700,000	Inter-American Development Bank	3.200	08/07/42	674,227
300,000	Inter-American Development Bank	4.375	01/24/44	351,714
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,106,096
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	952,595
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	4,958,845
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	988,859
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,516,622
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,008,178
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,513,367
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	536,621
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	499,183
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,613,622
1,000,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,005,874
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$834,000	International Bank for Reconstruction & Development	4.750%	02/15/35	$1,018,552
2,750,000	International Finance Corp	1.125	11/23/16	2,752,602
500,000	International Finance Corp	1.250	07/16/18	498,282
2,000,000	International Finance Corp	1.750	09/04/18	2,005,664
175,000	International Finance Corp	1.250	11/27/18	173,101
1,000,000	International Finance Corp	1.750	09/16/19	999,330
750,000	International Finance Corp	1.625	07/16/20	743,585
400,000	Israel Government International Bond	5.125	03/26/19	440,828
705,000	Israel Government International Bond	4.000	06/30/22	756,475
300,000	Israel Government International Bond	3.150	06/30/23	304,704
300,000	Israel Government International Bond	4.500	01/30/43	300,750
1,200,000	Italian Republic	5.250	09/20/16	1,232,530
1,374,000	Italian Republic	5.375	06/15/33	1,567,951
1,500,000	Italy Government International Bond	4.750	01/25/16	1,502,955
430,000	Italy Government International Bond	5.375	06/12/17	452,059
500,000	Italy Government International Bond	6.875	09/27/23	614,355
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,888,161
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,047,669
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,104,563
500,000	Japan Bank for International Cooperation	2.125	02/10/25	472,453
600,000	Japan Finance Corp	2.250	07/13/16	604,249
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	943,261
4,500,000	KFW	1.250	02/15/17	4,506,935
1,000,000	KFW	0.875	12/15/17	993,417
2,000,000	KFW	1.000	06/11/18	1,981,958
1,105,000	KFW	4.500	07/16/18	1,187,900
2,000,000	KFW	1.125	08/06/18	1,984,030
500,000	KFW	1.750	10/15/19	500,925
6,925,000	KFW	4.000	01/27/20	7,500,828
1,500,000	KFW	1.875	06/30/20	1,498,463
1,000,000	KFW	2.750	10/01/20	1,035,771
1,500,000	KFW	1.875	11/30/20	1,493,244
1,600,000	KFW	2.625	01/25/22	1,642,125
2,750,000	KFW	2.000	10/04/22	2,705,648
2,000,000	KFW	2.500	11/20/24	2,009,172
3,000,000	KFW	2.000	05/02/25	2,884,659
235,000	Korea Development Bank	3.250	03/09/16	235,929
400,000	Korea Development Bank	3.500	08/22/17	410,196
300,000	Korea Development Bank	1.500	01/22/18	297,225
400,000	Korea Development Bank	3.000	03/17/19	408,779
500,000	Korea Development Bank	2.500	03/11/20	502,097
200,000	Korea Development Bank	3.000	09/14/22	201,376
500,000	Korea Development Bank	3.750	01/22/24	521,712
200,000	Korea Development Bank	3.375	09/16/25	203,633
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,113,146
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	502,378
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	985,951
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	481,530
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	742,080
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,015,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,597,528
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,151,274
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Mexico Government International Bond	3.600%	01/30/25	$1,949,000
461,000	Mexico Government International Bond	6.750	09/27/34	553,200
730,000	Mexico Government International Bond	6.050	01/11/40	799,350
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,342,814
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,719,950
505,000	Mexico Government International Bond	4.600	01/23/46	446,925
150,000	Mexico Government International Bond	5.750	10/12/10	139,875
500,000	Nordic Investment Bank	2.250	03/15/16	501,558
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,486,211
500,000	Nordic Investment Bank	2.250	09/30/21	504,711
2,300,000	North American Development Bank	2.400	10/26/22	2,275,484
1,100,000	Panama Government International Bond	5.200	01/30/20	1,193,500
250,000	Panama Government International Bond	4.000	09/22/24	250,000
1,000,000	Panama Government International Bond	3.750	03/16/25	980,000
300,000	Panama Government International Bond	7.125	01/29/26	373,500
692,000	Panama Government International Bond	6.700	01/26/36	821,750
400,000	Panama Government International Bond	4.300	04/29/53	340,500
520,000	Peruvian Government International Bond	7.125	03/30/19	592,020
925,000	Peruvian Government International Bond	7.350	07/21/25	1,159,719
600,000	Peruvian Government International Bond	4.125	08/25/27	588,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,270,500
700,000	Peruvian Government International Bond	5.625	11/18/50	714,000
225,000	Philippine Government International Bond	4.200	01/21/24	243,717
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,205,909
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,130,510
1,985,000	Poland Government International Bond	6.375	07/15/19	2,267,863
67,000	Poland Government International Bond	5.125	04/21/21	74,590
390,000	Poland Government International Bond	5.000	03/23/22	432,413
490,000	Poland Government International Bond	3.000	03/17/23	485,100
1,000,000	Poland Government International Bond	4.000	01/22/24	1,052,000
400,000	Province of British Columbia Canada	1.200	04/25/17	400,445
200,000	Province of British Columbia Canada	2.650	09/22/21	204,105
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,748,655
500,000	Province of Manitoba Canada	4.900	12/06/16	517,345
500,000	Province of Manitoba Canada	1.125	06/01/18	494,389
500,000	Province of Manitoba Canada	1.750	05/30/19	497,214
500,000	Province of Manitoba Canada	2.050	11/30/20	497,776
300,000	Province of Manitoba Canada	3.050	05/14/24	305,254
200,000	Province of New Brunswick Canada	5.200	02/21/17	208,907
200,000	Province of New Brunswick Canada	2.750	06/15/18	205,303
50,000	Province of Nova Scotia Canada	5.125	01/26/17	52,031
200,000	Province of Nova Scotia Canada	8.250	07/30/22	262,642
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,293,872
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,004,878
1,000,000	Province of Ontario Canada	1.650	09/27/19	987,779
230,000	Province of Ontario Canada	4.400	04/14/20	251,474
800,000	Province of Ontario Canada	2.450	06/29/22	792,943
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,549,913
385,000	Province of Quebec Canada	5.125	11/14/16	398,294
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,216,386
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,184,677
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,090,702
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Province of Quebec Canada	7.125%	02/09/24	$256,795
500,000		Province of Quebec Canada	2.875	10/16/24	502,738
201,000		Province of Quebec Canada	7.500	09/15/29	289,280
100,000		Province of Saskatchewan Canada	8.500	07/15/22	134,447
700,000		Republic of Korea	7.125	04/16/19	810,250
500,000		Republic of Korea	3.875	09/11/23	538,850
400,000		Republic of Korea	4.125	06/10/44	450,880
800,000		Republic of Turkey	7.500	07/14/17	855,760
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,079,246
225,000		South Africa Government International Bond	5.500	03/09/20	230,928
500,000		South Africa Government International Bond	4.665	01/17/24	475,625
300,000		South Africa Government International Bond	5.875	09/16/25	306,663
300,000		South Africa Government International Bond	6.250	03/08/41	306,000
525,000		South Africa Government International Bond	5.375	07/24/44	472,500
625,000		Svensk Exportkredit AB	5.125	03/01/17	653,903
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,007,933
425,000		Svensk Exportkredit AB	1.125	04/05/18	421,707
500,000		Svensk Exportkredit AB	1.875	06/17/19	500,999
200,000		Svensk Exportkredit AB	1.875	06/23/20	199,076
500,000		Svensk Exportkredit AB	1.750	08/28/20	491,298
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,304,000
600,000		Turkey Government International Bond	6.250	09/26/22	651,360
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,206,196
800,000		Turkey Government International Bond	5.750	03/22/24	845,216
525,000		Turkey Government International Bond	4.250	04/14/26	492,215
4,250,000		Turkey Government International Bond	4.875	04/16/43	3,740,000
800,000		Turkey Government International Bond	6.625	02/17/45	896,480
200,343		Uruguay Government International Bond	4.500	08/14/24	203,348
700,000		Uruguay Government International Bond	4.375	10/27/27	687,750
500,000		Uruguay Government International Bond	4.125	11/20/45	387,500
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,133,245
		TOTAL FOREIGN GOVERNMENT BONDS			251,136,418

MORTGAGE BACKED - 28.6%
46,462	i	Federal Home Loan Mortgage Corp (FHLMC)	2.481	04/01/35	48,801
6,778	i	FHLMC	2.405	10/01/35	7,178
123,659	i	FHLMC	2.482	02/01/36	131,523
66,214	i	FHLMC	2.528	07/01/36	70,503
205,601	i	FHLMC	2.313	09/01/36	216,621
184,586	i	FHLMC	2.489	09/01/36	195,037
113,437	i	FHLMC	2.538	09/01/36	119,622
38,963	i	FHLMC	5.905	01/01/37	41,213
15,179	i	FHLMC	2.396	02/01/37	16,183
8,260	i	FHLMC	2.470	02/01/37	8,748
312,361	i	FHLMC	2.469	03/01/37	331,334
13,641	i	FHLMC	5.740	03/01/37	13,498
210,808	i	FHLMC	5.713	04/01/37	222,275
160,253	i	FHLMC	5.991	04/01/37	169,485
30,152	i	FHLMC	1.950	05/01/37	30,736
41,805	i	FHLMC	2.730	05/01/37	44,595
43,104	i	FHLMC	2.486	06/01/37	45,848
146,384	i	FHLMC	2.509	06/01/37	154,565
113

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$186,778	i	FHLMC	2.557%	08/01/37	$192,702
117,961	i	FHLMC	1.647	09/01/37	122,361
237,250	i	FHLMC	1.749	09/01/37	247,364
823	i	FHLMC	5.949	09/01/37	833
18,335	i	FHLMC	5.610	02/01/38	19,408
67,922	i	FHLMC	2.381	04/01/38	70,567
140,372	i	FHLMC	2.680	04/01/38	148,725
33,787	i	FHLMC	2.661	06/01/38	35,838
15,594	i	FHLMC	2.375	07/01/38	16,542
55,899		FHLMC	5.000	10/01/39	61,336
24,389	i	FHLMC	2.611	06/01/40	25,783
258,688	i	FHLMC	3.383	07/01/40	271,602
216,942	i	FHLMC	2.944	01/01/41	226,207
27,134	i	FHLMC	2.543	05/01/41	28,602
638,911	i	FHLMC	2.793	08/01/41	678,504
337,115	i	FHLMC	2.971	09/01/41	355,666
76,895	i	FHLMC	3.100	10/01/41	80,136
123		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	122
2		FGLMC	7.500	05/01/16	2
2		FGLMC	7.500	06/01/16	2
3,922		FGLMC	5.500	05/01/17	3,988
8,207		FGLMC	5.500	06/01/17	8,389
7,243		FGLMC	5.000	12/01/17	7,491
3,984		FGLMC	5.500	12/01/17	4,083
8,618		FGLMC	5.000	03/01/18	8,912
29,225		FGLMC	5.000	04/01/18	30,224
30,183		FGLMC	4.500	06/01/18	31,163
73,702		FGLMC	4.500	09/01/18	76,095
60,134		FGLMC	4.000	11/01/18	62,581
108,540		FGLMC	4.500	01/01/19	112,338
11,604		FGLMC	4.000	05/01/19	12,077
91,520		FGLMC	4.500	05/01/19	94,720
214,129		FGLMC	4.500	06/01/19	221,620
84,456		FGLMC	4.000	10/01/19	87,893
25,835		FGLMC	5.500	11/01/19	27,278
226,370		FGLMC	4.500	12/01/19	234,646
32,385		FGLMC	4.500	01/01/20	33,642
14,769		FGLMC	4.500	02/01/20	15,377
627,357		FGLMC	4.500	02/01/20	647,669
139,838		FGLMC	5.000	05/01/20	144,617
174,781		FGLMC	5.000	05/01/20	182,561
14,723		FGLMC	4.500	07/01/20	15,413
159,528		FGLMC	5.000	07/01/20	167,741
3,218		FGLMC	7.000	10/01/20	3,401
14,719		FGLMC	5.000	12/01/20	15,589
545,867		FGLMC	4.000	05/01/21	568,081
179,326		FGLMC	4.500	06/01/21	186,629
316,791		FGLMC	4.500	06/01/21	328,754
153,764		FGLMC	5.000	07/01/21	162,881
22,601		FGLMC	5.500	07/01/21	24,242
2,659,518		FGLMC	3.000	12/01/21	2,746,257
14,838		FGLMC	5.000	10/01/22	15,920
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$12,556	FGLMC	6.000%	11/01/22	$13,597
109,832	FGLMC	5.000	04/01/23	118,047
7,181	FGLMC	4.500	05/01/23	7,696
95,346	FGLMC	5.000	05/01/23	104,005
24,319	FGLMC	5.000	10/01/23	26,178
18,504	FGLMC	5.500	10/01/23	20,435
20,991	FGLMC	5.000	11/01/23	22,904
42,870	FGLMC	5.000	03/01/24	46,774
10,591	FGLMC	4.500	04/01/24	11,341
4,513	FGLMC	4.500	05/01/24	4,835
32,119	FGLMC	4.500	06/01/24	34,491
141,524	FGLMC	4.000	07/01/24	149,388
292,067	FGLMC	4.000	07/01/24	308,457
50,155	FGLMC	5.500	07/01/24	54,126
305,382	FGLMC	4.000	08/01/24	322,309
11,770	FGLMC	4.500	09/01/24	12,635
45,267	FGLMC	4.500	09/01/24	48,444
21,714	FGLMC	4.500	09/01/24	23,273
11,165	FGLMC	5.500	09/01/24	12,335
352,240	FGLMC	4.000	10/01/24	369,164
11,031	FGLMC	4.500	10/01/24	11,826
39,915	FGLMC	4.500	10/01/24	42,978
8,416	FGLMC	4.500	11/01/24	8,780
31,836	FGLMC	4.500	12/01/24	34,176
22,720	FGLMC	4.500	02/01/25	24,389
502,074	FGLMC	4.000	03/01/25	530,203
13,748	FGLMC	4.500	06/01/25	14,764
25,519	FGLMC	4.500	07/01/25	27,189
521,443	FGLMC	3.500	10/01/25	546,475
270,302	FGLMC	4.000	10/01/25	285,481
558,229	FGLMC	3.500	11/01/25	585,030
920,988	FGLMC	3.500	11/01/25	965,201
253,613	FGLMC	3.500	12/01/25	265,798
167,037	FGLMC	3.000	01/01/26	172,278
1,828,686	FGLMC	3.500	01/01/26	1,916,552
160,963	FGLMC	4.000	04/01/26	170,026
323,706	FGLMC	4.000	05/01/26	341,891
77,188	FGLMC	5.500	07/01/26	85,248
1,049,870	FGLMC	4.000	08/01/26	1,108,936
6,494	FGLMC	6.000	08/01/26	7,290
301,731	FGLMC	3.000	09/01/26	311,424
795,712	FGLMC	3.000	10/01/26	821,340
1,057,037	FGLMC	3.500	10/01/26	1,107,769
34,491	FGLMC	5.000	10/01/26	37,642
9,541	FGLMC	5.500	10/01/26	10,534
4,657,620	FGLMC	3.000	02/01/27	4,807,584
2,597,222	FGLMC	2.500	05/01/27	2,640,171
2,628,614	FGLMC	2.500	11/01/27	2,672,101
115,822	FGLMC	6.000	12/01/27	130,029
2,109,166	FGLMC	2.500	01/01/28	2,144,019
5,383,375	FGLMC	2.500	03/01/28	5,472,470
142,739	FGLMC	5.000	03/01/28	155,715
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,923,320	FGLMC	2.500%	05/01/28	$2,971,680
15,514	FGLMC	5.500	05/01/28	17,133
8,002,757	FGLMC	2.500	07/01/28	8,135,224
7,530,941	FGLMC	2.500	07/01/28	7,655,533
2,089,540	FGLMC	3.000	10/01/28	2,156,853
115	FGLMC	6.500	10/01/28	131
119,783	FGLMC	5.500	01/01/29	132,280
3,076	FGLMC	6.500	01/01/29	3,502
20,492	FGLMC	4.000	02/01/29	21,829
4,238,993	FGLMC	3.500	03/01/29	4,432,915
1,066	FGLMC	6.500	03/01/29	1,214
104,308	FGLMC	4.500	04/01/29	112,313
7,993,399	FGLMC	3.000	07/01/29	8,244,211
14,721	FGLMC	6.500	07/01/29	16,765
34,741	FGLMC	5.000	12/01/29	37,896
18,934,854	FGLMC	2.500	05/01/30	19,121,675
54,371	FGLMC	4.000	08/01/30	58,057
300,081	FGLMC	4.500	01/01/31	325,447
694	FGLMC	8.000	01/01/31	795
366,508	FGLMC	4.000	03/01/31	391,615
43,721	FGLMC	4.000	05/01/31	46,723
342,436	FGLMC	4.500	05/01/31	371,945
151,717	FGLMC	4.000	06/01/31	162,136
448,771	FGLMC	4.000	08/01/31	479,539
425,766	FGLMC	4.000	09/01/31	455,018
5,887	FGLMC	6.500	09/01/31	6,858
15,494	FGLMC	8.000	09/01/31	17,328
208,302	FGLMC	3.500	11/01/31	217,745
65,118	FGLMC	7.000	12/01/31	70,491
29,805	FGLMC	6.500	01/01/32	33,942
67,294	FGLMC	6.000	02/01/32	76,881
3,070,404	FGLMC	3.000	03/01/32	3,146,504
28,317	FGLMC	7.000	04/01/32	33,316
22,916	FGLMC	6.500	05/01/32	26,097
2,314,675	FGLMC	3.500	09/01/32	2,419,809
20,626	FGLMC	5.500	11/01/32	22,884
24,473	FGLMC	6.000	02/01/33	27,890
95,848	FGLMC	5.000	03/01/33	106,025
74,682	FGLMC	6.000	03/01/33	84,850
80,504	FGLMC	6.000	03/01/33	91,501
6,251	FGLMC	6.000	03/01/33	7,017
49,103	FGLMC	5.000	04/01/33	54,043
10,801	FGLMC	6.000	04/01/33	12,323
746,976	FGLMC	5.000	06/01/33	826,179
217,536	FGLMC	5.500	06/01/33	241,983
3,983,186	FGLMC	3.500	07/01/33	4,163,779
89,459	FGLMC	4.500	07/01/33	96,743
124,945	FGLMC	5.000	08/01/33	136,377
6,956	FGLMC	5.000	08/01/33	7,611
28,156	FGLMC	6.500	08/01/33	33,060
290,345	FGLMC	5.000	09/01/33	323,376
48,230	FGLMC	5.500	09/01/33	53,441
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$120,894	FGLMC	5.500%	09/01/33	$135,663
134,978	FGLMC	5.500	09/01/33	152,725
114,014	FGLMC	5.500	09/01/33	128,470
53,497	FGLMC	4.000	10/01/33	56,719
19,709	FGLMC	5.000	10/01/33	21,800
185,839	FGLMC	5.500	10/01/33	209,580
160,134	FGLMC	5.500	12/01/33	177,890
47,837	FGLMC	5.500	12/01/33	53,169
557,763	FGLMC	7.000	12/01/33	657,342
449,955	FGLMC	5.000	01/01/34	500,056
11,177	FGLMC	5.500	02/01/34	12,446
55,484	FGLMC	5.000	03/01/34	61,000
66,808	FGLMC	5.500	03/01/34	74,356
146,180	FGLMC	5.000	05/01/34	161,099
73,603	FGLMC	4.500	06/01/34	79,584
122,004	FGLMC	5.000	06/01/34	134,017
53,569	FGLMC	5.500	06/01/34	59,548
34,278	FGLMC	6.000	06/01/34	39,135
104,149	FGLMC	6.000	09/01/34	119,019
8,626,041	FGLMC	3.500	10/01/34	9,000,032
13,929	FGLMC	5.000	11/01/34	15,412
590,203	FGLMC	5.500	11/01/34	654,077
433,061	FGLMC	5.000	12/01/34	473,091
79,944	FGLMC	5.500	12/01/34	89,014
30,056	FGLMC	5.500	12/01/34	33,676
4,246	FGLMC	5.500	01/01/35	4,727
8,225	FGLMC	5.500	01/01/35	9,151
36,908	FGLMC	5.500	01/01/35	40,888
205,572	FGLMC	4.500	04/01/35	221,960
217,352	FGLMC	6.000	05/01/35	248,006
27,791	FGLMC	6.000	05/01/35	31,676
200,418	FGLMC	7.000	05/01/35	238,567
26,896	FGLMC	5.500	06/01/35	29,908
43,100	FGLMC	5.500	06/01/35	47,935
772,818	FGLMC	5.000	07/01/35	851,473
22,400	FGLMC	5.000	07/01/35	24,434
38,478	FGLMC	6.000	07/01/35	43,228
1,125,718	FGLMC	5.000	08/01/35	1,237,240
43,925	FGLMC	5.500	08/01/35	48,542
96,986	FGLMC	6.000	08/01/35	108,856
16,116	FGLMC	4.500	09/01/35	17,426
94,539	FGLMC	5.000	10/01/35	103,792
22,615	FGLMC	5.000	10/01/35	24,780
151,256	FGLMC	5.000	10/01/35	166,512
553,815	FGLMC	5.500	10/01/35	615,962
18,659	FGLMC	5.000	12/01/35	20,518
94,090	FGLMC	5.000	12/01/35	103,336
53,106	FGLMC	6.000	01/01/36	60,572
14,508	FGLMC	5.000	02/01/36	15,932
34,499	FGLMC	5.000	02/01/36	37,875
17,365	FGLMC	6.000	02/01/36	19,627
225,078	FGLMC	5.500	04/01/36	252,579
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$26,695	FGLMC	5.500%	05/01/36	$29,611
751	FGLMC	6.500	05/01/36	855
690,499	FGLMC	6.000	06/01/36	781,194
145,972	FGLMC	5.000	07/01/36	160,321
176,717	FGLMC	6.000	07/01/36	201,791
23,070	FGLMC	6.000	08/01/36	26,076
15,462	FGLMC	6.000	09/01/36	17,458
480,586	FGLMC	5.500	10/01/36	532,475
687,348	FGLMC	5.500	10/01/36	767,681
75,062	FGLMC	6.500	10/01/36	85,481
28,903	FGLMC	5.500	11/01/36	32,121
70,824	FGLMC	6.000	11/01/36	80,535
381,899	FGLMC	6.000	12/01/36	434,238
519,510	FGLMC	5.500	03/01/37	576,970
214,071	FGLMC	6.000	03/01/37	241,008
30,555	FGLMC	6.500	03/01/37	34,796
215,310	FGLMC	5.500	04/01/37	239,494
24,736	FGLMC	5.000	05/01/37	26,986
22,620	FGLMC	5.000	06/01/37	24,695
98,517	FGLMC	5.500	06/01/37	109,547
385,758	FGLMC	6.000	07/01/37	434,913
131,961	FGLMC	6.000	08/01/37	148,850
63,068	FGLMC	6.000	09/01/37	71,389
646,392	FGLMC	5.500	10/01/37	720,201
21,205	FGLMC	6.000	11/01/37	23,938
183,854	FGLMC	6.500	11/01/37	218,334
75,087	FGLMC	6.000	01/01/38	84,621
33,106	FGLMC	6.000	02/01/38	37,286
248,698	FGLMC	6.000	02/01/38	280,440
335,267	FGLMC	5.000	03/01/38	366,368
1,012,731	FGLMC	5.000	03/01/38	1,107,968
39,360	FGLMC	5.000	04/01/38	43,905
386,332	FGLMC	5.000	04/01/38	427,414
484,229	FGLMC	5.500	04/01/38	538,725
109,076	FGLMC	5.500	05/01/38	121,354
12,971	FGLMC	5.500	06/01/38	14,435
28,057	FGLMC	6.000	07/01/38	31,504
56,470	FGLMC	5.500	08/01/38	62,730
424,525	FGLMC	5.500	08/01/38	472,132
51,349	FGLMC	5.000	09/01/38	56,051
675,159	FGLMC	5.500	09/01/38	750,612
208,650	FGLMC	5.500	09/01/38	231,824
12,147	FGLMC	5.500	10/01/38	13,530
254,778	FGLMC	6.000	11/01/38	287,240
1,813,695	FGLMC	5.500	01/01/39	2,019,758
1,533,622	FGLMC	4.500	02/01/39	1,653,856
731,604	FGLMC	5.000	02/01/39	798,578
50,301	FGLMC	5.500	02/01/39	55,818
7,469	FGLMC	4.500	03/01/39	8,042
271,217	FGLMC	5.000	03/01/39	299,917
38,414	FGLMC	6.000	03/01/39	43,268
1,861,645	FGLMC	4.500	04/01/39	2,030,697
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$46,051	FGLMC	4.500%	04/01/39	$50,476
516,102	FGLMC	4.000	05/01/39	546,151
864,556	FGLMC	4.500	05/01/39	930,898
13,948	FGLMC	4.500	05/01/39	15,044
6,208,508	FGLMC	4.500	05/01/39	6,776,097
283,515	FGLMC	4.500	05/01/39	305,790
260,886	FGLMC	5.000	05/01/39	286,148
628,433	FGLMC	4.000	06/01/39	665,605
117,588	FGLMC	4.500	06/01/39	126,751
2,995,301	FGLMC	4.500	06/01/39	3,228,863
43,248	FGLMC	5.000	06/01/39	47,869
20,773	FGLMC	5.500	06/01/39	23,103
866,193	FGLMC	4.000	07/01/39	916,959
72,107	FGLMC	4.500	07/01/39	77,770
34,907	FGLMC	4.500	07/01/39	37,649
413,528	FGLMC	4.500	07/01/39	446,018
238,470	FGLMC	5.000	07/01/39	260,851
350,857	FGLMC	5.500	07/01/39	390,339
33,357	FGLMC	4.500	08/01/39	35,976
83,631	FGLMC	5.000	08/01/39	91,482
397,729	FGLMC	4.000	09/01/39	420,314
1,915,729	FGLMC	5.000	09/01/39	2,091,139
643,770	FGLMC	5.000	09/01/39	709,901
17,546	FGLMC	5.500	09/01/39	19,396
819,534	FGLMC	6.500	09/01/39	933,289
131,275	FGLMC	4.500	10/01/39	143,920
101,260	FGLMC	4.500	10/01/39	111,013
273,767	FGLMC	4.500	10/01/39	295,264
46,757	FGLMC	4.000	11/01/39	49,529
190,359	FGLMC	4.500	11/01/39	205,301
67,063	FGLMC	5.000	11/01/39	73,441
16,019	FGLMC	5.000	11/01/39	17,488
215,736	FGLMC	4.500	12/01/39	235,329
160,630	FGLMC	4.500	12/01/39	173,094
340,148	FGLMC	4.500	12/01/39	366,767
577,490	FGLMC	4.500	12/01/39	623,267
289,053	FGLMC	5.500	12/01/39	321,276
370,627	FGLMC	4.500	01/01/40	399,780
31,970	FGLMC	5.000	01/01/40	35,426
57,919	FGLMC	5.500	01/01/40	63,950
115,566	FGLMC	5.500	03/01/40	128,541
1,708,405	FGLMC	4.000	04/01/40	1,810,092
65,232	FGLMC	4.500	04/01/40	71,212
272,342	FGLMC	4.500	04/01/40	293,680
191,965	FGLMC	5.000	04/01/40	210,780
423,048	FGLMC	5.000	04/01/40	464,298
1,486,726	FGLMC	6.000	04/01/40	1,677,406
4,352,538	FGLMC	4.500	05/01/40	4,694,571
2,861,344	FGLMC	5.000	05/01/40	3,162,437
10,138	FGLMC	4.500	06/01/40	10,933
1,116,995	FGLMC	5.500	06/01/40	1,248,714
2,147,872	FGLMC	4.500	07/01/40	2,316,599
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$41,931	FGLMC	4.500%	08/01/40	$45,222
109,423	FGLMC	5.000	08/01/40	120,149
461,128	FGLMC	5.000	08/01/40	506,100
1,099,993	FGLMC	5.000	08/01/40	1,209,078
6,509,382	FGLMC	5.500	08/01/40	7,236,920
605,815	FGLMC	4.000	09/01/40	641,728
5,988,128	FGLMC	4.000	11/01/40	6,351,551
3,471,582	FGLMC	4.000	12/01/40	3,682,474
1,025,975	FGLMC	3.500	01/01/41	1,057,985
792,697	FGLMC	3.500	01/01/41	817,517
626,792	FGLMC	4.000	01/01/41	664,059
605,258	FGLMC	3.500	02/01/41	624,188
916,713	FGLMC	4.000	02/01/41	971,278
2,527,123	FGLMC	4.000	02/01/41	2,677,330
3,756,413	FGLMC	4.000	04/01/41	3,979,939
728,622	FGLMC	4.500	04/01/41	785,934
174,683	FGLMC	5.000	04/01/41	191,721
726,771	FGLMC	4.500	05/01/41	784,069
836,768	FGLMC	4.500	06/01/41	902,322
2,085,275	FGLMC	3.500	10/01/41	2,150,551
1,713,814	FGLMC	5.000	10/01/41	1,880,970
2,411,167	FGLMC	3.500	11/01/41	2,486,262
1,105,190	FGLMC	4.500	12/01/41	1,195,201
8,568,015	FGLMC	3.500	01/01/42	8,830,624
2,547,977	FGLMC	3.500	02/01/42	2,626,072
3,278,033	FGLMC	3.500	04/01/42	3,377,493
5,613,220	FGLMC	4.000	05/01/42	5,954,953
3,638,767	FGLMC	3.500	07/01/42	3,751,273
979,901	FGLMC	3.000	08/01/42	980,217
3,908,159	FGLMC	3.000	10/01/42	3,909,417
5,806,437	FGLMC	3.000	10/01/42	5,808,304
1,793,223	FGLMC	3.500	12/01/42	1,847,638
4,761,706	FGLMC	2.500	01/01/43	4,586,935
10,841,614	FGLMC	3.000	01/01/43	10,845,105
16,573,354	FGLMC	3.000	04/01/43	16,576,549
6,138,977	FGLMC	3.500	05/01/43	6,324,035
4,342,134	FGLMC	3.000	08/01/43	4,341,566
6,456,188	FGLMC	3.000	08/01/43	6,455,763
6,359,759	FGLMC	3.500	08/01/43	6,550,980
3,598,010	FGLMC	4.500	10/01/43	3,886,289
4,763,811	FGLMC	4.000	11/01/43	5,035,910
7,623,536	FGLMC	3.500	02/01/44	7,851,527
6,682,882	FGLMC	4.000	02/01/44	7,066,338
3,388,223	FGLMC	4.000	04/01/44	3,582,557
4,317,078	FGLMC	4.500	05/01/44	4,660,453
7,732,760	FGLMC	4.000	06/01/44	8,172,792
11,603,672	FGLMC	4.000	08/01/44	12,265,508
8,179,619	FGLMC	3.500	09/01/44	8,424,241
10,094,810	FGLMC	3.500	11/01/44	10,396,708
14,441,120	FGLMC	3.500	12/01/44	14,873,193
9,067,089	FGLMC	3.500	01/01/45	9,338,252
14,276,272	FGLMC	3.000	02/01/45	14,259,263
120

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$18,980,257		FGLMC	3.500%	03/01/45	$19,547,886
13,622,663		FGLMC	4.000	03/01/45	14,401,887
6,249,092		FGLMC	3.000	04/01/45	6,241,647
14,281,101		FGLMC	3.500	04/01/45	14,727,617
14,958,563	h	FGLMC	4.000	11/01/45	15,810,770
25,000,000	h	FGLMC	3.500	12/01/45	25,747,657
1,075		Federal National Mortgage Association (FNMA)	5.500	09/01/16	1,077
322		FNMA	6.500	10/01/16	323
4,995		FNMA	6.500	11/01/16	5,063
4,452		FNMA	6.500	04/01/17	4,559
4,883		FNMA	6.000	05/01/17	4,992
21,439		FNMA	5.000	09/01/17	22,265
2,515		FNMA	6.000	11/01/17	2,562
46,327		FNMA	5.000	12/01/17	47,968
3,322		FNMA	5.000	12/01/17	3,440
177,459		FNMA	5.000	12/01/17	183,740
356,565		FNMA	5.000	01/01/18	369,184
347,852		FNMA	4.500	02/01/18	359,365
52,835		FNMA	4.500	04/01/18	54,593
10,259		FNMA	5.000	04/01/18	10,632
88,058		FNMA	5.500	04/01/18	91,135
8,345		FNMA	5.500	04/01/18	8,621
3,865		FNMA	5.500	05/01/18	3,969
165,111		FNMA	4.500	06/01/18	170,636
18,330		FNMA	4.000	08/01/18	19,108
205,213		FNMA	4.000	08/01/18	213,920
49,358		FNMA	4.500	09/01/18	51,008
34,902		FNMA	4.500	10/01/18	36,062
128,039		FNMA	5.000	11/01/18	133,653
1,957		FNMA	5.000	01/01/19	2,029
6,061		FNMA	6.000	01/01/19	6,839
13,559		FNMA	4.500	05/01/19	14,081
5,898		FNMA	4.500	06/01/19	6,125
30,764		FNMA	4.500	06/01/19	31,983
28,840		FNMA	5.000	07/01/19	29,888
180,222		FNMA	5.000	10/01/19	189,157
22,070		FNMA	4.500	11/01/19	22,892
20,283		FNMA	4.500	12/01/19	21,085
19,766		FNMA	5.000	03/01/20	20,492
8,266		FNMA	5.000	04/01/20	8,710
14,910		FNMA	4.500	06/01/20	15,500
11,300		FNMA	4.500	09/01/20	11,769
12,933		FNMA	4.500	10/01/20	13,585
17,195		FNMA	4.500	11/01/20	17,919
36,808		FNMA	5.000	12/01/20	38,754
840,214		FNMA	5.500	01/01/21	877,808
62,404		FNMA	5.500	01/01/21	64,012
35,357		FNMA	5.000	03/01/21	37,022
31,845		FNMA	5.500	08/01/21	34,077
8,889		FNMA	6.000	08/01/21	9,527
6,127		FNMA	5.000	10/01/21	6,566
13,322		FNMA	5.000	11/01/21	13,959
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,844	FNMA	5.500%	11/01/21	$6,117
20,715	FNMA	5.500	10/01/22	22,176
9,380	FNMA	6.000	10/01/22	10,172
5,802	FNMA	5.000	03/01/23	6,248
17,346	FNMA	4.500	04/01/23	18,171
163,002	FNMA	4.500	06/01/23	172,683
13,097	FNMA	5.000	06/01/23	14,079
15,826	FNMA	5.500	06/01/23	17,620
165,604	FNMA	5.000	07/01/23	177,723
30,887	FNMA	5.000	07/01/23	33,249
14,731	FNMA	5.500	08/01/23	15,658
30,003	FNMA	5.000	11/01/23	32,997
9,604	FNMA	5.500	11/01/23	10,294
368,510	FNMA	5.500	01/01/24	397,841
29,486	FNMA	5.500	02/01/24	32,828
141,119	FNMA	4.000	03/01/24	149,043
11,076	FNMA	4.500	04/01/24	11,944
163,318	FNMA	4.000	05/01/24	172,777
578,257	FNMA	4.000	05/01/24	611,632
13,501	FNMA	4.000	06/01/24	14,285
16,884	FNMA	4.500	07/01/24	18,134
14,989	FNMA	5.500	07/01/24	16,687
332	FNMA	8.000	07/01/24	391
91,083	FNMA	4.500	08/01/24	98,202
83,133	FNMA	4.000	09/01/24	88,001
342,013	FNMA	4.000	09/01/24	361,910
36,141	FNMA	4.500	09/01/24	38,370
748,792	FNMA	4.500	10/01/24	800,410
39,786	FNMA	5.000	01/01/25	43,756
70,817	FNMA	4.500	02/01/25	76,326
10,958	FNMA	4.500	03/01/25	11,334
596,168	FNMA	4.500	03/01/25	641,657
164,098	FNMA	5.000	03/01/25	180,469
154,899	FNMA	4.500	04/01/25	166,947
379,533	FNMA	4.500	04/01/25	404,695
1,803,420	FNMA	4.000	05/01/25	1,912,462
587,373	FNMA	4.000	06/01/25	622,932
469,873	FNMA	4.500	06/01/25	505,212
177,358	FNMA	4.000	08/01/25	188,037
74,956	FNMA	5.500	08/01/25	84,282
958,247	FNMA	3.500	09/01/25	1,005,236
908,602	FNMA	4.000	09/01/25	961,502
985,410	FNMA	3.500	10/01/25	1,033,510
1,165,013	FNMA	3.500	10/01/25	1,222,204
343,310	FNMA	5.000	10/01/25	377,560
687,271	FNMA	4.000	11/01/25	728,848
1,053,959	FNMA	3.500	12/01/25	1,105,612
751,539	FNMA	3.500	02/01/26	788,466
4,646,485	FNMA	3.500	02/01/26	4,875,286
228,767	FNMA	4.000	03/01/26	242,664
661,267	FNMA	4.000	06/01/26	701,398
631,283	FNMA	3.500	08/01/26	662,231
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$481,004	FNMA	3.500%	09/01/26	$504,584
268,313	FNMA	4.000	09/01/26	284,564
736,270	FNMA	3.500	10/01/26	772,510
15,352	FNMA	6.000	10/01/26	17,323
1,068,019	FNMA	3.000	11/01/26	1,105,694
895,103	FNMA	3.000	12/01/26	926,691
2,429,701	FNMA	3.000	01/01/27	2,515,457
3,584,578	FNMA	4.000	01/01/27	3,816,579
1,812,088	FNMA	3.500	02/01/27	1,902,446
2,882,535	FNMA	3.000	04/01/27	2,984,304
1,777,587	FNMA	3.000	04/01/27	1,840,339
1,125,337	FNMA	3.500	05/01/27	1,181,056
1,064,514	FNMA	2.500	06/01/27	1,081,489
3,027,904	FNMA	3.000	06/01/27	3,134,768
1,285,184	FNMA	2.500	07/01/27	1,305,668
2,606,082	FNMA	2.500	09/01/27	2,647,622
38,237	FNMA	5.500	09/01/27	42,571
4,518,131	FNMA	2.500	10/01/27	4,590,204
2,914,583	FNMA	3.000	11/01/27	3,017,517
5,419	FNMA	5.500	01/01/28	6,033
7,853,857	FNMA	2.500	02/01/28	7,956,310
10,328,187	FNMA	2.500	02/01/28	10,492,939
4,600	FNMA	5.000	02/01/28	5,059
5,849,677	FNMA	2.500	04/01/28	5,925,866
8,545,298	FNMA	2.500	04/01/28	8,656,542
25,324	FNMA	5.500	06/01/28	28,195
2,264,807	FNMA	2.500	07/01/28	2,294,282
4,608,444	FNMA	2.500	08/01/28	4,668,418
6,504,523	FNMA	3.000	10/01/28	6,715,229
4,296	FNMA	5.500	11/01/28	4,783
23	FNMA	7.500	01/01/29	27
8,175,247	FNMA	3.000	03/01/29	8,432,770
38,636	FNMA	4.000	03/01/29	41,219
131,255	FNMA	4.500	04/01/29	141,735
415	FNMA	6.500	04/01/29	475
95,869	FNMA	4.000	05/01/29	102,282
50,446	FNMA	4.500	06/01/29	54,474
17,518	FNMA	4.000	07/01/29	18,689
3,278	FNMA	7.500	07/01/29	3,381
333,329	FNMA	4.500	08/01/29	359,947
61,861	FNMA	4.500	09/01/29	66,801
52,898	FNMA	4.500	11/01/29	58,302
17,153	FNMA	4.500	01/01/30	18,523
4,534,694	FNMA	2.500	02/01/30	4,574,814
46,603	FNMA	4.000	03/01/30	49,730
19,548	FNMA	4.500	05/01/30	21,229
28,436	FNMA	4.500	06/01/30	30,883
9,620,772	FNMA	3.000	07/01/30	9,917,518
247,837	FNMA	4.500	08/01/30	269,117
52,088	FNMA	4.000	09/01/30	55,570
289,785	FNMA	4.000	10/01/30	307,075
472,218	FNMA	4.000	11/01/30	503,998
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,006,778	FNMA	4.000%	11/01/30	$3,208,392
118,649	FNMA	4.500	12/01/30	128,845
153,971	FNMA	3.500	02/01/31	160,921
176,370	FNMA	4.000	02/01/31	188,647
268	FNMA	7.500	02/01/31	280
1,255	FNMA	7.500	03/01/31	1,508
444,241	FNMA	3.500	04/01/31	464,279
53,568	FNMA	4.000	04/01/31	57,290
5,004	FNMA	6.000	05/01/31	5,698
386	FNMA	7.500	05/01/31	391
280,382	FNMA	4.500	07/01/31	305,093
1,647,001	FNMA	4.500	07/01/31	1,817,419
1,629,777	FNMA	4.000	08/01/31	1,743,116
114,372	FNMA	4.000	09/01/31	122,320
384	FNMA	6.500	09/01/31	439
46,897	FNMA	6.000	11/01/31	53,506
6,018	FNMA	6.500	11/01/31	6,998
2,904,929	FNMA	3.500	01/01/32	3,036,184
17,797	FNMA	6.000	01/01/32	20,321
12,845	FNMA	6.000	01/01/32	14,501
1,201,744	FNMA	3.500	02/01/32	1,256,019
15,064	FNMA	6.000	02/01/32	17,199
48,370	FNMA	6.500	04/01/32	56,334
99,372	FNMA	6.500	07/01/32	114,614
12,400	FNMA	6.500	08/01/32	14,629
1,198,683	FNMA	3.000	09/01/32	1,230,318
136,453	FNMA	6.000	09/01/32	153,977
31,547	FNMA	7.500	09/01/32	36,004
3,510,841	FNMA	3.000	10/01/32	3,603,486
62,921	FNMA	5.500	10/01/32	70,751
41,988	FNMA	6.000	10/01/32	47,406
22,167	FNMA	6.000	11/01/32	25,296
28,226	FNMA	5.500	12/01/32	31,742
2,783	FNMA	5.500	12/01/32	3,114
45,036	FNMA	6.000	12/01/32	50,820
237,232	FNMA	5.500	01/01/33	265,251
461,795	FNMA	6.000	01/01/33	526,674
15,116	FNMA	5.000	02/01/33	16,624
257,014	FNMA	5.000	02/01/33	283,868
2,351,487	FNMA	3.000	04/01/33	2,413,614
3,275,383	FNMA	3.500	04/01/33	3,423,184
12,036	FNMA	6.000	04/01/33	13,728
1,687,860	FNMA	5.500	05/01/33	1,898,530
96,420	FNMA	5.000	06/01/33	106,650
207,564	FNMA	5.500	06/01/33	233,500
25,619	FNMA	4.500	07/01/33	27,775
79,969	FNMA	5.000	07/01/33	88,439
177,796	FNMA	4.500	08/01/33	192,400
10,100	FNMA	4.500	08/01/33	10,906
40,140	FNMA	5.000	08/01/33	44,145
269,209	FNMA	5.500	09/01/33	304,215
61,662	FNMA	5.500	09/01/33	68,668
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$24,007		FNMA	6.000%	09/01/33	$27,382
271,271		FNMA	4.500	10/01/33	295,190
40,190		FNMA	5.000	10/01/33	44,456
48,718		FNMA	5.000	10/01/33	53,881
907,833		FNMA	5.500	10/01/33	1,037,554
333,079		FNMA	5.500	10/01/33	378,134
19,065		FNMA	4.500	11/01/33	20,668
3,505,506		FNMA	5.000	11/01/33	3,877,588
50,307		FNMA	5.000	11/01/33	55,641
407,276		FNMA	5.000	12/01/33	450,526
490,340		FNMA	5.500	12/01/33	556,917
4,610,568		FNMA	3.000	01/01/34	4,717,563
153,805		FNMA	5.000	02/01/34	170,122
624,688		FNMA	6.000	02/01/34	713,007
13,305		FNMA	5.000	03/01/34	14,720
928,970		FNMA	5.000	03/01/34	1,027,567
16,395		FNMA	5.000	03/01/34	18,136
22,037		FNMA	5.000	03/01/34	24,377
38,953		FNMA	5.000	03/01/34	43,088
48,117		FNMA	5.000	03/01/34	53,221
134,777		FNMA	5.000	04/01/34	149,038
139,979		FNMA	5.500	04/01/34	157,415
86,267		FNMA	4.500	05/01/34	93,516
28,813		FNMA	4.500	05/01/34	31,257
49,492		FNMA	5.500	07/01/34	55,688
32,139		FNMA	5.500	07/01/34	36,222
47,809		FNMA	7.000	07/01/34	57,467
44,270		FNMA	5.000	08/01/34	48,953
387,488		FNMA	5.000	08/01/34	428,339
36,701		FNMA	6.000	08/01/34	41,819
212,038		FNMA	6.000	08/01/34	241,707
22,371		FNMA	4.500	09/01/34	24,365
793,972		FNMA	5.500	09/01/34	894,557
7,765		FNMA	5.500	11/01/34	8,752
22,989		FNMA	6.000	11/01/34	25,954
12,174		FNMA	5.000	12/01/34	13,460
7,457		FNMA	5.500	12/01/34	8,390
19,037		FNMA	6.000	12/01/34	21,708
1,107,860		FNMA	4.500	01/01/35	1,205,773
71,876		FNMA	5.500	01/01/35	80,875
2,469,811		FNMA	5.500	02/01/35	2,780,051
102,788		FNMA	5.500	02/01/35	115,767
642,336		FNMA	5.500	04/01/35	722,806
89,371		FNMA	6.000	04/01/35	101,838
98,274		FNMA	6.000	04/01/35	111,687
28,476		FNMA	5.500	05/01/35	31,703
143,793		FNMA	6.000	05/01/35	164,080
41,305		FNMA	5.000	06/01/35	45,650
4,446	i	FNMA	2.320	07/01/35	4,705
115,460		FNMA	5.000	07/01/35	128,630
9,785,657		FNMA	3.000	08/01/35	9,977,899
242,805		FNMA	4.500	08/01/35	263,897
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$184,097		FNMA	5.000%	08/01/35	$202,831
347,936		FNMA	5.000	08/01/35	383,733
10,362		FNMA	4.500	09/01/35	11,238
12,786		FNMA	4.500	09/01/35	13,918
28,116		FNMA	5.500	09/01/35	31,688
205,995		FNMA	5.000	10/01/35	227,215
367,810		FNMA	5.500	10/01/35	411,320
7,202		FNMA	5.000	11/01/35	7,414
423,573		FNMA	5.500	11/01/35	474,171
5,806		FNMA	4.500	12/01/35	6,290
54,244		FNMA	5.500	12/01/35	60,392
205,693		FNMA	6.000	12/01/35	232,109
137,314	i	FNMA	2.198	02/01/36	146,399
917,665		FNMA	5.000	02/01/36	1,012,406
127,419		FNMA	6.500	02/01/36	147,581
396,488		FNMA	6.000	03/01/36	448,606
8,542		FNMA	5.000	05/01/36	9,414
673,537		FNMA	6.000	06/01/36	768,148
150,877	i	FNMA	2.379	07/01/36	160,502
34,163		FNMA	6.000	07/01/36	38,793
214,880		FNMA	6.500	07/01/36	245,565
532,666		FNMA	5.500	08/01/36	599,330
344,745		FNMA	6.500	08/01/36	398,220
26,626		FNMA	5.500	09/01/36	29,960
14,233		FNMA	6.500	09/01/36	16,266
49,181		FNMA	6.500	09/01/36	56,205
59,739		FNMA	6.000	10/01/36	67,559
27,851		FNMA	6.500	11/01/36	31,942
11,347	i	FNMA	2.547	12/01/36	11,986
166,897		FNMA	6.000	12/01/36	188,856
39,265	i	FNMA	2.562	01/01/37	41,614
70,392		FNMA	5.500	01/01/37	78,759
7,371	i	FNMA	1.922	02/01/37	7,669
512,644		FNMA	5.500	02/01/37	572,484
21,472		FNMA	6.000	02/01/37	24,302
34,021		FNMA	7.000	02/01/37	39,345
13,365	i	FNMA	2.339	03/01/37	14,287
2,946		FNMA	5.000	03/01/37	3,242
188,113		FNMA	6.500	03/01/37	215,044
85,076		FNMA	6.500	03/01/37	97,369
4,269	i	FNMA	5.663	04/01/37	4,298
124,140		FNMA	7.000	04/01/37	146,718
152,958		FNMA	5.000	05/01/37	168,218
3,679		FNMA	7.000	05/01/37	3,998
43,572	i	FNMA	2.499	06/01/37	46,312
45,549		FNMA	5.500	06/01/37	50,902
46,692		FNMA	5.500	08/01/37	52,528
17,029		FNMA	6.000	08/01/37	19,216
26,955		FNMA	6.500	08/01/37	30,804
85,956		FNMA	6.500	08/01/37	98,231
36,590		FNMA	5.500	09/01/37	40,738
111,110		FNMA	6.000	09/01/37	127,003
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$95,815		FNMA	6.000%	09/01/37	$110,095
326,906		FNMA	6.000	09/01/37	375,462
72,095		FNMA	6.000	09/01/37	81,507
238,074		FNMA	6.000	09/01/37	271,138
15,897		FNMA	6.500	09/01/37	18,654
93,410		FNMA	6.500	09/01/37	106,750
403,031	i	FNMA	2.527	10/01/37	429,230
33,598		FNMA	6.500	10/01/37	38,395
366,469		FNMA	5.500	11/01/37	410,201
652,282		FNMA	6.000	11/01/37	736,511
36,903		FNMA	7.000	11/01/37	43,322
2,672		FNMA	6.500	01/01/38	3,054
201,598		FNMA	5.500	02/01/38	225,637
29,729		FNMA	6.500	02/01/38	33,974
35,379		FNMA	7.000	02/01/38	39,321
61,382	i	FNMA	2.395	03/01/38	65,187
18,541		FNMA	5.000	03/01/38	20,390
10,399		FNMA	5.000	03/01/38	11,436
36,943		FNMA	5.500	03/01/38	41,219
11,611		FNMA	6.000	03/01/38	13,306
85,224		FNMA	6.500	03/01/38	97,394
15,738		FNMA	6.500	03/01/38	17,985
392,146		FNMA	6.500	03/01/38	460,552
26,045		FNMA	5.000	04/01/38	28,643
622,038		FNMA	5.500	04/01/38	693,129
467,474		FNMA	6.000	04/01/38	527,509
33,144		FNMA	4.500	05/01/38	35,791
587,291		FNMA	5.000	05/01/38	645,882
1,823,727		FNMA	5.000	05/01/38	2,011,419
1,620,320		FNMA	6.000	06/01/38	1,831,108
2,312,256		FNMA	6.500	06/01/38	2,654,707
468,181		FNMA	6.000	07/01/38	529,271
7,785	i	FNMA	2.352	08/01/38	8,194
4,557	i	FNMA	2.625	08/01/38	4,835
1,566,395		FNMA	6.000	09/01/38	1,771,708
59,169	i	FNMA	2.080	10/01/38	61,887
6,205		FNMA	6.000	10/01/38	7,002
38,239		FNMA	5.500	11/01/38	42,573
7,550		FNMA	5.000	12/01/38	8,303
1,307,123		FNMA	5.500	12/01/38	1,455,275
222,977		FNMA	4.500	01/01/39	240,782
255,354		FNMA	5.000	01/01/39	280,829
5,277,609		FNMA	5.000	01/01/39	5,804,126
823,474		FNMA	5.500	01/01/39	920,463
161,171		FNMA	5.500	01/01/39	179,439
64,558		FNMA	6.000	01/01/39	72,849
50,687		FNMA	6.000	01/01/39	57,228
899,697		FNMA	4.500	02/01/39	972,738
421,192		FNMA	4.500	02/01/39	455,376
342,316		FNMA	4.500	02/01/39	369,650
13,613		FNMA	5.500	02/01/39	15,156
846,641		FNMA	4.000	04/01/39	895,987
127

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,944		FNMA	5.500%	04/01/39	$24,563
1,368,569		FNMA	4.500	05/01/39	1,493,699
284,729		FNMA	4.500	05/01/39	307,649
313,862		FNMA	4.500	06/01/39	339,606
784,529		FNMA	4.500	06/01/39	848,396
623,860		FNMA	5.500	06/01/39	697,276
16,548	i	FNMA	2.585	07/01/39	17,602
165,716		FNMA	4.500	07/01/39	179,308
214,048		FNMA	4.500	07/01/39	231,600
24,678		FNMA	5.000	07/01/39	27,286
174,577	i	FNMA	2.400	08/01/39	184,912
31,868	i	FNMA	2.440	08/01/39	33,788
447,808		FNMA	4.000	08/01/39	474,058
3,014,461		FNMA	4.000	08/01/39	3,190,157
38,427		FNMA	4.500	08/01/39	42,152
663,181		FNMA	4.500	08/01/39	717,432
1,809,592		FNMA	4.500	08/01/39	1,975,832
2,932,542		FNMA	5.000	08/01/39	3,231,345
29,729		FNMA	5.000	08/01/39	32,713
1,040,818		FNMA	4.000	09/01/39	1,101,662
59,062		FNMA	5.000	09/01/39	65,089
426,680		FNMA	5.500	09/01/39	479,493
265,260		FNMA	6.000	09/01/39	299,955
1,096,715		FNMA	6.500	10/01/39	1,253,330
49,258		FNMA	5.000	11/01/39	54,992
1,397,657		FNMA	4.000	12/01/39	1,479,591
4,781,179		FNMA	4.500	12/01/39	5,172,964
120,905		FNMA	4.500	12/01/39	132,325
324,215		FNMA	4.500	12/01/39	350,817
40,457	i	FNMA	3.669	01/01/40	42,680
84,490		FNMA	4.500	01/01/40	91,405
95,295		FNMA	5.000	01/01/40	104,943
644,689		FNMA	6.000	02/01/40	729,180
426,734		FNMA	4.500	03/01/40	461,802
863,462		FNMA	4.500	03/01/40	934,475
45,437		FNMA	5.000	03/01/40	50,229
41,462		FNMA	4.500	04/01/40	44,874
1,271,146		FNMA	5.000	04/01/40	1,403,203
1,536,953		FNMA	5.000	04/01/40	1,695,292
310,276	i	FNMA	2.422	05/01/40	328,661
221,302	i	FNMA	2.487	05/01/40	235,774
140,987	i	FNMA	2.524	05/01/40	149,647
48,197		FNMA	4.500	05/01/40	52,642
100,308		FNMA	4.500	07/01/40	108,556
122,852		FNMA	4.500	07/01/40	132,881
139,549		FNMA	5.000	07/01/40	154,432
66,943	i	FNMA	2.555	08/01/40	71,172
1,234,170		FNMA	4.500	08/01/40	1,335,616
904,076		FNMA	4.500	08/01/40	978,430
954,378		FNMA	5.000	08/01/40	1,053,028
741,940		FNMA	4.500	09/01/40	802,213
1,989,279		FNMA	4.500	09/01/40	2,152,668
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,885,802		FNMA	6.000%	09/01/40	$2,132,929
313,726		FNMA	3.500	10/01/40	324,318
1,406,541		FNMA	4.000	10/01/40	1,491,663
3,421,920		FNMA	4.000	10/01/40	3,628,984
2,101,510		FNMA	4.500	10/01/40	2,273,713
2,358,602		FNMA	3.500	11/01/40	2,438,397
1,575,448		FNMA	4.000	11/01/40	1,670,628
2,681,426		FNMA	4.000	11/01/40	2,843,473
2,483,354		FNMA	4.000	11/01/40	2,635,150
281,265		FNMA	4.500	11/01/40	304,365
244,343	i	FNMA	3.217	12/01/40	255,386
822,705		FNMA	4.000	12/01/40	872,427
6,629,505		FNMA	4.500	12/01/40	7,173,400
85,906		FNMA	3.500	01/01/41	88,813
148,602	i	FNMA	2.690	02/01/41	156,471
482,548		FNMA	3.500	02/01/41	498,894
2,314,287		FNMA	4.000	02/01/41	2,455,887
2,195,420		FNMA	4.000	03/01/41	2,328,145
1,708,882		FNMA	4.500	04/01/41	1,849,025
393,766		FNMA	4.500	05/01/41	426,020
2,359,170		FNMA	4.500	05/01/41	2,552,552
1,334,399		FNMA	4.500	06/01/41	1,443,560
399,236	i	FNMA	3.215	07/01/41	421,475
1,587,347		FNMA	4.500	07/01/41	1,717,588
4,187,318		FNMA	4.000	09/01/41	4,440,854
2,286,586		FNMA	4.500	09/01/41	2,473,854
823,529		FNMA	5.500	09/01/41	920,105
654,839	i	FNMA	2.961	10/01/41	697,335
145,520	i	FNMA	3.003	10/01/41	151,334
1,367,058		FNMA	3.500	11/01/41	1,413,427
1,212,675		FNMA	3.500	11/01/41	1,253,787
1,345,204	i	FNMA	2.834	12/01/41	1,394,410
7,359,916		FNMA	3.500	12/01/41	7,609,642
1,563,122		FNMA	4.000	12/01/41	1,657,963
3,611,580		FNMA	3.500	03/01/42	3,734,024
2,583,041		FNMA	4.000	03/01/42	2,741,148
2,296,300		FNMA	3.500	04/01/42	2,377,676
6,639,801		FNMA	3.500	04/01/42	6,862,769
3,184,806		FNMA	4.500	04/01/42	3,445,142
2,669,453		FNMA	5.000	04/01/42	2,998,817
2,320,600		FNMA	4.000	05/01/42	2,462,549
2,998,183		FNMA	5.000	05/01/42	3,312,662
2,018,530		FNMA	3.000	06/01/42	2,025,792
10,136,185		FNMA	3.500	06/01/42	10,475,845
5,159,327		FNMA	4.000	06/01/42	5,472,444
9,239,926		FNMA	4.000	06/01/42	9,802,860
16,075,737		FNMA	3.500	07/01/42	16,615,206
3,131,766		FNMA	4.500	07/01/42	3,388,440
3,483,545		FNMA	3.500	08/01/42	3,601,607
4,693,548		FNMA	3.000	09/01/42	4,707,885
6,503,216		FNMA	3.500	09/01/42	6,720,104
9,708,000		FNMA	3.000	10/01/42	9,735,869
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,386,881		FNMA	3.500%	10/01/42	$3,499,006
3,387,273		FNMA	2.500	01/01/43	3,272,039
12,022,508		FNMA	3.000	01/01/43	12,050,530
16,174,994		FNMA	3.000	02/01/43	16,206,804
4,125,590		FNMA	3.000	04/01/43	4,133,199
12,051,907		FNMA	3.000	04/01/43	12,074,169
2,642,224	i	FNMA	2.163	06/01/43	2,679,962
12,946,444		FNMA	3.000	06/01/43	12,969,369
3,443,648	i	FNMA	1.728	07/01/43	3,501,754
10,081,290		FNMA	3.000	07/01/43	10,098,783
9,977,671		FNMA	3.500	07/01/43	10,303,811
8,592,664		FNMA	3.000	08/01/43	8,607,253
4,416,132		FNMA	4.000	08/01/43	4,704,506
6,897,548		FNMA	3.000	09/01/43	6,908,981
10,024,520		FNMA	3.500	09/01/43	10,351,770
6,421,526		FNMA	3.500	10/01/43	6,632,171
1,196,840		FNMA	4.500	10/01/43	1,292,410
3,423,249		FNMA	4.000	11/01/43	3,622,989
7,634,723		FNMA	4.000	11/01/43	8,082,781
7,041,921		FNMA	4.500	12/01/43	7,604,233
2,250,984		FNMA	4.500	12/01/43	2,430,729
7,427,909		FNMA	4.000	01/01/44	7,861,366
6,649,550		FNMA	4.000	05/01/44	7,037,830
7,262,559		FNMA	4.000	07/01/44	7,685,854
7,757,592		FNMA	4.000	07/01/44	8,209,740
4,044,546		FNMA	3.500	09/01/44	4,174,633
7,384,316		FNMA	4.000	09/01/44	7,814,707
13,484,110		FNMA	3.500	10/01/44	13,917,805
8,612,174		FNMA	4.000	12/01/44	9,114,164
8,841,196		FNMA	3.000	01/01/45	8,853,579
22,598,465		FNMA	3.500	02/01/45	23,325,307
19,398,459		FNMA	3.500	05/01/45	20,022,378
14,734,220		FNMA	3.500	07/01/45	15,221,461
24,886,907		FNMA	4.000	07/01/45	26,347,158
4,167		Government National Mortgage Association (GNMA)	5.000	02/15/18	4,354
18,857		GNMA	4.500	02/15/19	19,368
9,097		GNMA	4.500	01/20/24	9,679
54,804		GNMA	4.000	04/15/24	58,272
10,363		GNMA	4.500	07/15/24	11,102
180,431		GNMA	4.000	08/15/24	191,662
48,813		GNMA	4.500	08/15/24	52,269
152,656		GNMA	4.000	09/15/24	162,198
27,464		GNMA	4.500	01/15/25	29,405
216,463		GNMA	4.000	08/15/25	228,619
121,650		GNMA	3.500	03/15/26	127,420
155,157		GNMA	4.000	04/15/26	163,349
123,029		GNMA	4.000	06/20/26	130,734
191,766		GNMA	3.500	11/20/26	200,153
982,278		GNMA	3.000	12/15/26	1,018,669
2,897,656		GNMA	2.500	04/20/27	2,952,219
1,803,970		GNMA	2.500	09/20/27	1,837,939
690		GNMA	6.500	09/15/28	789
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,087	GNMA	6.500%	09/15/28	$3,531
4,045	GNMA	6.500	11/15/28	4,627
1,197	GNMA	7.500	11/15/28	1,342
2,987,999	GNMA	3.500	11/20/28	3,122,329
8,562	GNMA	8.500	10/15/30	9,137
4,633	GNMA	8.500	10/20/30	5,516
547	GNMA	8.500	12/15/30	688
767	GNMA	7.000	06/20/31	926
966	GNMA	6.500	07/15/31	1,105
1,993	GNMA	7.000	07/15/31	2,066
2,000	GNMA	7.000	07/15/31	2,218
288,884	GNMA	6.000	10/15/32	333,545
40,991	GNMA	5.500	12/20/32	45,678
99,923	GNMA	5.500	05/15/33	113,078
16,230	GNMA	5.000	07/15/33	18,043
56,124	GNMA	5.500	07/15/33	63,822
13,894	GNMA	5.000	07/20/33	15,384
29,495	GNMA	5.000	08/15/33	32,361
75,304	GNMA	5.000	08/15/33	84,033
212,398	GNMA	5.500	09/15/33	242,789
171,431	GNMA	6.000	11/20/33	194,910
76,913	GNMA	5.500	05/20/34	85,783
105,498	GNMA	6.000	09/20/34	120,311
9,925	GNMA	5.000	10/20/34	10,962
242,294	GNMA	5.500	11/15/34	275,422
107,104	GNMA	6.500	01/15/35	125,424
57,920	GNMA	5.500	02/20/35	64,611
1,131,744	GNMA	5.000	03/20/35	1,249,959
374,539	GNMA	5.000	04/15/35	417,306
364,511	GNMA	5.500	05/20/35	406,206
14,300	GNMA	5.000	09/20/35	15,814
9,052	GNMA	5.000	11/15/35	9,919
9,100	GNMA	5.000	11/15/35	10,146
108,063	GNMA	5.500	02/20/36	120,417
12,471	GNMA	5.500	03/15/36	14,068
34,248	GNMA	5.500	05/20/36	38,075
8,901	GNMA	6.500	06/15/36	10,722
348,826	GNMA	5.500	06/20/36	388,105
18,622	GNMA	5.000	09/15/36	20,758
15,441	GNMA	6.000	09/15/36	17,320
32,462	GNMA	6.000	10/20/36	36,684
20,610	GNMA	5.000	12/15/36	22,968
40,745	GNMA	5.500	01/15/37	45,330
18,449	GNMA	6.000	01/20/37	20,866
500,550	GNMA	5.500	02/15/37	561,783
62,712	GNMA	6.000	02/20/37	70,886
452,563	GNMA	6.000	04/15/37	520,044
11,915	GNMA	6.500	04/15/37	13,632
201,660	GNMA	6.000	04/20/37	226,067
22,114	GNMA	6.000	06/15/37	25,274
37,134	GNMA	6.000	08/20/37	42,048
29,149	GNMA	6.500	08/20/37	33,367
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$143,590		GNMA	6.500%	11/20/37	$164,370
80,636		GNMA	6.000	12/15/37	91,115
9,777		GNMA	5.000	02/20/38	10,595
223,199		GNMA	5.000	04/15/38	246,835
9,668		GNMA	5.500	05/20/38	10,766
41,835		GNMA	5.500	06/15/38	47,181
102,566		GNMA	6.000	06/20/38	114,754
148,546		GNMA	5.500	07/15/38	165,535
809,009		GNMA	5.000	07/20/38	881,494
774,458		GNMA	5.500	07/20/38	853,327
20,456		GNMA	5.500	08/15/38	22,796
342,461		GNMA	6.000	08/15/38	387,052
109,628		GNMA	6.000	08/15/38	124,080
78,465		GNMA	6.000	08/20/38	87,789
306,026		GNMA	6.000	09/20/38	342,392
67,911		GNMA	5.000	10/15/38	74,513
25,025		GNMA	5.500	10/15/38	28,604
22,665		GNMA	6.500	10/20/38	24,294
14,385		GNMA	6.500	10/20/38	16,467
4,815		GNMA	5.500	11/15/38	5,366
57,931		GNMA	6.500	11/20/38	66,315
348,692		GNMA	6.000	12/15/38	394,014
4,948		GNMA	6.500	12/15/38	5,774
55,478		GNMA	5.000	01/15/39	61,423
1,523,933		GNMA	4.500	01/20/39	1,649,935
150,871		GNMA	6.500	01/20/39	174,466
55,188		GNMA	5.000	02/15/39	60,905
21,217		GNMA	6.000	02/15/39	23,998
509,799		GNMA	4.500	03/15/39	549,456
71,801		GNMA	4.500	03/15/39	77,500
49,896	i	GNMA	3.000	03/20/39	51,015
18,719		GNMA	4.500	03/20/39	20,199
281,246		GNMA	5.500	03/20/39	312,929
29,339		GNMA	4.500	04/15/39	31,731
494,088		GNMA	5.500	04/15/39	553,959
11,145		GNMA	5.000	04/20/39	12,313
61,117		GNMA	4.000	05/15/39	64,862
884,784		GNMA	4.500	05/15/39	956,863
466,644		GNMA	5.000	05/15/39	515,043
60,706		GNMA	4.000	05/20/39	64,928
163,132		GNMA	4.500	05/20/39	176,325
3,285,169		GNMA	5.000	05/20/39	3,638,186
2,387,670		GNMA	4.500	06/15/39	2,579,378
24,677		GNMA	4.500	06/15/39	26,687
55,296		GNMA	5.000	06/15/39	61,031
1,990,208		GNMA	5.000	06/15/39	2,225,968
24,612		GNMA	5.000	06/15/39	27,165
2,202,700		GNMA	5.000	06/15/39	2,466,769
28,061		GNMA	5.000	06/15/39	30,971
37,094		GNMA	4.000	06/20/39	39,537
22,430		GNMA	5.000	06/20/39	24,780
2,937,781		GNMA	4.000	07/15/39	3,117,139
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,044,492		GNMA	4.500%	07/15/39	$3,328,793
39,878		GNMA	4.500	07/15/39	43,080
78,329		GNMA	4.500	07/15/39	84,618
30,610		GNMA	5.000	07/15/39	33,852
371,823		GNMA	4.500	07/20/39	404,957
330,363		GNMA	5.000	07/20/39	364,975
30,525		GNMA	5.500	07/20/39	34,052
142,341		GNMA	4.000	08/15/39	151,034
463,893		GNMA	5.000	08/15/39	511,986
35,689		GNMA	5.500	08/15/39	39,789
113,963		GNMA	6.000	08/15/39	127,835
102,989		GNMA	4.000	08/20/39	110,187
88,532		GNMA	5.000	08/20/39	97,805
60,280		GNMA	5.000	09/15/39	66,731
121,369		GNMA	5.000	09/20/39	134,501
30,133		GNMA	4.500	10/15/39	32,497
16,818		GNMA	5.000	10/15/39	18,563
36,381		GNMA	4.500	10/20/39	39,623
69,764		GNMA	4.500	11/15/39	76,314
53,538		GNMA	4.500	11/20/39	58,309
63,636		GNMA	5.000	11/20/39	70,303
1,842,434		GNMA	4.500	12/15/39	1,990,243
100,930		GNMA	4.500	12/15/39	109,243
53,551		GNMA	4.500	12/20/39	58,323
1,957,795		GNMA	5.000	12/20/39	2,162,933
1,781,931		GNMA	4.500	01/20/40	1,940,737
25,703		GNMA	5.500	01/20/40	28,599
1,000,864		GNMA	5.500	02/15/40	1,115,352
117,796		GNMA	4.000	03/15/40	125,000
28,538		GNMA	5.000	03/15/40	31,598
18,387		GNMA	4.500	04/15/40	19,863
377,717		GNMA	5.000	04/15/40	417,767
74,255		GNMA	4.500	04/20/40	80,872
11,756		GNMA	4.500	05/15/40	12,685
322,201		GNMA	5.000	05/15/40	356,630
684,708	i	GNMA	2.000	05/20/40	707,770
16,397		GNMA	4.500	05/20/40	17,859
30,447		GNMA	4.500	06/15/40	32,928
5,897,993		GNMA	4.500	06/15/40	6,380,362
25,081		GNMA	4.500	06/15/40	27,095
352,003		GNMA	5.000	06/20/40	388,889
748,337		GNMA	4.500	07/15/40	808,046
234,334		GNMA	4.500	07/15/40	253,083
2,623,098		GNMA	4.500	07/20/40	2,856,888
78,352		GNMA	5.000	07/20/40	86,562
520,777		GNMA	4.000	08/15/40	552,502
2,143,452		GNMA	4.000	08/15/40	2,275,481
206,812		GNMA	4.500	08/15/40	226,174
203,476		GNMA	4.500	08/20/40	221,611
160,207		GNMA	4.500	09/20/40	174,486
44,068		GNMA	5.500	09/20/40	49,166
61,778		GNMA	6.500	09/20/40	70,718
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$62,353		GNMA	4.000%	10/15/40	$66,863
134,742		GNMA	6.000	10/20/40	153,194
732,055		GNMA	4.000	11/15/40	781,001
2,113,830		GNMA	4.000	11/20/40	2,263,763
520,620		GNMA	3.500	12/15/40	541,990
705,974		GNMA	5.500	12/20/40	785,491
2,262,610		GNMA	4.000	01/15/41	2,401,888
5,437,919		GNMA	4.000	01/20/41	5,823,990
505,115		GNMA	4.000	02/15/41	536,255
1,549,621		GNMA	4.500	02/20/41	1,687,741
861,966		GNMA	4.500	03/15/41	932,197
1,958,015		GNMA	4.500	04/20/41	2,132,540
378,939		GNMA	5.000	04/20/41	418,651
189,213	i	GNMA	4.000	06/20/41	195,779
455,457		GNMA	4.000	07/15/41	483,305
757,096		GNMA	4.000	07/20/41	809,998
2,424,901		GNMA	4.500	07/20/41	2,641,047
2,148,877		GNMA	5.000	07/20/41	2,374,054
617,641		GNMA	4.500	08/15/41	666,777
928,172		GNMA	5.000	08/20/41	1,025,442
1,132,876		GNMA	4.000	09/15/41	1,202,978
106,502	i	GNMA	3.000	09/20/41	110,603
3,369,457		GNMA	4.000	09/20/41	3,603,515
239,604		GNMA	4.000	10/15/41	254,353
238,786	i	GNMA	1.625	10/20/41	248,682
148,850	i	GNMA	3.500	10/20/41	153,215
4,198,857		GNMA	4.000	10/20/41	4,490,819
484,037		GNMA	5.500	10/20/41	538,542
1,285,553		GNMA	3.500	11/15/41	1,338,528
2,752,947		GNMA	4.000	11/15/41	2,921,927
5,356,614		GNMA	4.500	11/20/41	5,835,186
2,070,455		GNMA	5.000	11/20/41	2,299,432
646,909		GNMA	6.000	11/20/41	723,766
2,706,728		GNMA	3.500	01/20/42	2,829,282
848,369	i	GNMA	3.000	02/20/42	877,885
1,342,288		GNMA	3.500	03/20/42	1,403,064
2,151,810		GNMA	4.500	03/20/42	2,343,615
2,491,086		GNMA	3.500	04/15/42	2,593,744
12,845,318		GNMA	3.500	05/20/42	13,426,948
3,582,360		GNMA	3.500	05/20/42	3,754,885
3,039,260		GNMA	4.000	05/20/42	3,246,365
6,374,827		GNMA	3.500	07/15/42	6,640,269
799,402	i	GNMA	1.875	07/20/42	823,175
2,983,974		GNMA	3.500	07/20/42	3,119,089
3,451,821		GNMA	3.000	08/20/42	3,510,950
3,707,089		GNMA	3.500	08/20/42	3,885,378
12,355,292		GNMA	3.500	08/20/42	12,914,746
2,597,076		GNMA	6.000	08/20/42	2,941,246
4,699,778		GNMA	3.500	10/20/42	4,912,588
4,959,702		GNMA	3.000	11/20/42	5,044,659
3,933,909		GNMA	3.000	12/20/42	3,996,665
5,737,089		GNMA	3.000	12/20/42	5,835,362
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,098,189		GNMA	3.000%	01/15/43	$6,201,845
3,528,369		GNMA	3.000	01/15/43	3,588,199
4,361,306		GNMA	3.000	01/20/43	4,436,013
4,050,086		GNMA	3.000	02/20/43	4,125,227
7,355,422		GNMA	3.000	02/20/43	7,481,417
1,472,143		GNMA	3.000	04/15/43	1,497,107
1,641,596		GNMA	5.000	04/20/43	1,813,434
3,014,363		GNMA	3.000	05/20/43	3,066,000
4,675,285		GNMA	3.000	06/20/43	4,755,374
8,340,357		GNMA	3.500	06/20/43	8,742,727
9,950,541		GNMA	3.000	07/20/43	10,121,000
4,959,731		GNMA	3.500	07/20/43	5,182,417
7,271,556		GNMA	3.500	09/20/43	7,595,815
3,174,326		GNMA	4.000	09/20/43	3,378,688
2,836,798		GNMA	4.000	10/20/43	3,025,512
1,393,827		GNMA	3.500	11/20/43	1,455,875
3,470,194		GNMA	4.000	11/20/43	3,701,045
2,838,582		GNMA	4.500	12/20/43	3,053,187
2,967,667		GNMA	4.500	01/20/44	3,192,031
3,610,363		GNMA	3.500	02/20/44	3,772,760
5,734,666		GNMA	4.000	02/20/44	6,112,066
5,864,845		GNMA	4.000	05/20/44	6,244,537
6,057,855		GNMA	4.000	06/20/44	6,447,881
16,006,478		GNMA	3.500	07/20/44	16,726,500
10,081,028		GNMA	4.000	10/20/44	10,709,214
4,996,803		GNMA	4.500	10/20/44	5,374,575
11,828,188		GNMA	3.500	11/20/44	12,360,272
3,555,418		GNMA	4.000	11/20/44	3,776,945
14,595,479		GNMA	3.000	12/20/44	14,808,003
8,549,703		GNMA	3.500	02/20/45	8,922,856
14,413,626		GNMA	3.000	04/20/45	14,623,503
14,646,394		GNMA	3.000	06/20/45	14,859,660
14,733,314		GNMA	3.000	07/20/45	14,947,845
24,295,567		GNMA	4.000	08/20/45	25,809,353
15,000,000	h	GNMA	3.000	12/20/45	15,218,415
15,000,000	h	GNMA	3.500	12/20/45	15,654,678
		TOTAL MORTGAGE BACKED			1,746,297,549

MUNICIPAL BONDS - 1.6%
300,000		American Municipal Power	7.834	02/15/41	412,854
500,000		American Municipal Power	6.270	02/15/50	581,465
500,000		Bay Area Toll Authority	6.263	04/01/49	673,850
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	878,407
250,000		City of Chicago IL	7.375	01/01/33	264,180
300,000		City of Chicago IL	5.432	01/01/42	255,723
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	942,600
150,000		Colorado Bridge Enterprise	6.078	12/01/40	187,257
200,000		Commonwealth of Massachusetts	4.200	12/01/21	215,384
500,000		Commonwealth of Massachusetts	5.731	06/01/40	620,755
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	220,085
200,000		County of Clark NV	6.820	07/01/45	278,592
350,000		Denver City & County School District No	4.242	12/15/37	346,598
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	District of Columbia	5.591%	12/01/34	$242,696
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	109,929
200,000	Energy Northwest	2.814	07/01/24	198,174
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	506,760
46,288	Kentucky Asset Liability Commission	3.165	04/01/18	46,904
30,000	Los Angeles Unified School District	5.750	07/01/34	36,114
100,000	Massachusetts School Building Authority	5.715	08/15/39	121,587
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	127,994
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,222,799
650,000	Metropolitan Transportation Authority	7.336	11/15/39	952,919
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	588,395
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	300,027
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	593,740
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,081,218
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	475,784
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,374,460
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	823,656
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	375,926
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	733,544
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,211,507
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	611,135
600,000	New York State Dormitory Authority	5.289	03/15/33	699,744
130,000	New York State Dormitory Authority	5.628	03/15/39	156,469
545,000	New York State Dormitory Authority	5.600	03/15/40	657,924
400,000	New York State Urban Development Corp	5.838	03/15/40	485,672
100,000	Ohio State University	4.910	06/01/40	112,265
675,000	Ohio State Water Development Authority	4.879	12/01/34	758,410
750,000	Oregon School Boards Association	4.759	06/30/28	825,142
250,000	Oregon School Boards Association	5.680	06/30/28	297,580
100,000	Oregon State Department of Transportation	5.834	11/15/34	126,981
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	242,238
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	591,195
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	307,281
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,056,760
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	203,346
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	114,270
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	962,528
200,000	State of California	1.050	02/01/16	200,114
300,000	State of California	5.750	03/01/17	316,149
600,000	State of California	6.200	10/01/19	688,116
645,000	State of California	5.700	11/01/21	756,649
250,000	State of California	7.500	04/01/34	348,842
285,000	State of California	7.550	04/01/39	413,965
3,400,000	State of California	7.300	10/01/39	4,758,606
2,740,000	State of California	7.625	03/01/40	3,990,180
300,000	State of Connecticut	5.090	10/01/30	330,765
620,000	State of Connecticut	5.850	03/15/32	730,819
1,045,000	State of Illinois	4.961	03/01/16	1,051,469
4,450,000	State of Illinois	5.100	06/01/33	4,208,142
1,295,000	State of Illinois	6.725	04/01/35	1,352,304
500,000	State of Illinois	5.650	12/01/38	468,405
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	State of Kansas Department of Transportation	4.596%	09/01/35	$544,560
300,000	State of Oregon	5.762	06/01/23	344,271
600,000	State of Texas	4.631	04/01/33	662,634
50,000	State of Texas	5.517	04/01/39	62,530
1,000,000	State of Texas	4.681	04/01/40	1,115,010
575,000	State of Texas Transportation Commission	5.028	04/01/26	657,524
500,000	State of Utah	3.539	07/01/25	525,775
200,000	State of Washington	5.090	08/01/33	229,124
604,000	State Public School Building Authority	5.000	09/15/27	648,944
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,142,610
300,000	Tennessee Valley Authority	1.750	10/15/18	303,070
750,000	Tennessee Valley Authority	3.875	02/15/21	819,039
750,000	Tennessee Valley Authority	2.875	09/15/24	754,155
500,000	Tennessee Valley Authority	5.880	04/01/36	642,389
500,000	Tennessee Valley Authority	5.500	06/15/38	619,035
300,000	Tennessee Valley Authority	3.500	12/15/42	277,079
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,829,118
300,000	Tennessee Valley Authority	4.250	09/15/65	293,127
500,000	University of California	1.796	07/01/19	500,335
200,000	University of California	5.770	05/15/43	245,068
200,000	University of California	3.931	05/15/45	193,766
200,000	University of California	4.131	05/15/45	196,952
860,000	University of California	4.858	05/15/12	817,318
200,000	University of California	4.767	05/15/15	189,602
100,000	University of Pennsylvania	4.674	09/01/12	100,400
200,000	University of Southern California	5.250	10/01/11	226,019
700,000	University of Texas	4.794	08/15/46	798,140
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	170,934
	TOTAL MUNICIPAL BONDS			60,733,876

U.S. TREASURY SECURITIES - 36.0%
9,000,000	United States Treasury Bond	5.250	11/15/28	11,760,417
26,060,000	United States Treasury Bond	5.250	02/15/29	34,144,620
16,250,000	United States Treasury Bond	4.500	02/15/36	20,797,367
4,644,000	United States Treasury Bond	4.375	02/15/38	5,850,674
36,983,000	United States Treasury Bond	3.500	02/15/39	40,829,121
850,000	United States Treasury Bond	4.375	11/15/39	1,066,820
12,585,000	United States Treasury Bond	3.875	08/15/40	14,685,248
11,185,000	United States Treasury Bond	4.250	11/15/40	13,801,809
26,350,000	United States Treasury Bond	4.375	05/15/41	33,191,013
10,000,000	United States Treasury Bond	3.750	08/15/41	11,464,530
4,300,000	United States Treasury Bond	3.125	11/15/41	4,433,270
4,550,000	United States Treasury Bond	3.125	02/15/42	4,688,356
10,000,000	United States Treasury Bond	3.000	05/15/42	10,040,800
10,000,000	United States Treasury Bond	2.750	08/15/42	9,537,910
4,000,000	United States Treasury Bond	2.750	11/15/42	3,805,844
10,250,000	United States Treasury Bond	2.875	05/15/43	9,973,065
6,500,000	United States Treasury Bond	3.625	08/15/43	7,306,182
2,000,000	United States Treasury Bond	3.750	11/15/43	2,299,202
7,615,000	United States Treasury Bond	3.625	02/15/44	8,549,894
2,500,000	United States Treasury Bond	3.375	05/15/44	2,677,825
14,000,000	United States Treasury Bond	3.125	08/15/44	14,279,874
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,750,000	United States Treasury Bond	3.000%	11/15/44	$16,656,435
8,000,000	United States Treasury Bond	2.500	02/15/45	7,163,152
22,000,000	United States Treasury Bond	3.000	05/15/45	21,857,308
16,000,000	United States Treasury Bond	2.875	08/15/45	15,509,376
15,000,000	United States Treasury Bond	3.000	11/15/45	14,926,680
62,000,000	United States Treasury Note	0.500	06/15/16	61,995,040
20,000,000	United States Treasury Note	0.500	08/31/16	19,977,060
14,000,000	United States Treasury Note	1.000	08/31/16	14,028,980
14,200,000	United States Treasury Note	1.000	09/30/16	14,228,826
27,000,000	United States Treasury Note	0.625	11/15/16	26,964,090
173,000	United States Treasury Note	4.625	11/15/16	178,744
278,400	United States Treasury Note	7.500	11/15/16	294,495
8,000,000	United States Treasury Note	0.500	11/30/16	7,978,632
15,250,000	United States Treasury Note	0.875	11/30/16	15,259,318
50,300,000	United States Treasury Note	0.875	01/31/17	50,305,382
61,750,000	United States Treasury Note	0.750	10/31/17	61,426,060
31,000,000	United States Treasury Note	0.750	12/31/17	30,793,075
8,044,000	United States Treasury Note	2.750	12/31/17	8,305,325
21,000,000	United States Treasury Note	0.875	01/31/18	20,897,016
8,127,000	United States Treasury Note	2.625	01/31/18	8,380,749
31,000,000	United States Treasury Note	0.750	02/28/18	30,738,546
23,000,000	United States Treasury Note	0.750	03/31/18	22,796,197
6,172,000	United States Treasury Note	2.625	04/30/18	6,381,373
6,266,000	United States Treasury Note	3.875	05/15/18	6,669,136
72,000,000	United States Treasury Note	1.000	05/31/18	71,639,424
7,862,000	United States Treasury Note	2.375	05/31/18	8,085,485
7,000,000	United States Treasury Note	1.375	06/30/18	7,028,686
15,000,000	United States Treasury Note	1.375	07/31/18	15,059,715
13,065,000	United States Treasury Note	2.250	07/31/18	13,409,132
40,350,000	United States Treasury Note	1.500	08/31/18	40,624,622
22,000,000	United States Treasury Note	1.375	09/30/18	22,072,094
28,000,000	United States Treasury Note	1.250	10/31/18	27,964,412
1,681,000	United States Treasury Note	9.000	11/15/18	2,045,036
33,500,000	United States Treasury Note	1.250	11/30/18	33,448,276
25,000,000	United States Treasury Note	1.500	12/31/18	25,117,275
25,000,000	United States Treasury Note	1.500	01/31/19	25,091,900
2,802,400	United States Treasury Note	2.750	02/15/19	2,920,913
30,000,000	United States Treasury Note	1.500	02/28/19	30,099,840
36,000,000	United States Treasury Note	1.625	03/31/19	36,231,480
40,750,000	United States Treasury Note	1.500	05/31/19	40,795,273
40,000,000	United States Treasury Note	1.625	06/30/19	40,187,320
18,000,000	United States Treasury Note	1.625	07/31/19	18,066,024
50,500,000	United States Treasury Note	1.625	08/31/19	50,653,873
38,500,000	United States Treasury Note	1.750	09/30/19	38,768,383
29,000,000	United States Treasury Note	1.500	10/31/19	28,914,885
57,000,000	United States Treasury Note	1.500	11/30/19	56,783,970
33,500,000	United States Treasury Note	1.625	12/31/19	33,508,409
36,500,000	United States Treasury Note	1.250	01/31/20	35,944,653
78,500,000	United States Treasury Note	1.375	02/29/20	77,613,578
5,000,000	United States Treasury Note	1.375	03/31/20	4,939,465
20,000,000	United States Treasury Note	1.375	04/30/20	19,745,460
50,000,000	United States Treasury Note	1.500	05/31/20	49,579,450
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$45,000,000	United States Treasury Note	1.625%	06/30/20	$44,826,210
22,500,000	United States Treasury Note	1.625	07/31/20	22,398,255
4,000,000	United States Treasury Note	2.000	07/31/20	4,047,072
5,342,000	United States Treasury Note	2.625	08/15/20	5,551,091
34,000,000	United States Treasury Note	1.375	08/31/20	33,463,072
30,000,000	United States Treasury Note	1.375	09/30/20	29,488,890
6,000,000	United States Treasury Note	2.000	09/30/20	6,066,930
40,000,000	United States Treasury Note	1.375	10/31/20	39,303,160
50,000,000	United States Treasury Note	1.625	11/30/20	49,716,650
5,000,000	United States Treasury Note	2.000	11/30/20	5,052,120
40,000,000	United States Treasury Note	1.750	12/31/20	39,967,800
5,900,000	United States Treasury Note	3.625	02/15/21	6,416,026
10,000,000	United States Treasury Note	2.000	02/28/21	10,086,160
27,610,000	United States Treasury Note	2.125	08/15/21	27,943,943
2,070,000	United States Treasury Note	2.000	11/15/21	2,076,512
13,379,100	United States Treasury Note	8.000	11/15/21	17,876,070
5,000,000	United States Treasury Note	1.750	02/28/22	4,929,615
3,000,000	United States Treasury Note	1.750	03/31/22	2,954,205
5,000,000	United States Treasury Note	2.000	07/31/22	4,986,940
10,500,000	United States Treasury Note	1.625	11/15/22	10,200,015
12,000,000	United States Treasury Note	2.500	08/15/23	12,311,412
13,000,000	United States Treasury Note	2.750	11/15/23	13,566,839
26,000,000	United States Treasury Note	2.500	05/15/24	26,566,046
6,000,000	United States Treasury Note	2.375	08/15/24	6,062,136
55,005,000	United States Treasury Note	2.250	11/15/24	54,972,767
14,000,000	United States Treasury Note	2.000	02/15/25	13,684,286
37,000,000	United States Treasury Note	2.125	05/15/25	36,514,967
37,000,000	United States Treasury Note	2.000	08/15/25	36,074,408
34,000,000	United States Treasury Note	2.250	11/15/25	33,923,908
	TOTAL U.S. TREASURY SECURITIES			2,206,261,374

	TOTAL GOVERNMENT BONDS			4,420,006,311
	(Cost $4,392,161,311)

STRUCTURED ASSETS - 1.8%

ASSET BACKED - 1.0%
142,033	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	142,222
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	300,253
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	501,348
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	150,825
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	2,976,999
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	498,536
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,255,999
	Series - 2006 A3 (Class A3)
1,000,000	Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,000,122
	Series - 2014 A5 (Class A)
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$660,000		Capital One Multi-Asset Execution Trust	5.750%	07/15/20	$705,341
		Series - 2007 A7 (Class A7)
505,601		CenterPoint Energy Transition	3.460	08/15/19	517,518
		Series - 0 1 (Class A2)
500,000		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	545,677
		Series - 2005 A (Class A5)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	603,949
		Series - 2012 1 (Class A2)
395,000		Chase Issuance Trust	1.010	10/15/18	394,635
		Series - 2013 A8 (Class A8)
1,000,000		Chase Issuance Trust	1.150	01/15/19	999,196
		Series - 2014 A1 (Class A)
1,000,000		Chase Issuance Trust	2.770	03/15/23	1,015,731
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	971,364
		Series - 2012 A7 (Class A7)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	801,143
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	333,436
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,004,958
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,042,175
		Series - 0 A1 (Class A1)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,270,819
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,003,585
		Series - 2014 A4 (Class A4)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,207,448
		Series - 2007 A1 (Class A1)
172,840		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	177,332
		Series - 2010 K007 (Class A1)
3,019,553		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,971,600
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,948,905
		Series - 2012 K023 (Class A2)
437,636		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	449,333
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	496,188
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	499,074
		Series - 2013 K027 (Class A2)
93,528		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	95,650
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,059,543
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	525,266
		Series - 2013 K034 (Class A2)
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527%	10/25/23	$1,571,235
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,002,733
		Series - 2015 K045 (Class A2)
79,444		Ford Credit Auto Owner Trust	0.550	07/15/17	79,414
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	815,226
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	501,563
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,890,502
		Series - 2012 6 (Class A)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	224,757
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,969,479
		Series - 2015 B (Class C)
134,230		Nissan Auto Receivables Owner Trust	1.000	07/16/18	134,261
		Series - 2012 A (Class A4)
7,585	i	Residential Asset Securities Corp	6.489	10/25/30	7,637
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,603
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	202,737
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,500,191
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	300,571
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,003,049
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	573,675
		Series - 2014 5 (Class C)
103,315		Toyota Auto Receivables Owner Trust	0.670	12/15/17	103,095
		Series - 2014 A (Class A3)
93,552		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	93,164
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,821
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,053,408
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			49,524,291

OTHER MORTGAGE BACKED - 0.8%
93,585	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	94,079
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	455,590
		Series - 2006 6 (Class A4)
1,254,042		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,278,222
		Series - 2006 PW14 (Class A4)
157,859	i	Bear Stearns Commercial Mortgage Securities	5.722	06/11/40	161,595
		Series - 2007 PW16 (Class A4)
432,166		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	437,870
		Series - 2006 T24 (Class A4)
970,205	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,011,854
		Series - 2007 PW17 (Class A4)
141

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$521,203
		Series - 2007 PW18 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	748,141
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,058,458
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	267,568
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	508,293
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	975,927
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	982,734
		Series - 2015 GC27 (Class AS)
641,632	i	Citigroup Commercial Mortgage Trust	6.137	12/10/49	674,619
		Series - 2008 2008-C7 (Class A4)
522,351		Citigroup Commercial Mortgage Trust	5.322	12/11/49	531,128
		Series - 2007 2007-CD4 (Class A4)
1,500,000		COMM 2015-LC23 Mortgage Trust	3.221	10/10/53	1,537,814
		Series - 2015 LC23 (Class A2)
1,500,000		COMM 2015-LC23 Mortgage Trust	3.774	10/10/53	1,527,843
		Series - 2015 LC23 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,045,029
		Series - 2013 CR13 (Class A2)
662,290		COMM Mortgage Trust	2.256	12/10/44	665,206
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	609,102
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	502,203
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	747,579
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	397,838
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	526,991
		Series - 0 CR7 (Class A4)
317,511	i	COMM Mortgage Trust	5.768	06/10/46	320,125
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,055,163
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	534,369
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,016,103
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	518,545
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	986,648
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,051,195
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,029,181
		Series - 2014 UBS3 (Class A4)
142

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		COMM Mortgage Trust	3.694%	08/10/47	$1,015,943
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,013,182
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,027,080
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.263	02/10/48	957,507
		Series - 2015 LC19 (Class C)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,019,720
		Series - 2015 CR25 (Class A4)
254,865	i	COMM Mortgage Trust	5.796	12/10/49	264,354
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.044	12/10/49	314,645
		Series - 2008 LS1 (Class ASM)
149,814		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	151,395
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,139,210
		Series - 2006 C4 (Class AM)
464,175		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	474,502
		Series - 2007 GG9 (Class A4)
1,609,066		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,660,050
		Series - 2007 GG11 (Class A4)
8,656	i	GS Mortgage Securities Corp II	5.622	04/10/38	8,649
		Series - 2006 GG6 (Class AM)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	447,477
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	296,244
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	297,486
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,815,192
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	516,484
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	207,628
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	250,021
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	498,881
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	532,720
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	203,579
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,052,874
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,539,518
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,869,553
		Series - 2015 GC28 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	100,171
		Series - 2009 IWST (Class A2)
143

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,737		JP Morgan Chase Commercial Mortgage Securities Corp	5.115%	07/15/41	$14,736
		Series - 2004 LN2 (Class A2)
1,072,012		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,089,948
		Series - 2006 CB17 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.909	04/15/45	201,902
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.192	05/15/45	307,490
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	308,650
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	524,460
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	496,815
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	532,463
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	531,420
		Series - 2013 C16 (Class A4)
1,409,852		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,435,872
		Series - 2006 LDP9 (Class A3)
856,480		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	877,010
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	412,532
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	295,682
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	499,855
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	571,906
		Series - 2013 C10 (Class AS)
301,849	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.774	06/15/49	302,545
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.774	06/15/49	876,990
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	511,901
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,525,534
		Series - 2014 C24 (Class A2)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,039,390
		Series - 2015 C33 (Class A4)
123,620		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	125,409
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	201,235
		Series - 2006 C6 (Class AJ)
1,331,477		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,361,953
		Series - 2007 C1 (Class A4)
787,872		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	808,558
		Series - 2007 C2 (Class A3)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	626,588
		Series - 2007 C6 (Class AM)
294,606	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	309,158
		Series - 2007 C7 (Class A3)
144

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$139,317	i	Merrill Lynch Mortgage Trust	5.666%	05/12/39	$139,462
		Series - 2006 C1 (Class A4)
44,898	i	Merrill Lynch Mortgage Trust	5.836	06/12/50	44,863
		Series - 2007 C1 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	163,535
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,345
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	746,957
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	501,510
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	236,797
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	209,350
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	407,526
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	586,749
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,297,020
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,081,288
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,446,522
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,019,630
		Series - 2015 C24 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	605,602
		Series - 2007 IQ13 (Class A4)
138,445	i	Morgan Stanley Capital I	5.731	07/12/44	139,289
		Series - 2006 HQ9 (Class A4)
250,000		Morgan Stanley Capital I	2.111	03/15/45	250,677
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,275,686
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,589,664
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	211,099
		Series - 2007 T25 (Class AM)
1,487,507		Morgan Stanley Capital I	5.809	12/12/49	1,553,770
		Series - 2007 IQ16 (Class A4)
182,555		Morgan Stanley Capital I	4.770	07/15/56	183,708
		Series - 0 IQ9 (Class AJ)
680,186		Morgan Stanley Capital I Trust	5.569	12/15/44	707,767
		Series - 2007 HQ13 (Class A3)
244,213	i	TIAA Seasoned Commercial Mortgage Trust	5.510	08/15/39	244,982
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,505,492
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	501,154
		Series - 0 C6 (Class A4)
145

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		UBS Barclays Commercial Mortgage Trust	3.525%	05/10/63	$1,023,190
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	416,498
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	105,312
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	102,276
		Series - 2007 2007-C30 (Class A5)
87,975	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	87,894
		Series - 2006 2006-C23 (Class AJ)
725,769		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	751,666
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	306,492
		Series - 2006 2006-C28 (Class AM)
1,152,802	i	Wachovia Bank Commercial Mortgage Trust	5.952	02/15/51	1,191,602
		Series - 2007 2007-C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.952	02/15/51	210,991
		Series - 2007 2007-C33 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust 2015-C31	3.695	11/15/48	2,027,880
		Series - 2015 C31 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.838	06/15/45	258,369
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	399,829
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	770,960
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	605,663
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	494,583
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,047,732
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,091,658
		Series - 2014 C20 (Class A3)
123,258		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	122,614
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	501,446
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			94,468,381

		TOTAL STRUCTURED ASSETS			143,992,672
		(Cost $144,900,899)

		TOTAL BONDS			6,069,207,895
		(Cost $6,062,461,218)

SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.8%
25,000,000		Federal Home Loan Bank (FHLB)	0.210	01/25/16	24,997,800
24,000,000		FHLB	0.250	02/24/16	23,991,504
		TOTAL GOVERNMENT AGENCY DEBT			48,989,304
146

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.8%
$50,000,000	United States Treasury Bill	0.132%	01/28/16	$49,995,650
	TOTAL TREASURY DEBT			49,995,650

	TOTAL SHORT-TERM INVESTMENTS			98,984,954
	(Cost $98,982,372)

	TOTAL INVESTMENTS - 101.0%			6,168,192,849
	(Cost $6,161,443,590)
	OTHER ASSETS & LIABILITIES, NET - (1.0)%			(64,886,398)
	NET ASSETS - 100.0%			$6,103,306,451

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $38,235,772 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
147

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.9%

AUTOMOBILES & COMPONENTS - 0.2%
$1,980,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,977,525
3,950,000	i	Gates Global LLC	4.250	07/05/21	3,696,054
		TOTAL AUTOMOBILES & COMPONENTS			5,673,579

CAPITAL GOODS - 0.2%
972,563	i	CHI Overhead Doors, Inc	4.750	07/31/22	952,508
1,400,000	i	Plaze, Inc	5.250	07/31/22	1,386,000
2,561,901	i	TransDigm, Inc	3.750	02/28/20	2,495,368
		TOTAL CAPITAL GOODS			4,833,876

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
443,935	i	AECOM Technology Corp	3.750	10/15/21	443,104
2,481,108	i	Connolly Corp	4.500	05/14/21	2,394,269
3,161,287	i	Creative Artists Agency LLC	5.500	12/17/21	3,145,481
1,110,000	h,i	Staples, Inc	3.500	04/24/21	1,095,659
317,518	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	308,787
55,607	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	54,078
850,000	i	XPO Logistics, Inc	5.500	10/30/21	845,393
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,286,771

CONSUMER DURABLES & APPAREL - 0.1%
1,831,522	i	Otter Products LLC	5.750	06/03/20	1,746,814
		TOTAL CONSUMER DURABLES & APPAREL			1,746,814

CONSUMER SERVICES - 0.7%
2,347,222	i	Hilton Worldwide	3.500	10/26/20	2,340,627
5,000,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	4,781,250
4,987,500	i	Knowledge Universe Education LLC	6.000	08/13/22	4,862,813
925,071	i	Marina District Finance Co, Inc	6.500	08/15/18	922,758
582,000	i	MGM Resorts International	3.500	12/20/19	573,270
411,544	i	Pinnacle Entertainment, Inc	3.750	08/13/20	409,873
6,078,569	i	Spin Holdco, Inc	4.250	11/14/19	5,826,308
		TOTAL CONSUMER SERVICES			19,716,899

DIVERSIFIED FINANCIALS - 0.5%
7,980,000		DTZ US Borrower LLC	4.250	11/04/21	7,772,999
1,934,499	i	DTZ US Borrower LLC	4.250	11/04/21	1,884,318
683,109	i	TransFirst, Inc	4.750	11/12/21	676,400
4,003,688	i	TransUnion LLC	3.500	04/09/21	3,881,895
		TOTAL DIVERSIFIED FINANCIALS			14,215,612

FOOD & STAPLES RETAILING - 0.2%
3,275,250	i	Albertson’s Holdings LLC	5.500	08/25/21	3,243,742
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	Rite Aid Corp	5.750%	08/21/20	$1,000,500
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,494,840
		TOTAL FOOD & STAPLES RETAILING			5,739,082

FOOD, BEVERAGE & TOBACCO - 0.1%
1,426,425	i	Hostess Brands LLC	4.500	08/03/22	1,417,510
236,013	i	Post Holdings, Inc	3.750	06/02/21	235,386
		TOTAL FOOD, BEVERAGE & TOBACCO			1,652,896

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,419,311	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,370,925
2,664,437	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,649,996
2,932,500	i	HCA, Inc	3.357	05/01/18	2,927,016
2,932,620	i	Kinetic Concepts, Inc	4.500	05/04/18	2,817,749
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,765,686

INSURANCE - 0.3%
7,372,026	i	Acrisure LLC	6.500	05/19/22	7,049,499
1,188,457	i	USI, Inc	4.250	12/27/19	1,147,752
		TOTAL INSURANCE			8,197,251

MATERIALS - 0.3%
1,336,500	i	Eco Services Operations LLC	4.750	12/04/21	1,314,368
2,055,556	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,978,472
800,000	i	Solenis International LP	7.750	07/31/22	630,000
3,959,723	i	Tronox Pigments BV	4.500	03/19/20	3,494,455
		TOTAL MATERIALS			7,417,295

MEDIA - 0.5%
5,236,875	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	4,927,009
1,233,012	i	CSC Holdings LLC	2.924	04/17/20	1,227,624
2,375,000	i	Neptune Finco Corp	5.000	10/09/22	2,368,326
1,605,550	i	Time, Inc	4.250	04/26/21	1,581,467
1,969,585	i	Univision Communications, Inc	4.000	03/01/20	1,924,284
1,346,642	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	1,316,976
		TOTAL MEDIA			13,345,686

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,883,639	i	NBTY, Inc	3.500	10/01/17	2,833,175
173,250	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	166,277
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,999,452

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000	i	Avago Technologies Cayman Finance Ltd	4.250	11/13/22	4,940,650
4,412,777	i	Avago Technologies Ltd	3.750	05/06/21	4,398,083
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,338,733

SOFTWARE & SERVICES - 0.6%
1,100,000	i	Asurion LLC	8.500	03/03/21	932,250
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,537,813
1,933,202	i	IMS Health, Inc	3.500	03/17/21	1,884,872
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,294,613	i	Infor US, Inc	3.750%	06/03/20	$1,212,625
2,157,921	i	Mitchell International, Inc	4.500	10/13/20	2,037,077
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,855,010
1,269,849	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,253,976
2,201,023	i	ProQuest LLC	5.750	10/24/21	2,154,251
317,825	i	SS&C Technologies Holdings Europe SARL	4.018	07/08/22	315,044
2,159,641	i	SS&C Technologies Holdings, Inc	4.007	07/08/22	2,140,744
		TOTAL SOFTWARE & SERVICES			16,323,662

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,034,750	i	CommScope, Inc	3.827	12/29/22	3,010,108
1,960,000	i	Scientific Games International, Inc	6.000	10/18/20	1,788,500
1,975,075	i	Sensata Technologies BV	3.000	10/14/21	1,936,403
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,735,011

TELECOMMUNICATION SERVICES - 0.0%
556,335	i	Internap Network Services Corp	6.000	11/26/19	522,955
		TOTAL TELECOMMUNICATION SERVICES			522,955

UTILITIES - 0.0%
241,875	i	Calpine Corp	4.000	10/09/19	235,223
		TOTAL UTILITIES			235,223

		TOTAL BANK LOAN OBLIGATIONS			137,746,483
		(Cost $141,969,346)

BONDS - 93.1%

CORPORATE BONDS - 40.0%

AUTOMOBILES & COMPONENTS - 0.4%
950,000		Delphi Automotive plc	3.150	11/19/20	948,875
1,000,000		Ford Motor Co	7.450	07/16/31	1,233,441
2,750,000	g	Gates Global LLC	6.000	07/15/22	1,980,000
2,000,000		Johnson Controls, Inc	4.625	07/02/44	1,694,982
1,450,000		Magna International, Inc	3.625	06/15/24	1,417,800
325,000		Magna International, Inc	4.150	10/01/25	331,034
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,813,000
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	180,250
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	898,700
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	757,875
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	352,887
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	171,063
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	333,375
		TOTAL AUTOMOBILES & COMPONENTS			12,113,282

BANKS - 6.4%
1,000,000	g	Akbank TAS	4.000	01/24/20	964,710
1,000,000	g	Akbank TAS	5.125	03/31/25	930,544
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,500,000
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	2,962,500
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Bancolombia S.A.	5.950%	06/03/21	$928,125
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,004,907
3,475,000		Bank of America Corp	3.750	07/12/16	3,518,500
650,000		Bank of America Corp	5.300	03/15/17	676,169
25,000		Bank of America Corp	6.000	09/01/17	26,605
12,000,000		Bank of America Corp	1.950	05/12/18	11,931,804
1,000,000		Bank of America Corp	5.490	03/15/19	1,078,612
3,500,000		Bank of America Corp	2.625	10/19/20	3,457,513
3,000,000		Bank of America Corp	4.000	01/22/25	2,939,208
2,150,000		Bank of America Corp	3.875	08/01/25	2,182,734
1,925,000		Bank of America Corp	4.750	04/21/45	1,850,183
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,825,824
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,007,013
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	945,413
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,232,165
1,600,000		Barclays plc	2.750	11/08/19	1,594,155
3,100,000		Barclays plc	3.650	03/16/25	2,979,177
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	751,875
375,000		Branch Banking & Trust Co	2.300	10/15/18	378,792
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,751,780
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,967,142
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,326,657
300,000		Capital One Bank USA NA	3.375	02/15/23	293,710
8,975,000		Citigroup, Inc	1.300	11/15/16	8,953,245
3,100,000		Citigroup, Inc	4.400	06/10/25	3,132,488
4,275,000		Citigroup, Inc	4.450	09/29/27	4,249,555
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,036,969
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,606,872
2,175,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,279,161
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,156,081
775,000	g	Credit Agricole S.A.	2.750	06/10/20	779,157
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,957,355
1,950,000		Discover Bank	3.100	06/04/20	1,955,341
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,001,400
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,264,492
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,079,938
500,000	g	HSBC Bank plc	4.125	08/12/20	532,661
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,682,014
1,650,000		HSBC USA, Inc	2.375	11/13/19	1,643,633
2,100,000		HSBC USA, Inc	2.350	03/05/20	2,076,199
1,000,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	1,011,542
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,515,475
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,010,404
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	998,722
3,750,000		JPMorgan Chase & Co	2.750	06/23/20	3,767,475
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,571,427
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,976,260
2,525,000		JPMorgan Chase & Co	3.900	07/15/25	2,600,439
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	378,000
775,000		KeyBank NA	2.500	12/15/19	776,366
2,750,000		KeyBank NA	2.250	03/16/20	2,719,863
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	774,290
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,200,000		Manufacturers & Traders Trust Co	2.100%	02/06/20	$2,161,082
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,017,355
900,000	g	PKO Finance AB	4.630	09/26/22	938,160
1,675,000		PNC Bank NA	2.200	01/28/19	1,680,695
2,025,000		PNC Bank NA	2.250	07/02/19	2,034,601
3,500,000		PNC Bank NA	2.600	07/21/20	3,500,018
3,000,000		PNC Bank NA	2.950	01/30/23	2,910,537
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,560,812
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	864,150
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,990,523
2,700,000	g	Societe Generale S.A.	4.750	11/24/25	2,613,222
2,700,000	g	Societe Generale S.A.	5.625	11/24/45	2,584,856
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,026,390
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,491,813
575,000		SunTrust Banks, Inc	2.750	05/01/23	550,100
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,007,646
3,900,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,837,947
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,698,790
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	670,478
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	666,657
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,008,458
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	490,220
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	712,789
500,000		Union Bank NA	2.125	06/16/17	503,129
400,000		UnionBanCal Corp	3.500	06/18/22	405,794
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,804,820
3,350,000		Westpac Banking Corp	2.600	11/23/20	3,348,714
1,000,000	g	Zenith Bank plc	6.250	04/22/19	899,500
		TOTAL BANKS			181,471,897

CAPITAL GOODS - 0.7%
1,225,000		Anixter, Inc	5.625	05/01/19	1,274,000
1,300,000		Anixter, Inc	5.125	10/01/21	1,300,000
1,500,000	g	CRH America, Inc	3.875	05/18/25	1,490,504
150,000		Eaton Corp	4.000	11/02/32	142,927
700,000		Embraer Netherlands Finance BV	5.050	06/15/25	637,000
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	856,750
865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	881,219
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	881,169
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,669,106
1,025,000		Lockheed Martin Corp	3.550	01/15/26	1,030,263
666,203	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	146,565
669,450	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	153,974
1,790,000	g	Stena AB	7.000	02/01/24	1,521,500
475,000		Textron, Inc	3.875	03/01/25	466,102
2,350,000		Timken Co	3.875	09/01/24	2,218,912
1,000,000		TransDigm, Inc	5.500	10/15/20	967,500
2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,617,203
		TOTAL CAPITAL GOODS			18,254,694

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
125,000		21st Century Fox America, Inc	7.625	11/30/28	157,618
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$90,000		21st Century Fox America, Inc	6.550%	03/15/33	$102,566
325,000		21st Century Fox America, Inc	6.650	11/15/37	377,670
250,000		21st Century Fox America, Inc	6.900	08/15/39	295,577
1,000,000		ADT Corp	4.125	04/15/19	1,028,750
1,825,000		ADT Corp	6.250	10/15/21	1,906,304
750,000		AECOM	5.750	10/15/22	772,500
3,150,000		AECOM	5.875	10/15/24	3,213,000
1,200,000		Air Lease Corp	3.875	04/01/21	1,206,000
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,240,312
1,600,000		Fluor Corp	3.500	12/15/24	1,598,818
670,000		Republic Services, Inc	3.800	05/15/18	694,094
1,525,000		Republic Services, Inc	3.200	03/15/25	1,468,258
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,034,000
325,000		RR Donnelley & Sons Co	7.000	02/15/22	307,531
675,000		RR Donnelley & Sons Co	6.500	11/15/23	624,375
1,725,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	1,681,875
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,055,000
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,068,700
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,382,250
2,700,000		Visa, Inc	2.200	12/14/20	2,697,948
1,825,000		Visa, Inc	3.150	12/14/25	1,828,856
2,550,000		Waste Management, Inc	2.900	09/15/22	2,503,763
475,000		Waste Management, Inc	3.900	03/01/35	444,123
550,000		Waste Management, Inc	4.100	03/01/45	511,172
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,145,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,346,060

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,066,000
2,600,000		DR Horton, Inc	3.750	03/01/19	2,600,000
2,000,000		KB Home	4.750	05/15/19	1,940,000
680,000		KB Home	7.000	12/15/21	670,650
2,000,000		Lennar Corp	4.500	06/15/19	2,033,750
2,000,000		Lennar Corp	4.500	11/15/19	2,033,750
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	564,190
960,000		Standard Pacific Corp	5.875	11/15/24	1,003,200
225,000		Whirlpool Corp	3.700	03/01/23	226,439
		TOTAL CONSUMER DURABLES & APPAREL			12,137,979

CONSUMER SERVICES - 1.3%
750,000	g	1011778 BC / New Red Fin	4.625	01/15/22	751,875
3,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	3,090,000
5,025,000		American University	4.321	04/01/45	4,701,249
4,000,000		Amherst College	4.100	11/01/45	4,005,988
1,350,000		GLP Capital LP	4.375	11/01/18	1,336,500
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	3,454,637
1,500,000		MGM Resorts International	6.750	10/01/20	1,541,250
5,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	4,697,945
1,880,000		Northeastern University	4.181	03/01/23	1,940,399
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,057,100
1,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,969,312
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,335,000		Speedway Motorsports, Inc	5.125%	02/01/23	$1,321,650
5,000,000		William Marsh Rice University	3.574	05/15/45	4,629,980
		TOTAL CONSUMER SERVICES			35,497,885

DIVERSIFIED FINANCIALS - 4.7%
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,071,250
875,000		American Express Centurion Bank	6.000	09/13/17	937,323
1,125,000		American Express Credit Corp	2.250	08/15/19	1,125,162
2,175,000		American Express Credit Corp	2.375	05/26/20	2,159,173
4,000,000	g,i	Armor Re Ltd	4.243	12/15/16	3,991,600
275,000		Bank of New York Mellon Corp	5.450	05/15/19	303,560
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,352,103
1,600,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,760,000
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	980,000
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,007,674
1,000,000	g	Comcel Trust	6.875	02/06/24	770,000
300,000		Countrywide Financial Corp	6.250	05/15/16	305,053
1,225,000		Credit Suisse	2.300	05/28/19	1,226,403
1,300,000		Credit Suisse	3.000	10/29/21	1,295,512
2,325,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,246,176
1,550,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,528,483
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,493,326
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,001,938
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,514,643
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,035,402
2,800,000		Ford Motor Credit Co LLC	3.157	08/04/20	2,791,566
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,575,920
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,105,265
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,791,491
979,000	g	GE Capital International Funding Co	0.964	04/15/16	979,434
4,088,000	g	GE Capital International Funding Co	2.342	11/15/20	4,058,047
4,061,000	g	GE Capital International Funding Co	3.373	11/15/25	4,135,166
407,000	g	GE Capital International Funding Co	4.418	11/15/35	415,483
1,561,000		General Electric Capital Corp	3.100	01/09/23	1,584,431
115,000		General Electric Capital Corp	6.875	01/10/39	156,745
5,000,000		General Motors Financial Co, Inc	2.400	04/10/18	4,975,370
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,587,816
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,192,110
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,879,469
150,000		General Motors Financial Co, Inc	4.250	05/15/23	148,386
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,915,163
1,825,000		Goldman Sachs Group, Inc	2.750	09/15/20	1,824,197
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,264,670
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,032,755
1,400,000		Goldman Sachs Group, Inc	4.250	10/21/25	1,390,169
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,415,443
3,400,000		Goldman Sachs Group, Inc	5.150	05/22/45	3,300,404
950,000		Goldman Sachs Group, Inc	4.750	10/21/45	943,465
1,000,000		Icahn Enterprises LP	5.875	02/01/22	977,500
675,000	g	ICICI Bank Ltd	4.800	05/22/19	711,555
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,511,475
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,439,525
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,300,000		International Lease Finance Corp	3.875%	04/15/18	$1,309,750
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,130,000
300,000		Legg Mason, Inc	2.700	07/15/19	299,269
425,000		Legg Mason, Inc	3.950	07/15/24	418,265
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,460,550
450,000	g	LUKOIL International Finance BV	4.563	04/24/23	403,312
3,000,000		Morgan Stanley	5.450	01/09/17	3,114,051
5,275,000		Morgan Stanley	1.875	01/05/18	5,269,688
2,000,000		Morgan Stanley	2.650	01/27/20	1,995,260
4,550,000		Morgan Stanley	2.800	06/16/20	4,566,207
3,925,000		Morgan Stanley	3.750	02/25/23	4,022,780
4,700,000		Morgan Stanley	3.700	10/23/24	4,723,030
1,700,000		Morgan Stanley	4.000	07/23/25	1,752,078
2,000,000		Morgan Stanley	4.350	09/08/26	2,007,726
1,600,000		Morgan Stanley	3.950	04/23/27	1,553,592
500,000		Morgan Stanley	6.375	07/24/42	617,846
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,485,563
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	305,034
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,457,781
1,575,000		SLM Corp	4.875	06/17/19	1,449,000
1,900,000	g	SUAM Finance BV	4.875	04/17/24	1,928,500
1,485,000		Synchrony Financial	1.875	08/15/17	1,478,163
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,387,079
1,775,000		Wells Fargo & Co	2.550	12/07/20	1,766,098
1,520,000		Wells Fargo & Co	3.900	05/01/45	1,401,452
		TOTAL DIVERSIFIED FINANCIALS			133,509,875

ENERGY - 3.2%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	174,784
500,000		Apache Corp	4.750	04/15/43	429,535
250,000		Apache Corp	4.250	01/15/44	200,080
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,548,632
3,000,000		BP Capital Markets plc	2.315	02/13/20	2,956,923
804,000		California Resources Corp	5.000	01/15/20	286,425
2,617,000	g	California Resources Corp	8.000	12/15/22	1,377,196
173,000		California Resources Corp	6.000	11/15/24	52,765
1,115,000		Calumet Specialty Products Partners LP	6.500	04/15/21	970,050
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	850,000
2,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	1,700,000
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	473,125
3,600,000		Chevron Corp	2.419	11/17/20	3,582,097
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,539,845
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,250,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,803,750
1,130,000		Continental Resources, Inc	5.000	09/15/22	833,375
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	1,775,025
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	347,500
750,000		Devon Energy Corp	5.850	12/15/25	729,473
1,750,000		Dynegy, Inc	6.750	11/01/19	1,645,000
1,100,000		Ecopetrol S.A.	5.375	06/26/26	937,750
725,000		Enbridge Energy Partners LP	4.375	10/15/20	707,527
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,349,428
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$725,000		EnCana Corp	6.500%	02/01/38	$579,556
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	1,921,962
750,000		Enterprise Products Operating LLC	5.100	02/15/45	627,749
3,250,000		EP Energy LLC	9.375	05/01/20	2,071,875
2,800,000		EP Energy LLC	6.375	06/15/23	1,400,000
2,400,000		Exterran Partners LP	6.000	04/01/21	1,974,000
916,500	g	Halcon Resources Corp	12.000	02/15/22	600,307
600,000		Husky Energy, Inc	3.950	04/15/22	556,254
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	699,125
715,000	g	KMG Finance Sub BV	6.375	04/09/21	735,485
2,000,000		Linn Energy LLC	6.250	11/01/19	330,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	752,117
500,000		Murphy Oil USA, Inc	6.000	08/15/23	525,000
300,000		Newfield Exploration Co	5.750	01/30/22	265,500
900,000		Newfield Exploration Co	5.625	07/01/24	767,250
1,200,000		Noble Energy, Inc	5.625	05/01/21	1,173,824
1,600,000		Noble Energy, Inc	5.875	06/01/22	1,522,080
275,000		Noble Energy, Inc	5.250	11/15/43	221,948
700,000		Noble Holding International Ltd	4.000	03/16/18	633,941
275,000		Noble Holding International Ltd	3.950	03/15/22	181,887
750,000		Oasis Petroleum, Inc	6.875	03/15/22	480,000
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,790,107
575,000		ONE Gas, Inc	3.610	02/01/24	585,503
300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	57,000
2,000,000		Peabody Energy Corp	6.000	11/15/18	370,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	728,406
245,000	g	Pertamina Persero PT	4.300	05/20/23	222,712
500,000	g	Pertamina Persero PT	6.500	05/27/41	436,912
925,000	i	Petrobras Global Finance BV	1.990	05/20/16	901,875
200,000		Petrobras Global Finance BV	3.250	03/17/17	185,000
1,000,000	i	Petrobras Global Finance BV	2.461	01/15/19	760,000
900,000		Petrobras Global Finance BV	3.000	01/15/19	684,000
2,600,000		Petrobras Global Finance BV	4.875	03/17/20	1,950,000
650,000		Petrobras International Finance Co	3.500	02/06/17	607,750
325,000		Petroleos Mexicanos	5.500	01/21/21	327,828
2,600,000		Petroleos Mexicanos	3.500	01/30/23	2,268,500
200,000	g	Petroleos Mexicanos	4.250	01/15/25	175,000
405,000		Petroleos Mexicanos	5.500	06/27/44	304,698
675,000	g	Petroleos Mexicanos	5.625	01/23/46	516,510
433,333		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	400,833
800,000		Pioneer Natural Resources Co	7.500	01/15/20	849,830
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,593,443
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,215,844
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	1,705,665
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	1,649,910
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,184,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,435,000
500,000		Range Resources Corp	5.750	06/01/21	395,000
800,000		Regency Energy Partners LP	5.750	09/01/20	781,605
600,000		Regency Energy Partners LP	6.500	07/15/21	603,000
570,000		Regency Energy Partners LP	5.875	03/01/22	537,304
200,000		Regency Energy Partners LP	5.500	04/15/23	179,834
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Reliance Holdings USA	5.400%	02/14/22	$1,081,940
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	690,000
750,000	g	Sabine Pass Liquefaction LLC	5.625	03/01/25	634,688
1,400,000		SM Energy Co	6.125	11/15/22	1,029,000
300,000		SM Energy Co	6.500	01/01/23	220,500
1,425,000		Southwestern Energy Co	3.300	01/23/18	1,168,500
200,000		Statoil ASA	1.200	01/17/18	198,058
375,000		Statoil ASA	2.450	01/17/23	355,629
675,000		Statoil ASA	4.250	11/23/41	636,269
1,550,000	g	Sunoco LP	6.375	04/01/23	1,457,000
700,000		Talisman Energy, Inc	3.750	02/01/21	634,971
1,250,000	g	Targa Resources Partners LP	5.000	01/15/18	1,156,250
160,000	g	Tesoro Logistics LP	5.500	10/15/19	155,200
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	514,188
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	188,750
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	207,600
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	580,125
300,000		Vale Overseas Ltd	4.375	01/11/22	227,049
125,000		Vale Overseas Ltd	6.875	11/21/36	87,380
2,500,000		Whiting Petroleum Corp	5.000	03/15/19	1,887,500
750,000		WPX Energy, Inc	7.500	08/01/20	607,500
600,000		WPX Energy, Inc	8.250	08/01/23	480,000
1,000,000		WPX Energy, Inc	5.250	09/15/24	660,000
		TOTAL ENERGY			88,801,311

FOOD & STAPLES RETAILING - 0.4%
4,075,000		CVS Health Corp	2.800	07/20/20	4,095,004
900,000		CVS Health Corp	3.375	08/12/24	891,128
700,000		CVS Health Corp	3.875	07/20/25	714,522
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,396,500
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,396,503
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,524,416
		TOTAL FOOD & STAPLES RETAILING			12,018,073

FOOD, BEVERAGE & TOBACCO - 1.1%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	922,671
750,000		ConAgra Foods, Inc	3.200	01/25/23	721,576
1,400,000		Constellation Brands, Inc	3.875	11/15/19	1,438,500
2,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,970,000
1,350,000		Diageo Capital plc	2.625	04/29/23	1,305,164
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,030,460
1,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,400,316
1,525,000		General Mills, Inc	2.200	10/21/19	1,525,474
1,275,000	g	HJ Heinz Co	2.000	07/02/18	1,270,443
1,375,000	g	HJ Heinz Co	4.875	02/15/25	1,461,657
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	800,118
3,225,000		Mondelez International, Inc	4.125	02/09/16	3,233,327
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,062,986
38,000		PepsiCo, Inc	7.900	11/01/18	44,532
2,350,000		PepsiCo, Inc	4.450	04/14/46	2,425,705
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,366,117
100,000		Philip Morris International, Inc	6.375	05/16/38	126,137
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$825,000	g	Post Holdings, Inc	6.750%	12/01/21	$841,500
240,000		Post Holdings, Inc	7.375	02/15/22	250,200
430,000		Smithfield Foods, Inc	6.625	08/15/22	446,125
725,000		Tyson Foods, Inc	3.950	08/15/24	744,427
450,000		Tyson Foods, Inc	4.875	08/15/34	458,973
		TOTAL FOOD, BEVERAGE & TOBACCO			29,846,408

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
250,000		Becton Dickinson & Co	1.750	11/08/16	251,267
520,000		Becton Dickinson & Co	3.734	12/15/24	524,773
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,286,280
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,007,500
3,125,000		CHS/Community Health Systems	6.875	02/01/22	2,964,844
375,000		Covidien International Finance S.A.	3.200	06/15/22	375,940
625,000		Express Scripts Holding Co	3.900	02/15/22	642,247
2,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	2,155,000
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,842,540
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,115,000
1,165,000		HCA, Inc	6.500	02/15/20	1,269,267
975,000		HCA, Inc	5.875	03/15/22	1,028,625
925,000		HealthSouth Corp	5.750	11/01/24	882,219
2,900,000		Keysight Technologies, Inc	4.550	10/30/24	2,788,144
1,900,000		Kinetic Concepts, Inc	10.500	11/01/18	1,852,500
625,000		Laboratory Corp of America Holdings	2.625	02/01/20	617,289
1,050,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,013,275
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,246,438
1,725,000		McKesson Corp	4.883	03/15/44	1,725,000
2,100,000		Medtronic, Inc	4.625	03/15/45	2,165,157
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,419,450
1,900,000		Quest Diagnostics, Inc	3.500	03/30/25	1,835,793
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,157,500
225,000		Tenet Healthcare Corp	6.000	10/01/20	236,813
700,000		Tenet Healthcare Corp	8.125	04/01/22	698,250
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	477,609
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	449,924
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	698,685
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	706,104
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,271,919
2,500,000		Zimmer Holdings, Inc	3.550	04/01/25	2,430,628
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,135,980

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,100,000		Colgate-Palmolive Co	4.000	08/15/45	2,104,655
375,000		Ecolab, Inc	1.450	12/08/17	371,467
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	368,550
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,844,672

INSURANCE - 1.4%
250,000		Aetna, Inc	1.500	11/15/17	249,052
150,000		Aetna, Inc	6.625	06/15/36	179,799
675,000		Allstate Corp	3.150	06/15/23	674,866
700,000		Allstate Corp	4.500	06/15/43	711,171
158

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000		American International Group, Inc	2.300%	07/16/19	$1,537,045
400,000		Chubb Corp	6.000	05/11/37	490,373
80,000		Cigna Corp	5.125	06/15/20	87,329
1,000,000		Cigna Corp	4.500	03/15/21	1,061,485
1,175,000		Cigna Corp	3.250	04/15/25	1,153,952
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,680,442
250,000		Lincoln National Corp	7.000	06/15/40	313,562
3,350,000	g,i	Merna Reinsurance IV Ltd	2.663	04/08/16	3,348,995
3,000,000		MetLife, Inc	4.368	09/15/23	3,222,093
2,250,000		MetLife, Inc	3.000	03/01/25	2,163,751
1,275,000		MetLife, Inc	4.050	03/01/45	1,181,271
1,550,000	i	MetLife, Inc	5.250	12/30/49	1,577,125
1,500,000	g	Onex USI Acquisition Corp	7.750	01/15/21	1,440,000
200,000		Principal Financial Group, Inc	1.850	11/15/17	200,161
750,000		Prudential Financial, Inc	5.400	06/13/35	815,922
750,000		Prudential Financial, Inc	5.100	08/15/43	781,385
1,575,000	i	Prudential Financial, Inc	5.200	03/15/44	1,520,663
3,025,000	i	Prudential Financial, Inc	5.375	05/15/45	3,021,219
300,000	g	Prudential Funding LLC	6.750	09/15/23	354,109
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	169,111
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	424,691
300,000		Travelers Cos, Inc	5.800	05/15/18	327,663
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,418,750
2,800,000		UnitedHealth Group, Inc	4.750	07/15/45	2,946,485
500,000		WellPoint, Inc	4.625	05/15/42	472,144
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,010,834
150,000		WR Berkley Corp	5.375	09/15/20	164,869
		TOTAL INSURANCE			37,700,317

MATERIALS - 2.7%
425,000		Alcoa, Inc	5.125	10/01/24	386,750
907,000		Amerigas Partners LP	6.500	05/20/21	857,115
900,000	g	Anglo American Capital plc	3.625	05/14/20	639,000
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	660,750
675,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	536,625
659,000		Barrick Gold Corp	4.100	05/01/23	565,371
450,000	g	Belden, Inc	5.500	09/01/22	433,125
800,000	g	Berry Plastics Corp	6.000	10/15/22	814,000
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	543,709
1,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	1,618,125
855,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	940,500
750,000	g	Cascades, Inc	5.500	07/15/22	727,500
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,017,775
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,007,562
1,500,000		CF Industries, Inc	7.125	05/01/20	1,693,098
300,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	268,436
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	293,650
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	721,027
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,155,627
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,506,682
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	146,601
1,270,000		Crown Americas LLC	6.250	02/01/21	1,311,275
159

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$680,000		Crown Americas LLC	4.500%	01/15/23	$664,700
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,380,000
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,905,883
450,000		Eastman Chemical Co	3.800	03/15/25	436,058
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,231,250
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	493,000
800,000		Fibria Overseas Finance Ltd	5.250	05/12/24	760,000
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,914,565
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	2,898,000
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	1,980,000
9,660,000	g	Glencore Funding LLC	2.125	04/16/18	8,584,330
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	1,538,925
1,500,000	g	Glencore Funding LLC	4.000	04/16/25	1,042,500
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,040,000
1,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,065,000
1,000,000		Hexion US Finance Corp	8.875	02/01/18	705,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,406,187
3,750,000		International Paper Co	4.750	02/15/22	4,006,110
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,335,000
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,255,088
1,225,000		LyondellBasell Industries NV	4.625	02/26/55	993,419
1,125,000		Nucor Corp	4.000	08/01/23	1,091,185
1,500,000	g	OCP S.A.	5.625	04/25/24	1,522,125
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,436,000
550,000		Packaging Corp of America	3.650	09/15/24	534,761
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	511,916
680,000		Rock Tenn Co	4.450	03/01/19	708,918
820,000		Rock Tenn Co	4.900	03/01/22	869,735
500,000		Silgan Holdings, Inc	5.000	04/01/20	508,750
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	925,000
650,000		Steel Dynamics, Inc	5.250	04/15/23	593,125
700,000		Teck Resources Ltd	2.500	02/01/18	532,000
500,000		Teck Resources Ltd	3.750	02/01/23	231,250
1,050,000		Tronox Finance LLC	6.375	08/15/20	631,890
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	868,500
3,125,000	g	Univar, Inc	6.750	07/15/23	2,851,563
		TOTAL MATERIALS			77,296,036

MEDIA - 2.4%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,537,500
1,400,000		CBS Corp	2.300	08/15/19	1,384,576
1,050,000		CBS Corp	4.000	01/15/26	1,024,480
750,000		CBS Corp	4.600	01/15/45	643,477
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,144,000
2,325,000	g	CCO Safari II LLC	3.579	07/23/20	2,311,682
545,000	g	CCO Safari II LLC	4.464	07/23/22	543,103
2,875,000	g	CCO Safari II LLC	4.908	07/23/25	2,872,174
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,985,000
3,125,000		Comcast Corp	4.250	01/15/33	3,070,628
1,550,000		Comcast Corp	4.600	08/15/45	1,569,257
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,542,258
800,000		DISH DBS Corp	5.000	03/15/23	694,000
160

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,000		DISH DBS Corp	5.875%	11/15/24	$756,500
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,552,500
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,115,275
160,000	g	Gannett Co, Inc	5.500	09/15/24	160,000
2,000,000		Grupo Televisa SAB	4.625	01/30/26	1,976,098
1,000,000		Lamar Media Corp	5.000	05/01/23	1,012,500
144,000	g	Lynx I Corp	5.375	04/15/21	148,680
780,000	g	Lynx II Corp	6.375	04/15/23	791,700
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,650,636
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	699,672
700,000		Nielsen Finance LLC	4.500	10/01/20	710,500
925,000	g	Nielsen Finance LLC	5.000	04/15/22	913,438
800,000	g	Numericable Group S.A.	6.000	05/15/22	776,000
1,450,000		Outfront Media Capital LLC	5.250	02/15/22	1,482,625
300,000	g	Outfront Media Capital LLC	5.625	02/15/24	307,500
600,000		Regal Entertainment Group	5.750	03/15/22	600,000
900,000		Regal Entertainment Group	5.750	06/15/23	895,500
500,000		Regal Entertainment Group	5.750	02/01/25	482,500
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,463,384
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,199,750
650,000	g	Sky plc	2.625	09/16/19	647,242
3,000,000		Starz LLC	5.000	09/15/19	3,037,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,421,205
475,000		Time Warner Cable, Inc	4.500	09/15/42	372,750
3,600,000		Time Warner, Inc	2.100	06/01/19	3,580,729
1,276,000		Time Warner, Inc	4.875	03/15/20	1,380,159
1,000,000		Time Warner, Inc	4.750	03/29/21	1,075,390
1,000,000		Time Warner, Inc	3.400	06/15/22	995,542
275,000		Time Warner, Inc	6.500	11/15/36	311,346
1,250,000		Time Warner, Inc	4.650	06/01/44	1,146,549
750,000	g	Time, Inc	5.750	04/15/22	686,250
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,467,813
3,550,000	g	Univision Communications, Inc	5.125	02/15/25	3,372,500
1,500,000	g	UPCB Finance IV Ltd	5.375	01/15/25	1,413,750
700,000		Viacom, Inc	2.500	12/15/16	701,469
1,500,000		Viacom, Inc	2.500	09/01/18	1,496,433
1,000,000		Viacom, Inc	5.850	09/01/43	897,385
300,000	g	Virgin Media Finance plc	6.000	10/15/24	299,250
		TOTAL MEDIA			68,320,155

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
3,875,000		AbbVie, Inc	2.500	05/14/20	3,836,692
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,406,205
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,904,676
1,575,000		Actavis Funding SCS	3.000	03/12/20	1,573,745
2,900,000		Actavis Funding SCS	3.800	03/15/25	2,885,456
2,450,000		Amgen, Inc	2.200	05/22/19	2,447,280
1,550,000		Amgen, Inc	4.400	05/01/45	1,435,085
1,650,000		Biogen, Inc	2.900	09/15/20	1,646,378
1,300,000		Celgene Corp	2.125	08/15/18	1,300,308
1,550,000		Celgene Corp	2.875	08/15/20	1,538,919
2,400,000		Celgene Corp	3.875	08/15/25	2,392,373
161

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$275,000	g	Endo Finance LLC	6.000%	02/01/25	$270,875
800,000		Gilead Sciences, Inc	2.350	02/01/20	800,691
1,350,000		Gilead Sciences, Inc	3.500	02/01/25	1,361,382
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	1,942,107
800,000	g	Mylan NV	3.750	12/15/20	800,866
575,000		Mylan, Inc	2.550	03/28/19	567,490
4,050,000		Novartis Capital Corp	3.000	11/20/25	3,992,466
2,700,000		Novartis Capital Corp	4.000	11/20/45	2,642,061
1,650,000		Perrigo Co plc	2.300	11/08/18	1,626,786
450,000		Perrigo Co plc	4.000	11/15/23	440,322
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,027,243
400,000		Perrigo Finance plc	4.900	12/15/44	360,981
2,725,000	g	Roche Holdings, Inc	3.000	11/10/25	2,693,785
425,000	g	VRX Escrow Corp	6.125	04/15/25	379,313
675,000		Zoetis, Inc	3.450	11/13/20	675,809
675,000		Zoetis, Inc	4.500	11/13/25	684,499
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,633,793

REAL ESTATE - 1.1%
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	918,572
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,701,626
170,000		Camden Property Trust	4.625	06/15/21	181,038
1,250,000		Camden Property Trust	2.950	12/15/22	1,199,738
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	330,750
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	725,525
700,000		DDR Corp	3.625	02/01/25	660,889
800,000		DDR Corp	4.250	02/01/26	780,449
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,046,234
500,000		Developers Diversified Realty Corp	7.875	09/01/20	598,401
1,000,000		Equinix, Inc	4.875	04/01/20	1,039,500
1,500,000		Equinix, Inc	5.375	01/01/22	1,537,500
550,000		Equity One, Inc	3.750	11/15/22	531,142
775,000		Essex Portfolio LP	3.375	01/15/23	760,414
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	220,629
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	146,826
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,452,092
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	443,644
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	315,175
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,858,772
400,000		Host Hotels & Resorts LP	4.500	02/01/26	394,910
700,000		Kilroy Realty LP	3.800	01/15/23	693,896
650,000		Kilroy Realty LP	4.375	10/01/25	658,476
600,000		Kimco Realty Corp	3.400	11/01/22	594,689
500,000		Mid-America Apartments LP	4.300	10/15/23	512,625
1,000,000		Mid-America Apartments LP	3.750	06/15/24	980,026
850,000		Mid-America Apartments LP	4.000	11/15/25	844,463
275,000		National Retail Properties, Inc	3.800	10/15/22	275,920
525,000		National Retail Properties, Inc	3.300	04/15/23	505,460
550,000		National Retail Properties, Inc	4.000	11/15/25	540,379
19,000		Regency Centers LP	5.875	06/15/17	20,037
875,000		Regency Centers LP	3.900	11/01/25	873,286
210,000		Simon Property Group LP	10.350	04/01/19	257,708
162

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	Trust F	5.250%	01/30/26	$729,375
750,000	g	Trust F/1401	5.250	12/15/24	744,375
850,000		Ventas Realty LP	4.125	01/15/26	847,300
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,122,384
450,000		Weingarten Realty Investors	3.500	04/15/23	437,522
400,000		Weingarten Realty Investors	4.450	01/15/24	410,131
925,000		Weingarten Realty Investors	3.850	06/01/25	897,827
975,000		Welltower, Inc	4.000	06/01/25	959,230
		TOTAL REAL ESTATE			29,748,935

RETAILING - 1.0%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,420,675
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,755,250
4,500,000		AutoNation, Inc	5.500	02/01/20	4,874,841
875,000		AutoNation, Inc	3.350	01/15/21	871,954
1,000,000		AutoZone, Inc	3.250	04/15/25	967,692
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	500,400
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	753,579
2,100,000	g	L Brands, Inc	6.875	11/01/35	2,157,750
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,127,500
625,000		Limited Brands, Inc	6.625	04/01/21	692,187
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,075,282
2,700,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	2,685,477
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,327,700
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	697,934
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	314,428
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	354,451
150,000		QVC, Inc	5.125	07/02/22	149,532
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,075,553
400,000	g	Rolls-Royce plc	3.625	10/14/25	391,975
550,000		Tiffany & Co	3.800	10/01/24	542,302
		TOTAL RETAILING			26,736,462

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,400,000		Intel Corp	3.700	07/29/25	2,482,860
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	801,845
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,284,705

SOFTWARE & SERVICES - 0.9%
2,305,000	g	Audatex North America, Inc	6.000	06/15/21	2,322,288
1,000,000		Baidu, Inc	3.000	06/30/20	988,917
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	814,625
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,178,941
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,236,232
2,725,000		Microsoft Corp	3.125	11/03/25	2,740,830
2,350,000		NCR Corp	5.875	12/15/21	2,314,750
1,000,000	g	Open Text Corp	5.625	01/15/23	990,000
2,550,000		Oracle Corp	4.125	05/15/45	2,413,432
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	726,350
820,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	783,100
1,900,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	1,961,750
		TOTAL SOFTWARE & SERVICES			24,471,215
163

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
$3,000,000		Amphenol Corp	1.550%	09/15/17	$2,984,940
725,000		Amphenol Corp	3.125	09/15/21	717,226
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,108
1,500,000	g,o	CommScope, Inc	6.625	06/01/20	1,516,875
700,000	g	CommScope, Inc	5.000	06/15/21	671,125
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,140,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,828,750
75,000		General Electric Co	5.250	12/06/17	80,084
93,000		Hewlett-Packard Co	3.750	12/01/20	92,298
1,230,000	g	International Game Technology	5.625	02/15/20	1,211,550
1,070,000	g	International Game Technology	6.250	02/15/22	1,000,450
2,070,000	g	International Game Technology	6.500	02/15/25	1,821,600
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,029,972
1,025,000	g	Millicom International Cellular S.A.	6.000	03/15/25	871,250
1,575,000	g	NXP BV	3.750	06/01/18	1,582,875
500,000		Scientific Games Corp	8.125	09/15/18	365,000
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	955,000
1,000,000		Scientific Games International, Inc	10.000	12/01/22	710,000
750,000	g	Seagate HDD Cayman	4.875	06/01/27	575,869
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,402,875
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,373,285
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,915,438
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,527,331
1,200,000		Zebra Technologies Corp	7.250	10/15/22	1,254,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			30,727,901

TELECOMMUNICATION SERVICES - 1.8%
1,750,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,709,677
1,200,000	g	Altice Financing S.A.	6.625	02/15/23	1,185,000
550,000		American Tower Corp	3.500	01/31/23	537,929
1,975,000		AT&T, Inc	1.400	12/01/17	1,965,968
2,225,000		AT&T, Inc	2.450	06/30/20	2,192,077
1,200,000		AT&T, Inc	2.625	12/01/22	1,138,417
2,750,000		AT&T, Inc	3.400	05/15/25	2,643,341
2,975,000		AT&T, Inc	4.500	05/15/35	2,751,744
1,050,000		AT&T, Inc	4.750	05/15/46	961,195
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,552,770
1,000,000		Citizens Communications Co	7.125	03/15/19	999,900
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	754,695
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	432,803
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	720,038
1,750,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,637,225
2,250,000		GCI, Inc	6.875	04/15/25	2,300,625
1,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	917,500
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	431,750
500,000	g	Oi S.A.	5.750	02/10/22	227,500
500,000		Orange S.A.	5.500	02/06/44	530,090
150,000		Sprint Corp	7.250	09/15/21	111,750
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,002,750
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,206,398
164

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		T-Mobile USA, Inc	6.464%	04/28/19	$1,029,820
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,127,500
925,000		T-Mobile USA, Inc	6.375	03/01/25	934,250
500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	473,060
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,637,717
975,000		Verizon Communications, Inc	4.150	03/15/24	1,002,593
40,000		Verizon Communications, Inc	6.400	09/15/33	45,573
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,128,769
7,513,000		Verizon Communications, Inc	4.272	01/15/36	6,781,279
61,000		Verizon Communications, Inc	6.000	04/01/41	65,875
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,062,467
591,000		Verizon Communications, Inc	4.672	03/15/55	512,674
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,435,500
1,425,000		Windstream Corp	6.375	08/01/23	1,026,000
		TOTAL TELECOMMUNICATION SERVICES			51,174,219

TRANSPORTATION - 1.5%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,256,673
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,262,232
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,189,108
655,000	g	Asciano Finance Ltd	5.000	04/07/18	674,449
1,000,000	g	Bombardier, Inc	5.500	09/15/18	917,600
600,000	g	Bombardier, Inc	7.750	03/15/20	484,500
600,000	g	Bombardier, Inc	6.125	01/15/23	414,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	700,000
225,000		Bristow Group, Inc	6.250	10/15/22	175,781
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	1,929,835
650,000		Canadian Pacific Railway Co	4.800	08/01/45	632,162
2,340,000		CSX Corp	3.350	11/01/25	2,273,972
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,020,169
1,100,000		FedEx Corp	3.200	02/01/25	1,070,781
900,000		FedEx Corp	4.100	02/01/45	801,454
1,063,000		GATX Corp	1.250	03/04/17	1,052,386
2,115,000		GATX Corp	2.375	07/30/18	2,100,081
4,800,000		GATX Corp	2.500	07/30/19	4,724,520
1,000,000		GATX Corp	3.250	03/30/25	924,612
1,000,000		GATX Corp	5.200	03/15/44	954,444
1,500,000		GATX Corp	4.500	03/30/45	1,280,063
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,437,275
4,900,000	g	Kansas City Southern	2.350	05/15/20	4,732,508
2,875,000	g	Kansas City Southern	4.950	08/15/45	2,813,288
1,500,000	g	KLX, Inc	5.875	12/01/22	1,425,000
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	892,500
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,165,728
375,000		Northrop Grumman Corp	1.750	06/01/18	372,041
600,000		Southwest Airlines Co	2.750	11/06/19	604,901
800,000	g	TTX Co	3.600	01/15/25	792,975
		TOTAL TRANSPORTATION			43,075,038

UTILITIES - 2.9%
2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	1,987,500
750,000	i	AES Corp	3.414	06/01/19	688,125
165

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		AES Corp	4.875%	05/15/23	$371,875
1,800,000		AGL Capital Corp	3.875	11/15/25	1,811,473
625,000		AGL Capital Corp	4.400	06/01/43	562,241
700,000		Alabama Power Co	4.150	08/15/44	665,245
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	2,977,722
250,000		Atmos Energy Corp	8.500	03/15/19	293,078
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,627,872
1,075,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,066,104
925,000		Black Hills Corp	4.250	11/30/23	944,989
406,000	g	Calpine Corp	7.875	01/15/23	432,390
250,000		Carolina Power & Light Co	5.300	01/15/19	274,662
275,000		Carolina Power & Light Co	5.700	04/01/35	320,564
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	331,858
1,100,000	g	CEZ AS.	4.250	04/03/22	1,165,031
1,000,000		CMS Energy Corp	3.600	11/15/25	994,386
200,000		Commonwealth Edison Co	5.900	03/15/36	241,247
200,000		Connecticut Light & Power Co	5.500	02/01/19	219,673
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,493,063
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,186,016
1,000,000		Duke Energy Corp	2.100	06/15/18	1,001,339
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,188,750
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	2,904,664
2,950,000	g	Electricite de France S.A.	3.625	10/13/25	2,885,360
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,159,697
1,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,043,986
1,775,000	g	Exelon Corp	3.950	06/15/25	1,773,671
1,250,000	g	Exelon Corp	5.100	06/15/45	1,247,145
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,785,000
1,550,000		Ferrellgas Partners LP	6.750	01/15/22	1,305,875
1,000,000	g	Ferrellgas Partners LP	6.750	06/15/23	815,000
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	684,599
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,010,080
250,000		Indiana Michigan Power Co	7.000	03/15/19	283,381
125,000		Integrys Energy Group, Inc	4.170	11/01/20	132,087
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,632,700
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	554,156
700,000	g	Israel Electric Corp Ltd	5.000	11/12/24	713,566
100,000	g	Kansas Gas & Electric	6.700	06/15/19	114,124
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,324,771
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	830,769
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,519,440
350,000		LG&E and KU Energy LLC	3.750	11/15/20	361,536
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,192,265
425,000	g	MPLX LP	5.500	02/15/23	371,875
800,000		MPLX LP	4.000	02/15/25	672,652
1,000,000		Nevada Power Co	5.450	05/15/41	1,122,817
750,000		NiSource Finance Corp	4.800	02/15/44	761,741
750,000		Northeast Utilities	1.600	01/15/18	742,150
1,500,000		Northeast Utilities	1.450	05/01/18	1,475,625
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,406,250
500,000		NRG Energy, Inc	6.625	03/15/23	433,750
750,000		NTPC Ltd	5.625	07/14/21	813,535
166

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,225,000		Oncor Electric Delivery Co LLC	2.150%	06/01/19	$1,205,421
	1,000,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	831,133
	325,000		Pacific Gas & Electric Co	8.250	10/15/18	377,781
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,234,404
	1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	956,494
	1,100,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,069,750
	50,000		Potomac Electric Power Co	7.900	12/15/38	73,049
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	520,541
	275,000		Progress Energy, Inc	7.050	03/15/19	312,024
	550,000		Public Service Co of Colorado	4.750	08/15/41	592,155
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	437,464
	4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,477,500
	975,000		Sempra Energy	2.875	10/01/22	943,879
	3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	2,961,873
	1,550,000		Southern Power Co	4.150	12/01/25	1,548,146
	2,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	2,021,018
	1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,190,823
	200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	187,000
	850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	836,220
	450,000		WEC Energy Group, Inc	3.550	06/15/25	452,606
	575,000		Williams Partners LP	4.500	11/15/23	465,740
	925,000		Williams Partners LP	4.900	01/15/45	588,812
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	827,631
	1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,004,002
	215,000		Xcel Energy, Inc	4.800	09/15/41	215,995
			TOTAL UTILITIES			82,250,931

			TOTAL CORPORATE BONDS			1,123,397,823
			(Cost $1,169,440,205)

GOVERNMENT BONDS - 40.3%

AGENCY SECURITIES - 0.1%
	1,250,000		Amber Circle Funding Ltd	3.250	12/04/22	1,241,437
	3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,880,609
			TOTAL AGENCY SECURITIES			4,122,046

FOREIGN GOVERNMENT BONDS - 3.4%
	1,535,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,328,496
	640,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	659,686
	1,397,038	g	Brazil Loan Trust	5.477	07/24/23	1,208,438
	1,950,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,467,375
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,006,027
	$900,000		Brazilian Government International Bond	2.625	01/05/23	684,000
	775,000		Brazilian Government International Bond	4.250	01/07/25	623,875
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	437,952
	$1,500,000		Colombia Government International Bond	4.500	01/28/26	1,432,500
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,319,063
	1,570,000	g	Croatia Government International Bond	6.375	03/24/21	1,667,340
	1,700,000	g	Croatia Government International Bond	5.500	04/04/23	1,725,840
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,396,735
	$750,000	g	Dominican Republic International Bond	5.500	01/27/25	721,875
167

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,500,000	g	Ecuador Government International Bond	10.500%	03/24/20	$1,207,500
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,386,720
IDR	11,500,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	829,093
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,056,439
	$550,000		Export-Import Bank of Korea	1.750	02/27/18	544,512
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,271,534
	550,000	g	Guatemala Government Bond	5.750	06/06/22	576,125
	900,000	g	Guatemala Government Bond	4.875	02/13/28	861,750
	1,000,000		Hungary Government International Bond	5.750	11/22/23	1,118,900
	750,000	g	Indonesia Government International Bond	3.375	04/15/23	696,932
	1,450,000	g	Indonesia Government International Bond	5.950	01/08/46	1,427,637
	820,000		Israel Government International Bond	4.500	01/30/43	822,050
	630,000		Italy Government International Bond	6.875	09/27/23	774,087
	1,300,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	1,155,622
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,458,750
	1,850,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,818,624
	5,000,000		KFW	1.875	11/30/20	4,977,480
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,007,453
	750,000		Korea Development Bank	2.500	03/11/20	753,146
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,357,528
MXN	19,540,000		Mexican Bonos	8.000	12/07/23	1,268,988
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,776,250
	750,000		Mexico Government International Bond	3.625	03/15/22	754,500
	1,050,000	g	Morocco Government International Bond	4.250	12/11/22	1,039,500
	1,825,000	g	Namibia International Bonds	5.250	10/29/25	1,697,250
	1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,621,840
	1,000,000		North American Development Bank	2.400	10/26/22	989,341
	1,500,000	g	Pakistan Government International Bond	8.250	09/30/25	1,524,237
	500,000		Panama Government International Bond	5.200	01/30/20	542,500
	1,825,000		Panama Government International Bond	3.750	03/16/25	1,788,500
	275,000		Panama Government International Bond	4.300	04/29/53	234,094
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	919,270
	$1,000,000		Philippine Government International Bond	4.200	01/21/24	1,083,186
	1,225,000		Poland Government International Bond	4.000	01/22/24	1,288,700
	1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,526,271
	1,000,000		Province of Quebec Canada	3.500	07/29/20	1,057,747
	900,000	g	Republic of Angola	9.500	11/12/25	837,000
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	956,099
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,063,629
	1,300,000	g	Republic of Latvia	2.750	01/12/20	1,320,358
	1,700,000	g	Republic of Paraguay	4.625	01/25/23	1,649,000
	625,000	g	Republic of Paraguay	6.100	08/11/44	596,875
	1,350,000	g	Republic of Serbia	5.875	12/03/18	1,420,200
	540,687	g,i	Republic of Serbia (Step Bond)	6.750	11/01/24	550,149
	154,482	i	Republic of Serbia (Step Bond)	6.750	11/01/24	157,186
	1,875,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,905,000
	200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	189,200
	1,285,000	g	Slovenia Government International Bond	5.500	10/26/22	1,434,296
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,266,267
	$750,000		South Africa Government International Bond	6.875	05/27/19	801,420
	1,600,000		South Africa Government International Bond	5.875	09/16/25	1,635,536
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,460,064
168

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,500,000		Turkey Government International Bond	6.750%	04/03/18	$5,918,000
2,850,000		Turkey Government International Bond	5.625	03/30/21	3,013,601
1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,105,313
1,000,000		Uruguay Government International Bond	5.100	06/18/50	862,500
1,300,000	g	Zambia Government International Bond	8.970	07/30/27	1,025,310
		TOTAL FOREIGN GOVERNMENT BONDS			96,060,261

MORTGAGE BACKED - 18.6%
783,774		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	806,352
4,390,182		FHLMC	3.000	01/15/41	4,494,841
1,956,729		FHLMC	3.000	09/15/42	1,950,779
218,821	i	FHLMC	0.681	10/15/42	219,657
14,616,324		FHLMC	3.500	09/15/43	15,323,199
660,491	i	FHLMC	0.681	07/15/45	662,507
11,868,520		Federal Home Loan Mortgage Corp (FHLMC)	3.500	10/01/45	12,257,271
2,493		FGLMC	6.500	12/01/16	2,525
10,492		FGLMC	7.000	10/01/20	11,087
19,976		FGLMC	6.500	01/01/29	22,749
2,107		FGLMC	8.000	01/01/31	2,411
10,000,000	h	FGLMC	3.000	01/15/31	10,302,909
1,000,000	h	FGLMC	3.500	01/15/31	1,045,084
346,235		FGLMC	5.500	12/01/33	384,628
473,984		FGLMC	7.000	12/01/33	558,606
260,779		FGLMC	5.000	01/01/34	289,816
135,189		FGLMC	4.500	10/01/34	146,215
190,867		FGLMC	5.500	03/01/35	212,199
170,372		FGLMC	7.000	05/01/35	202,802
25,284		FGLMC	5.000	02/01/36	27,759
433		FGLMC	6.500	05/01/36	493
217,219		FGLMC	5.000	04/01/38	240,318
260,580		FGLMC	4.500	11/01/40	286,554
292,872		FGLMC	4.500	12/01/40	321,171
3,482,096		FGLMC	4.000	08/01/44	3,715,885
1,877,811		FGLMC	4.500	10/01/44	2,066,213
347,952		FGLMC	4.500	11/01/44	382,880
263,969		FGLMC	4.500	11/01/44	290,173
204,319		FGLMC	4.500	12/01/44	224,532
143,119		FGLMC	4.500	12/01/44	155,558
1,962,367		FGLMC	3.500	04/01/45	2,027,737
3,914,944		FGLMC	3.500	07/01/45	4,036,376
8,000,000	h	FGLMC	3.500	01/15/46	8,232,496
13,000,000	h	FGLMC	4.000	01/15/46	13,729,659
9,004		Federal National Mortgage Association (FNMA)	8.000	03/01/23	9,353
5,072		FNMA	9.000	11/01/25	5,812
4,393		FNMA	7.500	01/01/29	5,016
849,822		FNMA	3.000	01/01/30	877,096
1,094,090		FNMA	3.000	06/01/30	1,129,284
1,839,771		FNMA	3.000	07/01/30	1,899,026
890,236		FNMA	2.500	11/01/30	898,112
8,000,000	h	FNMA	2.500	01/25/31	8,061,526
3,000,000	h	FNMA	3.000	01/25/31	3,089,892
9,000,000	h	FNMA	2.500	02/25/31	9,052,694
169

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$123,872		FNMA	7.000%	07/01/32	$133,407
28,605		FNMA	4.500	03/25/33	28,965
1,817,308		FNMA	5.000	06/01/33	2,010,187
160,515		FNMA	4.500	10/01/33	174,668
3,924,024		FNMA	5.000	10/01/33	4,340,053
1,500,000		FNMA	3.000	10/25/33	1,486,838
170,475		FNMA	5.000	11/01/33	191,052
211,999		FNMA	5.000	11/01/33	233,149
6,350,894		FNMA	3.000	01/01/35	6,482,932
166,126		FNMA	5.500	02/01/35	186,994
7,474,110		FNMA	5.000	05/01/35	8,249,111
4,197,700		FNMA	5.000	10/01/35	4,630,879
4,742,125		FNMA	5.500	08/01/37	5,324,345
25,051		FNMA	6.000	09/01/37	28,635
25,147		FNMA	6.000	09/01/37	28,882
72,740		FNMA	6.500	09/01/37	83,128
1,848,361		FNMA	5.500	11/01/38	2,149,953
1,100,958		FNMA	5.500	12/01/38	1,247,701
147,945		FNMA	4.000	07/01/39	157,473
341,663		FNMA	5.500	08/01/39	386,516
587,872		FNMA	4.500	10/01/39	635,956
771,211		FNMA	5.500	04/01/40	868,854
654,209		FNMA	4.500	06/01/40	707,957
682,861		FNMA	5.000	08/01/40	753,428
1,407,507		FNMA	5.000	09/01/40	1,551,978
181,582		FNMA	6.000	10/01/40	205,239
681,971		FNMA	4.500	11/01/40	737,970
1,688,426		FNMA	5.000	05/01/41	1,864,309
3,607,548		FNMA	3.000	08/25/41	3,680,673
981,430		FNMA	4.500	11/01/41	1,061,231
5,472,030		FNMA	5.500	12/01/41	6,258,098
1,253,039		FNMA	3.500	02/01/42	1,295,467
3,694,689		FNMA	4.500	02/01/42	3,995,673
401,386		FNMA	4.500	03/01/42	440,394
2,108,858		FNMA	4.500	04/01/42	2,281,243
7,000,000		FNMA	3.500	04/25/42	7,201,559
4,782,057		FNMA	4.500	06/01/42	5,172,196
4,947,101		FNMA	3.500	07/01/42	5,112,854
4,634,105	i	FNMA	0.922	08/25/42	4,666,933
41,986		FNMA	3.000	10/01/42	42,114
40,480		FNMA	3.000	10/01/42	40,574
2,177,714		FNMA	3.000	10/01/42	2,184,734
105,144		FNMA	3.000	11/01/42	105,370
4,288,274	i	FNMA	0.822	11/25/42	4,274,275
7,703,794		FNMA	3.500	11/25/42	1,494,859
51,633		FNMA	3.000	12/01/42	51,660
6,600		FNMA	3.000	12/01/42	6,617
7,784,859		FNMA	3.000	01/01/43	7,800,158
3,546,278		FNMA	3.000	01/01/43	3,554,342
4,748,916		FNMA	3.000	02/01/43	4,758,230
15,435,951		FNMA	3.000	02/01/43	15,465,087
9,853,176		FNMA	3.000	02/01/43	9,872,107
170

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$119,513		FNMA	3.000%	02/01/43	$119,721
2,995,431		FNMA	3.000	02/25/43	3,063,707
23,970		FNMA	3.000	03/01/43	24,014
43,344		FNMA	3.000	03/01/43	43,419
1,684,784		FNMA	3.000	03/01/43	1,687,973
122,185		FNMA	3.000	03/01/43	122,397
28,442		FNMA	3.000	03/01/43	28,491
2,812,852	i	FNMA	0.772	03/25/43	2,810,746
10,716		FNMA	3.000	04/01/43	10,734
299,175		FNMA	3.000	04/01/43	299,727
13,166		FNMA	3.000	04/01/43	13,190
58,718		FNMA	3.000	04/01/43	58,820
24,845		FNMA	3.000	04/01/43	24,858
61,855		FNMA	3.000	04/01/43	61,965
35,911		FNMA	3.000	04/01/43	35,976
31,080		FNMA	3.000	04/01/43	31,191
1,742,565		FNMA	3.000	04/01/43	1,745,780
39,863		FNMA	3.000	04/01/43	39,932
3,294,554		FNMA	3.000	08/25/43	3,371,943
4,258,103		FNMA	4.000	11/01/43	4,557,088
249,847		FNMA	4.000	04/01/44	265,833
874,635		FNMA	4.000	06/01/44	931,017
843,557		FNMA	4.000	06/01/44	897,364
1,994,303		FNMA	4.500	06/01/44	2,193,969
240,585		FNMA	4.000	07/01/44	256,099
962,684		FNMA	4.000	07/01/44	1,024,716
2,345,786		FNMA	4.000	08/01/44	2,496,964
1,724,015		FNMA	4.000	08/01/44	1,835,108
258,249		FNMA	4.000	08/01/44	274,910
203,834		FNMA	4.000	08/01/44	216,969
179,781		FNMA	4.000	09/01/44	191,375
234,358		FNMA	4.000	09/01/44	249,489
1,101,438		FNMA	4.000	10/01/44	1,172,452
5,779,998		FNMA	4.500	10/01/44	6,359,134
1,007,990		FNMA	3.500	11/01/44	1,041,588
1,900,816		FNMA	4.000	12/01/44	2,023,506
798,172		FNMA	4.000	12/01/44	852,185
1,029,932		FNMA	4.000	12/01/44	1,098,830
2,062,780		FNMA	4.000	01/01/45	2,196,648
1,922,392		FNMA	3.500	02/01/45	1,986,469
298,923		FNMA	3.500	03/01/45	308,887
582,392		FNMA	3.500	03/01/45	602,798
408,157		FNMA	3.500	03/01/45	421,760
349,426		FNMA	3.500	03/01/45	361,670
838,337		FNMA	4.500	03/01/45	922,513
9,300,028		FNMA	3.500	04/01/45	9,610,010
580,927		FNMA	3.500	04/01/45	600,291
129,513		FNMA	3.500	04/01/45	133,829
306,831		FNMA	3.500	04/01/45	316,700
231,258		FNMA	3.500	04/01/45	238,967
4,284,818		FNMA	3.500	05/01/45	4,436,944
302,568		FNMA	4.000	05/01/45	322,219
171

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,116,732		FNMA	3.500%	06/01/45	$1,153,955
671,651		FNMA	4.000	06/01/45	715,293
7,419,365		FNMA	4.000	07/01/45	7,888,255
940,771		FNMA	4.000	11/01/45	1,001,969
998,257		FNMA	4.000	12/01/45	1,063,246
11,000,000	h	FNMA	3.000	01/25/46	10,996,173
18,000,000	h	FNMA	3.500	01/25/46	18,565,132
15,000,000	h	FNMA	4.000	01/25/46	15,868,659
6,000,000	h	FNMA	4.500	01/25/46	6,478,148
4,000,000	h	FNMA	5.000	01/25/46	4,402,316
8,000,000	h	FNMA	3.000	02/25/46	7,981,279
8,000,000	h	FNMA	3.500	02/25/46	8,233,982
7,000,000	h	FNMA	4.000	02/25/46	7,391,702
10,000,000	h	FNMA	4.500	02/25/46	10,780,507
3,000,000	h	FNMA	5.000	02/25/46	3,298,221
16,000,000	h	FNMA	3.500	03/25/46	16,426,089
14,000,000	h	FNMA	4.000	03/25/46	14,748,131
12,527		Government National Mortgage Association (GNMA)	7.500	11/15/23	13,882
3,162		GNMA	7.500	08/15/28	3,202
16,134		GNMA	6.500	12/15/28	18,458
52,281		GNMA	6.500	03/15/29	59,814
16,348		GNMA	8.500	10/20/30	19,461
4,776		GNMA	7.000	06/20/31	5,766
123,793		GNMA	5.000	02/15/33	135,792
40,868		GNMA	5.500	07/15/33	46,473
520,805		GNMA	5.000	09/15/33	579,236
4,952,620		GNMA	3.700	10/15/33	5,263,093
81,318		GNMA	5.500	11/20/33	90,790
321,401		GNMA	5.500	02/20/35	358,530
106,540		GNMA	5.500	03/20/35	118,996
42,321		GNMA	6.000	10/20/36	47,825
45,453		GNMA	6.000	01/20/37	51,409
68,900		GNMA	6.000	02/20/37	77,881
59,181		GNMA	5.000	04/15/38	65,449
45,853		GNMA	5.500	07/15/38	51,098
87,889		GNMA	5.500	07/20/38	96,839
35,002		GNMA	6.000	08/20/38	39,162
76,816		GNMA	5.000	07/20/39	84,864
9,852,589		GNMA	3.500	10/20/42	1,959,721
871,221		GNMA	3.500	07/15/43	911,261
1,031,435		GNMA	3.500	02/15/45	1,078,970
1,871,184		GNMA	4.000	04/15/45	1,988,646
1,073,318		GNMA	4.000	04/15/45	1,142,346
4,761,562		GNMA	4.000	05/15/45	5,061,574
6,858,005		GNMA	4.000	06/15/45	7,291,079
10,000,000	h	GNMA	3.000	01/20/46	10,131,953
18,000,000	h	GNMA	3.500	01/20/46	18,758,063
3,000,000	h	GNMA	3.000	02/20/46	3,033,141
7,000,000	h	GNMA	3.500	02/20/46	7,277,849
6,000,000	h	GNMA	3.000	03/20/46	6,053,156
7,000,000	h	GNMA	3.500	03/20/46	7,260,895
		TOTAL MORTGAGE BACKED			525,520,875
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 4.2%
$1,000,000	Anaheim City School District	3.825%	08/01/23	$1,057,750
2,500,000	Arizona School Facilities Board	2.078	09/01/18	2,514,675
880,000	California Earthquake Authority	1.194	07/01/16	881,628
2,535,000	California Earthquake Authority	2.805	07/01/19	2,558,652
5,000,000	California Housing Finance Agency	2.966	08/01/22	4,962,150
3,500,000	City of Austin TX Electric Utility Revenue	4.663	11/15/37	3,556,420
5,000,000	City of Jersey City NJ	3.286	09/01/22	5,096,600
3,000,000	Denver City & County School District No	4.242	12/15/37	2,970,840
600,000	Denver Health & Hospital Authority	1.700	12/01/16	599,796
750,000	Denver Health & Hospital Authority	2.250	12/01/17	748,440
1,370,000	Denver Urban Renewal Authority	5.000	12/01/25	1,684,977
3,000,000	District of Columbia	3.432	06/01/22	3,028,440
600,000	Grant County Public Utility District No 2	5.630	01/01/27	700,200
250,000	Harris County Flood Control District	1.818	10/01/18	252,617
1,480,000	Illinois Housing Development Authority	4.105	07/01/27	1,474,761
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,303,028
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,297,012
1,000,000	Maine Municipal Bond Bank	3.368	06/01/19	1,042,360
3,000,000	Maine Municipal Bond Bank	3.668	06/01/20	3,153,180
375,000	Massachusetts Housing Finance Agency	1.306	06/01/16	375,683
500,000	Massachusetts Housing Finance Agency	1.602	12/01/16	502,690
400,000	Massachusetts Housing Finance Agency	1.776	06/01/17	400,032
450,000	Massachusetts Housing Finance Agency	1.876	12/01/17	449,127
250,000	Massachusetts Housing Finance Agency	2.807	12/01/19	253,113
2,175,000	Massachusetts Housing Finance Agency	4.786	12/01/32	2,233,595
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,059,520
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,952,519
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,034,900
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.467	05/01/40	2,923,675
5,000,000	New York State Dormitory Authority	4.802	12/01/34	5,428,650
1,500,000	Oklahoma Water Resources Board	2.794	04/01/21	1,533,990
5,000,000	Oregon Health & Science University	5.000	07/01/45	5,115,750
5,000,000	Port Authority of New York & New Jersey	4.823	06/01/45	5,121,350
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,690,828
2,000,000	San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,975,840
4,000,000	St. Paul Housing & Redevelopment Authority	2.353	07/01/19	4,015,080
5,000,000	State of California	4.988	04/01/39	5,143,850
775,000	State of California	7.625	03/01/40	1,128,609
5,180,000	State of Connecticut	5.295	10/01/29	5,901,729
1,000,000	State of Illinois	4.125	01/01/19	1,016,860
5,000,000	State of Illinois	3.650	04/01/20	4,957,400
3,000,000	State of Illinois	5.520	04/01/38	2,679,630
5,000,000	State of Illinois	4.620	06/15/38	5,212,400
1,250,000	Texas Public Finance Authority	5.250	07/01/17	1,243,475
1,310,000	Trustees of Boston College	3.519	07/01/21	1,380,373
500,000	University of California	2.676	05/15/21	504,110
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		University of California	3.789%	05/15/24	$5,286,850
3,500,000		University of California	4.009	05/15/30	3,545,325
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,792,033
		TOTAL MUNICIPAL BONDS			119,742,512

U.S. TREASURY SECURITIES - 14.0%
48,035,000		United States Treasury Bond	3.000	05/15/45	47,723,445
54,650,000		United States Treasury Bond	2.875	08/15/45	52,974,213
12,000,000		United States Treasury Bond	3.000	11/15/45	11,941,344
33,233,700	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	35,146,831
20,312,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	20,039,050
111,750,000		United States Treasury Note	1.625	11/30/20	111,116,713
65,000,000		United States Treasury Note	1.875	11/30/21	64,743,770
25,000,000		United States Treasury Note	2.000	11/30/22	24,863,550
27,521,000		United States Treasury Note	2.250	11/15/25	27,459,408
		TOTAL U.S. TREASURY SECURITIES			396,008,324

		TOTAL GOVERNMENT BONDS			1,141,454,018
		(Cost $1,147,794,172)

STRUCTURED ASSETS - 12.8%

ASSET BACKED - 3.7%
366,891	i	ACE Securities Corp Home Equity Loan Trust	1.157	08/25/35	362,118
		Series - 2005 HE5 (Class M2)
1,789,185	i	Asset Backed Securities Corp Home Equity Loan Trust	1.127	04/25/35	1,773,311
		Series - 2005 HE3 (Class M3)
747,559	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	744,996
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,036,438
		Series - 2011 5A (Class B)
848,977	i	Bear Stearns Asset Backed Securities Trust	0.862	03/25/35	847,131
		Series - 2005 AQ1 (Class M1)
2,574,177	i	Bear Stearns Asset Backed Securities Trust	0.912	07/25/35	2,526,262
		Series - 2005 SD3 (Class 1A)
2,314,925	i	Bear Stearns Asset Backed Securities Trust	0.822	02/25/36	2,208,898
		Series - 2006 EC2 (Class M1) (Step Bond)
6,696	i	Bear Stearns Asset Backed Securities Trust	1.162	11/25/39	6,692
		Series - 2005 SD3 (Class 2A1)
1,706,554	g	Capital Automotive REIT	4.700	07/15/42	1,747,586
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	10,048,296
		Series - 2014 1A (Class A)
4,633,526	g,i	CBRE Realty Finance CDO	0.623	04/07/52	1,783,908
		Series - 2007 1A (Class A2)
3,170,429	i,m	CCR, Inc	0.738	07/10/17	3,136,600
		Series - 2010 CX (Class C)
940,486	g	CCR, Inc	4.750	07/10/22	931,848
		Series - 2012 CA (Class C)
137,356		Centex Home Equity	5.540	01/25/32	137,062
		Series - 2002 A (Class AF6)
612,604	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	609,961
		Series - 2002 S4 (Class A5) (Step Bond)
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,510,885	i	Countrywide Asset-Backed Certificates	0.420%	12/25/34	$5,001,748
		Series - 2004 6 (Class 1A1)
1,453,453	i	Countrywide Asset-Backed Certificates	0.892	02/25/36	1,447,628
		Series - 2005 11 (Class MV1)
4,962,500	g	DB Master Finance LLC	3.262	02/20/45	4,910,365
		Series - 2015 1A (Class A2I)
1,631,477	g	Diamond Resorts Owner Trust	1.950	01/20/25	1,614,160
		Series - 2013 1 (Class A)
4,278,750	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,401,842
		Series - 2012 1A (Class A2)
2,000,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,960,000
		Series - 2015 1A (Class A2I)
1,000,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	986,410
		Series - 2015 1A (Class A2II)
2,133,836	i	Dryden XI-Leveraged Loan CDO 2006	4.221	04/12/20	2,096,836
		Series - 2006 11X (Class D)
1,534,466	i	First Frankin Mortgage Loan Trust	0.662	01/25/36	1,511,450
		Series - 2006 FF1 (Class 2A3)
497,887	g,i	GMAC Mortgage Corp Loan Trust	1.172	02/25/31	489,939
		Series - 2004 VF1 (Class A1)
171	i	Greenpoint Mortgage Funding Trust	0.552	04/25/47	171
		Series - 2007 AR2 (Class 1A1)
1,381,826	i	GSAMP Trust	0.980	05/25/34	1,267,548
		Series - 2004 HE1 (Class M1)
3,399,711	i	Lehman XS Trust	0.982	08/25/35	3,302,529
		Series - 2005 2 (Class 1A1)
630,966	i	Lehman XS Trust	0.672	02/25/36	602,928
		Series - 2006 1 (Class 1A1)
797,599	i	Lehman XS Trust	6.500	06/25/46	606,232
		Series - 2006 13 (Class 2A1)
2,450,000	g,i	Longpoint Re Ltd	4.363	05/18/16	2,461,270
		Series - 2013 144A (Class )
3,701,269	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	3,649,034
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,114,484
		Series - 2005 AB1 (Class A4) (Step Bond)
1,313,321		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,314,985
		Series - 2002 C (Class A1)
968,590	g	Orange Lake Timeshare Trust	3.030	07/09/29	958,988
		Series - 2014 AA (Class B)
2,417,635	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.202	01/25/36	2,402,162
		Series - 2005 WCH1 (Class M2)
649,079	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	653,672
		Series - 2004 2 (Class AF4)
69,410	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	71,404
		Series - 2003 RZ5 (Class A7) (Step Bond)
47,405	i	Residential Asset Securities Corp	6.489	10/25/30	47,732
		Series - 2001 KS2 (Class AI6)
9,600	i	Residential Asset Securities Corp	1.067	04/25/35	9,605
		Series - 2005 KS3 (Class M3)
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130%	09/25/35	$2,925,181
		Series - 2005 HI3 (Class M5) (Step Bond)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	82,165
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,640,678
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.163	05/05/17	997,100
		Series - 2013 144A (Class )
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	793,007
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	793,462
		Series - 2015 5 (Class C)
310,152	i	Saxon Asset Securities Trust	6.120	11/25/30	330,771
		Series - 2002 2 (Class AF6) (Step Bond)
328,507	i	Securitized Asset Backed Receivables LLC	0.722	10/25/35	326,563
		Series - 2006 OP1 (Class A2C)
128,490	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	129,433
		Series - 2012 2A (Class B)
917,716	g	Sierra Timeshare 2015-3 Receivables Funding LLC	2.580	09/20/32	902,213
		Series - 2015 3A (Class A)
1,835,431	g	Sierra Timeshare 2015-3 Receivables Funding LLC	3.080	09/20/32	1,805,168
		Series - 2015 3A (Class B)
842,891	g	SolarCity LMC	4.800	11/20/38	890,659
		Series - 2013 1 (Class A)
917,933	g	SolarCity LMC	4.590	04/20/44	903,062
		Series - 2014 1 (Class A)
1,441,983	g	SolarCity LMC	4.020	07/20/44	1,370,461
		Series - 2014 2 (Class A)
101,285	i	Soundview Home Equity Loan Trust	0.722	11/25/35	101,152
		Series - 2005 OPT3 (Class A4)
6,886,889	g	SpringCastle America Funding LLC	2.700	05/25/23	6,871,419
		Series - 2014 AA (Class A)
2,514,287	i	Structured Asset Securities Corp Mortgage Loan Trust	1.744	04/25/35	2,389,039
		Series - 2005 7XS (Class 2A1A)
3,070,389	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	3,058,962
		Series - 2006 WF1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.913	01/09/17	4,021,600
		Series - 2013 IV B (Class )
401,703	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	408,733
		Series - 2006 N1 (Class N1)
79,030	g,i	Wachovia Loan Trust	0.782	05/25/35	76,997
		Series - 2005 SD1 (Class A)
8,033	i	Wells Fargo Home Equity Trust	0.562	07/25/36	8,026
		Series - 2006 2 (Class A3)
12,967,500	g	Wendys Funding LLC	3.371	06/15/45	12,652,232
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			117,262,312

OTHER MORTGAGE BACKED - 9.1%
4,234,926	i	American Home Mortgage Investment Trust	1.980	10/25/34	4,160,861
		Series - 2004 3 (Class 4A)
2,826,628	i	American Home Mortgage Investment Trust	2.654	06/25/45	2,769,329
		Series - 2005 1 (Class 6A)
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	Banc of America Commercial Mortgage Trust	5.869%	05/10/45	$975,739
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	5,885,722
		Series - 2006 6 (Class B)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,643,162
		Series - 2007 4 (Class E)
4,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	3,994,550
		Series - 2007 5 (Class AJ)
2,174,077	g,i	Banc of America Large Loan, Inc	5.948	02/15/51	2,251,799
		Series - 2010 UB3 (Class A4B3)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	5.920	09/11/42	2,349,170
		Series - 2007 T28 (Class AJ)
456,262		Citicorp Mortgage Securities, Inc	5.500	07/25/35	442,420
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	2,009,993
		Series - 2006 C4 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	383,134
		Series - 2007 C3 (Class AM)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,611,203
		Series - 2007 C3 (Class AJ)
963,767	i	Commercial Mortgage Trust	5.238	04/10/37	962,928
		Series - 2005 GG5 (Class AJ)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,189,151
		Series - 2007 GG11 (Class B)
67,403		Countrywide Alternative Loan Trust	5.500	08/25/16	67,859
		Series - 2004 30CB (Class 1A15)
1,492,489		Countrywide Alternative Loan Trust	5.000	04/25/20	1,509,174
		Series - 2005 6CB (Class 2A1)
618,098	i	Countrywide Alternative Loan Trust	0.643	07/20/35	529,290
		Series - 2005 24 (Class 4A1)
1,436,462	i	Countrywide Home Loan Mortgage Pass Through Trust	2.640	11/20/34	1,374,896
		Series - 2004 HYB6 (Class A2)
173,039		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	169,080
		Series - 2005 17 (Class 1A10)
2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	2,397,174
		Series - 2006 K1A (Class J)
700,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	707,336
		Series - 2006 K1A (Class H)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	90,766
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,060,967
		Series - 2007 C4 (Class AJ)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,903,626
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	7,743,452
		Series - 2007 C2 (Class AJ)
22,755		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	22,740
		Series - 2005 C3 (Class AJ)
1,300,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,300,949
		Series - 2006 GG6 (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	6,460,208
		Series - 2006 GG8 (Class AJ)
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,177,000		GSR Mortgage Loan Trust	6.000%	01/25/35	$1,198,432
		Series - 2005 1F (Class 3A3)
2,175,638	i	GSR Mortgage Loan Trust	0.612	08/25/46	2,119,274
		Series - 2006 OA1 (Class 2A1)
3,071,281	i	Harborview Mortgage Loan Trust	0.622	05/19/35	2,550,319
		Series - 2005 2 (Class 2A1A)
1,271,468	i	Harborview Mortgage Loan Trust	0.622	07/19/47	1,036,150
		Series - 2007 4 (Class 2A1)
322,219	i	Impac CMB Trust	1.082	03/25/35	298,593
		Series - 2004 11 (Class 2A1)
2,492,237	i	Impac CMB Trust	0.672	05/25/35	2,254,028
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,519,655
		Series - 2005 LDP2 (Class C)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.277	07/15/46	327,407
		Series - 2011 C4 (Class C)
1,586,531	i	JP Morgan Mortgage Trust	2.677	11/25/33	1,591,290
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,538,739
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,996,542
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,003,054
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,938,019
		Series - 2007 C1 (Class D)
1,363,952		Lehman Mortgage Trust	5.500	11/25/35	1,274,501
		Series - 2005 1 (Class 2A4)
5,443,858	g,i	LVII Resecuritization Trust	3.033	07/31/47	5,443,858
		Series - 2015 A (Class A)
573,999	i	Merrill Lynch Mortgage Investors, Inc	2.661	12/25/35	571,185
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	79,558
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,569,833
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,950,234
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	5.847	08/12/41	4,056,321
		Series - 2006 T23 (Class B)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,016,490
		Series - 2006 HQ10 (Class AJ)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,048,927
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,822,048
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.438	09/15/47	86,232
		Series - 2011 C1 (Class D)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,494,000
		Series - 2007 HQ12 (Class C)
7,700,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	7,668,862
		Series - 2007 IQ15 (Class AJ)
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	i	Morgan Stanley Capital I Trust	6.097%	12/12/49	$3,813,861
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	948,649
		Series - 2007 IQ16 (Class AJA)
2,486,001	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,294,703
		Series - 2004 2 (Class M1)
1,805,729		RALI Trust	4.250	12/26/33	1,803,817
		Series - 2003 QS22 (Class A5)
350,593	i	RALI Trust	0.722	01/25/35	335,050
		Series - 2005 QA1 (Class A1)
2,931		Residential Accredit Loans, Inc	4.350	03/25/34	2,928
		Series - 2004 QS4 (Class A1)
1,806,040	i	Structured Adjustable Rate Mortgage Loan Trust	0.762	08/25/35	1,724,052
		Series - 2005 16XS (Class A1)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.272	04/25/28	3,992,078
		Series - 2015 DNA3 (Class M2)
1,698,912	g,i	Terwin Mortgage Trust	1.202	03/25/35	1,637,954
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.551	12/15/43	5,744,875
		Series - 2007 C30 (Class AMFL)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.625	01/15/45	3,991,798
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	13,231,613
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,552,361
		Series - 2006 C27 (Class B)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	6,706,143
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,134,980
		Series - 2007 C31 (Class AM)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	14,860,451
		Series - 2007 C31 (Class AJ)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	5.680	04/15/47	6,246,312
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,418,489
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	572,975
		Series - 2007 C32 (Class J)
16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	16,693,806
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,313,274
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,016
		Series - 2007 C33 (Class AM)
2,890,804	i	WaMu Mortgage Pass-Through Certificates	0.692	07/25/45	2,717,852
		Series - 0 AR8 (Class 1A1A)
1,114,149	i	WaMu Mortgage Pass-Through Certificates	0.772	12/25/45	964,432
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			257,164,698

		TOTAL STRUCTURED ASSETS			374,427,010
		(Cost $376,356,956)
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
		TOTAL BONDS			$2,639,278,851
		(Cost $2,693,591,333)

SHORT-TERM INVESTMENTS - 8.3%
GOVERNMENT AGENCY DEBT - 4.4%

$50,000,000	d	Federal Home Loan Bank (FHLB)	0.170%	01/25/16	49,995,600
18,500,000		FHLB	0.240	01/28/16	18,498,150
15,000,000	d	FHLB	0.140	02/26/16	14,994,480
40,000,000	d	Federal National Mortgage Association (FNMA)	0.140	03/02/16	39,980,680
		TOTAL GOVERNMENT AGENCY DEBT			123,468,910

TREASURY DEBT - 3.9%
11,000,000		United States Treasury Bill	0.102	02/11/16	10,998,471
50,000,000	d	United States Treasury Bill	0.196	03/31/16	49,978,900
50,000,000		United States Treasury Bill	0.398	06/09/16	49,901,950
		TOTAL TREASURY DEBT			110,879,321

		TOTAL SHORT-TERM INVESTMENTS			234,348,231
		(Cost $234,364,248)

		TOTAL INVESTMENTS - 106.3%			3,011,373,565
		(Cost $3,069,924,927)
		OTHER ASSETS & LIABILITIES, NET - (6.3)%			(178,300,490)
		NET ASSETS - 100.0%			$2,833,073,075

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Columbian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $468,883,865 or 16.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
180

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 11.6%

AUTOMOBILES & COMPONENTS - 0.5%
$17,864,322	i	Gates Global LLC	4.250%	07/05/21	$16,715,824
		TOTAL AUTOMOBILES & COMPONENTS			16,715,824

CAPITAL GOODS - 0.5%
12,775,000	i	CHI Overhead Doors, Inc	8.750	07/31/23	11,816,875
4,275,000	i	Plaze, Inc	5.250	07/31/22	4,232,250
		TOTAL CAPITAL GOODS			16,049,125

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
13,312,602	i	Creative Artists Agency LLC	5.500	12/17/21	13,246,039
13,275,000	i	SterlingBackcheck	8.750	06/19/23	13,092,469
8,575,000	i	XPO Logistics, Inc	5.500	10/30/21	8,528,524
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			34,867,032

CONSUMER DURABLES & APPAREL - 0.6%
11,347,828	i	Academy Ltd	5.000	07/01/22	10,922,284
9,902,174	i	Otter Products LLC	5.750	06/03/20	9,444,198
		TOTAL CONSUMER DURABLES & APPAREL			20,366,482

CONSUMER SERVICES - 1.7%
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	12,478,500
14,962,500	i	Knowledge Universe Education LLC	6.000	08/13/22	14,588,437
5,278,902	i	Marina District Finance Co, Inc	6.500	08/15/18	5,265,704
5,401,928	i	Peninsula Gaming LLC	4.250	11/20/17	5,374,918
16,617,429	i	Spin Holdco, Inc	4.250	11/14/19	15,927,806
		TOTAL CONSUMER SERVICES			53,635,365

DIVERSIFIED FINANCIALS - 0.2%
5,145,566	i	TransUnion LLC	3.500	04/09/21	4,989,038
		TOTAL DIVERSIFIED FINANCIALS			4,989,038

ENERGY - 0.6%
12,456,964	i	Arch Coal, Inc	6.250	05/16/18	5,484,552
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	6,574,000
4,987,500	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,887,750
		TOTAL ENERGY			16,946,302

FOOD & STAPLES RETAILING - 1.3%
14,825,438	i	Albertson’s Holdings LLC	5.500	08/25/21	14,682,817
11,550,000	i	Albertsons LLC	5.500	12/31/22	11,469,150
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,001,000
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,962,160
		TOTAL FOOD & STAPLES RETAILING			39,115,127
181

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 1.0%
$20,596,867	i	Acrisure LLC	6.500%	05/19/22	$19,695,754
3,750,000	i	AssuredPartners, Inc	5.750	10/22/22	3,718,763
8,677,462	i	USI, Inc	4.250	12/27/19	8,380,259
		TOTAL INSURANCE			31,794,776

MATERIALS - 0.4%
1,914,928	i	Minerals Technologies, Inc	3.768	05/10/21	1,905,353
1,234,375	i	Solenis International LP	4.250	07/31/21	1,181,149
12,000,000	i	Solenis International LP	7.750	07/31/22	9,450,000
		TOTAL MATERIALS			12,536,502

MEDIA - 1.1%
25,275,000	i	Neptune Finco Corp	5.000	10/09/22	25,203,977
8,606,438	i	Time, Inc	4.250	04/26/21	8,477,341
		TOTAL MEDIA			33,681,318

REAL ESTATE - 0.5%
10,400,000		DTZ US Borrower LLC	9.250	11/04/22	10,226,632
5,250,000	i	DTZ US Borrower LLC	9.250	11/04/22	5,162,482
		TOTAL REAL ESTATE			15,389,114

SOFTWARE & SERVICES - 1.7%
16,800,000	i	Asurion LLC	8.500	03/03/21	14,238,000
17,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	11,007,500
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,420,040
5,060,444	i	P2 Lower Acquisition LLC	5.500	10/22/20	4,997,188
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,102,750
10,271,080	i	ProQuest LLC	5.750	10/24/21	10,052,820
		TOTAL SOFTWARE & SERVICES			54,818,298

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,788,728	i	Scientific Games International, Inc	6.000	10/18/20	4,369,715
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,369,715

TELECOMMUNICATION SERVICES - 0.2%
5,737,647	i	Internap Network Services Corp	6.000	11/26/19	5,393,389
		TOTAL TELECOMMUNICATION SERVICES			5,393,389

UTILITIES - 0.1%
4,353,750	i	Calpine Corp	4.000	10/09/19	4,234,022
		TOTAL UTILITIES			4,234,022

		TOTAL BANK LOAN OBLIGATIONS			364,901,429
		(Cost $391,832,247)

BONDS - 78.0%

CORPORATE BONDS - 78.0%
182

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
AUTOMOBILES & COMPONENTS - 1.5%
$18,600,000	g	Gates Global LLC	6.000%	07/15/22	$13,392,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,989,500
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,399,000
2,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	2,626,500
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,326,300
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,589,500
1,800,000	g	ZF North America Capital, Inc	4.000	04/29/20	1,814,850
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	806,438
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,714,500
		TOTAL AUTOMOBILES & COMPONENTS			47,658,588

BANKS - 1.9%
3,500,000	g,i	BNP Paribas S.A.	7.375	12/30/49	3,591,875
9,500,000	i	Citigroup, Inc	6.125	12/30/49	9,690,000
5,600,000	i	ING Groep NV	6.000	12/30/49	5,600,000
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,646,800
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,320,000
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,464,375
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,804,431
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,418,577
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,923,533
9,500,000	g,i	Societe Generale S.A.	8.000	12/30/49	9,681,137
		TOTAL BANKS			61,140,728

CAPITAL GOODS - 1.0%
1,525,000		Anixter, Inc	5.625	05/01/19	1,586,000
3,000,000		Anixter, Inc	5.125	10/01/21	3,000,000
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,416,281
14,130,000	g	Stena AB	7.000	02/01/24	12,010,500
4,960,000		TransDigm, Inc	5.500	10/15/20	4,798,800
5,000,000		TransDigm, Inc	6.500	07/15/24	4,972,500
		TOTAL CAPITAL GOODS			30,784,081

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
8,575,000		ADT Corp	4.125	04/15/19	8,821,531
3,725,000		ADT Corp	6.250	10/15/21	3,890,949
2,500,000		AECOM	5.750	10/15/22	2,575,000
6,250,000		AECOM	5.875	10/15/24	6,375,000
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,313,000
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,949,062
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,800,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,091,050
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,584,969
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,001,250
17,525,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	17,086,875
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,165,000
2,169,000		United Rentals North America, Inc	8.250	02/01/21	2,269,316
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,019,077
16,425,000		United Rentals North America, Inc	5.500	07/15/25	15,932,250
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	14,800,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			110,674,329
183

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.0%
$5,443,000		DR Horton, Inc	3.750%	03/01/19	$5,443,000
7,000,000		KB Home	4.750	05/15/19	6,790,000
6,300,000		KB Home	7.000	12/15/21	6,213,375
4,750,000		KB Home	7.625	05/15/23	4,690,625
9,500,000		Lennar Corp	4.500	06/15/19	9,660,313
5,000,000		Lennar Corp	4.500	11/15/19	5,084,375
7,925,000	g	Orbital ATK, Inc	5.500	10/01/23	8,043,875
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,088,000
11,400,000		Standard Pacific Corp	5.875	11/15/24	11,913,000
		TOTAL CONSUMER DURABLES & APPAREL			59,926,563

CONSUMER SERVICES - 3.0%
6,250,000	g	1011778 BC / New Red Fin	4.625	01/15/22	6,265,625
13,250,000	g	1011778 BC / New Red Fin	6.000	04/01/22	13,647,500
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,282,105
3,375,000		ARAMARK Corp	5.750	03/15/20	3,491,016
4,000,000	g	Aramark Services, Inc	5.125	01/15/24	4,075,000
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,950,620
2,000,000		MGM Resorts International	5.250	03/31/20	1,980,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,366,875
11,250,000		MGM Resorts International	6.000	03/15/23	11,165,625
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	9,942,500
2,130,000		Pinnacle Entertainment, Inc	6.375	08/01/21	2,239,163
10,015,000	g	Six Flags Entertainment Corp	5.250	01/15/21	10,140,188
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,618,350
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	16,042,500
		TOTAL CONSUMER SERVICES			98,207,067

DIVERSIFIED FINANCIALS - 4.0%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,128,500
5,000,000		Ally Financial, Inc	3.250	02/13/18	4,975,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,142,500
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,950,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,135,000
5,000,000		CIT Group, Inc	3.875	02/19/19	4,975,000
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,594,285
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	976,425
10,000,000		GMAC, Inc	8.000	11/01/31	11,550,000
2,100,000		Icahn Enterprises LP	4.875	03/15/19	2,081,100
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,167,937
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,570,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,257,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,050,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,325,000
13,500,000		NewStar Financial, Inc	7.250	05/01/20	13,095,000
11,325,000		SLM Corp	5.500	01/15/19	10,588,875
13,100,000		SLM Corp	4.875	06/17/19	12,052,000
8,000,000		SLM Corp	6.125	03/25/24	6,520,000
		TOTAL DIVERSIFIED FINANCIALS			126,133,622
184

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 10.8%
$2,000,000		Ashland, Inc	6.875%	05/15/43	$1,900,000
1,034,000		California Resources Corp	5.000	01/15/20	368,362
2,183,000		California Resources Corp	5.500	09/15/21	687,645
19,760,000	g	California Resources Corp	8.000	12/15/22	10,398,700
4,151,000		California Resources Corp	6.000	11/15/24	1,266,055
12,960,000		Calumet Specialty Products Partners LP	6.500	04/15/21	11,275,200
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	8,359,750
13,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	11,050,000
5,700,000	g	Chesapeake Energy Corp	8.000	12/15/22	2,793,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	6,475,000
7,800,000		Concho Resources, Inc	6.500	01/15/22	7,488,000
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,266,250
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	4,498,200
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	1,390,000
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	3,449,137
1,900,000		Denbury Resources, Inc	6.375	08/15/21	684,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	1,576,905
8,750,000		Dynegy, Inc	6.750	11/01/19	8,225,000
5,000,000		Dynegy, Inc	7.375	11/01/22	4,350,000
5,000,000		Dynegy, Inc	7.625	11/01/24	4,274,000
5,435,000		El Paso Corp	7.750	01/15/32	5,157,532
11,000,000		EP Energy LLC	9.375	05/01/20	7,012,500
6,030,000		EP Energy LLC	7.750	09/01/22	3,075,300
8,400,000		EP Energy LLC	6.375	06/15/23	4,200,000
14,900,000		Exterran Partners LP	6.000	04/01/21	12,255,250
7,500,000		Exterran Partners LP	6.000	10/01/22	6,112,500
9,360,000	g	Halcon Resources Corp	12.000	02/15/22	6,130,800
9,600,000		Linn Energy LLC	6.250	11/01/19	1,584,000
6,750,000		Linn Energy LLC	6.500	05/15/19	1,181,250
2,000,000		Linn Energy LLC	7.750	02/01/21	290,000
6,200,000		Matador Resources Co	6.875	04/15/23	5,766,000
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,625,000
3,600,000		Newfield Exploration Co	5.375	01/01/26	2,979,000
5,075,000		Noble Energy, Inc	5.625	05/01/21	4,964,299
3,350,000		Noble Energy, Inc	5.875	06/01/24	3,205,565
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	7,616,000
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,143,900
4,800,000		Peabody Energy Corp	6.000	11/15/18	888,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	756,250
9,500,000		Peabody Energy Corp	6.250	11/15/21	1,306,250
4,750,000	g	Peabody Energy Corp	10.000	03/15/22	902,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	150,000
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,052,050
2,562,000		Precision Drilling Corp	5.250	11/15/24	1,742,160
11,391,000		Precision Drilling Trust	6.625	11/15/20	8,884,980
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	6,014,700
4,750,000		Range Resources Corp	5.750	06/01/21	3,752,500
4,000,000		Regency Energy Partners LP	5.750	09/01/20	3,908,024
3,923,000		Regency Energy Partners LP	5.875	03/01/22	3,697,973
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	9,968,200
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	6,581,250
185

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Sabine Pass Liquefaction LLC	5.750%	05/15/24	$870,000
12,100,000	g	Sabine Pass Liquefaction LLC	5.625	03/01/25	10,239,625
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,221,650
9,000,000		SM Energy Co	6.500	11/15/21	6,705,000
5,850,000		SM Energy Co	6.125	11/15/22	4,299,750
5,795,000		SM Energy Co	6.500	01/01/23	4,259,325
8,000,000	g	Sunoco LP	5.500	08/01/20	7,580,000
10,250,000	g	Sunoco LP	6.375	04/01/23	9,635,000
8,000,000	g	Targa Resources Partners LP	5.000	01/15/18	7,400,000
4,350,000		Tesoro Corp	5.375	10/01/22	4,360,875
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,656,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	1,910,000
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	1,895,000
3,800,000		Transocean, Inc	6.000	03/15/18	3,382,000
15,650,000		Transocean, Inc	7.125	12/15/21	10,113,813
1,900,000		Transocean, Inc	4.300	10/15/22	1,007,000
6,220,000		Transocean, Inc	6.800	03/15/38	3,348,133
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	1,676,400
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	1,865,500
8,150,000		Whiting Petroleum Corp	5.000	03/15/19	6,153,250
12,450,000		WPX Energy, Inc	7.500	08/01/20	10,084,500
10,500,000		WPX Energy, Inc	6.000	01/15/22	7,350,000
9,950,000		WPX Energy, Inc	8.250	08/01/23	7,960,000
		TOTAL ENERGY			342,651,758

FOOD & STAPLES RETAILING - 0.4%
12,960,000		Ingles Markets, Inc	5.750	06/15/23	12,927,600
		TOTAL FOOD & STAPLES RETAILING			12,927,600

FOOD, BEVERAGE & TOBACCO - 1.1%
7,500,000		Constellation Brands, Inc	4.750	12/01/25	7,640,625
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,293,000
13,335,000		Post Holdings, Inc	7.375	02/15/22	13,901,737
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,715,588
		TOTAL FOOD, BEVERAGE & TOBACCO			34,550,950

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
2,950,000		CHS/Community Health Systems	8.000	11/15/19	2,972,125
5,000,000		CHS/Community Health Systems	5.125	08/01/21	4,975,000
17,275,000		CHS/Community Health Systems	6.875	02/01/22	16,389,656
5,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	5,387,500
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,260,290
575,000		HCA Holdings, Inc	6.250	02/15/21	608,062
10,000,000		HCA, Inc	6.500	02/15/20	10,895,000
13,600,000		HCA, Inc	7.500	02/15/22	15,062,000
1,800,000		HCA, Inc	5.875	03/15/22	1,899,000
13,350,000		HCA, Inc	5.375	02/01/25	13,183,125
19,250,000		HCA, Inc	5.875	02/15/26	19,322,188
900,000		HCA, Inc	7.500	11/06/33	958,500
7,125,000		HealthSouth Corp	5.125	03/15/23	6,822,187
4,625,000		HealthSouth Corp	5.750	11/01/24	4,411,094
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	8,970,000
186

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000		Kinetic Concepts, Inc	12.500%	11/01/19	$7,280,000
6,075,000		LifePoint Health, Inc	5.875	12/01/23	6,166,125
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,383,188
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,319,850
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,600,000
2,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,072,670
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,512,500
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,748,000
13,800,000		Tenet Healthcare Corp	5.000	03/01/19	12,730,500
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,125,000
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,683,625
16,000,000		Tenet Healthcare Corp	8.125	04/01/22	15,960,000
7,375,000		Tenet Healthcare Corp	6.750	06/15/23	6,840,313
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,417,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			205,954,998

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,368,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,368,000

INSURANCE - 0.4%
11,250,000	g	Onex USI Acquisition Corp	7.750	01/15/21	10,800,000
		TOTAL INSURANCE			10,800,000

MATERIALS - 7.1%
1,900,000		Alcoa, Inc	5.125	10/01/24	1,729,000
2,750,000		ArcelorMittal	6.250	08/05/20	2,196,562
4,750,000		ArcelorMittal	6.500	03/01/21	3,823,227
2,750,000		ArcelorMittal	7.250	02/25/22	2,213,750
3,700,000		ArcelorMittal	8.000	10/15/39	2,525,250
5,700,000		ArcelorMittal	7.750	03/01/41	3,854,625
7,000,000		Ball Corp	4.375	12/15/20	7,109,375
3,700,000	g	Belden, Inc	5.500	09/01/22	3,561,250
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,732,188
14,175,000	g	Berry Plastics Corp	6.000	10/15/22	14,423,062
20,000,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	21,575,000
11,400,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	12,540,000
5,100,000	g	Cascades, Inc	5.500	07/15/22	4,947,000
15,675,000	g	Cemex SAB de C.V.	5.700	01/11/25	13,108,219
2,000,000		Crown Americas LLC	6.250	02/01/21	2,065,000
2,391,000		Eagle Spinco, Inc	4.625	02/15/21	2,199,720
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	12,600,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,946,000
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	823,500
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,107,000
10,450,000		Hexion US Finance Corp	8.875	02/01/18	7,367,250
15,460,000		Hexion US Finance Corp	6.625	04/15/20	12,097,450
13,200,000		Hexion US Finance Corp	9.000	11/15/20	5,049,000
25,500,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	25,882,500
1,650,000		PolyOne Corp	5.250	03/15/23	1,608,750
7,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	7,855,780
685,000	g	Sealed Air Corp	6.500	12/01/20	755,213
187

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,000,000	g	Sealed Air Corp	4.875%	12/01/22	$7,017,500
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,549,375
650,000		Steel Dynamics, Inc	6.375	08/15/22	624,000
6,650,000		Teck Resources Ltd	6.125	10/01/35	2,971,752
9,500,000		Teck Resources Ltd	6.250	07/15/41	4,180,000
13,940,000		Tronox Finance LLC	6.375	08/15/20	8,389,092
13,370,000	g	Univar, Inc	6.750	07/15/23	12,200,125
		TOTAL MATERIALS			222,627,515

MEDIA - 8.3%
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,612,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,025,000
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,342,000
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,065,350
4,750,000		CCO Holdings LLC	5.750	01/15/24	4,880,625
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,726,250
6,650,000	g	CCO Holdings LLC	5.875	05/01/27	6,616,750
9,500,000	g	CCOH Safari LLC	5.750	02/15/26	9,523,750
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,052,500
5,000,000		Cinemark USA, Inc	4.875	06/01/23	4,875,000
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,110,362
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	855,400
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	1,939,650
6,250,000		DISH DBS Corp	6.750	06/01/21	6,296,875
5,000,000		DISH DBS Corp	5.875	07/15/22	4,662,500
8,780,000		DISH DBS Corp	5.000	03/15/23	7,616,650
4,150,000		DISH DBS Corp	5.875	11/15/24	3,693,500
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,403,500
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,375,000
4,275,000		Lamar Media Corp	5.875	02/01/22	4,488,750
675,000	g	Lynx I Corp	5.375	04/15/21	696,937
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,857,000
4,500,000		Nielsen Finance LLC	4.500	10/01/20	4,567,500
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,726,563
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,490,000
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,956,250
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,278,125
1,350,000	g	Outfront Media Capital LLC	5.625	02/15/24	1,383,750
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,400,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,621,750
4,000,000		Regal Entertainment Group	5.750	02/01/25	3,860,000
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,941,500
10,638,000		Starz LLC	5.000	09/15/19	10,770,975
12,250,000	g	Time, Inc	5.750	04/15/22	11,208,750
1,900,000	g	Unitymedia Hessen GmbH & Co KG	5.000	01/15/25	1,814,500
7,875,000	g	Unitymedia KabelBW GmbH	6.125	01/15/25	7,781,681
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,145,980
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,812,500
27,800,000	g	Univision Communications, Inc	5.125	02/15/25	26,410,000
8,000,000	g	UPCB Finance IV Ltd	5.375	01/15/25	7,540,000
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	3,017,438
14,550,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	14,149,875
		TOTAL MEDIA			262,592,986
188

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
$2,577,000	g	Endo Finance LLC	7.750%	01/15/22	$2,634,982
2,375,000	g	Endo Finance LLC	5.875	01/15/23	2,327,500
6,700,000	g	Endo Finance LLC	6.000	02/01/25	6,599,500
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,254,000
1,000,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	880,000
9,400,000	g	VRX Escrow Corp	5.875	05/15/23	8,389,500
12,475,000	g	VRX Escrow Corp	6.125	04/15/25	11,133,938
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			34,219,420

REAL ESTATE - 1.1%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	5,953,500
7,600,000		Communications Sales & Leasing, Inc	8.250	10/15/23	6,479,000
2,975,000		Equinix, Inc	4.875	04/01/20	3,092,513
5,625,000		Equinix, Inc	5.375	01/01/22	5,765,625
12,100,000		Equinix, Inc	5.875	01/15/26	12,463,000
		TOTAL REAL ESTATE			33,753,638

RETAILING - 2.5%
20,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	20,623,200
950,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	980,875
8,525,000		Asbury Automotive Group, Inc	6.000	12/15/24	8,802,062
1,500,000	g	Family Tree Escrow LLC	5.250	03/01/20	1,548,750
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,586,200
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	7,437,500
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,020,000
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	1,845,000
6,650,000	g	L Brands, Inc	6.875	11/01/35	6,832,875
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,114,063
14,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	10,344,700
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	5,050,000
3,050,000		Sally Holdings LLC	5.625	12/01/25	3,080,500
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,287,500
		TOTAL RETAILING			78,553,225

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Micron Technology, Inc	5.500	02/01/25	4,350,000
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	3,892,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,242,500

SOFTWARE & SERVICES - 2.9%
9,985,000	g	Audatex North America, Inc	6.000	06/15/21	10,059,887
3,900,000	g	Audatex North America, Inc	6.125	11/01/23	3,924,375
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	8,362,375
2,850,000	g	Boxer Parent Co, Inc	9.000	10/15/19	1,767,000
4,500,000	g	First Data Corp	5.000	01/15/24	4,477,500
6,750,000	g	First Data Corp	5.750	01/15/24	6,648,750
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,060,000
4,750,000	g,o	Infor Software Parent LLC	7.125	05/01/21	3,431,875
189

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g	MSCI, Inc	5.750%	08/15/25	$4,100,000
6,350,000		NCR Corp	5.875	12/15/21	6,254,750
4,750,000		NCR Corp	6.375	12/15/23	4,678,750
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,075,000
5,000,000	g	Open Text Corp	5.625	01/15/23	4,950,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,880,500
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	1,977,500
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,370,000
8,400,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	8,673,000
		TOTAL SOFTWARE & SERVICES			91,691,262

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
10,550,000	g,o	CommScope, Inc	6.625	06/01/20	10,668,687
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,355,625
23,700,000	g	CommScope, Inc	6.000	06/15/25	22,811,250
5,000,000		International Game Technology	7.500	06/15/19	5,349,000
9,210,000	g	International Game Technology	5.625	02/15/20	9,071,850
8,035,000	g	International Game Technology	6.250	02/15/22	7,512,725
13,285,000	g	International Game Technology	6.500	02/15/25	11,690,800
8,000,000	g	NXP BV	4.625	06/15/22	7,860,000
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,940,000
1,500,000		Scientific Games Corp	8.125	09/15/18	1,095,000
4,000,000		Scientific Games International, Inc	6.250	09/01/20	1,880,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	13,847,500
16,000,000		Scientific Games International, Inc	10.000	12/01/22	11,360,000
4,400,000		Zebra Technologies Corp	7.250	10/15/22	4,598,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			116,040,437

TELECOMMUNICATION SERVICES - 7.4%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,405,000
10,050,000	g	Altice Financing S.A.	6.625	02/15/23	9,924,375
2,000,000		CenturyLink, Inc	5.625	04/01/20	1,977,500
6,000,000		CenturyLink, Inc	6.450	06/15/21	5,850,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	6,690,450
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,101,562
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,524,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,199,680
2,750,000		Citizens Communications Co	9.000	08/15/31	2,330,625
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,423,500
14,095,000	g	Frontier Communications Corp	8.875	09/15/20	14,271,188
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,781,562
10,450,000	g	Frontier Communications Corp	11.000	09/15/25	10,345,500
10,250,000		GCI, Inc	6.875	04/15/25	10,480,625
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	2,752,500
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	5,220,000
3,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,394,250
9,300,000		Intelsat Luxembourg S.A.	6.750	06/01/18	6,928,500
10,036,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	6,837,025
4,950,000	g	Sable International Finance Ltd	6.875	08/01/22	4,776,750
8,257,000		Sprint Capital Corp	6.875	11/15/28	5,779,900
3,525,000		Sprint Capital Corp	8.750	03/15/32	2,643,750
2,825,000		Sprint Corp	7.250	09/15/21	2,104,625
190

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,500,000	g	Sprint Nextel Corp	7.000%	03/01/20	$9,523,750
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,721,750
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	4,951,875
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,183,750
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,874,875
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,880,625
10,850,000		T-Mobile USA, Inc	6.731	04/28/22	11,311,125
525,000		T-Mobile USA, Inc	6.836	04/28/23	543,375
3,350,000		T-Mobile USA, Inc	6.500	01/15/24	3,417,000
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,019,500
9,375,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	9,281,250
9,500,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	8,977,500
14,250,000		Windstream Corp	7.750	10/01/21	11,212,969
2,000,000		Windstream Corp	7.500	04/01/23	1,504,600
1,925,000		Windstream Corp	6.375	08/01/23	1,386,000
		TOTAL TELECOMMUNICATION SERVICES			231,533,311

TRANSPORTATION - 2.6%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	11,477,625
7,750,000	g	Bombardier, Inc	7.500	03/15/18	7,556,250
10,150,000	g	Bombardier, Inc	5.500	09/15/18	9,313,640
6,000,000	g	Bombardier, Inc	7.750	03/15/20	4,845,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	3,154,500
7,825,000	g	Bombardier, Inc	6.125	01/15/23	5,399,250
14,800,000	g	Bombardier, Inc	7.500	03/15/25	10,360,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,972,656
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	9,632,000
12,000,000	g	KLX, Inc	5.875	12/01/22	11,400,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,040,625
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,890,000
		TOTAL TRANSPORTATION			81,041,546

UTILITIES - 4.7%
11,145,000		AES Corp	7.375	07/01/21	11,367,900
2,000,000		AES Corp	5.500	04/15/25	1,765,000
2,500,000		AmeriGas Finance LLC	6.750	05/20/20	2,431,250
14,000,000		AmeriGas Finance LLC	7.000	05/20/22	13,545,000
7,108,000		AmeriGas Partners LP	6.250	08/20/19	6,823,680
8,522,000	g	Calpine Corp	7.875	01/15/23	9,075,930
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	5,100,000
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	13,040,620
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	7,208,000
11,000,000		Ferrellgas Partners LP	6.750	01/15/22	9,267,500
7,500,000	g	Ferrellgas Partners LP	6.750	06/15/23	6,112,500
7,925,000	g	Greatbatch Ltd	9.125	11/01/23	7,845,750
7,000,000	g	MPLX LP	4.875	12/01/24	6,282,500
14,250,000		NGL Energy Partners LP	5.125	07/15/19	11,257,500
3,000,000		NRG Energy, Inc	8.250	09/01/20	2,910,000
6,320,000		NRG Energy, Inc	7.875	05/15/21	5,925,000
5,000,000		NRG Energy, Inc	6.250	07/15/22	4,337,500
6,750,000		NRG Energy, Inc	6.625	03/15/23	5,855,625
7,000,000		NRG Energy, Inc	6.250	05/01/24	5,881,400
191

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,397,000	Suburban Propane Partners LP	7.375%	08/01/21	$1,341,120
10,200,000	Suburban Propane Partners LP	5.750	03/01/25	8,262,000
	TOTAL UTILITIES			145,635,775

	TOTAL CORPORATE BONDS			2,451,709,899
	(Cost $2,764,207,918)

	TOTAL BONDS			2,451,709,899
	(Cost $2,764,207,918)

SHORT-TERM INVESTMENTS - 9.4%
GOVERNMENT AGENCY DEBT - 5.0%
17,650,000	Federal Home Loan Bank (FHLB)	0.030 - 0.170	01/04/16	17,650,000
10,000,000	FHLB	0.100	01/20/16	9,999,330
10,000,000	FHLB	0.120	01/08/16	9,999,830
30,000,000	FHLB	0.120	01/12/16	29,999,010
20,000,000	FHLB	0.125	01/15/16	19,999,080
24,600,000	FHLB	0.240	01/29/16	24,597,442
5,000,000	FHLB	0.200	02/05/16	4,998,890
40,000,000	FHLB	0.400	03/31/16	39,971,000
	TOTAL GOVERNMENT AGENCY DEBT			157,214,582

TREASURY DEBT - 4.4%
60,000,000	United States Treasury Bill	0.132	01/28/16	59,994,780
68,000,000	United States Treasury Bill	0.230	03/03/16	67,988,032
10,000,000	United States Treasury Bill	0.245	03/31/16	9,995,780
	TOTAL TREASURY DEBT			137,978,592

	TOTAL SHORT-TERM INVESTMENTS			295,193,174
	(Cost $295,162,185)

	TOTAL INVESTMENTS - 99.0%			3,111,804,502
	(Cost $3,451,202,350)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			29,752,469
	NET ASSETS - 100.0%			$3,141,556,971

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $1,067,478,831 or 34.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
192

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 89.4%

AGENCY SECURITIES - 0.5%
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	$3,522,585
3,000,000		PEFCO	3.250	06/15/25	3,080,517
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,987,652
		TOTAL AGENCY SECURITIES			9,590,754

MORTGAGE BACKED - 0.4%
6,933,668		Government National Mortgage Association (GNMA)	3.700	10/15/33	7,368,330
		TOTAL MORTGAGE BACKED			7,368,330

U.S. TREASURY SECURITIES - 88.5%
28,669,238	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	29,127,917
39,307,064	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	40,269,969
100,254,051	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	100,029,282
31,509,977	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	32,901,836
31,297,950	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,264,525
104,328,260	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	104,080,793
32,345,405	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	33,471,122
31,457,913	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	33,268,819
79,172,340	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	78,656,216
35,546,301	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	37,666,709
42,068,545	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	43,697,019
165,547,690	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	163,318,259
70,444,480	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	73,192,871
88,156,128	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	90,797,374
70,631,332	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	71,018,956
74,622,250	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	72,227,025
103,426,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	100,153,705
68,007,060	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	65,114,720
61,320,050	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	59,816,605
62,943,628	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	62,135,180
55,091,850	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	52,236,384
37,154,290	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	35,403,208
57,857,660	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	65,672,552
35,602,170	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	34,410,209
70,768,576	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	78,489,853
38,929,305	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	44,922,666
52,253,318	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	56,982,557
41,268,673	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	53,848,355
35,659,760	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	42,159,429
36,152,139	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	49,017,130
11,026,449	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	14,884,151
193

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,958,890	k	United States Treasury Inflation Indexed Bonds	2.125%	02/15/40	$5,818,529
4,091,263	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	4,827,094
4,951,312	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	4,331,967
5,940	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	5,005
3,061,560	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	3,103,102
5,000,000		United States Treasury Note	1.000	12/31/17	4,994,315
10,000,000		United States Treasury Note	1.250	12/15/18	9,980,260
		TOTAL U.S. TREASURY SECURITIES			1,884,295,668

		TOTAL GOVERNMENT BONDS			1,901,254,752
		(Cost $1,893,508,549)

SHORT-TERM INVESTMENTS - 9.5%
GOVERNMENT AGENCY DEBT - 2.9%
5,000,000		Federal Home Loan Bank (FHLB)	0.030	01/04/16	5,000,000
12,000,000		FHLB	0.100	01/20/16	11,999,196
25,000,000		FHLB	0.210	01/25/16	24,997,800
15,541,000		FHLB	0.120	01/12/16	15,540,487
4,000,000		FHLB	0.125	01/15/16	3,999,816
		TOTAL GOVERNMENT AGENCY DEBT			61,537,299

TREASURY DEBT - 6.6%
140,000,000		United States Treasury Bill	0.132	01/28/16	139,987,820
		TOTAL TREASURY DEBT			139,987,820

		TOTAL SHORT-TERM INVESTMENTS			201,525,119
		(Cost $201,521,705)

		TOTAL INVESTMENTS - 98.9%			2,102,779,871
		(Cost $2,095,030,254)
		OTHER ASSETS & LIABILITIES, NET - 1.1%			24,577,120
		NET ASSETS - 100.0%			$2,127,356,991

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
194

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

 SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.5%

CAPITAL GOODS - 0.1%
$1,764,905	i	TransDigm, Inc	3.750%	02/28/20	$1,719,070
		TOTAL CAPITAL GOODS			1,719,070

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	h,i	Staples, Inc	3.500	04/24/21	987,080
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			987,080

CONSUMER DURABLES & APPAREL - 0.1%
594,000	i	Hanesbrands, Inc	3.250	04/29/22	595,235
1,631,289	i	PVH Corp	3.250	02/13/20	1,638,287
		TOTAL CONSUMER DURABLES & APPAREL			2,233,522

CONSUMER SERVICES - 0.5%
772,071	i	ARAMARK Corp	3.250	09/07/19	769,817
2,535,000	i	Hilton Worldwide	3.500	10/26/20	2,527,876
1,149,273	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,117,668
2,969,388	i	MGM Resorts International	3.500	12/20/19	2,924,847
		TOTAL CONSUMER SERVICES			7,340,208

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,989,640
		TOTAL DIVERSIFIED FINANCIALS			1,989,640

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
891,957	i	Capsugel Holdings US, Inc	3.500	08/01/18	874,118
1,985,000	i	CHS/Community Health Systems	3.657	12/31/18	1,954,391
127,317	i	CHS/Community Health Systems	4.000	01/27/21	125,135
2,969,849	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,953,753
989,873	i	HCA, Inc	3.174	03/31/17	988,082
1,979,747	i	HCA, Inc	3.357	05/01/18	1,976,045
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,871,524

MEDIA - 0.6%
2,969,656	i	AMC Entertainment, Inc	4.000	12/15/22	2,963,301
2,812,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,774,700
732,463	i	CSC Holdings LLC	2.924	04/17/20	729,262
1,375,674	i	Nielsen Finance LLC	3.287	04/15/21	1,376,816
987,373	i	Univision Communications, Inc	4.000	03/01/20	964,663
290,860	i	Univision Communications, Inc	4.000	03/01/20	284,109
		TOTAL MEDIA			9,092,851

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
346,500	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	332,553
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			332,553
195

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
$2,575,000	i	Avago Technologies Cayman Finance Ltd	4.250%	11/13/22	$2,544,435
2,576,654	i	Avago Technologies Ltd	3.750	05/06/21	2,568,073
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,112,508

SOFTWARE & SERVICES - 0.2%
2,969,773	i	IMS Health, Inc	3.500	03/17/21	2,895,529
		TOTAL SOFTWARE & SERVICES			2,895,529

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,815,875	i	CommScope, Inc	3.827	12/29/22	1,801,130
1,979,798	i	GXS Group, Inc	3.250	01/16/21	1,961,861
2,962,159	i	NXP BV	3.250	01/11/20	2,920,689
100,000	i	NXP BV	3.750	12/07/20	99,425
992,500	i	Sensata Technologies BV	3.000	10/14/21	973,067
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,756,172

TELECOMMUNICATION SERVICES - 0.2%
2,969,697	i	Crown Castle Operating Co	3.000	01/31/21	2,953,007
		TOTAL TELECOMMUNICATION SERVICES			2,953,007

UTILITIES - 0.1%
995,000	i	Calpine Corp	3.500	05/27/22	946,742
		TOTAL UTILITIES			946,742

		TOTAL BANK LOAN OBLIGATIONS			52,230,406
		(Cost $52,761,919)

BONDS - 94.0%

CORPORATE BONDS - 38.5%

AUTOMOBILES & COMPONENTS - 0.1%
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,121,611
		TOTAL AUTOMOBILES & COMPONENTS			1,121,611

BANKS - 13.8%
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	500,000
788,000	g	Bank Nederlandse Gemeenten NV	1.375	09/27/17	789,647
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	2,969,529
2,675,000		Bank of America Corp	3.750	07/12/16	2,708,486
9,350,000		Bank of America Corp	2.000	01/11/18	9,338,939
10,000,000		Bank of America NA	1.650	03/26/18	9,931,920
5,000,000		Bank of America NA	1.750	06/05/18	4,971,890
15,000,000		Bank of Nova Scotia	2.125	09/11/19	14,985,420
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,007,013
1,000,000		BB&T Corp	3.200	03/15/16	1,002,733
5,000,000		BB&T Corp	1.350	10/01/17	4,991,170
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,553,125
196

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,835,000		Capital One Bank USA NA	1.150%	11/21/16	$3,825,857
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,485,120
6,750,000		Citigroup, Inc	1.300	11/15/16	6,733,638
2,000,000		Citigroup, Inc	1.800	02/05/18	1,993,042
2,000,000		Citigroup, Inc	1.700	04/27/18	1,981,094
5,000,000		Citigroup, Inc	2.050	12/07/18	4,973,480
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,974,413
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,913,550
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,752,625
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,493,097
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,682,014
5,000,000		Huntington National Bank	1.300	11/20/16	4,996,610
2,000,000		Industrial & Commercial Bank of China Ltd	2.157	11/13/18	1,991,450
5,000,000	g	ING Bank NV	2.000	11/26/18	4,980,095
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	2,994,048
5,000,000		JPMorgan Chase & Co	1.700	03/01/18	4,975,620
3,000,000		KeyBank NA	1.700	06/01/18	2,978,907
1,250,000	g	National Australia Bank Ltd	2.000	06/20/17	1,260,466
2,000,000		PNC Bank NA	1.125	01/27/17	1,993,220
5,000,000		PNC Bank NA	1.500	02/23/18	4,975,665
3,800,000		PNC Bank NA	1.850	07/20/18	3,793,392
5,000,000		Royal Bank of Canada	2.000	12/10/18	4,995,830
15,000,000		Royal Bank of Canada	1.875	02/05/20	14,727,045
10,000,000		Royal Bank of Canada	2.100	10/14/20	9,831,400
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	10,878,901
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,882,544
1,800,000	g	State Bank of India	4.125	08/01/17	1,853,188
300,000	g	State Bank of India	3.250	04/18/18	304,017
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	3,981,464
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	997,912
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,010,186
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	4,986,315
9,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	8,856,801
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	499,625
500,000		Union Bank NA	2.125	06/16/17	503,129
500,000		US Bancorp	1.650	05/15/17	501,529
5,000,000		US Bank NA	1.100	01/30/17	4,992,930
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,236,813
		TOTAL BANKS			208,536,904

CAPITAL GOODS - 1.9%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	2,989,383
475,000		Caterpillar, Inc	1.500	06/26/17	475,855
2,000,000		Eaton Corp	1.500	11/02/17	1,987,476
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,002,292
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,447,647
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,007,431
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,001,610
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,185,754
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,960,452
500,000		United Technologies Corp	1.800	06/01/17	502,842
		TOTAL CAPITAL GOODS			27,560,742
197

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
$4,400,000		Air Lease Corp	2.125%	01/15/18	$4,323,000
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	2,980,242
5,000,000		Visa, Inc	1.200	12/14/17	4,994,865
1,000,000		Waste Management, Inc	2.600	09/01/16	1,006,893
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,305,000

CONSUMER DURABLES & APPAREL - 0.1%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	1,960,109
		TOTAL CONSUMER DURABLES & APPAREL			1,960,109

CONSUMER SERVICES - 0.3%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,007,690
2,500,000		Walt Disney Co	0.875	05/30/17	2,495,185
		TOTAL CONSUMER SERVICES			3,502,875

DIVERSIFIED FINANCIALS - 6.8%
500,000		American Express Centurion Bank	6.000	09/13/17	535,613
1,000,000		American Express Credit Corp	1.300	07/29/16	1,001,855
1,000,000		American Express Credit Corp	2.800	09/19/16	1,012,772
3,000,000		American Express Credit Corp	1.550	09/22/17	2,998,938
3,400,000		American Express Credit Corp	1.875	11/05/18	3,391,449
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	999,566
1,000,000		BNP Paribas S.A.	1.375	03/17/17	999,066
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,027,440
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,711,414
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,281,726
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	879,332
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,975,878
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,716,175
7,118,000	g	GE Capital International Funding Co	0.964	04/15/16	7,121,153
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,318,735
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,025,330
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,018,537
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,022,950
200,000		International Lease Finance Corp	5.750	05/15/16	202,750
200,000		International Lease Finance Corp	3.875	04/15/18	201,500
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,460,550
1,800,000		Morgan Stanley	1.750	02/25/16	1,802,075
3,300,000		Morgan Stanley	1.875	01/05/18	3,296,677
3,000,000		Morgan Stanley	2.200	12/07/18	3,001,950
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,485,563
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	999,919
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,334,719
1,000,000		Synchrony Financial	1.875	08/15/17	995,396
410,000		Toyota Motor Credit Corp	1.250	10/05/17	408,787
2,000,000		UBS AG.	1.375	08/14/17	1,987,750
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,001,763
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,017,138
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,534,850
5,000,000		Wells Fargo & Co	1.400	09/08/17	4,994,695
		TOTAL DIVERSIFIED FINANCIALS			99,764,011
198

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 2.7%
$1,600,000		BP Capital Markets plc	1.375%	05/10/18	$1,577,170
2,000,000		Chevron Corp	1.104	12/05/17	1,986,356
5,000,000		Chevron Corp	1.365	03/02/18	4,960,290
5,000,000		Chevron Corp	1.790	11/16/18	4,954,835
3,800,000		Ecopetrol S.A.	4.250	09/18/18	3,781,000
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,926,563
5,000,000		Exxon Mobil Corp	1.305	03/06/18	4,992,700
350,000		Marathon Petroleum Corp	3.500	03/01/16	350,988
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,462,354
350,000		Noble Holding International Ltd	4.000	03/16/18	316,970
500,000		Occidental Petroleum Corp	2.500	02/01/16	500,417
500,000	i	Petrobras Global Finance BV	1.990	05/20/16	487,500
575,000		Petrobras Global Finance BV	3.250	03/17/17	531,875
3,000,000		Petrobras Global Finance BV	4.875	03/17/20	2,250,000
725,000		Petrobras International Finance Co	3.875	01/27/16	722,100
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,406,255
1,320,500		Petroleos Mexicanos	2.378	04/15/25	1,318,897
625,000		Southwestern Energy Co	3.300	01/23/18	512,500
750,000		Statoil ASA	1.200	01/17/18	742,716
1,000,000		Tesoro Corp	4.250	10/01/17	1,022,500
750,000		Total Capital International S.A.	1.500	02/17/17	751,327
		TOTAL ENERGY			38,555,313

FOOD & STAPLES RETAILING - 0.2%
1,000,000		CVS Health Corp	1.200	12/05/16	1,000,166
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,445,347
		TOTAL FOOD & STAPLES RETAILING			3,445,513

FOOD, BEVERAGE & TOBACCO - 0.9%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,995,948
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	500,952
600,000		Coca-Cola Co	1.800	09/01/16	603,835
2,000,000		Diageo Capital plc	1.125	04/29/18	1,967,484
1,650,000		General Mills, Inc	0.875	01/29/16	1,649,805
675,000	g	HJ Heinz Co	2.000	07/02/18	672,588
1,650,000		JM Smucker Co	1.750	03/15/18	1,642,337
200,000		Mondelez International, Inc	4.125	02/09/16	200,516
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,039,486
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,012,475
		TOTAL FOOD, BEVERAGE & TOBACCO			12,285,426

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
1,000,000		Baxter International, Inc	0.950	06/01/16	999,411
200,000		Becton Dickinson & Co	1.750	11/08/16	201,014
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,286,275
1,000,000		McKesson Corp	1.292	03/10/17	997,222
6,175,000		Medtronic, Inc	1.500	03/15/18	6,171,863
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,242,015
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	4,969,730
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,867,530
199

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$1,000,000		Ecolab, Inc	3.000%	12/08/16	$1,014,380
375,000		Ecolab, Inc	1.450	12/08/17	371,467
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,385,847

INSURANCE - 0.7%
750,000		Aetna, Inc	1.500	11/15/17	747,157
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	1,999,360
400,000		Principal Financial Group, Inc	1.850	11/15/17	400,322
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,000,045
425,000		UnitedHealth Group, Inc	1.400	10/15/17	424,206
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,508,126
		TOTAL INSURANCE			10,079,216

MATERIALS - 0.9%
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	952,500
300,000		Corning, Inc	1.450	11/15/17	297,429
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,324,726
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,443,235
5,000,000		Monsanto Co	1.150	06/30/17	4,963,905
1,000,000		Teck Resources Ltd	2.500	02/01/18	760,000
		TOTAL MATERIALS			13,741,795

MEDIA - 0.2%
1,000,000		CBS Corp	4.000	01/15/26	975,695
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	625,150
1,000,000		Viacom, Inc	3.500	04/01/17	1,017,789
		TOTAL MEDIA			2,618,634

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
1,200,000		AbbVie, Inc	1.750	11/06/17	1,197,733
4,800,000		AbbVie, Inc	1.800	05/14/18	4,778,213
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,406,205
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,904,676
450,000		Actavis Funding SCS	3.000	03/12/20	449,641
700,000		Actavis Funding SCS	3.800	03/15/25	696,490
1,000,000		Amgen, Inc	1.250	05/22/17	996,279
1,300,000		Celgene Corp	2.125	08/15/18	1,300,308
600,000		Johnson & Johnson	2.150	05/15/16	603,678
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,000,452
2,500,000	g	Mylan NV	3.000	12/15/18	2,494,810
3,275,000		Perrigo Co plc	1.300	11/08/16	3,251,974
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			24,080,459

REAL ESTATE - 0.1%
304,000		Kimco Realty Corp	5.783	03/15/16	306,876
1,000,000		Ventas Realty LP	1.250	04/17/17	992,688
		TOTAL REAL ESTATE			1,299,564
200

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
$1,000,000	g	Semiconductor Manufacturing International Corp	4.125%	10/07/19	$1,002,306
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,002,306

SOFTWARE & SERVICES - 0.4%
800,000		Baidu, Inc	3.000	06/30/20	791,134
5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,017,740
		TOTAL SOFTWARE & SERVICES			5,808,874

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
5,000,000		Amphenol Corp	1.550	09/15/17	4,974,900
3,000,000		Apple, Inc	1.000	05/03/18	2,976,444
250,000		CC Holdings GS V LLC	2.381	12/15/17	250,269
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,000,875
1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,506,222
5,000,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	4,996,005
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,015,066
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,888,590
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	474,408
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,082,779

TELECOMMUNICATION SERVICES - 0.9%
980,000		Alibaba Group Holding Ltd	1.625	11/28/17	967,716
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	976,958
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,003,700
1,000,000	i	America Movil SAB de C.V.	1.502	09/12/16	999,987
1,330,000		AT&T, Inc	1.400	12/01/17	1,323,918
1,825,000		British Telecommunications plc	1.625	06/28/16	1,827,248
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,002,750
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	390,000
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,985,765
		TOTAL TELECOMMUNICATION SERVICES			13,478,042

TRANSPORTATION - 0.3%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,256,673
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	2,998,557
890,000	g	Transnet Ltd	4.500	02/10/16	891,883
		TOTAL TRANSPORTATION			5,147,113

UTILITIES - 2.9%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,134,034
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,954,505
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,004,096
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,979,556
1,000,000		Duke Energy Corp	2.100	06/15/18	1,001,339
2,000,000	g	Electricite de France	1.150	01/20/17	1,994,934
1,325,000		Exelon Corp	1.550	06/09/17	1,319,465
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	574,090
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,738,008
600,000		Kinder Morgan, Inc	2.000	12/01/17	578,082
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,519,440
201

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375%	10/28/19	$989,953
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,193,567
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	959,661
4,225,000		Northeast Utilities	1.600	01/15/18	4,180,777
1,500,000		Northeast Utilities	1.450	05/01/18	1,475,625
3,000,000		Sabine Pass LNG LP	7.500	11/30/16	2,985,000
2,000,000		Sempra Energy	2.300	04/01/17	2,011,598
2,825,000		Southern Power Co	1.850	12/01/17	2,823,709
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,611,071
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,995,505
		TOTAL UTILITIES			44,024,015

		TOTAL CORPORATE BONDS			573,653,678
		(Cost $577,635,979)

GOVERNMENT BONDS - 23.1%

AGENCY SECURITIES - 3.7%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	12,000,096
5,000,000		FHLB	0.625	12/28/16	4,988,690
14,000,000		FHLB	0.875	05/24/17	13,980,988
7,725,004	g	Hospital for Special Surgery	3.500	01/01/23	7,828,558
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,012,174
2,000,000		PEFCO	2.250	03/15/20	2,015,036
3,000,000		PEFCO	2.300	09/15/20	3,019,359
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	5,975,304
		TOTAL AGENCY SECURITIES			55,820,205

FOREIGN GOVERNMENT BONDS - 5.4%
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,000,618
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,020,254
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,103,797
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,095,978
500,000		Hungary Government International Bond	4.125	02/19/18	520,795
1,250,000		Hydro-Quebec	7.500	04/01/16	1,268,600
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,030,022
20,000,000	g,i	International Finance Facility for Immunisation	0.803	07/05/16	20,001,000
100,000		Italian Republic	5.250	09/20/16	102,711
15,000,000		KFW	1.875	11/30/20	14,932,440
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	4,997,340
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,684,588
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,479,950
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,007,453
500,000		Korea Development Bank	1.000	01/22/16	499,928
2,000,000		Korea Development Bank	1.500	01/22/18	1,981,498
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	416,354
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	403,748
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,331,605
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,039,000
300,000	g	Municipality Finance plc	1.750	05/21/19	300,184
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,079,539
350,000	g	Republic of Serbia	5.250	11/21/17	363,390
202

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Republic of Turkey	7.500%	07/14/17	$1,069,700
625,000	g	Slovenia Government International Bond	4.125	02/18/19	657,031
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,607,705
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,497,685
1,750,000		Svensk Exportkredit AB	1.750	08/28/20	1,719,545
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,035,000
		TOTAL FOREIGN GOVERNMENT BONDS			80,247,458

MORTGAGE BACKED - 1.2%
7,901		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	8,131
1,165,168		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,169,318
1,886,547		FNMA	2.690	10/01/17	1,921,099
2,276,586		FNMA	3.000	11/01/24	2,355,684
4,846,210		FNMA	2.000	05/25/25	4,894,247
1,983,335		Government National Mortgage Association (GNMA)	2.300	10/15/19	1,984,708
936,880		GNMA	2.176	05/16/39	942,731
1,682,417		GNMA	2.120	05/16/40	1,695,694
		TOTAL MORTGAGE BACKED			14,971,612

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,013,000
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	507,365
		TOTAL MUNICIPAL BONDS			5,520,365

U.S. TREASURY SECURITIES - 12.4%
10,471,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,448,123
22,343,860	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	22,042,955
26,315,000	d	United States Treasury Note	0.625	08/15/16	26,308,816
15,000,000	d	United States Treasury Note	0.625	12/31/16	14,974,875
31,455,000		United States Treasury Note	0.625	02/15/17	31,375,324
2,142,000		United States Treasury Note	0.500	02/28/17	2,133,372
2,520,000		United States Treasury Note	0.500	03/31/17	2,508,484
2,900,000		United States Treasury Note	0.625	06/30/17	2,885,460
7,000,000		United States Treasury Note	0.625	08/31/17	6,955,417
5,850,000		United States Treasury Note	0.625	09/30/17	5,809,816
85,000		United States Treasury Note	0.750	10/31/17	84,554
1,140,000		United States Treasury Note	0.875	11/30/17	1,136,810
7,550,000		United States Treasury Note	1.000	12/15/17	7,540,487
5,000,000		United States Treasury Note	1.000	12/31/17	4,994,315
600		United States Treasury Note	0.875	01/31/18	597
5,000,000		United States Treasury Note	1.375	09/30/18	5,016,385
16,463,000		United States Treasury Note	1.250	12/15/18	16,430,502
22,820,000		United States Treasury Note	1.625	11/30/20	22,690,679
3,290,000		United States Treasury Note	2.250	11/15/25	3,282,637
		TOTAL U.S. TREASURY SECURITIES			186,619,608

		TOTAL GOVERNMENT BONDS			343,179,248
		(Cost $343,849,365)
203

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 32.4%

ASSET BACKED - 9.7%
$223,964	i	Aames Mortgage Trust Series - 2002 1 (Class A3) (Step Bond)	7.396%	06/25/32	$216,610
13,550	i	Accredited Mortgage Loan Trust Series - 2005 3 (Class A1)	0.460	09/25/35	13,542
294,146	i	ACE Securities Corp Home Equity Loan Trust Series - 2005 HE5 (Class M2)	1.157	08/25/35	290,318
1,000,000	g	AESOP Funding II Series - 2011 5A (Class A)	3.270	02/20/18	1,014,617
1,000,000		Ally Master Owner Trust Series - 2012 5 (Class A)	1.540	09/15/19	993,955
55,677	g	Asset Backed Funding Corp NIM Trust Series - 2006 WMC1 (Class N1)	5.900	07/26/35	1
225,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2010 5A (Class A)	3.150	03/20/17	225,566
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2011 3A (Class C)	3.680	11/20/17	3,010,733
3,054,440	i	Bear Stearns ALT-A Trust Series - 2004 4 (Class A1)	1.022	06/25/34	2,924,983
5,021	i	Bear Stearns Asset Backed Securities Trust Series - 2005 SD3 (Class 2A1)	1.162	11/25/39	5,018
2,471,358		California Republic Auto Receivables Trust Series - 2015 1 (Class A2)	0.880	12/15/17	2,467,901
3,500,000		Capital Auto Receivables Asset Trust Series - 2013 1 (Class B)	1.290	04/20/18	3,491,638
1,065,589	g	Capital Automotive REIT Series - 2011 1A (Class A)	5.610	11/15/39	1,144,331
4,750,000		CarMax Auto Owner Trust Series - 2012 2 (Class C)	2.080	03/15/18	4,772,004
4,811,592	i,m	CCR, Inc Series - 2010 CX (Class C)	0.738	07/10/17	4,760,252
18,314		Centex Home Equity Series - 2002 A (Class AF6)	5.540	01/25/32	18,275
156,428	i	Centex Home Equity Series - 2004 B (Class M1)	1.067	03/25/34	144,680
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series - 2004 2 (Class 1M2)	5.700	02/26/35	232,611
6,779,925	i	Connecticut Avenue Securities Series - 2014 C02 (Class 1M1)	1.372	05/25/24	6,705,836
6,096,308	i	Connecticut Avenue Securities Series - 2015 C01 (Class 1M1)	1.922	02/25/25	6,106,223
15,684,587	i	Countrywide Asset-Backed Certificates Series - 2004 14 (Class M2)	1.007	06/25/35	15,566,177
28,534	g,i	CSMC Trust Series - 2006 CF1 (Class A1)	0.732	11/25/35	28,477
2,779,000	g	DB Master Finance LLC Series - 2015 1A (Class A2I)	3.262	02/20/45	2,749,804
1,833,750	g	Domino’s Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216	01/25/42	1,886,504
3,748,222		Entergy Louisiana Investment Recovery Funding I LLC Series - 2011 A (Class A1)	2.040	09/01/23	3,734,273
3,000,000		Ford Credit Auto Owner Trust Series - 2013 D (Class B)	1.540	03/15/19	2,988,334
204

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,250,000	g	Ford Credit Auto Owner Trust Series - 2014 2 (Class B)	2.510%	04/15/26	$9,306,881
4,505,000		Ford Credit Floorplan Master Owner Trust Series - 2013 1 (Class C)	1.370	01/15/18	4,504,786
1,000,000		Ford Credit Floorplan Master Owner Trust Series - 2012 5 (Class C)	2.140	09/15/19	1,000,600
7,000,000	g	Hertz Vehicle Financing LLC Series - 2013 1A (Class A1)	1.120	08/25/17	6,984,310
3,540,000	g	Hertz Vehicle Financing LLC Series - 2011 1A (Class A2)	3.290	03/25/18	3,591,776
1,000,000	g	Hertz Vehicle Financing LLC Series - 2011 1A (Class B2)	4.960	03/25/18	1,016,984
4,000,000		Hyundai Auto Receivables Trust Series - 2015 B (Class B)	2.010	06/15/21	3,956,582
630,966	i	Lehman XS Trust Series - 2006 1 (Class 1A1)	0.672	02/25/36	602,928
5,000,000	g	NRZ Advance Receivables Trust Advance Receivables Backed	2.540	11/15/46	4,991,719
		Series - 2015 T3 (Class AT3)
1,978,432	g	NYCTL Trust Series - 2014 A (Class A)	1.030	11/10/27	1,968,539
4,500,000	g	Ocwen Master Advance Receivables Trust Series - 2015 T2 (Class AT2)	2.532	11/15/46	4,499,550
5,220,197	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.367	09/25/34	5,230,693
		Series - 2004 WHQ1 (Class M1)
1,611,757	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.202	01/25/36	1,601,442
		Series - 2005 WCH1 (Class M2)
2,534,418	i	People’s Choice Home Loan Securities Trust Series - 2004 2 (Class M1)	1.097	10/25/34	2,502,239
6,000,000	i	RAMP Series - 2005 RS6 (Class M2)	0.932	06/25/35	5,873,227
4,306,482	i	RAMP Series - 2005 RZ4 (Class A3)	0.822	11/25/35	4,267,514
201,497	i	Residential Asset Securities Corp Series - 2005 KS3 (Class M3)	1.067	04/25/35	201,595
500,000	i	Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	520,097
310,152	i	Saxon Asset Securities Trust Series - 2002 2 (Class AF6)	6.120	11/25/30	330,771
109,503	i	Securitized Asset Backed Receivables LLC Series - 2006 OP1 (Class A2C)	0.722	10/25/35	108,854
906,765	g	Sierra Timeshare Receivables Funding LLC Series - 2012 1A (Class A)	2.840	11/20/28	910,754
638,511	g	Sierra Timeshare Receivables Funding LLC Series - 2012 2A (Class A)	2.380	03/20/29	638,609
650,671	g	Sierra Timeshare Receivables Funding LLC Series - 2012 3A (Class B)	2.660	08/20/29	649,532
4,919,469	g	Sierra Timeshare Receivables Funding LLC Series - 2014 1A (Class B)	2.420	03/20/30	4,898,511
205

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,732,079	g	SLM Student Loan Trust Series - 2012 B (Class A2)	3.480%	10/15/30	$1,755,864
33,274	i	Soundview Home Equity Loan Trust Series - 2005 OPT3 (Class A4)	0.722	11/25/35	33,230
2,994,299	g	SpringCastle America Funding LLC Series - 2014 AA (Class A)	2.700	05/25/23	2,987,574
5,000,000	g	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2	2.620	01/15/47	4,999,596
		Series - 2015 T2 (Class AT2)
339,680	i	Structured Asset Investment Loan Trust Series - 2004 10 (Class A9)	1.482	11/25/34	335,880
3,070,389	i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2006 WF1 (Class A5)	0.481	02/25/36	3,058,962
694,228	g,i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2006 GEL4 (Class A2)	0.642	10/25/36	689,050
4,899	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.562	07/25/36	4,894
3,990,000	g	Wendys Funding LLC Series - 2015 1A (Class A2I)	3.371	06/15/45	3,892,994
		TOTAL ASSET BACKED			153,409,200

OTHER MORTGAGE BACKED - 22.7%
2,876,960	i	American Home Mortgage Investment Trust Series - 2004 4 (Class 3A)	1.022	02/25/45	2,870,929
2,495,000	i	Banc of America Commercial Mortgage Trust Series - 2006 3 (Class AM)	5.851	07/10/44	2,519,813
2,000,000	i	Banc of America Commercial Mortgage Trust Series - 2006 2 (Class AJ)	5.954	05/10/45	2,003,324
10,000,000		Banc of America Commercial Mortgage Trust Series - 2006 6 (Class AM)	5.390	10/10/45	10,253,374
8,750,000	g	Banc of America Commercial Mortgage Trust Series - 2007 1 (Class AM)	5.416	01/15/49	8,952,524
5,000,000	i	Banc of America Commercial Mortgage Trust Series - 2007 1 (Class AMFX)	5.482	01/15/49	5,119,883
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust Series - 2003 PWR2 (Class H)	5.300	05/11/39	14,242,525
3,950,000	i	CD Mortgage Trust Series - 2007 CD5 (Class AJ)	6.124	11/15/44	4,117,923
7,896,000	i	Citigroup Commercial Mortgage Trust Series - 2006 C4 (Class AJ)	5.975	03/15/49	7,935,452
614,041	i	Citigroup Commercial Mortgage Trust Series - 2007 C6 (Class ASB)	5.713	12/10/49	620,550
10,000,000	g,i	Citigroup Commercial Mortgage Trust Series - 2007 C6 (Class AMFX)	5.898	12/10/49	10,193,008
5,012,491	i	Citigroup Mortgage Loan Trust Series - 2004 OPT1 (Class M1)	1.010	10/25/34	5,012,707
6,595,972	g,i	Citigroup Mortgage Loan Trust Series - 2015 8 (Class 1A1)	0.401	05/25/37	6,306,299
5,061,357	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class A1A)	5.761	05/15/46	5,291,594
8,670,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AM)	5.771	05/15/46	9,100,744
206

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,840,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C2 (Class AMFX)	5.526%	04/15/47	$7,121,010
4,000,000	i	COMM Mortgage Trust Series - 2007 C9 (Class B)	5.796	12/10/49	4,051,226
208,090	i	Commercial Mortgage Trust Series - 2005 GG5 (Class AJ)	5.238	04/10/37	207,909
2,000,000	i	Commercial Mortgage Trust Series - 2007 GG11 (Class AM)	5.867	12/10/49	2,077,521
10,000,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C4 (Class A1AJ)	5.903	09/15/39	10,085,153
9,676,585	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C2 (Class AMFL)	0.581	01/15/49	9,209,834
10,000,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C2 (Class AJ)	5.625	01/15/49	9,679,315
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp Series - 2004 C2 (Class E)	5.736	05/15/36	2,093,344
19,035		Credit Suisse First Boston Mortgage Securities Corp Series - 2005 C3 (Class AJ)	4.771	07/15/37	19,023
1,971,104	g	Credit Suisse First Boston Mortgage Securities Corp Series - 1998 C1 (Class F)	6.000	05/17/40	2,037,884
5,935,000		Credit Suisse Mortgage Capital Certificates Series - 2006 C4 (Class AM)	5.509	09/15/39	6,045,815
2,955,382	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust Series - 2004 5 (Class A5B) (Step Bond)	5.440	07/25/34	3,031,202
8,396,056	i	Fannie Mae Connecticut Avenue Securities Series - 2015 C04 (Class 1M1)	2.022	04/25/28	8,407,046
27	i	Greenpoint Mortgage Funding Trust Series - 2006 AR4 (Class A1A)	0.522	09/25/46	27
1,108,726	i	GSR Mortgage Loan Trust Series - 2006 OA1 (Class 2A1)	0.612	08/25/46	1,080,003
1,259,282	i	Homestar Mortgage Acceptance Corp Series - 2004 5 (Class A1)	0.872	10/25/34	1,248,826
322,219	i	Impac CMB Trust Series - 2004 11 (Class 2A1)	1.082	03/25/35	298,593
7,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2013 WT (Class B)	4.845	02/16/25	7,232,265
8,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2006 LDP6 (Class AJ)	5.565	04/15/43	8,029,206
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2006 LDP8 (Class AJ)	5.480	05/15/45	2,033,774
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2006 LDP8 (Class B)	5.520	05/15/45	7,014,153
4,027,132		JP Morgan Chase Commercial Mortgage Securities Trust Series - 2006 LDP9 (Class A1A)	5.257	05/15/47	4,086,938
6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2007 LD12 (Class AM)	6.192	02/15/51	6,523,412
10,691,000	g,i	LB-UBS Commercial Mortgage Trust Series - 2004 C7 (Class K)	5.151	10/15/36	11,044,623
11,190,000		LB-UBS Commercial Mortgage Trust Series - 2007 C1 (Class AJ)	5.484	02/15/40	11,302,014
207

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,351,168	g,i	LVII Resecuritization Trust Series - 2015 A (Class A)	3.033%	07/31/47	$6,351,168
1,983,231	g,i	ML-CFC Commercial Mortgage Trust Series - 2007 5 (Class AMFL)	0.497	08/12/48	1,857,464
9,000,000	i	Morgan Stanley Capital I Trust Series - 2006 HQ10 (Class AJ)	5.389	11/12/41	9,029,681
405,000	i	Morgan Stanley Capital I Trust Series - 2006 HQ9 (Class AJ)	5.793	07/12/44	410,795
10,950,000	i	Morgan Stanley Capital I Trust Series - 2007 IQ15 (Class AM)	5.907	06/11/49	11,467,158
2,250,000	i	Morgan Stanley Capital I Trust Series - 2007 IQ16 (Class AM)	6.281	12/12/49	2,371,789
1,250,000		Morgan Stanley Capital I Trust Series - 2005 IQ9 (Class D)	5.000	07/15/56	1,285,848
910,836	i	Morgan Stanley Capital I Trust 2007-HQ11 Series - 2007 HQ11 (Class AMFL)	0.487	02/12/44	888,215
721		Residential Accredit Loans, Inc Series - 2004 QS4 (Class A1)	4.350	03/25/34	720
4,056,458	i	Structured Adjustable Rate Mortgage Loan Trust Series - 2004 9XS (Class A)	0.792	07/25/34	3,917,061
44,795	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2014 DN4 (Class M1)	1.822	10/25/24	44,797
3,224,998	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 DN1 (Class M1)	1.672	01/25/25	3,227,664
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 DN1 (Class M2)	2.822	01/25/25	13,198,904
3,893,588	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 HQ1 (Class M1)	1.472	03/25/25	3,892,538
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 HQ1 (Class M2)	2.622	03/25/25	9,971,174
9,565,615	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 HQ2 (Class M1)	1.522	05/25/25	9,549,974
10,325,963	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 DNA3 (Class M1)	1.772	04/25/28	10,331,315
5,947,006	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2015 HQA2 (Class M1)	1.572	05/25/28	5,949,216
8,735,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.383	12/15/43	9,025,623
864,355	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class A1A)	5.608	05/15/46	892,510
1,125,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AM)	5.818	05/15/46	1,181,470
3,560,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class AM)	5.591	04/15/47	3,689,980
9,635,000	g	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AMFX)	5.703	06/15/49	10,038,214
4,020,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C33 (Class AM)	5.953	02/15/51	4,222,599
		TOTAL OTHER MORTGAGE BACKED			341,296,642

		TOTAL STRUCTURED ASSETS			494,705,842
		(Cost $498,567,243)

		TOTAL BONDS			1,411,538,768
		(Cost $1,420,052,587)
208

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.3%
$4,000,000	d	Federal Home Loan Bank (FHLB)	0.125%	01/15/16	$3,999,816
		TOTAL GOVERNMENT AGENCY DEBT			3,999,816

TREASURY DEBT - 1.9%
29,400,000	d	United States Treasury Bill	0.132	01/28/16	29,397,442
		TOTAL TREASURY DEBT			29,397,442

		TOTAL SHORT-TERM INVESTMENTS			33,397,258
		(Cost $33,396,785)

		TOTAL INVESTMENTS - 99.7%			1,497,166,432
		(Cost $1,506,211,291)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			4,272,340
		NET ASSETS - 100.0%			$1,501,438,772

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $311,899,028 or 20.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
209

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.8%

CORPORATE BONDS - 26.0%

BANKS - 6.7%
$250,000	Australia & New Zealand Banking Group Ltd	1.250%	01/10/17	$250,315
900,000	Bank of America Corp	1.700	08/25/17	897,498
250,000	Bank of America NA	2.050	12/07/18	249,313
200,000	Bank of Montreal	1.400	04/10/18	198,176
200,000	Bank of Nova Scotia	1.450	04/25/18	198,477
250,000	Capital One NA	2.350	08/17/18	250,515
300,000	Citigroup, Inc	1.350	03/10/17	298,868
150,000	Citigroup, Inc	1.800	02/05/18	149,478
100,000	Citigroup, Inc	2.050	12/07/18	99,470
250,000	Citizens Bank NA	2.300	12/03/18	249,738
200,000	Commonwealth Bank of Australia	1.900	09/18/17	201,041
100,000	Commonwealth Bank of Australia	1.750	11/02/18	99,287
50,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	51,110
250,000	Deutsche Bank AG	1.875	02/13/18	247,868
100,000	Discover Bank	2.600	11/13/18	99,940
50,000	Fifth Third Bancorp	5.450	01/15/17	51,834
200,000	Fifth Third Bancorp	2.150	08/20/18	200,593
100,000	HSBC USA, Inc	1.625	01/16/18	99,514
250,000	Huntington National Bank	2.200	11/06/18	249,341
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	248,931
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	102,548
600,000	JPMorgan Chase & Co	1.800	01/25/18	599,233
200,000	JPMorgan Chase & Co	1.700	03/01/18	199,025
100,000	Lloyds Bank plc	2.000	08/17/18	100,074
250,000	National Bank of Canada	2.100	12/14/18	249,698
250,000	PNC Bank NA	1.800	11/05/18	249,383
250,000	Royal Bank of Canada	1.250	06/16/17	249,767
200,000	Royal Bank of Canada	2.000	12/10/18	199,833
200,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	199,916
250,000	Toronto-Dominion Bank	1.125	05/02/17	249,187
200,000	US Bancorp	2.200	11/15/16	201,923
250,000	Westpac Banking Corp	1.550	05/25/18	248,045
100,000	Westpac Banking Corp	1.950	11/23/18	99,810
	TOTAL BANKS			7,339,749

CAPITAL GOODS - 0.9%
250,000	Caterpillar Financial Services Corp	1.250	08/18/17	249,115
200,000	Danaher Corp	1.650	09/15/18	199,920
200,000	John Deere Capital Corp	1.125	06/12/17	199,617
100,000	John Deere Capital Corp	1.750	08/10/18	100,035
100,000	Lockheed Martin Corp	1.850	11/23/18	99,836
100,000	Pentair Finance S.A.	2.900	09/15/18	99,564
210

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$50,000	United Technologies Corp	5.375%	12/15/17	$53,754
	TOTAL CAPITAL GOODS			1,001,841

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	Air Lease Corp	2.625	09/04/18	98,868
100,000	McGraw-Hill Financial, Inc	2.500	08/15/18	100,632
200,000	Visa, Inc	1.200	12/14/17	199,795
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			399,295

CONSUMER DURABLES & APPAREL - 0.1%
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	96,796
	TOTAL CONSUMER DURABLES & APPAREL			96,796

CONSUMER SERVICES - 0.4%
100,000	McDonald’s Corp	5.350	03/01/18	107,093
100,000	McDonald’s Corp	2.100	12/07/18	100,082
100,000	Walt Disney Co	1.100	12/01/17	99,693
100,000	Walt Disney Co	1.500	09/17/18	99,819
	TOTAL CONSUMER SERVICES			406,687

DIVERSIFIED FINANCIALS - 5.1%
100,000	Abbey National Treasury Services plc	2.000	08/24/18	99,853
100,000	American Express Co	1.550	05/22/18	99,230
300,000	American Express Credit Corp	1.550	09/22/17	299,894
75,000	American Express Credit Corp	1.875	11/05/18	74,811
200,000	American Honda Finance Corp	1.550	12/11/17	200,055
100,000	Bank of New York Mellon Corp	1.300	01/25/18	99,113
200,000	BNP Paribas S.A.	1.375	03/17/17	199,813
300,000	Credit Suisse	1.750	01/29/18	299,149
250,000	Ford Motor Credit Co LLC	1.684	09/08/17	246,985
200,000	Ford Motor Credit Co LLC	1.724	12/06/17	196,915
150,000	Ford Motor Credit Co LLC	2.551	10/05/18	148,932
155,000	General Electric Capital Corp	1.250	05/15/17	154,994
300,000	General Electric Capital Corp	1.600	11/20/17	301,942
200,000	General Motors Financial Co, Inc	2.400	04/10/18	199,015
100,000	General Motors Financial Co, Inc	3.100	01/15/19	99,876
700,000	Goldman Sachs Group, Inc	2.375	01/22/18	706,095
500,000	Morgan Stanley	4.750	03/22/17	517,901
100,000	Morgan Stanley	2.125	04/25/18	100,224
180,000	National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	179,985
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,642
100,000	PACCAR Financial Corp	1.750	08/14/18	99,678
100,000	Synchrony Financial	2.600	01/15/19	99,668
50,000	Toyota Motor Credit Corp	1.750	05/22/17	50,321
200,000	Toyota Motor Credit Corp	1.250	10/05/17	199,408
250,000	UBS AG.	1.375	06/01/17	248,826
500,000	Wells Fargo & Co	1.150	06/02/17	498,136
100,000	Wells Fargo & Co	1.500	01/16/18	99,591
	TOTAL DIVERSIFIED FINANCIALS			5,570,052
211

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 2.3%
$200,000		Anadarko Petroleum Corp	6.375%	09/15/17	$209,720
200,000		BP Capital Markets plc	1.375	05/10/18	197,146
100,000		Chevron Corp	1.344	11/09/17	99,781
200,000		Chevron Corp	1.718	06/24/18	199,014
100,000		Chevron Corp	1.790	11/16/18	99,097
100,000		ConocoPhillips Co	1.050	12/15/17	98,193
200,000		Enterprise Products Operating LLC	1.650	05/07/18	195,104
100,000		Marathon Petroleum Corp	2.700	12/14/18	98,897
50,000		Nabors Industries, Inc	6.150	02/15/18	50,739
500,000		Pemex Project Funding Master Trust	5.750	03/01/18	520,500
200,000		Shell International Finance BV	1.125	08/21/17	198,615
100,000		Shell International Finance BV	1.250	11/10/17	99,480
100,000		Shell International Finance BV	1.625	11/10/18	99,465
150,000		Total Capital International S.A.	1.550	06/28/17	150,390
100,000		TransCanada PipeLines Ltd	1.625	11/09/17	99,184
100,000		TransCanada PipeLines Ltd	1.875	01/12/18	99,620
		TOTAL ENERGY			2,514,945

FOOD & STAPLES RETAILING - 0.2%
200,000		CVS Health Corp	1.900	07/20/18	199,897
		TOTAL FOOD & STAPLES RETAILING			199,897

FOOD, BEVERAGE & TOBACCO - 1.3%
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	199,331
50,000		Coca-Cola Co	1.150	04/01/18	49,863
100,000		Coca-Cola Co	0.875	10/27/17	99,632
50,000		Diageo Capital plc	5.750	10/23/17	53,685
100,000		Hershey Co	1.600	08/21/18	100,007
200,000	g	HJ Heinz Co	1.600	06/30/17	199,435
100,000		Kraft Foods, Inc	6.500	08/11/17	107,469
200,000		PepsiCo, Inc	1.250	08/13/17	200,067
50,000		PepsiCo, Inc	1.000	10/13/17	49,744
200,000		Philip Morris International, Inc	5.650	05/16/18	218,241
100,000		Reynolds American, Inc	2.300	06/12/18	100,635
		TOTAL FOOD, BEVERAGE & TOBACCO			1,378,109

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000		Becton Dickinson & Co	1.800	12/15/17	99,860
200,000		Express Scripts Holding Co	2.650	02/15/17	201,975
100,000		Medtronic, Inc	1.375	04/01/18	99,479
100,000		St. Jude Medical, Inc	2.000	09/15/18	99,827
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	99,946
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			601,087

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
50,000		Ecolab, Inc	1.450	12/08/17	49,529
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			49,529

INSURANCE - 0.7%
250,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	251,631
100,000		Hartford Financial Services Group, Inc	5.375	03/15/17	104,303
212

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$48,000		ING US, Inc	2.900%	02/15/18	$48,528
100,000		MetLife, Inc	1.903	12/15/17	100,590
100,000		Prudential Financial, Inc	6.100	06/15/17	105,945
200,000		UnitedHealth Group, Inc	1.400	12/15/17	199,430
		TOTAL INSURANCE			810,427

MATERIALS - 0.5%
50,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	49,900
200,000		Freeport-McMoRan, Inc	2.150	03/01/17	183,000
200,000		Kimberly-Clark Corp	6.125	08/01/17	214,888
50,000		Rio Tinto Finance USA plc	2.000	03/22/17	49,956
100,000		Rohm and Haas Co	6.000	09/15/17	106,442
		TOTAL MATERIALS			604,186

MEDIA - 0.4%
200,000		Comcast Corp	6.300	11/15/17	217,600
200,000		Time Warner Cable, Inc	5.850	05/01/17	209,232
		TOTAL MEDIA			426,832

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
200,000		AbbVie, Inc	1.750	11/06/17	199,622
100,000		AbbVie, Inc	1.800	05/14/18	99,546
200,000		Actavis Funding SCS	2.350	03/12/18	200,240
200,000		Amgen, Inc	1.250	05/22/17	199,256
100,000		AstraZeneca plc	1.750	11/16/18	99,693
100,000		Gilead Sciences, Inc	1.850	09/04/18	100,454
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	218,018
200,000		Johnson & Johnson	5.550	08/15/17	213,877
100,000	g	Mylan NV	3.000	12/15/18	99,792
50,000		Pfizer, Inc	1.500	06/15/18	49,935
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,480,433

REAL ESTATE - 0.4%
200,000		HCP, Inc	6.000	01/30/17	208,346
100,000		Health Care REIT, Inc	4.700	09/15/17	104,531
100,000		Simon Property Group LP	2.150	09/15/17	100,935
		TOTAL REAL ESTATE			413,812

RETAILING - 0.5%
100,000		Best Buy Co, Inc	5.000	08/01/18	103,850
100,000		Costco Wholesale Corp	5.500	03/15/17	105,264
200,000		Target Corp	5.375	05/01/17	211,150
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	99,590
		TOTAL RETAILING			519,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	250,346
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			250,346

SOFTWARE & SERVICES - 0.9%
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	100,355
213

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		International Business Machines Corp	5.700%	09/14/17	$214,527
100,000		International Business Machines Corp	1.125	02/06/18	99,336
100,000		Microsoft Corp	1.300	11/03/18	99,834
50,000		Oracle Corp	1.200	10/15/17	50,029
200,000		Oracle Corp	5.750	04/15/18	218,248
200,000		Xerox Corp	2.950	03/15/17	201,493
		TOTAL SOFTWARE & SERVICES			983,822

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
200,000		Apple, Inc	1.000	05/03/18	198,429
200,000		Cisco Systems, Inc	1.650	06/15/18	200,830
200,000		EMC Corp	1.875	06/01/18	186,637
200,000		General Electric Co	5.250	12/06/17	213,556
100,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	99,920
100,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	99,964
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			999,336

TELECOMMUNICATION SERVICES - 0.7%
300,000		AT&T, Inc	1.400	12/01/17	298,628
100,000		Telefonica Emisiones SAU	3.192	04/27/18	101,951
200,000		Verizon Communications, Inc	1.350	06/09/17	199,431
200,000		Vodafone Group plc	1.500	02/19/18	197,790
		TOTAL TELECOMMUNICATION SERVICES			797,800

TRANSPORTATION - 0.2%
150,000		Burlington Northern Santa Fe LLC	5.650	05/01/17	157,756
50,000		United Parcel Service, Inc	1.125	10/01/17	49,966
		TOTAL TRANSPORTATION			207,722

UTILITIES - 1.2%
100,000		American Electric Power Co, Inc	1.650	12/15/17	99,258
100,000		Duke Energy Corp	1.625	08/15/17	99,870
100,000		Exelon Corp	1.550	06/09/17	99,582
50,000		Georgia Power Co	5.700	06/01/17	52,779
100,000		Georgia Power Co	1.950	12/01/18	99,767
100,000		Kinder Morgan, Inc	2.000	12/01/17	96,347
200,000		MidAmerican Energy Holdings Co	5.750	04/01/18	216,088
200,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	200,182
100,000		Southern Power Co	1.850	12/01/17	99,954
50,000		Virginia Electric and Power Co	1.200	01/15/18	49,502
100,000		Wisconsin Public Service Corp	1.650	12/04/18	99,384
100,000		Xcel Energy, Inc	1.200	06/01/17	99,496
		TOTAL UTILITIES			1,312,209

		TOTAL CORPORATE BONDS			28,364,766
		(Cost $28,512,159)

GOVERNMENT BONDS - 73.8%

AGENCY SECURITIES - 7.2%
100,000		Federal Farm Credit Banks (FFCB)	4.875	01/17/17	104,054
214

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$730,000		Federal Home Loan Banks (FHLB)	0.875%	03/10/17	$729,534
1,000,000		FHLB	2.250	09/08/17	1,018,688
500,000		FHLB	1.125	04/25/18	498,739
2,800,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	03/08/17	2,802,576
800,000	j	Federal National Mortgage Association (FNMA)	0.000	06/01/17	786,952
2,000,000		FNMA	0.875	08/28/17	1,990,498
		TOTAL AGENCY SECURITIES			7,931,041

FOREIGN GOVERNMENT BONDS - 6.9%
500,000		African Development Bank	0.875	05/15/17	498,825
100,000		African Development Bank	0.750	11/03/17	99,195
100,000		African Development Bank	1.625	10/02/18	100,461
400,000		Asian Development Bank	0.750	07/28/17	397,808
250,000		Canada Government International Bond	1.125	03/19/18	249,266
100,000		European Bank for Reconstruction & Development	0.750	09/01/17	99,441
1,350,000		European Investment Bank	1.125	09/15/17	1,347,831
50,000		Export Development Canada	0.750	12/15/17	49,576
100,000		Export Development Canada	1.000	11/01/18	98,847
100,000		Export Development Canada	1.250	12/10/18	99,376
215,000		FMS Wertmanagement AoeR	0.625	01/30/17	214,023
500,000		Inter-American Development Bank	1.125	03/15/17	501,144
100,000		Inter-American Development Bank	1.125	08/28/18	99,080
650,000		International Bank for Reconstruction & Development	1.000	11/15/17	648,957
100,000		International Bank for Reconstruction & Development	1.000	10/05/18	98,886
500,000		International Finance Corp	1.000	04/24/17	499,211
75,000		International Finance Corp	1.250	11/27/18	74,186
200,000		Italy Government International Bond	5.375	06/12/17	210,260
1,450,000		KFW	0.875	09/05/17	1,442,583
100,000		Landwirtschaftliche Rentenbank	2.375	09/13/17	101,978
50,000		Mexico Government International Bond	5.625	01/15/17	51,950
300,000		Province of Ontario Canada	1.100	10/25/17	298,586
200,000		Province of Quebec Canada	5.125	11/14/16	206,906
100,000		Republic of Turkey	7.500	07/14/17	106,970
		TOTAL FOREIGN GOVERNMENT BONDS			7,595,346

U.S. TREASURY SECURITIES - 59.7%
28,000,000		United States Treasury Note	0.875	05/15/17	27,983,788
7,200,000		United States Treasury Note	0.625	07/31/17	7,160,011
5,500,000		United States Treasury Note	0.625	09/30/17	5,462,221
4,000,000		United States Treasury Note	0.875	11/30/17	3,988,808
2,150,000		United States Treasury Note	0.875	07/15/18	2,130,807
11,250,000		United States Treasury Note	1.000	09/15/18	11,171,250
1,700,000		United States Treasury Note	0.875	10/15/18	1,681,438
2,800,000		United States Treasury Note	1.250	11/15/18	2,796,004
3,000,000		United States Treasury Note	1.250	12/15/18	2,994,078
		TOTAL U.S. TREASURY SECURITIES			65,368,405

		TOTAL GOVERNMENT BONDS			80,894,792
		(Cost $81,326,746)
215

TIAA-CREF FUNDS - Short-Term Bond Index Fund

		VALUE
	TOTAL BONDS	$109,259,558
	(Cost $109,838,905)

	TOTAL INVESTMENTS - 99.8%	109,259,558
	(Cost $109,838,905)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	224,312
	NET ASSETS - 100.0%	$109,483,870

	Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $499,111 or 0.5% of net assets.
j	Zero coupon
216

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.8%

ENERGY - 0.2%
$42,146	i	Granite Acquisition, Inc	5.000%	12/19/21	$37,510
948,276	i	Granite Acquisition, Inc	5.000	12/19/21	843,966
		TOTAL ENERGY			881,476

MEDIA - 0.2%
1,325,000	i	CCO Safari III LLC	3.500	01/24/23	1,322,244
		TOTAL MEDIA			1,322,244

UTILITIES - 0.4%
863,763	i	ExGen Renewables I LLC	5.250	02/06/21	863,763
1,912,138	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,778,288
		TOTAL UTILITIES			2,642,051

		TOTAL BANK LOAN OBLIGATIONS			4,845,771
		(Cost $5,064,751)

BONDS - 97.4%

CORPORATE BONDS - 36.9%

AUTOMOBILES & COMPONENTS - 0.8%
1,575,000		Delphi Automotive plc	3.150	11/19/20	1,573,135
3,135,000		Harley-Davidson, Inc	4.625	07/28/45	3,073,805
		TOTAL AUTOMOBILES & COMPONENTS			4,646,940

BANKS - 6.0%
3,200,000		Bank of America Corp	1.350	11/21/16	3,195,706
3,000,000		Bank of America Corp	1.950	05/12/18	2,982,951
1,000,000		Bank of Nova Scotia	2.125	09/11/19	999,028
2,906,000	i	BOK Financial Corp	1.052	05/15/17	2,893,786
1,750,000	i	Chittenden Corp	1.047	02/14/17	1,734,456
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	253,081
500,000		Discover Bank	4.200	08/08/23	510,836
500,000		Huntington Bancshares, Inc	2.600	08/02/18	500,633
500,000		Huntington National Bank	1.375	04/24/17	497,000
5,000,000	g	ING Bank NV	2.000	11/26/18	4,980,095
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	492,174
1,850,000	i	Manufacturers & Traders Trust Co	0.620	07/25/17	1,844,222
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	968,687
1,000,000		Northern Trust Corp	3.375	08/23/21	1,038,338
2,000,000		People’s United Financial, Inc	3.650	12/06/22	1,969,520
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,963,606
3,000,000		Royal Bank of Canada	2.100	10/14/20	2,949,420
217

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Silicon Valley Bank	6.050%	06/01/17	$261,659
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	494,496
2,220,000		SVB Financial Group	3.500	01/29/25	2,128,800
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,952,267
		TOTAL BANKS			35,610,761

CAPITAL GOODS - 1.9%
1,150,000	g	Anixter, Inc	5.500	03/01/23	1,155,750
3,000,000	g	CRH America, Inc	3.875	05/18/25	2,981,007
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,014,961
250,000		Pentair Finance S.A.	1.875	09/15/17	247,280
500,000		Pentair Finance S.A.	2.650	12/01/19	484,844
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	991,548
1,000,000		Rockwell Automation, Inc	2.875	03/01/25	975,337
500,000		Rockwell Collins, Inc	3.700	12/15/23	514,342
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,550,000
		TOTAL CAPITAL GOODS			10,915,069

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,000,000		Air Lease Corp	2.125	01/15/18	982,500
500,000		Air Lease Corp	3.875	04/01/21	502,500
1,000,000		Air Lease Corp	4.250	09/15/24	980,000
2,200,000		Waste Management, Inc	3.900	03/01/35	2,056,989
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,521,989

CONSUMER SERVICES - 1.1%
3,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,022,836
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,818,230
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	1,879,178
		TOTAL CONSUMER SERVICES			6,720,244

DIVERSIFIED FINANCIALS - 2.3%
500,000	g,i	Armor Re Ltd	4.243	12/15/16	498,950
250,000	i	Bank of New York Mellon Corp	0.889	08/01/18	249,367
250,000	g	Bayer US Finance LLC	2.375	10/08/19	250,224
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,002,300
500,000	g	EDP Finance BV	5.250	01/14/21	516,679
500,000	i	Ford Motor Credit Co LLC	1.594	05/09/16	500,681
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	498,860
1,000,000	i	Ford Motor Credit Co LLC	1.264	11/04/19	971,274
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	979,085
2,675,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,666,871
3,000,000		Morgan Stanley	2.200	12/07/18	3,001,950
250,000	g	RCI Banque S.A.	3.500	04/03/18	254,883
2,000,000		State Street Corp	2.550	08/18/20	2,025,552
		TOTAL DIVERSIFIED FINANCIALS			13,416,676

ENERGY - 2.2%
616,000	g	California Resources Corp	8.000	12/15/22	324,170
230,000		California Resources Corp	6.000	11/15/24	70,150
1,000,000		EOG Resources, Inc	3.900	04/01/35	915,070
218

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Marathon Petroleum Corp	4.750%	09/15/44	$817,397
336,000		National Oilwell Varco, Inc	2.600	12/01/22	293,918
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	761,624
500,000	g	Northern Natural Gas Co	4.100	09/15/42	482,616
1,000,000		Phillips 66	4.650	11/15/34	936,798
1,000,000		Southwestern Energy Co	3.300	01/23/18	820,000
1,000,000		Southwestern Energy Co	4.050	01/23/20	725,000
1,000,000	i	Statoil ASA	0.544	11/09/17	994,904
500,000		Statoil ASA	3.150	01/23/22	498,757
1,000,000		Statoil ASA	2.450	01/17/23	948,344
500,000		Statoil ASA	2.650	01/15/24	467,924
3,000,000		Statoil ASA	3.950	05/15/43	2,709,825
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	886,388
		TOTAL ENERGY			12,652,885

FOOD & STAPLES RETAILING - 0.3%
1,700,000	i	Kroger Co	0.845	10/17/16	1,698,915
		TOTAL FOOD & STAPLES RETAILING			1,698,915

FOOD, BEVERAGE & TOBACCO - 0.5%
1,000,000		JM Smucker Co	1.750	03/15/18	995,356
1,000,000		JM Smucker Co	3.000	03/15/22	994,995
825,000		Mead Johnson Nutrition Co	3.000	11/15/20	825,121
		TOTAL FOOD, BEVERAGE & TOBACCO			2,815,472

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	501,296
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	987,663
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	981,802
1,000,000		Owens & Minor, Inc	3.875	09/15/21	996,105
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,466,866

INSURANCE - 1.7%
500,000	g	Five Corners Funding Trust	4.419	11/15/23	522,049
1,200,000	g,i	Merna Reinsurance IV Ltd	2.663	04/08/16	1,199,640
1,750,000		Progressive Corp	3.700	01/26/45	1,583,776
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	1,997,500
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	3,817,070
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	943,758
		TOTAL INSURANCE			10,063,793

MATERIALS - 1.3%
500,000		Agrium, Inc	3.150	10/01/22	478,374
2,000,000		Agrium, Inc	3.500	06/01/23	1,909,336
1,000,000		Agrium, Inc	5.250	01/15/45	932,127
1,000,000		Eastman Chemical Co	2.700	01/15/20	990,527
2,000,000		International Paper Co	5.000	09/15/35	1,983,390
1,000,000		LyondellBasell Industries NV	4.625	02/26/55	810,954
500,000		Nucor Corp	4.000	08/01/23	484,971
		TOTAL MATERIALS			7,589,679
219

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 1.3%
$3,000,000	g	CCO Safari II LLC	3.579%	07/23/20	$2,982,816
1,770,000	g	CCO Safari II LLC	4.464	07/23/22	1,763,840
3,000,000	g	CCO Safari II LLC	4.908	07/23/25	2,997,051
		TOTAL MEDIA			7,743,707

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,100,000		Biogen, Inc	2.900	09/15/20	1,097,585
3,000,000		Biogen, Inc	3.625	09/15/22	3,033,588
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	432,954
1,150,000		Zoetis, Inc	3.450	11/13/20	1,151,379
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,715,506

REAL ESTATE - 1.9%
1,047,000		Equity One, Inc	6.250	01/15/17	1,090,307
1,795,000		Equity One, Inc	6.000	09/15/17	1,899,699
2,332,000		Equity One, Inc	3.750	11/15/22	2,252,043
1,000,000		Kilroy Realty LP	3.800	01/15/23	991,280
1,350,000		Kilroy Realty LP	4.375	10/01/25	1,367,604
3,000,000		Regency Centers LP	3.750	06/15/24	2,980,629
450,000		Washington REIT	4.950	10/01/20	478,287
		TOTAL REAL ESTATE			11,059,849

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
250,000		CC Holdings GS V LLC	2.381	12/15/17	250,269
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	941,060
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,191,329

TELECOMMUNICATION SERVICES - 0.1%
500,000		CenturyLink, Inc	6.750	12/01/23	468,750
		TOTAL TELECOMMUNICATION SERVICES			468,750

TRANSPORTATION - 4.1%
2,000,000	i	Canadian National Railway Co	0.532	11/14/17	1,984,000
1,500,000		Delta Airlines	4.250	07/30/23	1,511,250
1,975,000		Delta Airlines	3.625	07/30/27	1,999,687
2,000,000		GATX Corp	2.500	03/15/19	1,968,496
500,000		GATX Corp	2.500	07/30/19	492,138
1,000,000		GATX Corp	2.600	03/30/20	973,293
500,000		GATX Corp	5.200	03/15/44	477,222
1,000,000		GATX Corp	4.500	03/30/45	853,375
3,000,000	g	Kansas City Southern	4.950	08/15/45	2,935,605
2,000,000		Norfolk Southern Corp	4.450	06/15/45	1,883,242
500,000		Ryder System, Inc	2.550	06/01/19	497,104
1,750,000		Southwest Airlines Co	2.750	11/06/19	1,764,296
1,000,000		Spirit Airlines, Inc	4.100	04/01/28	985,000
2,896,807		Union Pacific Railroad Co	3.227	05/14/26	2,890,057
3,000,000		Union Pacific Railroad Co	2.695	05/12/27	2,906,811
		TOTAL TRANSPORTATION			24,121,576
220

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 8.9%
$3,000,000		Connecticut Light & Power Co	4.150%	06/01/45	$2,964,858
2,801,580	g	Continental Wind LLC	6.000	02/28/33	3,093,266
740,000		Delmarva Power & Light Co	4.150	05/15/45	707,940
5,000,000	g	Electricite de France S.A.	3.625	10/13/25	4,890,440
1,937,640	g	Harper Lake Solar Funding Corp	7.645	12/31/18	2,034,522
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,005,874
1,250,000		Interstate Power & Light Co	3.400	08/15/25	1,257,531
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	497,796
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	981,926
250,000		Northeast Utilities	1.450	05/01/18	245,938
1,000,000		Northern States Power Co	3.400	08/15/42	882,039
3,270,000		NorthWestern Corp	4.176	11/15/44	3,214,858
2,000,000	i	NSTAR Electric Co	0.604	05/17/16	1,997,336
1,997,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	1,945,074
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,025,064
4,000,000	i	San Diego Gas & Electric Co	0.677	03/09/17	3,990,028
928,572		San Diego Gas & Electric Co	1.914	02/01/22	912,383
1,000,000		Sempra Energy	2.875	10/01/22	968,081
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	2,961,873
3,000,000	g	Solar Star Funding LLC	5.375	06/30/35	3,334,161
1,000,000		Southern California Gas Co	3.150	09/15/24	996,587
2,825,000		Southern Power Co	1.850	12/01/17	2,823,709
2,875,000		Southern Power Co	4.150	12/01/25	2,871,561
1,500,000	g	TerraForm Power Operating LLC	5.875	02/01/23	1,241,250
2,907,066	g	Topaz Solar Farms LLC	4.875	09/30/39	3,003,142
242,962	g	Topaz Solar Farms LLC	5.750	09/30/39	268,092
1,000,000		WEC Energy Group, Inc	3.550	06/15/25	1,005,790
1,000,000		WGL Holdings, Inc	2.250	11/01/19	994,200
		TOTAL UTILITIES			52,115,319

		TOTAL CORPORATE BONDS			216,535,325
		(Cost $220,479,733)

GOVERNMENT BONDS - 46.4%

AGENCY SECURITIES - 12.7%
924,082		Ethiopian Leasing 2012 LLC	2.566	08/14/26	921,803
808,112		Export Lease Ten Co LLC	1.650	05/07/25	779,794
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	498,656
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	2,994,540
1,000,000		FNMA	2.625	09/06/24	1,011,243
3,436,239	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,663,890
225,000	j	Government Trust Certificate	0.000	04/01/21	198,045
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,025,333
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,713,511
890,000	g	Hospital for Special Surgery	3.500	01/01/23	901,930
937,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	928,968
1,665,000		NCUA Guaranteed Notes	2.350	06/12/17	1,701,863
5,300,000		NCUA Guaranteed Notes	3.000	06/12/19	5,532,405
2,635,000		NCUA Guaranteed Notes	3.450	06/12/21	2,857,236
2,905,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,847,835
1,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/15/19	1,022,502
221

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		OPIC	2.740%	09/15/29	$1,939,804
3,000,000		OPIC	3.220	09/15/29	3,023,406
1,000,000		OPIC	3.280	09/15/29	1,012,493
213,236		OPIC	3.540	06/15/30	224,642
223,881		OPIC	3.370	12/15/30	232,914
485,942		OPIC	3.820	12/20/32	513,032
242,971		OPIC	3.938	12/20/32	257,140
973,216		OPIC	3.330	05/15/33	984,614
999,646		OPIC	3.160	06/01/33	991,883
1,000,000		OPIC	2.940	07/31/33	978,152
1,500,000		OPIC	3.250	07/31/33	1,493,655
954,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	959,675
2,000,000		PEFCO	2.300	09/15/20	2,012,906
1,000,000		PEFCO	3.550	01/15/24	1,054,752
3,000,000		PEFCO	2.450	07/15/24	2,902,464
1,000,000		PEFCO	3.250	06/15/25	1,026,839
500,000		Ukraine Government AID Bonds	1.844	05/16/19	498,690
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,688,887
1,415,000		United States Department of Housing and Urban Development (HUD)	0.830	08/01/16	1,413,319
2,503,000		HUD	4.480	08/01/16	2,553,921
3,871,000		HUD	0.930	08/01/17	3,856,623
3,176,000		HUD	1.540	08/01/17	3,192,709
500,000		HUD	5.300	08/01/17	513,605
1,000,000		HUD	1.770	08/01/18	1,008,764
200,000		HUD	3.120	08/01/18	209,001
250,000		HUD	2.050	08/01/19	253,499
850,000		HUD	3.300	08/01/19	897,648
450,000		HUD	4.870	08/01/19	496,625
1,451,000		HUD	1.980	08/01/20	1,451,033
410,000		HUD	2.450	08/01/20	419,528
150,000		HUD	3.430	08/01/20	159,784
3,958,000		HUD	2.350	08/01/21	3,981,748
1,161,000		HUD	2.450	08/01/22	1,169,297
500,000		HUD	2.910	08/01/23	516,433
1,300,000		HUD	5.380	08/01/27	1,443,999
230,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	236,948
927,867		Zarapito Leasing LLC	2.628	11/12/26	932,876
		TOTAL AGENCY SECURITIES			76,102,862

FOREIGN GOVERNMENT BONDS - 9.1%
3,000,000		African Development Bank	0.750	10/18/16	2,997,570
1,000,000		African Development Bank	2.375	09/23/21	1,015,755
2,000,000		Asian Development Bank	2.125	03/19/25	1,951,846
3,000,000		Canada Government International Bond	1.125	03/19/18	2,991,192
195,948	g	Carpintero Finance Ltd	2.004	09/18/24	192,899
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,904,420
1,000,000		European Investment Bank	2.500	10/15/24	1,006,635
3,000,000		Export Development Canada	0.875	01/30/17	2,996,838
3,000,000		Export Development Canada	1.250	12/10/18	2,981,274
1,000,000		Export Development Canada	1.625	12/03/19	996,644
250,000		Export-Import Bank of Korea	1.750	02/27/18	247,505
222

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,850,000		Hydro Quebec	2.000%	06/30/16	$3,870,563
250,000		Hydro Quebec	1.375	06/19/17	250,538
5,000,000		Inter-American Development Bank	1.185	07/09/18	4,982,205
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,003,414
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	530,610
500,000	g,i	International Finance Facility for Immunisation	0.803	07/05/16	500,025
3,000,000		KFW	1.000	01/26/18	2,983,983
1,000,000		KFW	1.750	10/15/19	1,001,850
3,000,000		KFW	1.500	04/20/20	2,956,065
3,000,000		KFW	1.875	11/30/20	2,986,488
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,916,978
1,285,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	1,237,531
4,600,000		North American Development Bank	2.300	10/10/18	4,632,614
1,100,000		North American Development Bank	4.375	02/11/20	1,184,996
3,000,000		North American Development Bank	2.400	10/26/22	2,968,023
500,000		Province of Manitoba Canada	3.050	05/14/24	508,757
250,000		Province of Ontario Canada	1.200	02/14/18	248,559
		TOTAL FOREIGN GOVERNMENT BONDS			54,045,777

MORTGAGE BACKED - 10.5%
1,599,454		Federal Home Loan Mortgage Corp (FHLMC)	3.000	08/15/42	1,587,879
733,985		FHLMC	3.000	09/15/42	731,753
102,572	i	FHLMC	0.681	10/15/42	102,964
4,421,857		Federal Home Loan Mortgage Corp (FHLMC)	3.500	10/01/45	4,566,694
2,959,781		FGLMC	4.000	08/01/44	3,158,502
490,592		FGLMC	3.500	04/01/45	506,934
734,052		FGLMC	3.500	07/01/45	756,821
262,062		Federal National Mortgage Association (FNMA)	3.500	11/01/25	276,310
174,890		FNMA	3.500	08/01/26	183,464
238,749		FNMA	3.000	07/01/30	246,113
454,612		FNMA	3.500	07/01/30	476,652
374,653		FNMA	3.500	08/01/30	392,823
2,120,770		FNMA	3.000	10/01/30	2,186,407
2,967,454		FNMA	2.500	11/01/30	2,993,708
392,402		FNMA	5.000	10/01/33	434,005
966,307		FNMA	3.000	06/01/35	985,290
375,571		FNMA	5.500	01/01/38	423,298
401,122		FNMA	5.500	11/01/38	466,572
910,789		FNMA	4.500	08/01/39	999,060
582,320		FNMA	4.500	10/01/39	640,362
187,183		FNMA	4.500	03/01/40	202,565
513,580		FNMA	4.500	04/01/40	563,464
226,248		FNMA	5.500	04/01/40	254,893
311,450		FNMA	5.500	07/01/40	350,914
1,407,507		FNMA	5.000	09/01/40	1,551,978
171,303		FNMA	6.000	10/01/40	193,621
1,646,028		FNMA	5.000	04/01/41	1,850,219
239,213		FNMA	4.500	11/01/41	258,664
208,172		FNMA	4.500	02/01/42	225,131
278,953		FNMA	4.500	06/01/42	301,711
622,738	i	FNMA	0.922	08/25/42	627,149
576,263	i	FNMA	0.822	11/25/42	574,382
223

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,232,607		FNMA	3.500%	11/25/42	$239,177
4,251,077		FNMA	3.000	02/01/43	4,259,102
377,995	i	FNMA	0.772	03/25/43	377,712
441,305		FNMA	3.000	05/01/43	442,035
838,298		FNMA	3.000	05/01/43	839,683
838,520		FNMA	4.500	06/01/44	922,471
180,729		FNMA	4.500	06/01/44	198,848
389,449		FNMA	4.500	08/01/44	428,423
761,887		FNMA	4.500	11/01/44	838,092
1,939,084		FNMA	4.000	12/01/44	2,064,245
972,790		FNMA	4.000	01/01/45	1,035,922
477,120		FNMA	4.000	01/01/45	510,804
977,965		FNMA	4.500	03/01/45	1,076,161
508,522		FNMA	3.500	04/01/45	525,472
4,322,038		FNMA	3.500	07/01/45	4,464,962
2,967,746		FNMA	4.000	07/01/45	3,155,302
997,590		FNMA	3.500	12/01/45	1,029,684
888,472		Government National Mortgage Association (GNMA)	2.690	06/15/33	855,332
147,622		GNMA	5.000	10/20/39	163,090
144,029		GNMA	5.000	06/20/42	159,121
1,575,302		GNMA	3.500	10/20/42	313,334
932,936		GNMA	3.000	12/20/42	947,816
810,017		GNMA	3.000	02/20/43	825,045
851,240		GNMA	3.500	07/15/43	890,362
432,952		GNMA	3.500	07/15/43	452,840
905,488		GNMA	3.500	09/20/44	949,365
493,767		GNMA	3.500	02/15/45	516,524
228,603		GNMA	4.000	04/15/45	243,305
470,842		GNMA	4.000	04/15/45	500,398
381,458		GNMA	4.000	05/15/45	405,493
1,297,133		GNMA	3.000	11/20/45	1,316,021
997,859		GNMA	3.500	11/20/45	1,041,411
250,000		GNMA	3.500	12/20/45	260,911
700,000		GNMA	4.000	12/20/45	744,360
		TOTAL MORTGAGE BACKED			62,063,125

MUNICIPAL BONDS - 9.5%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,978,900
1,000,000		California Earthquake Authority	2.805	07/01/19	1,009,330
2,000,000		California Housing Finance Agency	2.966	08/01/22	1,984,860
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	261,227
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	519,535
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	515,310
500,000		Chelan County Public Utility District No	3.603	07/01/21	525,770
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,991,150
3,000,000		City of Chicago IL	7.750	01/01/42	3,035,970
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,031,840
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	256,015
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	258,195
355,000		Commonwealth Financing Authority	2.675	06/01/21	349,586
500,000		Commonwealth of Massachusetts	5.000	08/01/33	586,450
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,074,334
224

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,250,000		Florida Department of Environmental Protection	5.456%	07/01/19	$2,494,552
500,000	j	Garden State Preservation Trust	0.000	11/01/22	430,115
295,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	296,956
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,775,358
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	968,690
500,000		Michigan Finance Authority	5.000	07/01/22	577,650
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,139,048
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	616,990
250,000	g	Niagara Area Development Corp	4.000	11/01/24	251,977
1,185,000		Ohio State Water Development Authority	4.879	12/01/34	1,331,430
3,000,000	i	Ohio State Water Development Authority	0.381	05/01/38	3,000,030
250,000		Oklahoma Water Resources Board	3.071	04/01/22	258,188
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,000
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	207,282
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,266,096
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,014,420
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,000,270
1,000,000		State of California	1.800	04/01/20	990,580
1,000,000		State of California	3.750	10/01/37	1,033,870
500,000		State of Michigan	3.590	12/01/26	509,455
1,000,000		State of Texas	3.576	08/01/34	947,810
1,000,000		State of Texas	3.726	08/01/43	956,800
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,183,450
500,000		Texas Public Finance Authority	5.250	07/01/17	497,390
3,000,000		Texas Water Development Board	4.648	04/15/50	2,939,220
500,000		University of California	2.676	05/15/21	504,110
500,000	i	University of California	0.744	07/01/41	499,850
1,230,000		University of Cincinnati	3.500	06/01/32	1,256,445
2,000,000		University of New Mexico	3.532	06/20/32	1,923,880
2,000,000		University of Virginia	3.570	04/01/45	2,053,860
655,000		Washington County Clean Water Services	4.828	10/01/22	740,176
530,000		Washington County Clean Water Services	5.078	10/01/24	617,477
250,000		West Virginia Water Development Authority	5.000	11/01/21	295,218
		TOTAL MUNICIPAL BONDS			56,207,115

U.S. TREASURY SECURITIES - 4.6%
11,150,000		United States Treasury Bond	2.875	08/15/45	10,808,096
500,000		United States Treasury Note	0.625	08/31/17	496,816
380,000		United States Treasury Note	0.875	11/30/17	378,937
170,000		United States Treasury Note	1.250	12/15/18	169,664
6,230,000		United States Treasury Note	1.625	11/30/20	6,194,695
2,050,000		United States Treasury Note	2.000	11/30/22	2,038,811
7,095,000		United States Treasury Note	2.250	11/15/25	7,079,121
		TOTAL U.S. TREASURY SECURITIES			27,166,140

		TOTAL GOVERNMENT BONDS			275,585,019
		(Cost $275,961,939)
225

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 14.1%

ASSET BACKED - 3.5%
$366,891	i	ACE Securities Corp Home Equity Loan Trust	1.157%	08/25/35	$362,117
		Series - 2005 HE5 (Class M2)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	99,924
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	148,443
		Series - 2015 3 (Class D)
373,779	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	372,498
		Series - 2005 HE7 (Class M2)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	1,003,578
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,006,018
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.732	04/25/36	824,985
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,004,830
		Series - 2014 1A (Class A)
862,051	g,i	CBRE Realty Finance CDO	0.623	04/07/52	331,890
		Series - 2007 1A (Class A2)
937,894	i	Connecticut Avenue Securities	1.922	02/25/25	939,419
		Series - 2015 C01 (Class 1M1)
992,500	g	DB Master Finance LLC	3.262	02/20/45	982,073
		Series - 2015 1A (Class A2I)
1,000,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	980,000
		Series - 2015 1A (Class A2I)
1,000,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	986,410
		Series - 2015 1A (Class A2II)
2,770,538	g	HERO Funding Trust	3.840	09/21/40	2,774,838
		Series - 2015 1A (Class A)
891,669	g	HERO Funding Trust	3.990	09/21/40	888,862
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	522,798
		Series - 2010 1A (Class B3)
105,115	i	Lehman XS Trust	0.672	02/25/36	100,444
		Series - 2006 1 (Class 1A1)
193,718	g	Orange Lake Timeshare Trust	3.030	07/09/29	191,798
		Series - 2014 AA (Class B)
109,600	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.202	01/25/36	108,898
		Series - 2005 WCH1 (Class M2)
185,436	g	SolarCity LMC	4.800	11/20/38	195,945
		Series - 2013 1 (Class A)
458,966	g	SolarCity LMC	4.590	04/20/44	451,531
		Series - 2014 1 (Class A)
961,322	g	SolarCity LMC	4.020	07/20/44	913,640
		Series - 2014 2 (Class A)
748,575	g	SpringCastle America Funding LLC	2.700	05/25/23	746,893
		Series - 2014 AA (Class A)
892,915	i	Structured Asset Securities Corp Mortgage Loan Trust	1.744	04/25/35	848,435
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	1,991,272
		Series - 2015 B (Class A3)
226

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Toyota Auto Receivables Owner Trust Series - 2015 B (Class A4)	1.740%	09/15/20	$2,000,822
		TOTAL ASSET BACKED			20,778,361

OTHER MORTGAGE BACKED - 10.6%
124,893	g	7 WTC Depositor LLC Trust	4.082	03/13/31	127,189
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.869	05/10/45	195,148
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,939,345
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	511,988
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,013,589
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	683,093
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,997,275
		Series - 2007 5 (Class AJ)
3,000,000	g	BBCMS Trust	3.593	09/15/32	3,080,131
		Series - 2015 MSQ (Class A)
2,500,000	g,i	BBCMS Trust	3.894	09/15/32	2,574,226
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	5.920	09/11/42	1,181,972
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	990,419
		Series - 2007 PW17 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	502,498
		Series - 2006 C4 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	68,229
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,510,109
		Series - 2007 C3 (Class AJ)
130,056	i	Commercial Mortgage Trust	5.238	04/10/37	129,943
		Series - 2005 GG5 (Class AJ)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,077,521
		Series - 2007 GG11 (Class AM)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,483,146
		Series - 2007 GG11 (Class B)
331,491	i	Countrywide Home Loan Mortgage Pass Through Trust	2.640	11/20/34	317,284
		Series - 2004 HYB6 (Class A2)
500,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	505,240
		Series - 2006 K1A (Class H)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	675,705
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,525,403
		Series - 2007 C4 (Class AJ)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,209,914
		Series - 2007 C2 (Class AJ)
500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	500,365
		Series - 2006 GG6 (Class B)
53,794	i	Impac CMB Trust	1.082	03/25/35	49,850
		Series - 2004 11 (Class 2A1)
227

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049%	06/15/38	$1,015,496
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,424
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	695,331
		Series - 2007 C1 (Class D)
1,814,619	g,i	LVII Resecuritization Trust	3.033	07/31/47	1,814,619
		Series - 2015 A (Class A)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,021,051
		Series - 2007 6 (Class AM)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,493,999
		Series - 2007 HQ12 (Class C)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	995,956
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,094,458
		Series - 2007 IQ15 (Class AM)
2,000,000	i	Morgan Stanley Capital I Trust	6.097	12/12/49	1,906,931
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	948,649
		Series - 2007 IQ16 (Class AJA)
3,000,000	g	Morgan Stanley Capital I Trust 2014-CPT	3.350	07/13/29	3,058,314
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust 2014-CPT	3.446	07/13/29	1,107,566
		Series - 2014 CPT (Class B)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,232,490
		Series - 2010 OBP (Class A)
496,154	i	Structured Agency Credit Risk Debt Note (STACR)	1.672	01/25/25	496,564
		Series - 2015 DN1 (Class M1)
625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.822	01/25/25	634,563
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.622	03/25/25	997,117
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.222	03/25/25	241,011
		Series - 2015 HQ1 (Class M3)
1,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.551	12/15/43	957,479
		Series - 2007 C30 (Class AMFL)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.625	01/15/45	997,949
		Series - 2006 C23 (Class F)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	1,747,572
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	73,514
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	756,332
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,918,134
		Series - 2007 C34 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,247,799
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.680	04/15/47	484,962
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,041,849
		Series - 2007 C32 (Class AMFX)
228

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715%	06/15/49	$572,975
		Series - 2007 C32 (Class J)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,009,255
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	923,697
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,016
		Series - 2007 C33 (Class AM)
961,995	i	WaMu Mortgage Pass-Through Certificates Series - 2005 AR13 (Class A1B2)	0.852	10/25/45	838,376
		TOTAL OTHER MORTGAGE BACKED			62,715,030

		TOTAL STRUCTURED ASSETS			83,493,391
		(Cost $84,696,603)

		TOTAL BONDS			575,613,735
		(Cost $581,138,275)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250		M&T Bank Corp	6.375	12/30/49	266,750
		TOTAL BANKS			266,750
		TOTAL PREFERRED STOCKS			266,750
		(Cost $255,625)

		TOTAL INVESTMENTS - 98.3%			580,726,256
		(Cost $586,458,651)
		OTHER ASSETS & LIABILITIES, NET - 1.7%			10,133,513
		NET ASSETS - 100.0%			$590,859,769

Abbreviation(s):
CDO	Collateralized Debt Obligation
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $99,252,546 or 16.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
229

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.7%

ARIZONA - 0.9%
$200,000		City of Phoenix Civic Improvement Corp	5.000%	07/01/24	$243,826
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	245,022
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,325,260
		TOTAL ARIZONA			2,814,108

CALIFORNIA - 13.6%
560,000		California Health Facilities Financing Authority	5.000	11/15/33	666,008
1,700,000		California State Public Works Board	5.000	11/01/38	1,962,242
1,000,000		California Statewide Communities Development Authority	5.000	08/15/35	1,174,200
4,000,000		California Statewide Communities Development Authority	5.000	04/01/42	4,492,880
5,000,000		Chino Basin Regional Financing Authority	5.000	11/01/38	5,300,750
1,965,000	i	City of Riverside CA Water Revenue	0.050	10/01/35	1,965,020
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,256,720
2,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	2,861,226
1,000,000		Oakland Unified School District	5.000	08/01/35	1,140,270
500,000		Oakland Unified School District	5.000	08/01/40	560,100
5,000,000		State of California	5.000	08/01/24	6,224,850
2,000,000		State of California, GO	5.000	02/01/22	2,405,920
2,000,000		State of California, GO	5.000	04/01/22	2,412,560
2,830,000		State of California, GO	5.000	11/01/32	3,038,882
5,000,000		State of California, GO	5.000	06/01/37	5,269,950
1,000,000		State of California, GO	5.000	11/01/37	1,069,860
1,915,000		Union City Community Redevelopment Agency	5.000	10/01/28	2,317,169
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,070,468
		TOTAL CALIFORNIA			47,189,075

COLORADO - 1.0%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,391,899
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,216,220
		TOTAL COLORADO			3,608,119

CONNECTICUT - 0.5%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,632,974
		TOTAL CONNECTICUT			1,632,974

FLORIDA - 4.4%
1,695,000		City of Miami Beach FL	5.000	09/01/24	2,065,544
5,000,000		City of Miami Beach FL	5.000	09/01/45	5,671,000
1,000,000		County of Orange FL	5.000	10/01/21	1,177,210
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,451,637
230

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	Miami Beach Redevelopment Agency	5.000%	02/01/24	$1,520,875
2,000,000	Miami Beach Redevelopment Agency	5.000	02/01/44	2,236,100
1,425,000	Orange County Health Facilities Authority	5.375	10/01/41	1,549,203
	TOTAL FLORIDA			15,671,569

GEORGIA - 2.9%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,218,760
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,179,223
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,972,122
5,000,000	Private Colleges & Universities Authority	5.000	04/01/44	5,453,850
	TOTAL GEORGIA			9,823,955

HAWAII - 1.2%
2,500,000	State of Hawaii	5.000	10/01/24	3,109,675
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,114,210
	TOTAL HAWAII			4,223,885

ILLINOIS - 5.5%
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,088,360
2,085,000	Chicago State University	5.500	12/01/23	2,304,613
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,367,449
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,072,730
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,037,980
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,686,870
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,133,960
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,579,260
650,000	City of Chicago IL, GO	5.500	01/01/37	679,029
500,000	City of Chicago IL, GO	5.500	01/01/42	519,380
1,000,000	City of Springfield IL Electric Revenue	5.000	03/01/34	1,143,510
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,208,110
1,500,000	State of Illinois, GO	5.000	06/15/19	1,681,350
2,045,000	State of Illinois, GO	5.000	01/01/20	2,048,824
635,000	State of Illinois, GO	6.250	12/15/20	697,757
	TOTAL ILLINOIS			19,249,182

INDIANA - 1.4%
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,373,722
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,266,715
	TOTAL INDIANA			4,640,437

KANSAS - 0.3%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,190,780
	TOTAL KANSAS			1,190,780

LOUISIANA - 2.5%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,171,720
231

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$7,675,000	Parish of St. John the Baptist LA	5.125%	06/01/37	$7,776,694
	TOTAL LOUISIANA			8,948,414

MARYLAND - 2.5%
4,000,000	County of Montgomery MD, GO	5.000	07/01/21	4,767,200
3,000,000	State of Maryland	5.000	08/01/23	3,709,950
	TOTAL MARYLAND			8,477,150

MASSACHUSETTS - 2.3%
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,167,452
1,000,000	Massachusetts Development Finance Agency	5.000	04/15/25	1,123,780
1,000,000	Massachusetts Development Finance Agency	5.000	08/15/28	1,134,250
2,255,000	Massachusetts Development Finance Agency	5.000	10/01/35	2,487,017
10,000	Massachusetts School Building Authority	5.000	08/15/37	10,579
2,315,000	Massachusetts School Building Authority	5.000	08/15/37	2,468,901
	TOTAL MASSACHUSETTS			8,391,979

MICHIGAN - 3.7%
5,150,000	Bridgeport-Spaulding Community School District	3.000	06/22/16	5,173,278
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,752,570
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,231,263
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,167,540
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,139,990
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,216,990
	TOTAL MICHIGAN			12,681,631

MINNESOTA - 2.3%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,007,550
3,000,000	State of Minnesota	5.000	08/01/23	3,702,750
1,715,000	University of Minnesota	5.000	08/01/21	2,026,513
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,194,610
	TOTAL MINNESOTA			7,931,423

MISSISSIPPI - 2.1%
750,000	Mississippi Development Bank	5.000	04/01/23	890,850
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,760,490
750,000	Mississippi Development Bank	5.000	04/01/24	897,390
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,475,063
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,237,771
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,130,850
	TOTAL MISSISSIPPI			7,392,414

MISSOURI - 3.7%
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,205,420
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,214,920
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,204,190
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,692,325
2,500,000	Missouri Joint Municipal Electric Utility Commission	5.000	12/01/34	2,873,800
232

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	Missouri Joint Municipal Electric Utility Commission	5.000%	12/01/35	$2,862,850
	TOTAL MISSOURI			13,053,505

NEBRASKA - 1.2%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,158,290
2,522,000	Omaha Public Power District	5.000	02/01/39	2,640,660
478,000	Omaha Public Power District	5.000	02/01/39	500,227
	TOTAL NEBRASKA			4,299,177

NEW YORK - 17.9%
4,000,000	Board of Cooperative Educational Services for the Sole Supervisory District, GO	1.000	06/17/16	4,002,640
1,600,000	City of Ogdensburg NY	1.500	07/29/16	1,598,912
3,379,000	City of Ogdensburg NY, GO	1.250	04/29/16	3,384,981
1,225,000	Hornell City School District, GO	1.500	06/24/16	1,229,287
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,169,520
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,646,350
5,000,000	New York City Water & Sewer System	5.000	06/15/46	5,666,000
2,500,000	New York City Water & Sewer System	5.000	06/15/46	2,877,350
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,022,510
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,409,345
5,000,000	New York State Dormitory Authority	5.000	03/15/41	5,696,350
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,297,360
2,500,000	Salmon River Central School District	2.000	07/22/16	2,513,700
2,895,000	Scio Central School District, GO	1.250	04/08/16	2,898,792
2,548,981	Town of East Bloomfield NY, GO	1.250	05/12/16	2,552,346
1,065,791	Town of Elba NY, GO	1.250	03/22/16	1,066,580
2,220,000	Town of Evans NY, GO	1.125	06/10/16	2,216,026
1,616,000	Town of Varick NY	1.375	01/07/16	1,616,081
2,395,000	Town of Windham NY, GO	1.125	06/03/16	2,396,461
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,660,033
5,000,000	Utica School District	2.000	07/22/16	5,015,500
750,000	Utility Debt Securitization Authority	5.000	06/15/24	905,483
2,530,000	Village of Brocton NY	1.625	07/20/16	2,536,123
	TOTAL NEW YORK			62,377,730

NORTH CAROLINA - 1.8%
1,500,000	North Carolina Agricultural & Technical State University	5.000	10/01/40	1,714,815
900,000	North Carolina Medical Care Commission	5.000	10/01/18	959,850
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,203,680
1,180,000	North Carolina Medical Care Commission	5.000	10/01/35	1,231,684
	TOTAL NORTH CAROLINA			6,110,029

OHIO - 3.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	123,542
1,885,000	American Municipal Power, Inc	5.250	02/15/33	2,057,515
3,000,000	City of Marion OH	2.000	09/08/16	3,008,250
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,061,630
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,053,250
233

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,660,000	State of Ohio, GO	5.000%	01/15/21	$1,917,566
1,000,000	State of Ohio, GO	5.000	08/01/21	1,191,040
	TOTAL OHIO			10,412,793

OKLAHOMA - 0.4%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,480,141
	TOTAL OKLAHOMA			1,480,141

PENNSYLVANIA - 2.5%
500,000	Montgomery County Industrial Development Authority	3.000	01/01/16	500,000
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	798,657
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,301,940
2,500,000	Pennsylvania State University	5.000	03/01/40	2,777,350
2,000,000	Philadelphia Gas Works Co	5.000	08/01/25	2,400,540
	TOTAL PENNSYLVANIA			8,778,487

RHODE ISLAND - 2.0%
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,381,580
1,900,000	Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,096,954
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,359,760
	TOTAL RHODE ISLAND			6,838,294

SOUTH CAROLINA - 1.3%
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,164,296
3,000,000	South Carolina State Public Service Authority	5.250	12/01/55	3,382,500
	TOTAL SOUTH CAROLINA			4,546,796

SOUTH DAKOTA - 0.6%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	460,142
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	494,103
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	601,880
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	556,252
	TOTAL SOUTH DAKOTA			2,112,377

TENNESSEE - 3.0%
1,145,000	Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,271,465
2,855,000	Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	2,928,402
6,000,000	Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,141,540
	TOTAL TENNESSEE			10,341,407

TEXAS - 7.0%
1,000,000	Central Texas Regional Mobility Authority	5.000	01/01/35	1,129,670
2,000,000	Central Texas Regional Mobility Authority	5.000	01/01/40	2,231,820
1,000,000	Central Texas Regional Mobility Authority	5.000	01/01/45	1,110,810
1,165,000	City of Frisco TX, GO	5.500	02/15/25	1,279,752
1,220,000	Dallas Area Rapid Transit	5.000	12/01/37	1,398,083
3,000,000	State of Texas	5.000	10/01/23	3,695,160
234

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000%	11/15/18	$475,757
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,811,898
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,031,360
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,633,408
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,675,800
5,000,000		Texas Transportation Commission State Highway Fund	5.000	10/01/23	6,158,600
		TOTAL TEXAS			23,632,118

VIRGIN ISLANDS - 1.5%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,368,560
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,820,450
		TOTAL VIRGIN ISLANDS			5,189,010

VIRGINIA - 0.2%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	201,388
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	256,747
		TOTAL VIRGINIA			458,135

WASHINGTON - 4.0%
1,955,000		Energy Northwest	5.000	07/01/23	2,339,861
3,150,000		Port of Seattle WA	5.500	09/01/17	3,382,816
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,143,600
2,150,000		State of Washington	5.000	08/01/38	2,466,329
3,000,000		State of Washington, GO	5.250	02/01/22	3,642,540
		TOTAL WASHINGTON			13,975,146

WEST VIRGINIA - 0.5%
1,500,000		City of Princeton WV	5.000	05/01/21	1,698,435
		TOTAL WEST VIRGINIA			1,698,435

		TOTAL LONG-TERM MUNICIPAL BONDS			339,170,675
		(Cost $331,352,716)

		TOTAL INVESTMENTS - 97.7%			339,170,675
		(Cost $331,352,716)
		OTHER ASSETS & LIABILITIES, NET - 2.3%			8,037,391
		NET ASSETS - 100.0%			$347,208,066

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2015, the aggregate value of these securities was $5,189,010 or 1.5% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
235

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 4.0%
$5,000,000		Banco Del Estado De Chile	0.260%	01/08/16	$5,000,000
5,000,000		Banco Del Estado De Chile	0.350	02/17/16	5,000,000
3,000,000		Banco Del Estado De Chile	0.530	03/11/16	3,000,000
5,000,000		Banco Del Estado De Chile	0.600	03/21/16	5,000,000
4,000,000		Toronto-Dominion Bank	0.300	01/04/16	4,000,000
2,000,000		Toronto-Dominion Bank	0.300	02/12/16	2,000,000
7,000,000		Toronto-Dominion Bank	0.430	03/07/16	7,000,000
		TOTAL CERTIFICATE OF DEPOSIT			31,000,000

COMMERCIAL PAPER - 30.9%
5,000,000		American Honda Finance Corp	0.210	01/07/16	4,999,825
1,000,000	y	Apple, Inc	0.160	01/04/16	999,987
5,000,000	y	Apple, Inc	0.150 - 0.160	01/05/16	4,999,913
1,000,000	y	Apple, Inc	0.150	01/11/16	999,958
3,000,000	y	Apple, Inc	0.160	01/13/16	2,999,840
3,000,000	y	Apple, Inc	0.155	01/19/16	2,999,767
5,000,000	y	Apple, Inc	0.150	01/22/16	4,999,563
3,000,000	y	Apple, Inc	0.390	02/22/16	2,998,310
2,000,000	y	Australia & New Zealand Banking Group Ltd	0.285	02/12/16	1,999,335
6,860,000		Australia & New Zealand Banking Group Ltd	0.640	03/23/16	6,850,000
5,200,000	y	Australia & New Zealand Banking Group Ltd	0.550	03/24/16	5,193,406
1,375,000	y	Bedford Row Funding Corp	0.380	01/04/16	1,374,957
3,100,000	y	Bedford Row Funding Corp	0.300	02/23/16	3,098,631
5,095,000	y	CAFCO LLC	0.380	02/24/16	5,092,096
6,200,000	y	Chevron Corp	0.190	01/13/16	6,199,607
3,100,000	y	Chevron Corp	0.205	02/03/16	3,099,417
500,000	y	Ciesco LLC	0.470	02/16/16	499,700
2,600,000	y	Commonwealth Bank of Australia	0.410	03/02/16	2,598,194
3,700,000	y	DBS Bank Ltd	0.230	01/25/16	3,699,433
2,000,000	y	DBS Bank Ltd	0.240 - 0.360	01/28/16	1,999,584
300,000	y	DBS Bank Ltd	0.540	02/11/16	299,815
4,000,000	y	DBS Bank Ltd	0.320	02/12/16	3,998,507
3,000,000	y	DBS Bank Ltd	0.325	02/16/16	2,998,754
707,000		JPMorgan Chase Bank NA	0.410 - 0.440	01/04/16	706,975
125,000		JPMorgan Chase Bank NA	0.360	02/01/16	124,961
119,000		JPMorgan Chase Bank NA	0.360	02/29/16	118,930
650,000	y	Jupiter Securitization Co LLC	0.270	01/04/16	649,985
600,000		Korea Development Bank	0.260	01/21/16	599,913
4,500,000		Korea Development Bank	0.320	02/11/16	4,498,360
5,000,000		Korea Development Bank	0.360	02/25/16	4,997,250
7,000,000	y	Microsoft Corp	0.185 - 0.190	01/06/16	6,999,819
4,500,000	y	Microsoft Corp	0.170	01/20/16	4,499,596
5,000,000	y	National Australia Bank Ltd	0.250	01/05/16	4,999,861
2,000,000	y	National Australia Bank Ltd	0.225	01/08/16	1,999,913
236

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000	y	National Australia Bank Ltd	0.235%	01/21/16	$1,099,856
4,000,000	y	National Australia Bank Ltd	0.235	02/02/16	3,999,164
2,000,000	y	National Australia Bank Ltd	0.400	03/01/16	1,998,667
4,600,000	y	Nestle Capital Corp	0.335	01/19/16	4,599,230
5,000,000	y	Nordea Bank AB	0.260	02/04/16	4,998,772
4,660,000		PACCAR Financial Corp	0.180	01/21/16	4,659,534
4,000,000	y	Procter & Gamble Co	0.330	02/18/16	3,998,240
5,000,000		Province of British Columbia Canada	0.200	01/19/16	4,999,500
430,000		Province of British Columbia Canada	0.250	01/20/16	429,943
990,000		Province of British Columbia Canada	0.250	02/05/16	989,760
3,000,000		Province of British Columbia Canada	0.290	02/09/16	2,999,058
4,000,000		Province of British Columbia Canada	0.520	02/19/16	3,997,169
1,500,000		Province of British Columbia Canada	0.320	02/23/16	1,499,293
7,465,000		Province of British Columbia Canada	0.390	03/01/16	7,460,148
2,700,000		Province of British Columbia Canada	0.470	03/09/16	2,697,603
3,000,000		Province of British Columbia Canada	0.530	03/11/16	2,996,908
1,140,000		Province of Ontario Canada	0.450	02/19/16	1,139,302
3,500,000		Province of Ontario Canada	0.470	02/29/16	3,497,304
5,705,000		Province of Ontario Canada	0.470	03/14/16	5,699,563
2,500,000	y	Province of Quebec Canada	0.220	01/12/16	2,499,832
3,000,000	y	Province of Quebec Canada	0.200	01/14/16	2,999,783
4,500,000	y	Province of Quebec Canada	0.195	01/25/16	4,499,415
2,640,000	y	Province of Quebec Canada	0.400	02/03/16	2,639,032
2,000,000	y	Province of Quebec Canada	0.430	02/22/16	1,998,758
5,000,000	y	Province of Quebec Canada	0.460	03/22/16	4,994,825
3,000,000	y	PSP Capital, Inc	0.240	01/14/16	2,999,740
900,000	y	PSP Capital, Inc	0.230	01/19/16	899,897
1,515,000	y	PSP Capital, Inc	0.260	01/20/16	1,514,792
3,160,000	y	PSP Capital, Inc	0.230 - 0.270	01/26/16	3,159,463
6,750,000	y	PSP Capital, Inc	0.260 - 0.300	02/01/16	6,748,325
4,000,000	y	PSP Capital, Inc	0.340	02/19/16	3,998,149
2,060,000	y	Svenska Handelsbanken AB	0.440	02/08/16	2,059,043
4,000,000	y	Svenska Handelsbanken AB	0.380	02/22/16	3,997,804
3,000,000	y	Toronto-Dominion Holdings USA, Inc	0.190	01/06/16	2,999,921
3,000,000		Toyota Motor Credit Corp	0.240	01/26/16	2,999,500
300,000	y	Unilever Capital Corp	0.400	01/05/16	299,987
3,200,000	y	Unilever Capital Corp	0.170	01/11/16	3,199,849
2,000,000	y	Unilever Capital Corp	0.170	01/12/16	1,999,896
4,000,000	y	Unilever Capital Corp	0.195	01/25/16	3,999,480
1,000,000	y	United Overseas Bank Ltd	0.220	01/08/16	999,957
525,000	y	United Overseas Bank Ltd	0.370	02/18/16	524,741
1,000,000	y	United Overseas Bank Ltd	0.370	02/24/16	999,445
1,350,000	y	Wal-Mart Stores, Inc	0.260	01/28/16	1,349,737
4,000,000		Washington Gas Light Co	0.400	01/08/16	3,999,689
425,000	y	Westpac Banking Corp	0.270	01/04/16	424,990
400,000	y	Westpac Banking Corp	0.450	02/04/16	399,830
1,850,000	y	Westpac Banking Corp	0.380	02/10/16	1,849,219
		TOTAL COMMERCIAL PAPER			240,008,275

GOVERNMENT AGENCY DEBT - 34.0%
4,200,000		Federal Farm Credit Bank (FFCB)	0.350	03/07/16	4,197,305
310,000		FFCB	0.550	04/14/16	309,507

237

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,268,000	Federal Home Loan Bank (FHLB)	0.110%	01/04/16	$2,267,979
2,195,000	FHLB	0.120 - 0.125	01/06/16	2,194,963
2,700,000	FHLB	0.115	01/07/16	2,699,948
2,000,000	FHLB	0.110	01/08/16	1,999,957
6,700,000	FHLB	0.110	01/11/16	6,699,795
9,210,000	FHLB	0.110 - 0.125	01/12/16	9,209,672
3,900,000	FHLB	0.110	01/13/16	3,899,857
1,000,000	FHLB	0.160	01/14/16	999,942
5,750,000	FHLB	0.120 - 0.210	01/15/16	5,749,620
2,000,000	FHLB	0.140	01/19/16	1,999,860
5,590,000	FHLB	0.130 - 0.300	01/20/16	5,589,480
8,910,000	FHLB	0.135 - 0.250	01/22/16	8,909,163
800,000	FHLB	0.130	01/25/16	799,931
6,715,000	FHLB	0.150 - 0.280	01/26/16	6,714,045
6,919,000	FHLB	0.160 - 0.180	01/27/16	6,918,128
14,145,000	FHLB	0.140 - 0.260	01/29/16	14,142,900
4,800,000	FHLB	0.200	02/01/16	4,799,173
4,500,000	FHLB	0.140 - 0.350	02/02/16	4,499,107
4,422,000	FHLB	0.205 - 0.230	02/03/16	4,421,153
7,535,000	FHLB	0.195 - 0.310	02/05/16	7,533,418
6,010,000	FHLB	0.230 - 0.270	02/08/16	6,008,321
5,800,000	FHLB	0.220 - 0.320	02/09/16	5,798,486
7,000,000	FHLB	0.220 - 0.240	02/10/16	6,998,178
9,008,000	FHLB	0.220 - 0.420	02/16/16	9,004,796
6,000,000	FHLB	0.265 - 0.325	02/18/16	5,997,800
5,500,000	FHLB	0.270 - 0.350	02/24/16	5,497,413
10,000,000	FHLB	0.280	02/26/16	9,995,644
15,500,000	FHLB	0.300 - 0.400	03/02/16	15,491,469
1,749,000	FHLB	0.420	03/04/16	1,747,714
7,222,000	FHLB	0.330 - 0.470	03/09/16	7,216,176
856,000	FHLB	0.420	03/11/16	855,301
5,100,000	FHLB	0.420	03/16/16	5,095,538
910,000	FHLB	0.221	03/21/16	909,553
9,080,000	FHLB	0.350 - 0.460	03/30/16	9,071,143
693,000	FHLB	0.480	04/28/16	691,910
5,100,000	FHLB	0.620	06/08/16	5,086,035
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.270	01/11/16	1,999,850
7,000,000	FHLMC	0.150 - 0.300	01/21/16	6,999,310
3,800,000	FHLMC	0.110 - 0.190	01/27/16	3,799,652
4,000,000	FHLMC	0.220	01/28/16	3,999,340
1,600,000	FHLMC	0.140	02/03/16	1,599,795
971,000	FHLMC	0.210	02/05/16	970,802
2,000,000	FHLMC	0.320	02/12/16	1,999,253
200,000	FHLMC	0.260	02/25/16	199,920
2,000,000	FHLMC	0.410	03/16/16	1,998,292
2,000,000	FHLMC	0.440	04/08/16	1,997,604
5,800,000	FHLMC	0.380	04/14/16	5,793,633
1,655,000	Federal National Mortgage Association (FNMA)	0.230 - 0.320	01/13/16	1,654,853
2,964,000	FNMA	0.210 - 0.260	01/14/16	2,963,735
2,000,000	FNMA	0.300	01/21/16	1,999,667
1,500,000	FNMA	0.182	01/25/16	1,499,818
1,020,000	FNMA	0.255	01/27/16	1,019,812
238

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,750,000		FNMA	0.200%	02/02/16	$2,749,511
1,400,000		FNMA	0.140	02/03/16	1,399,820
2,000,000		FNMA	0.200	02/08/16	1,999,578
2,600,000		FNMA	0.220	02/10/16	2,599,364
2,500,000		FNMA	0.225	02/22/16	2,499,188
2,000,000		FNMA	0.200	03/14/16	1,999,189
1,000,000		FNMA	0.360	04/01/16	999,090
1,000,000		FNMA	0.300	04/13/16	999,142
4,000,000		FNMA	0.470	04/14/16	3,994,569
2,700,000		FNMA	0.640	06/08/16	2,692,368
		TOTAL GOVERNMENT AGENCY DEBT			264,447,535

TREASURY DEBT - 17.8%
6,150,000		United States Treasury Bill	0.050 - 0.187	01/07/16	6,149,918
4,140,000		United States Treasury Bill	0.126 - 0.149	01/14/16	4,139,803
1,440,000		United States Treasury Bill	0.095 - 0.135	01/28/16	1,439,866
7,040,000		United States Treasury Bill	0.112 - 0.217	02/04/16	7,038,854
6,620,000		United States Treasury Bill	0.085 - 0.229	02/11/16	6,619,044
3,050,000		United States Treasury Bill	0.032 - 0.123	02/18/16	3,049,617
5,515,000		United States Treasury Bill	0.163 - 0.190	02/25/16	5,513,421
7,440,000		United States Treasury Bill	0.200 - 0.249	03/03/16	7,437,110
4,800,000		United States Treasury Bill	0.152 - 0.257	03/10/16	4,798,229
400,000		United States Treasury Bill	0.147	03/17/16	399,876
3,000,000		United States Treasury Bill	0.100 - 0.251	03/24/16	2,998,614
2,000,000		United States Treasury Bill	0.061 - 0.073	04/07/16	1,999,642
645,000		United States Treasury Bill	0.075 - 0.210	04/14/16	644,739
10,600,000		United States Treasury Bill	0.111 - 0.121	04/21/16	10,596,227
6,480,000		United States Treasury Bill	0.155 - 0.270	04/28/16	6,476,184
2,000,000		United States Treasury Bill	0.323 - 0.354	05/05/16	1,997,651
400,000		United States Treasury Bill	0.358 - 0.450	05/19/16	399,328
1,000,000		United States Treasury Bill	0.387	05/26/16	998,431
1,000,000		United States Treasury Bill	0.476	06/02/16	997,977
2,785,000		United States Treasury Bill	0.402 - 0.404	06/09/16	2,780,019
7,260,000		United States Treasury Note	0.375	01/15/16	7,260,569
1,000,000		United States Treasury Note	0.375	01/31/16	1,000,189
2,000,000		United States Treasury Note	0.375	02/15/16	2,000,566
7,200,000		United States Treasury Note	0.250	02/29/16	7,200,681
8,025,000		United States Treasury Note	0.375	03/15/16	8,026,984
9,475,000		United States Treasury Note	0.375	03/31/16	9,478,919
10,475,000		United States Treasury Note	0.250	04/15/16	10,476,936
2,050,000		United States Treasury Note	0.250	05/15/16	2,049,130
6,340,000		United States Treasury Note	0.375	05/31/16	6,341,955
1,475,000		United States Treasury Note	0.500	06/15/16	1,475,957
2,000,000		United States Treasury Note	0.500	06/30/16	2,002,529
4,710,000		United States Treasury Note	0.625	07/15/16	4,718,027
		TOTAL TREASURY DEBT			138,506,992

VARIABLE RATE SECURITIES - 13.3%
6,000,000	i	Federal Farm Credit Bank (FFCB)	0.390	03/29/16	5,999,413
5,000,000	i	FFCB	0.372	04/21/16	4,999,773
4,000,000	i	FFCB	0.530	06/09/16	4,001,683
5,000,000	i	FFCB	0.420	06/23/16	4,999,518
239

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	FFCB	0.263%	08/10/16	$4,999,548
3,000,000	i	FFCB	0.390	01/13/17	3,000,000
6,800,000	i	FFCB	0.398	01/24/17	6,799,658
3,500,000	i	FFCB	0.243	03/02/17	3,500,011
2,000,000	i	FFCB	0.500	03/09/17	1,999,039
14,000,000	i	FFCB	0.326	06/15/17	13,998,034
4,000,000	i	FFCB	0.480	06/27/17	3,995,195
3,000,000	i	FFCB	0.331	07/17/17	2,999,686
5,000,000	i	Federal Home Loan Bank (FHLB)	0.229	02/17/17	4,997,871
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.397	07/21/16	4,999,716
5,000,000	i	FHLMC	0.322	01/13/17	4,999,480
3,000,000	i	FHLMC	0.462	04/27/17	2,999,193
2,000,000	i	Federal National Mortgage Association (FNMA)	0.437	01/26/17	2,000,341
4,044,000	i	FNMA	0.422	07/20/17	4,038,863
5,000,000	i	FNMA	0.355	08/16/17	4,999,179
5,000,000	i	FNMA	0.279	10/05/17	4,998,655
3,000,000	i	Wells Fargo Bank NA	0.540	03/10/16	3,000,000
5,000,000	i	Wells Fargo Bank NA	0.570	04/11/16	5,000,000
		TOTAL VARIABLE RATE SECURITIES			103,324,856

		TOTAL SHORT-TERM INVESTMENTS			777,287,658
		(Cost $777,287,658)

		TOTAL INVESTMENTS- 100.0%			777,287,658
		(Cost $777,287,658)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(286,416)
		NET ASSETS - 100.0%			$777,001,242

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2015, the aggregate value of these securities was $167,047,787 or 21.5% of net assets.
240

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Premier, Retirement, Retail and Advisor Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds expect to early adopt the ASU for the March 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33- 9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund’s financial statements and related disclosures. On August 11, 2015, The TIAA-CREF Board approved a restructuring of the TIAA-CREF Money Market Fund as a “Government” money market instrument, in compliance with the new SEC regulations requiring all money market funds to restructure as retail, institutional or government. The restructuring will be effective by October 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

241

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2015, there were no material transfers between levels by the Funds.

As of December 31, 2015, 100% of the value of investments in the Bond Index Fund, High-Yield Fund, Short-Term Bond Index Fund, Tax-Exempt Bond Fund and Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of December 31, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity Investments*	$1,741,427,923	$-	$-	$1,741,427,923
Short-term investments	-	74,997,845	-	74,997,845
Total	$1,741,427,923	$74,997,845	$-	$1,816,425,768
Bond
Bank loan obligations	$-	$35,193,047	$-	$35,193,047
Corporate bonds	-	1,075,587,424	-	1,075,587,424
Government bonds	-	1,150,533,723	-	1,150,533,723
Structured assets	-	576,222,361	2,748,379	578,970,740
Short-term investments	-	350,321,904	-	350,321,904
Total	$-	$3,187,858,459	$2,748,379	$3,190,606,838
Bond Plus
Bank loan obligations	$-	$137,746,483	$-	$137,746,483
Corporate bonds	-	1,123,397,822	-	1,123,397,822
Government bonds	-	1,141,454,018	-	1,141,454,018
Structured assets	-	372,643,103	1,783,908	374,427,011
Short-term investments	-	234,348,231	-	234,348,231
Total	$-	$3,009,589,657	$1,783,908	$3,011,373,565
242

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Inflation-Linked Bond
Government bonds	$-	$1,901,254,752	$-	$1,901,254,752
Short-term investments	-	201,525,119	-	201,525,119
Futures**	(18,984)	-	-	(18,984)
Total	$(18,984)	$2,102,779,871	$-	$2,102,760,887
Short-Term Bond
Bank loan obligations	$-	$52,230,406	$-	$52,230,406
Corporate bonds	-	573,653,678	-	573,653,678
Government bonds	-	343,179,248	-	343,179,248
Structured assets	-	494,705,842	-	494,705,842
Short-term investments	-	33,397,258	-	33,397,258
Futures**	23,076	-	-	23,076
Total	$23,076	$1,497,166,432	$-	$1,497,189,508
Social Choice Bond
Bank loan obligations	$-	$4,845,771	$-	$4,845,771
Corporate bonds	-	216,535,325	-	216,535,325
Government bonds	-	275,585,019	-	275,585,019
Structured assets	-	83,161,501	331,890	83,493,391
Preferred stocks	266,750	-	-	266,750
Total	$266,750	$580,127,616	$331,890	$580,726,256

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At December 31, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Inflation-Linked Bond	US Long Bond (CBT)	100	$(15,375,000)	3/21/2016	$(18,984)
Short-Term Bond	US 5 Year Note (CBT)	350	(41,412,110)	3/31/2016	(9,022)
Short-Term Bond	US 10 Year Note (CBT)	55	(6,924,844)	3/21/2016	32,098
Short-Term Bond Total		405	$(48,336,954)		$23,076

Note 4 – affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Withholding	Shares at	Value at
Issue	March 31, 2015	cost	proceeds	gain (loss)	income	expense	December 31, 2015	December 31, 2015
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$52,583,744	$378,795	$-	$-	$1,306,500	$-	3,350,000	$54,806,000
243

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 5 – investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Net unrealized appreciation (depreciation): At December 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Book cost	appreciation	(depreciation)	(depreciation)
Real Estate Securities	$1,404,879,787	$439,756,562	$(28,210,581)	$411,545,981
Bond	3,222,846,873	20,343,463	(52,583,498)	(32,240,035)
Bond Index	6,161,443,590	70,960,383	(64,211,124)	6,749,259
Bond Plus	3,069,924,927	18,861,050	(77,412,412)	(58,551,362)
High-Yield	3,451,202,350	25,407,101	(364,804,949)	(339,397,848)
Inflation-Linked Bond	2,095,030,254	43,652,893	(35,903,276)	7,749,617
Short-Term Bond	1,506,211,291	1,755,395	(10,800,254)	(9,044,859)
Short-Term Bond Index	109,838,905	5,199	(584,546)	(579,347)
Social Choice Bond	586,458,651	2,064,037	(7,796,432)	(5,732,395)
Tax-Exempt Bond	331,352,716	8,120,866	(302,907)	7,817,959
244

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President (principal executive officer)

Dated: February 19, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer